UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2024

Date of reporting period:	February 29, 2024

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Semiannual Report
February 29, 2024
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 24
Schedules of Investments 50
Financial Highlights (includes performance information) 169
Shareholder Expense Example 197
Supplemental Information 200

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ................................................................
$ 6,176,366 $ 2,065,753 $ 3,361,855
Investment in affiliated Funds--at cost ..........................................................
$ 2,880 $ 43,253 $ 76,739
Assets
Investment in securities--at value  ................................................................ $ 11,091,570
(b)
$ 1,942,818
(b)
$ 3,238,859
(b)
Investment in affiliated Funds--at value ........................................................... 2,880 43,253 76,739
Deposits with counterparty ........................................................................ – – 1,564
Receivables:
Dividends and interest ....................................................................... 7,794 12,252 7,752
Expense reimbursement from Manager ..................................................... 249 25 74
Expense reimbursement from Distributor ................................................... 4 – –
Foreign currency contracts ................................................................. – – 36
Fund shares sold ............................................................................. 11,192 806 1,738
Investment securities sold ................................................................... – 54,592 27,292
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ........................... – – 2,052
Variation margin on futures ................................................................. – – 4,588
Variation margin on swaps .................................................................. – – 12
Total Assets   11,113,689 2,053,746 3,360,706
Liabilities
Accrued management and investment advisory fees .............................................. 5,015 229 1,967
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 512 6 11
Accrued service fees .............................................................................. 9 5 –
Accrued transfer agent fees ....................................................................... 938 49 619
Accrued directors' expenses ....................................................................... 7 4 4
Accrued professional fees ......................................................................... 26 24 101
Accrued other expenses ........................................................................... 161 16 144
Cash overdraft ..................................................................................... – 4 1,508
Payables:
Dividends and interest on securities sold short ............................................. – – 7
Foreign currency contracts .................................................................. – – 9
Fund shares redeemed ....................................................................... 5,089 25,211 6,310
Investment securities purchased ............................................................ 2,313 53,857 52,442
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 599 ) ........... – – 477
Variation margin on futures ................................................................. – – 3,249
Variation margin on swaps .................................................................. – – 50
Collateral obligation on securities loaned, at value ............................................... 42 8,259 6,878
Total Liabilities
14,113 87,665 73,776
Net Assets Applicable to Outstanding Shares ..................................................
$ 11,099,576 $ 1,966,081 $ 3,286,930
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 6,162,886 $ 2,177,399 $ 3,544,204
Total distributable earnings (accumulated loss) ...................................................
4,936,690 (211,318) (257,274)
Total Net Assets
$ 11,099,576 $ 1,966,081 $ 3,286,930

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,150,378 N/A $ 51,645
Shares Issued and Outstanding .............................................................. 27,949 4,769
Net Asset Value per share ................................................................... $ 41 .16
(c)
$ 10 .83
(c)
Maximum Offering Price ....................................................................
$ 43 .56 $ 11 .25
Class C : Net Assets ................................................................................ $ 327,682 N/A N/A
Shares Issued and Outstanding .............................................................. 8,699
Net Asset Value per share ...................................................................
$ 37 .67
(c)
Class J : Net Assets ................................................................................ $ 246,800 $ 29,334 N/A
Shares Issued and Outstanding .............................................................. 5,876 3,595
Net Asset Value per share ...................................................................
$ 42 .00
(c)
$ 8 .16
(c)
Institutional : Net Assets ........................................................................... $ 3,285,035 $ 1,912,503 $ 1,741,225
Shares Issued and Outstanding .............................................................. 77,440 228,926 160,959
Net Asset Value per share ...................................................................
$ 42 .42 $ 8 .35 $ 10 .82
R-1 : Net Assets .................................................................................... N/A $ 695 N/A
Shares Issued and Outstanding .............................................................. 85
Net Asset Value per share ...................................................................
$ 8 .21
R-3 : Net Assets .................................................................................... $ 16,212 $ 9,069 $ 274
Shares Issued and Outstanding .............................................................. 396 1,110 25
Net Asset Value per share ...................................................................
$ 40 .88 $ 8 .17 $ 10 .74
R-4 : Net Assets .................................................................................... $ 2,889 $ 4,828 N/A
Shares Issued and Outstanding .............................................................. 69 586
Net Asset Value per share ...................................................................
$ 41 .47 $ 8 .24
R-5 : Net Assets .................................................................................... $ 25,621 $ 9,652 N/A
Shares Issued and Outstanding .............................................................. 611 1,176
Net Asset Value per share ...................................................................
$ 41 .92 $ 8 .21
R-6 : Net Assets .................................................................................... $ 6,044,959 N/A $ 1,493,786
Shares Issued and Outstanding .............................................................. 141,734 138,151
Net Asset Value per share ...................................................................
$ 42 .65 $ 10 .81
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
Global Sustainable
Listed Infrastructure
Fund
Investment in securities--at cost ................................................................
$ 68,274 $ 324,217 $ 16,719
Investment in affiliated Funds--at cost ..........................................................
$ 785 $ 67,041 $ 617
Assets
Investment in securities--at value  ................................................................ $ 75,891 $ 328,414 $ 15,991
Investment in affiliated Funds--at value ........................................................... 785 67,041 617
Cash ............................................................................................... – 319 –
Deposits with counterparty ........................................................................ – 31,459 –
Receivables:
Dividends and interest ....................................................................... 129 2,885 40
Expense reimbursement from Manager ..................................................... 7 41 4
Foreign currency contracts ................................................................. – 1,170 –
Fund shares sold ............................................................................. 373 329 –
Interfund lending ............................................................................ 690 – –
Investment securities sold ................................................................... 219 1,985 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ........................... – 3,794 –
Variation margin on futures ................................................................. – 305 –
Variation margin on swaps .................................................................. – 11 –
Total Assets   78,094 437,753 16,652
Liabilities
Accrued management and investment advisory fees .............................................. 39 438 10
Accrued distribution fees .......................................................................... 3 7 –
Accrued transfer agent fees ....................................................................... 12 50 –
Accrued custodian fees ............................................................................ – – 6
Accrued directors' expenses ....................................................................... 1 2 1
Accrued professional fees ......................................................................... 17 124 21
Accrued registration fees .......................................................................... – – 1
Accrued other expenses ........................................................................... 4 70 –
Cash overdraft ..................................................................................... – 54 –
Payables:
Dividends and interest on securities sold short ............................................. – 12 –
Foreign currency contracts .................................................................. – 2,079 –
Fund shares redeemed ....................................................................... 438 561 –
Investment securities purchased ............................................................ 194 2,471 –
Options and swaptions contracts written  (premiums received $ 0 , $ 1,389 and $ 0 ) ......... – 1,581 –
Short sales (proceeds received $ 0 , $ 20,086 and $ 0 ) ........................................ – 21,081 –
OTC swap agreements--at value (premiums received $ 0 , $ 81 and $ 0 ) ..................... – 452 –
Variation margin on futures ................................................................. – 426 –
Variation margin on swaps .................................................................. – 32 –
Total Liabilities
708 29,440 39
Net Assets Applicable to Outstanding Shares ..................................................
$ 77,386 $ 408,313 $ 16,613
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 69,216 $ 415,726 $ 17,177
Total distributable earnings (accumulated loss) ...................................................
8,170 (7,413) (564)
Total Net Assets
$ 77,386 $ 408,313 $ 16,613
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,750,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 17,444 $ 36,913 N/A
Shares Issued and Outstanding .............................................................. 1,402 3,504
Net Asset Value per share ................................................................... $ 12 .44
(b)
$ 10 .53
(b)
Maximum Offering Price ....................................................................
$ 13 .16 $ 10 .94
Institutional : Net Assets ........................................................................... $ 34,715 $ 309,503 $ 16,613
Shares Issued and Outstanding .............................................................. 2,766 28,873 1,659
Net Asset Value per share ...................................................................
$ 12 .55 $ 10 .72 $ 10 .01
R-6 : Net Assets .................................................................................... $ 25,227 $ 61,897 N/A
Shares Issued and Outstanding .............................................................. 2,000 5,768
Net Asset Value per share ...................................................................
$ 12 .62 $ 10 .73
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ................................................................
$ 935,068 $ 649,862 $ 157,957
Investment in affiliated Funds--at cost ..........................................................
$ 1,799 $ 13,099 $ –
Assets
Investment in securities--at value  ................................................................ $ 1,169,795
(a)
$ 708,060
(a)
$ 153,510
Investment in affiliated Funds--at value ........................................................... 1,799 13,099 –
Cash ............................................................................................... – – 363
Deposits with counterparty ........................................................................ 67 – –
Receivables:
Dividends and interest ....................................................................... 4,504 2,114 1,912
Expense reimbursement from Manager ..................................................... 27 – 6
Fund shares sold ............................................................................. 276 195 674
Interfund lending ............................................................................ – 2,220 –
Investment securities sold ................................................................... 9,501 9,460 –
Variation margin on futures ................................................................. 5 – –
Total Assets   1,185,974 735,148 156,465
Liabilities
Accrued management and investment advisory fees .............................................. 231 550 51
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 3 – 8
Accrued service fees .............................................................................. 7 – –
Accrued transfer agent fees ....................................................................... 14 7 27
Accrued directors' expenses ....................................................................... 2 2 2
Accrued professional fees ......................................................................... 62 31 27
Accrued other expenses ........................................................................... 253 99 5
Cash overdraft ..................................................................................... 64 3,338 –
Payables:
Dividends payable ........................................................................... – – 493
Expense reimbursement to Manager ........................................................ – 3 –
Fund shares redeemed ....................................................................... 670 194 174
Interest expense and fees payable ........................................................... – – 89
Investment securities purchased ............................................................ 9,172 2,711 –
Collateral obligation on securities loaned, at value ............................................... 3,310 13,356 –
Floating rate notes issued .........................................................................
– – 8,533
Total Liabilities
13,789 20,291 9,409
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,172,185 $ 714,857 $ 147,056
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 952,207 $ 732,148 $ 167,991
Total distributable earnings (accumulated loss) ...................................................
219,978 (17,291) (20,935)
Total Net Assets
$ 1,172,185 $ 714,857 $ 147,056
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 300,000 300,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 38,051
Shares Issued and Outstanding .............................................................. 3,920
Net Asset Value per share ................................................................... $ 9 .71
(b)
Maximum Offering Price ....................................................................
$ 10 .09
Institutional : Net Assets ........................................................................... $ 75,020 $ 36,249 $ 109,005
Shares Issued and Outstanding .............................................................. 6,606 3,613 11,221
Net Asset Value per share ...................................................................
$ 11 .36 $ 10 .03 $ 9 .71
R-1 : Net Assets .................................................................................... $ 236 N/A N/A
Shares Issued and Outstanding .............................................................. 21
Net Asset Value per share ...................................................................
$ 11 .04
R-3 : Net Assets .................................................................................... $ 13,544 N/A N/A
Shares Issued and Outstanding .............................................................. 1,218
Net Asset Value per share ...................................................................
$ 11 .12
R-4 : Net Assets .................................................................................... $ 9,226 N/A N/A
Shares Issued and Outstanding .............................................................. 820
Net Asset Value per share ...................................................................
$ 11 .26
R-5 : Net Assets .................................................................................... $ 14,561 N/A N/A
Shares Issued and Outstanding .............................................................. 1,289
Net Asset Value per share ...................................................................
$ 11 .30
R-6 : Net Assets .................................................................................... $ 1,059,598 $ 678,608 N/A
Shares Issued and Outstanding .............................................................. 93,200 67,240
Net Asset Value per share ...................................................................
$ 11 .37 $ 10 .09
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 2,540,355 $ 756,103 $ 6,153,730
Investment in affiliated Funds--at cost ..........................................................
$ 15,846 $ 14,964 $ 156,419
Foreign currency--at cost ........................................................................
$ 381 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,700,308 $ 1,162,760 $ 5,929,576
(a)
Investment in affiliated Funds--at value ........................................................... 15,846 14,964 156,419
Foreign currency--at value ........................................................................ 381 – –
Deposits with counterparty ........................................................................ – – 9,311
Receivables:
Dividends and interest ....................................................................... 4,970 2,112 86,404
Expense reimbursement from Manager ..................................................... 9 15 –
Foreign tax refund ........................................................................... 630 – –
Fund shares sold ............................................................................. 387 1,066 11,236
Investment securities sold ................................................................... – 57,383 2,267
Total Assets   2,722,531 1,238,300 6,195,213
Liabilities
Accrued management and investment advisory fees .............................................. 2,003 775 3,294
Accrued distribution fees .......................................................................... 1 54 252
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 35 115 931
Accrued directors' expenses ....................................................................... 5 1 7
Accrued foreign tax ............................................................................... 19,458 – –
Accrued professional fees ......................................................................... 33 20 32
Accrued other expenses ........................................................................... 173 31 139
Cash overdraft ..................................................................................... – 1,505 176
Payables:
Fund shares redeemed ....................................................................... 2,476 56,732 6,238
Investment securities purchased ............................................................ – – 49,561
Options and swaptions contracts written (premiums received $0, $0 and $439 ) ........... – – 394
Variation margin on futures ................................................................. – – 387
Collateral obligation on securities loaned, at value ............................................... – – 131,410
Total Liabilities
24,184 59,233 192,822
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,698,347 $ 1,179,067 $ 6,002,391
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,293,543 $ 758,910 $ 6,657,889
Total distributable earnings (accumulated loss) ...................................................
(595,196) 420,157 (655,498)
Total Net Assets
$ 2,698,347 $ 1,179,067 $ 6,002,391

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 5,059 $ 166,738 $ 688,722
Shares Issued and Outstanding .............................................................. 496 9,321 76,210
Net Asset Value per share ................................................................... $ 10.20
(b)
$ 17.89
(b)
$ 9.04
(b)
Maximum Offering Price ....................................................................
$ 10 .79 $ 18.93 $ 9.39
Class C: Net Assets ................................................................................ N/A $ 27,546 $ 140,104
Shares Issued and Outstanding .............................................................. 1,559 15,504
Net Asset Value per share ...................................................................
$ 17.67
(b)
$ 9.04
(b)
Class J: Net Assets ................................................................................ N/A N/A $ 31,654
Shares Issued and Outstanding .............................................................. 3,630
Net Asset Value per share ...................................................................
$ 8.72
(b)
Institutional: Net Assets ........................................................................... $ 79,753 $ 715,642 $ 4,255,824
Shares Issued and Outstanding .............................................................. 7,970 39,756 475,254
Net Asset Value per share ...................................................................
$ 10.01 $ 18.00 $ 8.95
R-1: Net Assets .................................................................................... N/A N/A $ 467
Shares Issued and Outstanding .............................................................. 52
Net Asset Value per share ...................................................................
$ 8.90
R-3: Net Assets .................................................................................... N/A N/A $ 1,922
Shares Issued and Outstanding .............................................................. 216
Net Asset Value per share ...................................................................
$ 8.89
R-4: Net Assets .................................................................................... N/A N/A $ 962
Shares Issued and Outstanding .............................................................. 109
Net Asset Value per share ...................................................................
$ 8.85
R-5: Net Assets .................................................................................... N/A N/A $ 2,192
Shares Issued and Outstanding .............................................................. 246
Net Asset Value per share ...................................................................
$ 8.91
R-6: Net Assets .................................................................................... $ 2,613,535 $ 269,141 $ 880,544
Shares Issued and Outstanding .............................................................. 260,981 14,868 98,382
Net Asset Value per share ...................................................................
$ 10.01 $ 18.10 $ 8.95
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 377 $ 943 $ 1,883
Dividends ............................................................................................... 50,909 54 38,992
Withholding tax ........................................................................................ (371) (1) (1,530)
Interest .................................................................................................. 1 43,096 23,617
Securities lending - net .................................................................................
3 59 115
Total Income 50,919 44,151 63,077
Expenses:
Management and investment advisory fees ............................................................ 28,749 1,537 12,885
Distribution f ees - Class A ............................................................................. 1,299 N/A 81
Distribution f ees - Class C ............................................................................. 1,481 N/A N/A
Distribution f ees - Class J .............................................................................. 158 22 N/A
Distribution f ees - R-1 ................................................................................. N/A 1 N/A
Distribution f ees - R-3 ................................................................................. 16 11 –
Distribution f ees - R-4 ................................................................................. 1 2 N/A
Administrative service fees - R-1 ...................................................................... N/A 1 N/A
Administrative service fees - R-3 ...................................................................... 5 3 –
Administrative service fees - R-4 ...................................................................... – 1 N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class A ............................................................................. 17 N/A 9
Registration fees - Class C ............................................................................. 10 N/A N/A
Registration fees - Class J .............................................................................. 10 8 N/A
Registration fees - Institutional ........................................................................ 41 8 12
Registration fees - R-6 ................................................................................. 12 N/A 12
Service fees - R-1 ...................................................................................... N/A 1 N/A
Service fees - R-3 ...................................................................................... 16 11 –
Service fees - R-4 ...................................................................................... 3 5 N/A
Service fees - R-5 ...................................................................................... 27 12 N/A
Shareholder reports - Class A .......................................................................... 43 N/A 6
Shareholder reports - Class C .......................................................................... 8 N/A N/A
Shareholder reports - Class J ........................................................................... 1 – N/A
Shareholder reports - Institutional ..................................................................... 72 4 58
Shareholder reports - R-6 .............................................................................. 4 N/A 5
Transfer agent fees - Class A ........................................................................... 564 N/A 56
Transfer agent fees - Class C ........................................................................... 135 N/A N/A
Transfer agent fees - Class J ........................................................................... 56 26 N/A
Transfer agent fees - Institutional ...................................................................... 1,344 50 996
Transfer agent fees - R-6 ............................................................................... 15 N/A 3
Chief compliance officer expenses ..................................................................... 2 1 1
Custodian fees .......................................................................................... 25 13 89
Directors' expenses ..................................................................................... 109 28 41
Professional fees ....................................................................................... 19 21 80
Other expenses ......................................................................................... 167 19 67
Total Gross Expenses 34,410 1,785 14,401
Less: Reimbursement from Manager .................................................................. 1,463 165 –
Less: Reimbursement from Manager - Class A ........................................................ – N/A 14
Less: Reimbursement from Manager - Institutional ................................................... 197 – 541
Less: Reimbursement from Distributor - Class J ...................................................... 21 3 N/A
Total Net Expenses 32,729 1,617 13,846
Net Investment Income (Loss) 18,190 42,534 49,231

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 122,804 (61,561) (86,325)
Foreign currency contracts ............................................................................. – – 37
Foreign currency transactions .......................................................................... – – (519)
Futures contracts ....................................................................................... – – (10,531)
Options and swaptions ................................................................................. – – 1,022
Short sales .............................................................................................. – – 43
Swap agreements ....................................................................................... – – (9,961)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,665,287 53,868 98,673
Foreign currency contracts ............................................................................. – – 52
Futures contracts ....................................................................................... – – (11,711)
Options and swaptions ................................................................................. – – 789
Swap agreements ....................................................................................... – – 2,523
Translation of assets and liabilities in foreign currencies .............................................. – – 27
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 1,788,091 (7,693) (15,881)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,806,281 $ 34,841 $ 33,350
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
Global
Sustainable Listed
Infrastructure Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 39 $ 2,176 $ 13
Dividends ............................................................................................... 644 2,880 268
Withholding tax ........................................................................................ – (59) (8)
Interest .................................................................................................. 1 8,329 –
Securities lending - net .................................................................................
– – 1
Total Income 684 13,326 274
Expenses:
Management and investment advisory fees ............................................................ 239 3,080 60
Distribution f ees - Class A ............................................................................. 21 46 N/A
Registration fees - Class A ............................................................................. 8 10 N/A
Registration fees - Institutional ........................................................................ 9 12 18
Registration fees - R-6 ................................................................................. 9 9 N/A
Shareholder reports - Class A .......................................................................... – 2 N/A
Shareholder reports - Institutional ..................................................................... 1 23 –
Shareholder reports - R-6 .............................................................................. 1 – N/A
Transfer agent fees - Class A ........................................................................... 19 24 N/A
Transfer agent fees - Institutional ...................................................................... 14 154 1
Transfer agent fees - R-6 ............................................................................... 1 1 N/A
Custodian fees .......................................................................................... 1 59 7
Directors' expenses ..................................................................................... 3 7 1
Dividends and interest on securities sold short ........................................................ – 197 –
Professional fees ....................................................................................... 12 101 15
Short sale fees .......................................................................................... – 177 –
Other expenses ......................................................................................... 2 22 1
Total Gross Expenses 340 3,924 103
Less: Reimbursement from Manager - Class A ........................................................ 15 – N/A
Less: Reimbursement from Manager - Institutional ................................................... 13 241 32
Less: Reimbursement from Manager - R-6 ............................................................ 14 30 N/A
Total Net Expenses 298 3,653 71
Net Investment Income (Loss) 386 9,673 203
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,142 3,980 188
Foreign currency contracts ............................................................................. – (978) –
Foreign currency transactions .......................................................................... – 113 (1)
Futures contracts ....................................................................................... – (2,699) –
Options and swaptions ................................................................................. – 579 –
Short sales .............................................................................................. – (1,407) –
Swap agreements ....................................................................................... – 2,390 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 4,565 11,396 212
Foreign currency contracts ............................................................................. – (1,023) –
Futures contracts ....................................................................................... – 1,377 –
Options and swaptions ................................................................................. – (516) –
Short sales .............................................................................................. – (102) –
Swap agreements ....................................................................................... – (2,014) –
Translation of assets and liabilities in foreign currencies .............................................. – (8) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 5,707 11,088 399
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,093 $ 20,761 $ 602
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 60 $ 188 $ –
Dividends ............................................................................................... 10,678 6,873 3
Withholding tax ........................................................................................ (725) (662) –
Interest .................................................................................................. 3 2 3,782
Securities lending - net .................................................................................
21 89 –
Total Income 10,037 6,490 3,785
Expenses:
Management and investment advisory fees ............................................................ 1,438 3,318 308
Distribution f ees - Class A ............................................................................. N/A N/A 48
Distribution f ees - R-3 ................................................................................. 16 N/A N/A
Distribution f ees - R-4 ................................................................................. 5 N/A N/A
Administrative service fees - R-3 ...................................................................... 5 N/A N/A
Administrative service fees - R-4 ...................................................................... 1 N/A N/A
Administrative service fees - R-5 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. N/A N/A 10
Registration fees - Institutional ........................................................................ 8 9 11
Registration fees - R-6 ................................................................................. 9 9 N/A
Service fees - R-3 ...................................................................................... 16 N/A N/A
Service fees - R-4 ...................................................................................... 12 N/A N/A
Service fees - R-5 ...................................................................................... 18 N/A N/A
Shareholder reports - Institutional ..................................................................... 7 2 1
Transfer agent fees - Class A ........................................................................... N/A N/A 16
Transfer agent fees - Institutional ...................................................................... 30 11 45
Transfer agent fees - R-6 ............................................................................... – 1 N/A
Custodian fees .......................................................................................... 91 104 1
Directors' expenses ..................................................................................... 15 9 3
Index license fees ...................................................................................... 187 – –
Interest expense and fees ............................................................................... – – 164
Professional fees ....................................................................................... 53 24 23
Other expenses ......................................................................................... 21 5 8
Total Gross Expenses 1,933 3,492 638
Less: Reimbursement from Manager - Class A ........................................................ N/A N/A 5
Less: Reimbursement from Manager - Institutional ................................................... 45 14 17
Less: Reimbursement from Manager - R-6 ............................................................ 122 17 N/A
Total Net Expenses 1,766 3,461 616
Net Investment Income (Loss) 8,271 3,029 3,169
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 14,382 (4,162) (1,953)
Foreign currency transactions .......................................................................... 111 (118) –
Futures contracts ....................................................................................... (362) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 75,983 34,848 6,250
Futures contracts ....................................................................................... 145 – –
Translation of assets and liabilities in foreign currencies .............................................. (46) (33) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 90,213 30,535 4,297
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 98,484 $ 33,564 $ 7,466

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)

See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 560 $ 448 $ 1,107
Dividends ............................................................................................... 23,690 15,148 14,198
Withholding tax ........................................................................................ (3,310) (68) –
Interest .................................................................................................. 2 1 147,064
Securities lending - net .................................................................................
45 – 725
Total Income 20,987 15,529 163,094
Expenses:
Management and investment advisory fees ............................................................ 12,033 4,783 19,906
Distribution f ees - Class A ............................................................................. 6 192 856
Distribution f ees - Class C ............................................................................. N/A 135 704
Distribution f ees - Class J .............................................................................. N/A N/A 23
Distribution f ees - R-1 ................................................................................. N/A N/A 1
Distribution f ees - R-3 ................................................................................. N/A N/A 2
Administrative service fees - R-1 ...................................................................... N/A N/A 1
Administrative service fees - R-3 ...................................................................... N/A N/A 1
Registration fees - Class A ............................................................................. 8 8 16
Registration fees - Class C ............................................................................. N/A 8 11
Registration fees - Class J .............................................................................. N/A N/A 7
Registration fees - Institutional ........................................................................ 9 19 51
Registration fees - R-6 ................................................................................. 9 9 9
Service fees - R-3 ...................................................................................... N/A N/A 2
Service fees - R-4 ...................................................................................... N/A N/A 1
Service fees - R-5 ...................................................................................... N/A N/A 2
Shareholder reports - Class A .......................................................................... 1 5 21
Shareholder reports - Class C .......................................................................... N/A 2 6
Shareholder reports - Class J ........................................................................... N/A N/A 1
Shareholder reports - Institutional ..................................................................... 15 22 136
Shareholder reports - R-6 .............................................................................. – – 2
Transfer agent fees - Class A ........................................................................... 11 84 293
Transfer agent fees - Class C ........................................................................... N/A 22 69
Transfer agent fees - Class J ........................................................................... N/A N/A 22
Transfer agent fees - Institutional ...................................................................... 55 292 1,920
Transfer agent fees - R-6 ............................................................................... 5 – 9
Chief compliance officer expenses ..................................................................... 1 – 2
Custodian fees .......................................................................................... 317 5 25
Directors' expenses ..................................................................................... 31 16 69
Professional fees ....................................................................................... 71 12 24
Other expenses ......................................................................................... 44 8 62
Total Gross Expenses 12,616 5,622 24,254
Less: Reimbursement from Manager - Class A ........................................................ 15 30 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 22 –
Less: Reimbursement from Manager - Institutional ................................................... 44 104 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A N/A 3
Total Net Expenses 12,557 5,466 24,251
Net Investment Income (Loss) 8,430 10,063 138,843
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 16 , $ 0 and $ 0 , respectively) ....................... (174,181) 24,982 (30,675)
Foreign currency transactions .......................................................................... (2,103) (4) –
Futures contracts ....................................................................................... – – (3,801)
Options and swaptions ................................................................................. – – 2,693
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (11,283) , $ 0 and $ 0 , respectively) .............................. 375,905 91,809 294,482
Futures contracts ....................................................................................... – – (141)
Options and swaptions ................................................................................. – – 45
Translation of assets and liabilities in foreign currencies .............................................. (21) (1) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 199,600 116,786 262,603
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 208,030 $ 126,849 $ 401,446

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 18,190 $ 1,758
Net realized gain (loss) on investments ...................................................................................................... 122,804 (107,672)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,665,287 1,610,098
Net Increase (Decrease) in Net Assets Resulting from Operations 1,806,281 1,504,184
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,781) (57,147)
Total Dividends and Distributions (1,781) (57,147)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(182,239) (680,787)
Total Increase (Decrease) in Net Assets 1,622,261 766,250
Net Assets
Beginning of period ..........................................................................................................................
9,477,315 8,711,065
End of period ................................................................................................................................
$ 11,099,576 $ 9,477,315
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .................................... $ 94,996 $ 19,810 $ 32,776 $ 741,543 $ 5,307 $ 911 $ 10,535 $ 222,187
Reinvested ............................... – – – – – – – 1,759
Redeemed ................................
(142,130) (34,251) (22,154) (499,311) (3,175) (455) (1,652) (608,935)
Net Increase (Decrease)
$ (47,134) $ (14,441) $ 10,622 $ 242,232 $ 2,132 $ 456 $ 8,883 $ (384,989)
Shares:
Sold .................................... 2,666 592 879 18,988 148 24 296 5,918
Reinvested ............................... – – – – – – – 44
Redeemed ................................
(3,907) (1,021) (598) (13,649) (91) (13) (45) (15,935)
Net Increase (Decrease)
(1,241) (429) 281 5,339 57 11 251 (9,973)
Year Ended August 31, 2023
Dollars:
Sold .................................... $ 363,827 $ 27,493 $ 39,638 $ 739,154 $ 4,740 $ 684 $ 4,651 $ 677,768
Reinvested ............................... 5,338 1,883 1,022 15,210 73 18 53 32,338
Redeemed ................................
(368,399) (57,553) (28,384) (1,062,552) (5,854) (1,446) (1,771) (1,068,718)
Net Increase (Decrease)
$ 766 $ (28,177) $ 12,276 $ (308,188) $ (1,041) $ (744) $ 2,933 $ (358,612)
Shares:
Sold .................................... 12,834 988 1,265 24,369 157 23 152 22,154
Reinvested ............................... 185 71 35 514 3 1 2 1,089
Redeemed ................................
(12,805) (2,117) (938) (34,906) (199) (48) (61) (34,642)
Net Increase (Decrease)
214 (1,058) 362 (10,023) (39) (24) 93 (11,399)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on
investments ............................... $ – $ – $ – $ – $ – $ – $ – $ (1,781)
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ – $ (1,781)
Year Ended August 31, 2023
From net investment income and net realized gain on
investments ............................... $ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Total Dividends and Distributions
$ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 42,534 $ 84,594
Net realized gain (loss) on investments ...................................................................................................... (61,561) (28,359)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
53,868 (82,098)
Net Increase (Decrease) in Net Assets Resulting from Operations 34,841 (25,863)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (85,167) (38,726)
Total Dividends and Distributions (85,167) (38,726)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(470,711) 638,716
Total Increase (Decrease) in Net Assets (521,037) 574,127
Net Assets
Beginning of period ..........................................................................................................................
2,487,118 1,912,991
End of period ................................................................................................................................
$ 1,966,081 $ 2,487,118
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ......................................................... $ 2,673 $ 190,275 $ 243 $ 2,692 $ 2,065 $ 1,367
Reinvested .................................................... 1,141 83,177 23 300 134 388
Redeemed .....................................................
(3,420) (746,150) (73) (2,782) (1,118) (1,646)
Net Increase (Decrease)
$ 394 $ (472,698) $ 193 $ 210 $ 1,081 $ 109
Shares:
Sold ......................................................... 326 22,695 30 330 248 166
Reinvested .................................................... 138 9,820 3 36 16 47
Redeemed .....................................................
(417) (89,745) (9) (340) (135) (200)
Net Increase (Decrease)
47 (57,230) 24 26 129 13
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 6,904 $ 820,763 $ 123 $ 2,799 $ 1,953 $ 2,075
Reinvested .................................................... 389 38,078 4 84 32 139
Redeemed .....................................................
(9,010) (220,171) (450) (1,681) (659) (2,656)
Net Increase (Decrease)
$ (1,717) $ 638,670 $ (323) $ 1,202 $ 1,326 $ (442)
Shares:
Sold ......................................................... 827 95,391 15 334 229 246
Reinvested .................................................... 47 4,480 – 10 4 17
Redeemed .....................................................
(1,086) (25,687) (53) (202) (78) (316)
Net Increase (Decrease)
(212) 74,184 (38) 142 155 (53)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ............. $ (1,144) $ (83,178) $ (23) $ (300) $ (134) $ (388)
Total Dividends and Distributions
$ (1,144) $ (83,178) $ (23) $ (300) $ (134) $ (388)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Total Dividends and Distributions
$ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 49,231 $ 112,979
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (106,234) (177,037)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
90,353 (82,814)
Net Increase (Decrease) in Net Assets Resulting from Operations 33,350 (146,872)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (45,765) (486,079)
Total Dividends and Distributions (45,765) (486,079)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(193,147) (503,099)
Total Increase (Decrease) in Net Assets (205,562) (1,136,050)
Net Assets
Beginning of period ..........................................................................................................................
3,492,492 4,628,542
End of period ................................................................................................................................
$ 3,286,930 $ 3,492,492
Class A Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .................................................................... $ 2,773 $ 218,667 $ 1 N/A $ 309,100
Reinvested ............................................................... 717 22,545 3 N/A 20,167
Redeemed ................................................................
(25,217) (491,709) – N/A (250,194)
Net Increase (Decrease)
$ (21,727) $ (250,497) $ 4 N/A $ 79,073
Shares:
Sold .................................................................... 261 20,644 – N/A 29,100
Reinvested ............................................................... 65 2,056 – N/A 1,838
Redeemed ................................................................
(2,335) (45,968) – N/A (23,181)
Net Increase (Decrease)
(2,009) (23,268) – N/A 7,757
Year Ended August 31, 2023
(b)
Dollars:
Sold .................................................................... $ 20,690 $ 559,282 $ 34 $ 6 $ 322,989
Reinvested ............................................................... 12,307 255,661 32 8 195,816
Redeemed ................................................................
(90,270) (1,083,094) (26) (78) (696,456)
Net Increase (Decrease)
$ (57,273) $ (268,151) $ 40 $ (64) $ (177,651)
Shares:
Sold .................................................................... 1,825 49,218 2 – 27,767
Reinvested ............................................................... 1,086 22,650 3 1 17,350
Redeemed ................................................................
(7,927) (93,835) (2) (7) (60,378)
Net Increase (Decrease)
(5,016) (21,967) 3 (6) (15,261)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ........................ $ (770) $ (24,441) $ (3) $ N/A $ (20,551)
Total Dividends and Distributions
$ (770) $ (24,441) $ (3) $ N/A $ (20,551)
Year Ended August 31, 2023
(b)
From net investment income and net realized gain on investments ........................ $ (13,136) $ (273,505) $ (32) $ (8) $ (199,398)
Total Dividends and Distributions
$ (13,136) $ (273,505) $ (32) $ (8) $ (199,398)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 386 $ 1,012
Net realized gain (loss) on investments ...................................................................................................... 1,142 1,628
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
4,565 7,478
Net Increase (Decrease) in Net Assets Resulting from Operations 6,093 10,118
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,309) (12,416)
Total Dividends and Distributions (1,309) (12,416)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(3,773) (32,342)
Total Increase (Decrease) in Net Assets 1,011 (34,640)
Net Assets
Beginning of period ..........................................................................................................................
76,375 111,015
End of period ................................................................................................................................
$ 77,386 $ 76,375
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ......................................................................................... $ 3,112 $ 6,101 $ 1,692
Reinvested .................................................................................... 263 573 286
Redeemed .....................................................................................
(4,764) (4,685) (6,351)
Net Increase (Decrease)
$ (1,389) $ 1,989 $ (4,373)
Shares:
Sold ......................................................................................... 266 516 142
Reinvested .................................................................................... 21 46 23
Redeemed .....................................................................................
(407) (397) (536)
Net Increase (Decrease)
(120) 165 (371)
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 5,045 $ 18,920 $ 2,826
Reinvested .................................................................................... 2,232 6,105 1,954
Redeemed .....................................................................................
(5,837) (54,231) (9,356)
Net Increase (Decrease)
$ 1,440 $ (29,206) $ (4,576)
Shares:
Sold ......................................................................................... 443 1,658 247
Reinvested .................................................................................... 208 563 179
Redeemed .....................................................................................
(515) (4,692) (807)
Net Increase (Decrease)
136 (2,471) (381)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ............................................. $ (263) $ (583) $ (463)
Total Dividends and Distributions
$ (263) $ (583) $ (463)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,232) $ (6,177) $ (4,007)
Total Dividends and Distributions
$ (2,232) $ (6,177) $ (4,007)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 9,673 $ 11,487
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ 1,978 (7,545)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
9,110 18,594
Net Increase (Decrease) in Net Assets Resulting from Operations 20,761 22,536
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (15,141) (49,293)
Total Dividends and Distributions (15,141) (49,293)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(48,119) (2,050)
Total Increase (Decrease) in Net Assets (42,499) (28,807)
Net Assets
Beginning of period ..........................................................................................................................
450,812 479,619
End of period ................................................................................................................................
$ 408,313 $ 450,812
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ......................................................................................... $ 1,210 $ 46,949 $ 5,901
Reinvested .................................................................................... 955 9,048 651
Redeemed .....................................................................................
(4,396) (93,842) (14,595)
Net Increase (Decrease)
$ (2,231) $ (37,845) $ (8,043)
Shares:
Sold ......................................................................................... 117 4,452 557
Reinvested .................................................................................... 93 869 62
Redeemed .....................................................................................
(424) (8,953) (1,379)
Net Increase (Decrease)
(214) (3,632) (760)
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 9,500 $ 111,942 $ 29,221
Reinvested .................................................................................... 3,628 29,922 2,209
Redeemed .....................................................................................
(10,428) (144,120) (33,924)
Net Increase (Decrease)
$ 2,700 $ (2,256) $ (2,494)
Shares:
Sold ......................................................................................... 915 10,560 2,730
Reinvested .................................................................................... 356 2,890 213
Redeemed .....................................................................................
(1,012) (13,397) (3,214)
Net Increase (Decrease)
259 53 (271)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ............................................. $ (1,107) $ (11,817) $ (2,217)
Total Dividends and Distributions
$ (1,107) $ (11,817) $ (2,217)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (4,216) $ (36,388) $ (8,689)
Total Dividends and Distributions
$ (4,216) $ (36,388) $ (8,689)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Global Sustainable Listed Infrastructure
Fund
Period Ended
February 29,
2024
Period Ended
August 31, 2023
(a)
Operations
Net investment income (loss) ................................................................................................................ $ 203 $ 370
Net realized gain (loss) on investments and foreign currencies ............................................................................. 187 773
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
212 (940)
Net Increase (Decrease) in Net Assets Resulting from Operations 602 203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,246) (123)
Total Dividends and Distributions (1,246) (123)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,248 15,929
Total Increase (Decrease) in Net Assets 604 16,009
Net Assets
Beginning of period ..........................................................................................................................
16,009 –
End of period ................................................................................................................................
$ 16,613 $ 16,009
Institutional
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .............................................................................................................. $ 499
Reinvested ......................................................................................................... 884
Redeemed ..........................................................................................................
(135)
Net Increase (Decrease)
$ 1,248
Shares:
Sold .............................................................................................................. 49
Reinvested ......................................................................................................... 85
Redeemed ..........................................................................................................
(14)
Net Increase (Decrease)
120
Period Ended August 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 15,818
Reinvested ......................................................................................................... 122
Redeemed ..........................................................................................................
(11)
Net Increase (Decrease)
$ 15,929
Shares:
Sold .............................................................................................................. 1,528
Reinvested ......................................................................................................... 12
Redeemed ..........................................................................................................
(1)
Net Increase (Decrease)
1,539
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,246)
Total Dividends and Distributions
$ (1,246)
Period Ended August 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (123)
Total Dividends and Distributions
$ (123)
(a)
Period from September 22, 2022, date operations commenced, through August 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,271 $ 30,952
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 14,131 6,925
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
76,082 133,944
Net Increase (Decrease) in Net Assets Resulting from Operations 98,484 171,821
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (43,737) (27,481)
Total Dividends and Distributions (43,737) (27,481)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(115,156) 102,254
Total Increase (Decrease) in Net Assets (60,409) 246,594
Net Assets
Beginning of period ..........................................................................................................................
1,232,594 986,000
End of period ................................................................................................................................
$ 1,172,185 $ 1,232,594
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ......................................................... $ 13,268 $ 10 $ 2,354 $ 1,597 $ 1,529 $ 38,520
Reinvested .................................................... 2,679 6 454 366 516 39,716
Redeemed .....................................................
(10,302) (179) (2,156) (3,252) (2,305) (197,977)
Net Increase (Decrease)
$ 5,645 $ (163) $ 652 $ (1,289) $ (260) $ (119,741)
Shares:
Sold ......................................................... 1,229 1 224 149 145 3,607
Reinvested .................................................... 241 1 42 33 47 3,570
Redeemed .....................................................
(948) (19) (201) (299) (212) (18,668)
Net Increase (Decrease)
522 (17) 65 (117) (20) (11,491)
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 28,812 $ 48 $ 3,168 $ 2,101 $ 5,252 $ 322,042
Reinvested .................................................... 1,269 7 233 212 360 25,400
Redeemed .....................................................
(11,728) (34) (3,406) (1,927) (6,984) (262,571)
Net Increase (Decrease)
$ 18,353 $ 21 $ (5) $ 386 $ (1,372) $ 84,871
Shares:
Sold ......................................................... 2,708 3 311 206 525 30,641
Reinvested .................................................... 131 1 24 22 37 2,613
Redeemed .....................................................
(1,124) (3) (345) (190) (662) (25,651)
Net Increase (Decrease)
1,715 1 (10) 38 (100) 7,603
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ............. $ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Total Dividends and Distributions
$ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)
Total Dividends and Distributions
$ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,029 $ 12,422
Net realized gain (loss) on investments and foreign currencies ............................................................................. (4,280) (40,524)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
34,815 99,733
Net Increase (Decrease) in Net Assets Resulting from Operations 33,564 71,631
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (13,761) (8,570)
Total Dividends and Distributions (13,761) (8,570)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(11,453) (61,203)
Total Increase (Decrease) in Net Assets 8,350 1,858
Net Assets
Beginning of period ..........................................................................................................................
706,507 704,649
End of period ................................................................................................................................
$ 714,857 $ 706,507
Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ................................................................................................... $ 5,694 $ 44,535
Reinvested .............................................................................................. 730 13,031
Redeemed ...............................................................................................
(7,897) (67,546)
Net Increase (Decrease)
$ (1,473) $ (9,980)
Shares:
Sold ................................................................................................... 588 4,538
Reinvested .............................................................................................. 73 1,291
Redeemed ...............................................................................................
(819) (7,026)
Net Increase (Decrease)
(158) (1,197)
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 14,707 $ 72,767
Reinvested .............................................................................................. 498 8,072
Redeemed ...............................................................................................
(31,800) (125,447)
Net Increase (Decrease)
$ (16,595) $ (44,608)
Shares:
Sold ................................................................................................... 1,653 7,837
Reinvested .............................................................................................. 56 901
Redeemed ...............................................................................................
(3,490) (13,657)
Net Increase (Decrease)
(1,781) (4,919)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ....................................................... $ (730) $ (13,031)
Total Dividends and Distributions
$ (730) $ (13,031)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (498) $ (8,072)
Total Dividends and Distributions
$ (498) $ (8,072)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,169 $ 5,485
Net realized gain (loss) on investments ...................................................................................................... (1,953) (4,799)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,250 (500)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,466 186
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,107) (5,476)
Total Dividends and Distributions (3,107) (5,476)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
7,287 1,472
Total Increase (Decrease) in Net Assets 11,646 (3,818)
Net Assets
Beginning of period ..........................................................................................................................
135,410 139,228
End of period ................................................................................................................................
$ 147,056 $ 135,410
Class A Institutional
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ................................................................................................... $ 7,736 $ 44,894
Reinvested .............................................................................................. 784 2,288
Redeemed ...............................................................................................
(12,656) (35,759)
Net Increase (Decrease)
$ (4,136) $ 11,423
Shares:
Sold ................................................................................................... 820 4,795
Reinvested .............................................................................................. 83 242
Redeemed ...............................................................................................
(1,356) (3,794)
Net Increase (Decrease)
(453) 1,243
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 7,457 $ 51,708
Reinvested .............................................................................................. 1,737 3,643
Redeemed ...............................................................................................
(15,144) (47,929)
Net Increase (Decrease)
$ (5,950) $ 7,422
Shares:
Sold ................................................................................................... 791 5,461
Reinvested .............................................................................................. 185 386
Redeemed ...............................................................................................
(1,607) (5,075)
Net Increase (Decrease)
(631) 772
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ....................................................... $ (813) $ (2,294)
Total Dividends and Distributions
$ (813) $ (2,294)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (1,806) $ (3,670)
Total Dividends and Distributions
$ (1,806) $ (3,670)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 8,430 $ 61,085
Net realized gain (loss) on investments and foreign currencies ............................................................................. (176,284) (325,903)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
375,884 292,261
Net Increase (Decrease) in Net Assets Resulting from Operations 208,030 27,443
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (59,959) (69,003)
Total Dividends and Distributions (59,959) (69,003)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(82,377) 391,895
Total Increase (Decrease) in Net Assets 65,694 350,335
Net Assets
Beginning of period ..........................................................................................................................
2,632,653 2,282,318
End of period ................................................................................................................................
$ 2,698,347 $ 2,632,653
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold ......................................................................................... $ 216 $ 8,738 $ 97,129
Reinvested .................................................................................... 87 1,662 57,941
Redeemed .....................................................................................
(513) (8,904) (238,733)
Net Increase (Decrease)
$ (210) $ 1,496 $ (83,663)
Shares:
Sold ......................................................................................... 23 932 10,261
Reinvested .................................................................................... 9 175 6,112
Redeemed .....................................................................................
(54) (951) (25,402)
Net Increase (Decrease)
(22) 156 (9,029)
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 847 $ 20,392 $ 806,453
Reinvested .................................................................................... 110 2,373 66,235
Redeemed .....................................................................................
(1,275) (43,542) (459,698)
Net Increase (Decrease)
$ (318) $ (20,777) $ 412,990
Shares:
Sold ......................................................................................... 88 2,190 86,398
Reinvested .................................................................................... 12 267 7,467
Redeemed .....................................................................................
(134) (4,607) (48,952)
Net Increase (Decrease)
(34) (2,150) 44,913
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments ............................................. $ (88) $ (1,667) $ (58,204)
Total Dividends and Distributions
$ (88) $ (1,667) $ (58,204)
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (111) $ (2,378) $ (66,514)
Total Dividends and Distributions
$ (111) $ (2,378) $ (66,514)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 10,063 $ 18,972
Net realized gain (loss) on investments and foreign currencies ............................................................................. 24,978 16,287
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
91,808 70,408
Net Increase (Decrease) in Net Assets Resulting from Operations 126,849 105,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,036) (66,938)
Total Dividends and Distributions (21,036) (66,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(212,486) 185,908
Total Increase (Decrease) in Net Assets (106,673) 224,637
Net Assets
Beginning of period ..........................................................................................................................
1,285,740 1,061,103
End of period ................................................................................................................................
$ 1,179,067 $ 1,285,740
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .............................................................................. $ 9,699 $ 1,472 $ 51,052 $ 30,417
Reinvested ......................................................................... 2,244 316 10,979 6,586
Redeemed ..........................................................................
(14,564) (6,043) (102,428) (202,216)
Net Increase (Decrease)
$ (2,621) $ (4,255) $ (40,397) $ (165,213)
Shares:
Sold .............................................................................. 589 90 3,090 2,035
Reinvested ......................................................................... 134 19 651 389
Redeemed ..........................................................................
(889) (378) (6,184) (11,688)
Net Increase (Decrease)
(166) (269) (2,443) (9,264)
Year Ended August 31, 2023
Dollars:
Sold .............................................................................. $ 27,180 $ 3,653 $ 121,266 $ 339,546
Reinvested ......................................................................... 8,436 2,273 45,132 7,307
Redeemed ..........................................................................
(30,134) (22,255) (238,061) (78,435)
Net Increase (Decrease)
$ 5,482 $ (16,329) $ (71,663) $ 268,418
Shares:
Sold .............................................................................. 1,736 233 7,663 21,233
Reinvested ......................................................................... 546 149 2,906 471
Redeemed ..........................................................................
(1,945) (1,441) (15,127) (5,046)
Net Increase (Decrease)
337 (1,059) (4,558) 16,658
Dividends and Distributions to Shareholders:
Period Ended February 29, 2024
From net investment income and net realized gain on investments .................................. $ (2,457) $ (323) $ (11,670) $ (6,586)
Total Dividends and Distributions
$ (2,457) $ (323) $ (11,670) $ (6,586)
Year Ended August 31, 2023
From net investment income and net realized gain on investments .................................. $ (9,313) $ (2,315) $ (48,001) $ (7,309)
Total Dividends and Distributions
$ (9,313) $ (2,315) $ (48,001) $ (7,309)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 138,843 $ 274,893
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ (31,783) (257,877)
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
294,386 (10,914)
Net Increase (Decrease) in Net Assets Resulting from Operations 401,446 6,102
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (167,655) (320,871)
Total Dividends and Distributions (167,655) (320,871)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
14,372 (409,914)
Total Increase (Decrease) in Net Assets 248,163 (724,683)
Net Assets
Beginning of period ..........................................................................................................................
5,754,228 6,478,911
End of period ................................................................................................................................
$ 6,002,391 $ 5,754,228
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .......................... $ 74,980 $ 13,602 $ 1,813 $ 919,272 $ 6 $ 181 $ 28 $ 304 $ 72,826
Reinvested ..................... 15,359 2,950 881 100,373 12 51 26 57 14,542
Redeemed ......................
(127,017) (29,902) (3,383) (857,879) (29) (375) (76) (233) (183,997)
Net Increase (Decrease)
$ (36,678) $ (13,350) $ (689) $ 161,766 $ (11) $ (143) $ (22) $ 128 $ (96,629)
Shares:
Sold .......................... 8,583 1,543 212 105,715 – 21 4 34 8,358
Reinvested ..................... 1,758 338 105 11,581 1 6 3 7 1,680
Redeemed ......................
(14,498) (3,426) (402) (99,157) (3) (43) (9) (27) (21,230)
Net Increase (Decrease)
(4,157) (1,545) (85) 18,139 (2) (16) (2) 14 (11,192)
Year Ended August 31, 2023
Dollars:
Sold .......................... $ 148,101 $ 28,101 $ 3,653 $ 2,192,106 $ 13 $ 655 $ 128 $ 186 $ 525,956
Reinvested ..................... 30,509 6,256 1,802 171,598 23 294 49 118 37,065
Redeemed ......................
(250,075) (58,388) (8,577) (2,434,198) (28) (6,370) (122) (916) (797,853)
Net Increase (Decrease)
$ (71,465) $ (24,031) $ (3,122) $ (70,494) $ 8 $ (5,421) $ 55 $ (612) $ (234,832)
Shares:
Sold .......................... 16,897 3,185 428 252,210 1 76 14 21 60,849
Reinvested ..................... 3,497 717 214 19,851 3 34 6 14 4,279
Redeemed ......................
(28,553) (6,664) (1,017) (280,351) (3) (751) (14) (106) (91,275)
Net Increase (Decrease)
(8,159) (2,762) (375) (8,290) 1 (641) 6 (71) (26,147)
Dividends and Distributions to
Shareholders:
Period Ended February 29, 2024
From net investment income and net
realized gain on investments ......... $ (19,190) $ (3,369) $ (894) $ (117,192) $ (12) $ (54) $ (26) $ (57) $ (26,861)
Total Dividends and Distributions
$ (19,190) $ (3,369) $ (894) $ (117,192) $ (12) $ (54) $ (26) $ (57) $ (26,861)
Year Ended August 31, 2023
From net investment income and net
realized gain on investments ......... $ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)
Total Dividends and Distributions
$ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond
Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure
Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund,
Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the
"Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and
R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective September 22, 2022, the initial purchase of $9,500,000 of Institutional shares of Global Sustainable Listed Infrastructure Fund was made by Principal Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective January 13, 2023, Class R-5 shares discontinued operations and converted into Class R-6 shares for Diversified Real Asset Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February 29,
2024:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Diversified Real Asset Fund
Euro 9 .6%
British Pound Sterling 5 .1
Global Sustainable Listed Infrastructure Fund
Euro 11 .1%
Canadian Dollar 8 .5
Hong Kong Dollar 8 .2
Australian Dollar 5 .8
British Pound Sterling 5 .8
International Equity Index Fund
Euro 32 .7%
Japanese Yen 23 .2
British Pound Sterling 14 .1
Swiss Franc 9 .4
Australian Dollar 7 .2
International Small Company Fund
Japanese Yen 29 .6%
Euro 19 .3
British Pound Sterling 16 .3
Canadian Dollar 10 .9
Australian Dollar 7 .3
Origin Emerging Markets Fund
New Taiwan Dollar 19 .0%
Indian Rupee 18 .8
South Korean Won 10 .8
Hong Kong Dollar 10 .3
Chinese Renminbi 10 .2
Brazilian Real 8 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended February 29, 2024, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for Diversified Real
Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global
Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 29, 2024, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Funds’ financial statements. The Funds will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of February
29, 2024 is included in interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of February 29, 2024 is included in interfund borrowing on the statements of assets and liabilities.
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 479,924 14.60%
GMS Cayman Corporation 4,607 1.13
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

During the period ended February 29, 2024, Funds lending to the Facility were as follows (amount in thousands):
During the period ended February 29, 2024, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of February 29,
2024 is included in borrowing on the statements of assets and liabilities. During the period ended February 29, 2024, the Funds did not borrow against the line of credit.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest  in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 38 5.95% $ 1
Bond Market Index Fund 146 5.95 4
Diversified Real Asset Fund 719 5.97 21
Edge MidCap Fund 27 5.95 1
Global Multi-Strategy Fund 37 5.96 1
International Small Company Fund 80 5.96 2
Origin Emerging Markets Fund 76 5.95 2
Small-MidCap Dividend Income Fund 35 5.95 1
Spectrum Preferred and Capital Securities Income Fund 655 5.99 20
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 4,003 6.02% $ 120
Bond Market Index Fund 18 5.99 1
Diversified Real Asset Fund 803 5.96 24
Global Multi-Strategy Fund 591 5.98 18
International Equity Index Fund 480 5.96 14
International Small Company Fund 18 6.01 1
Opportunistic Municipal Fund 235 5.95 7
Origin Emerging Markets Fund 1,003 5.95 30
Spectrum Preferred and Capital Securities Income Fund 933 5.96 28
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 29, 2024, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ — $ — $ —
Total Return Swaps 909 — 909
$ 909
$ —
$ 909 $ — $ 909
BNP Paribas
Foreign Currency Contracts 5 (7) (2)
$ 5 $ (7) $ (2) $ — $ (2)
Citigroup Inc
Total Return Swaps 1,143 — 1,143
Written Interest Rate Swaptions — (325) (325)
$ 1,143 $ (325) $ 818 $ — $ 818
Deutsche Bank AG
Foreign Currency Contracts 3 — 3
Written Interest Rate Swaptions — (126) (126)
$ 3 $ (126) $ (123) $ — $ (123)
JPMorgan Chase
Foreign Currency Contracts 28 — 28
$ 28 $ — $ 28 $ — $ 28
Morgan Stanley & Co
Foreign Currency Contracts — — —
$ —
$ — $ —
$ —
$ —
Toronto Dominion Bank
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
UBS AG
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Total OTC $ 2,088 $ (460) $ 1,628 $ 1,628
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February 29, 2024, none of the
Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts $ 986 $ (1,991) $ (1,005)
$ 986 $ (1,991) $ (1,005) $ 1,005
$ —
Barclays Bank PLC
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Citigroup Inc
Foreign Currency Contracts 25 (12) 13
Total Return Swaps — (25) (25)
$ 25 $ (37) $ (12) $ — $ (12)
Deutsche Bank AG
Foreign Currency Contracts 4 — 4
$ 4 $ — $ 4 $ — $ 4
Goldman Sachs & Co
Credit Default Swaps — (106) (106)
Equity Basket Swaps — (321) (321)
Foreign Currency Contracts 131 (6) 125
$ 131 $ (433) $ (302) $ 302
$ —
HSBC Securities Inc
Foreign Currency Contracts 5 (58) (53)
$ 5 $ (58) $ (53) $ — $ (53)
JPMorgan Chase
Equity Basket Swaps 81 — 81
Foreign Currency Contracts 9 (7) 2
$ 90 $ (7) $ 83 $ — $ 83
Merrill Lynch
Foreign Currency Contracts 3 — 3
$ 3 $ — $ 3 $ — $ 3
Morgan Stanley & Co
Equity Basket Swaps 3,713 — 3,713
Foreign Currency Contracts 6 — 6
$ 3,719 $ — $ 3,719 $ — $ 3,719
RBC Dominon Securities Corp
Foreign Currency Contracts 1 (5) (4)
$ 1 $ (5) $ (4) $ — $ (4)
Total OTC $ 4,964 $ (2,531) $ 2,433 $ 3,740
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

As of February 29, 2024, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account. As of February 29, 2024, none of the Funds had deposits from counterparty.
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the period ended February 29, 2024, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ 1,564 $ — $ — $ 1,564
Global Multi-Strategy Fund 8,013 2,463 20,983 31,459
International Equity Index Fund 67 — — 67
Spectrum Preferred and Capital Securities Income Fund 9,311 — — 9,311
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 7,462 3.76%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Spectrum Preferred
and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of February 29, 2024, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of February 29, 2024, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 13 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 29, 2024 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be
found at www.Principalam.com. As of February 29, 2024, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 30.36%
Bond Market Index Fund 92.04
Diversified Real Asset Fund 18.94
International Equity Index Fund 57.06
International Small Company Fund 93.59
Origin Emerging Markets Fund 40.19
Small-MidCap Dividend Income Fund 19.22
Spectrum Preferred and Capital Securities Income Fund 6.19
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives February 29, 2024 Liability Derivatives February 29, 2024
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 9,183
*
Payables, Total distributable earnings (accumulated loss)
$ 15,269
*
Foreign Exchange Contracts Receivables
$ 36
Payables
$ 9
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 190
*
Payables, Total distributable earnings (accumulated loss)
$ 608
*
Total
$ 9,409 $ 15,886
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 463
*
Payables, Total distributable earnings (accumulated loss)
$ 362
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 456
*
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,329
*
Payables, Total distributable earnings (accumulated loss)
$ 2,984
*
Foreign Exchange Contracts Receivables
$ 1,193
*
Payables
$ 2,079
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 415
*
Payables, Total distributable earnings (accumulated loss)
$ 265
*
Total
$ 8,400 $ 6,146
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 123
*
Payables, Total distributable earnings (accumulated loss)
$ —
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 744
*
Payables, Total distributable earnings (accumulated loss)
$ 1,126
*
Total
$ 744 $ 1,126
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments*
$ (978) $ (161)
Futures contracts
$ (10,424) $ (11,813)
Options and swaptions
$ 109 $ (91)
Swap agreements
$ (9,353) $ 2,254
Foreign Exchange Contracts
Investment transactions/Investments*
$ (37) $ —
Foreign currency contracts
$ 37 $ 52
Options and swaptions
$ 8 $ —
Interest Rate Contracts
Investment transactions/Investments*
$ (1,205) $ (650)
Futures contracts
$ (107) $ 102
Options and swaptions
$ 905 $ 880
Swap agreements
$ (608) $ 269
Total $ (21,653) $ (9,158)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts
$ (532) $ (210)
Credit Contracts
Swap agreements
$ (489) $ (82)
Equity Contracts
Investment transactions/Investments*
$ (1,203) $ 152
Futures contracts
$ (99) $ 1,063
Options and swaptions
$ 559 $ (516)
Swap agreements
$ 2,774 $ (1,967)
Foreign Exchange Contracts
Foreign currency contracts
$ (978) $ (1,023)
Futures contracts
$ 7 $ 6
Interest Rate Contracts
Investment transactions/Investments*
$ (7) $ —
Futures contracts
$ (2,075) $ 518
Options and swaptions
$ 20 $ —
Swap agreements
$ 105 $ 35
Total $ (1.918) $ (2,024)
International Equity Index Fund
Equity Contracts
Futures contracts
$ (362) $ 145
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Investment transactions/Investments*
$ (1,105) $ —
Futures contracts
$ (3,801) $ (141)
Options and swaptions
$ 2,693 $ 45
Total $ (2,213) $ (96)
*Investment transactions includes purchased options and/or purchased swaptions.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period  ended February
29, 2024 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 367,143
Futures - Short
152,852
Purchased Options
339
Total Return Swaps - Receive Positive Return
263,505
Written Options
55
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
2,983
Foreign Currency Contracts - Contracts to Deliver
5,768
Purchased Options
5,055
Written Options
5,055
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
15,957
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
36,818
Futures - Long
40,458
Futures - Short
61,802
Purchased Interest Rate Swaptions
143,804
Purchased Options
1,082
Written Interest Rate Swaptions
98,432
Written Options
1,156
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
11,147
Futures - Short
11,201
Credit Contracts
Credit Default Swaps – Buy Protection
7,550
Exchange Cleared Credit Default Swaps – Buy Protection
11,983
Equity Contracts
Futures - Long
33,389
Futures - Short
23,989
Purchased Options
421
Total Return Equity Basket Swaps
109,204
Written Options
483
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
75,039
Foreign Currency Contracts - Contracts to Deliver
105,108
Futures - Long
1,453
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
17,434
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
12,025
Futures - Long
57,409
Futures - Short
177,413
Purchased Options
552
Total Return Swaps – Receive Positive Return
426
Written Options
552
International Equity Index Fund
Equity Contracts
Futures - Long
2,037
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long
719,709
Futures - Short
174,709
Written Options
333
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,091,528 $ — $ — $ 11,091,528
Investment Companies* 2,922 — — 2,922
Total investments in securities $ 11,094,450 $ — $ — $ 11,094,450
Bond Market Index Fund
Bonds* — 570,749 — 570,749
Investment Companies* 46,472 — — 46,472
Municipal Bonds* — 3,274 — 3,274
U.S. Government & Government Agency Obligations* — 1,365,576 — 1,365,576
Total investments in securities $ 46,472 $ 1,939,599 $ — $ 1,986,071
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 16,871 $ — $ 16,871
Common Stocks
Basic Materials 95,086 32,457 — 127,543
Communications — 7,370 1 7,371
Consumer, Cyclical 12,057 3,920 1 15,978
Consumer, Non-cyclical 33,686 59,360 5 93,051
Energy 322,650 41,330 — 363,980
Financial 472,678 205,467 — 678,145
Industrial 92,784 167,316 49 260,149
Technology 9,946 2,398 — 12,344
Utilities 265,692 248,561 — 514,253
Investment Companies* 207,088 — — 207,088
Preferred Stocks
Industrial — 4 247 251
Utilities 9,803 — — 9,803
Senior Floating Rate Interests* — 84,393 — 84,393
U.S. Government & Government Agency Obligations* — 924,306 — 924,306
Purchased Options 72 — — 72
Total investments in securities $ 1,521,542 $ 1,793,753 $ 303 $ 3,315,598
Derivative Assets
Commodity Contracts
Futures** 7,095 — — 7,095
Total Return Swaps — 2,052 — 2,052
Foreign Exchange Contracts
Foreign Currency Contracts — 36 — 36
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 8 7 — 8 7
Futures** 58 — — 58
Derivative Liabilities
Commodity Contracts
Futures** (15,260) — — (15,260)
Foreign Exchange Contracts
Foreign Currency Contracts — (9) — (9)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (56) — (56)
Futures** (75) — — (75)
Written Interest Rate Swaptions — (451) — (451)
Written Options (26) — — (26)
Edge MidCap Fund
Common Stocks
Basic Materials 1,420 — — 1,420
Communications 1,691 847 — 2,538
Consumer, Cyclical 8,435 — — 8,435
Consumer, Non-cyclical 15,561 — — 15,561
Energy 3,436 — — 3,436
Financial 15,362 — — 15,362
Industrial 16,158 — — 16,158
Technology 9,595 — — 9,595
Utilities 3,386 — — 3,386
Investment Companies* 785 — — 785
Total investments in securities $ 75,829 $ 847 $ — $ 76,676
Global Multi-Strategy Fund
Bonds* — 141,512 88 141,600
Common Stocks
Basic Materials 5,210 443 — 5,653
Communications 15,189 524 — 15,713
Consumer, Cyclical 12,651 3,226 — 15,877
Consumer, Non-cyclical 25,996 5,428 1,996 33,420
Diversified 2,577 1,183 — 3,760
Energy 16,429 55 — 16,484
Financial 16,823 2,312 — 19,135
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Industrial $ 20,733 $ 1,676 $ — $ 22,409
Technology 20,441 2,075 337 22,853
Utilities 2,083 340 — 2,423
Convertible Bonds* — 4,676 — 4,676
Convertible Preferred Stocks
Consumer, Non-cyclical 85 — — 85
Energy 22 — — 22
Investment Companies* 82,675 — — 82,675
Preferred Stocks
Consumer, Cyclical 31 18 — 49
Consumer, Non-cyclical 368 — — 368
Energy 404 — — 404
Senior Floating Rate Interests* — 1,970 2 1,972
U.S. Government & Government Agency Obligations* — 5,745 — 5,745
Purchased Options — 132 — 132
Total investments in securities $ 221,717 $ 171,315 $ 2,423 $ 395,455
Short Sales
Common Stocks
Basic Materials (691) (459) — (1,150)
Communications (880) (245) — (1,125)
Consumer, Cyclical (912) (2,480) — (3,392)
Consumer, Non-cyclical (2,730) (2,024) — (4,754)
Energy (1,167) (153) — (1,320)
Financial (623) (1,073) — (1,696)
Industrial (2,513) (2,678) — (5,191)
Technology (1,211) (867) — (2,078)
Utilities — (247) — (247)
Preferred Stocks
Industrial — (58) — (58)
U.S. Government & Government Agency Obligations* — (70) — (70)
Total Short Sales $ (10,727) $ (10,354) $ — $ (21,081)
Derivative Assets
Commodity Contracts
Futures** 463 — — 463
Equity Contracts
Futures** 2,403 — — 2,403
Total Return Equity Basket Swaps — 3,794 — 3,794
Foreign Exchange Contracts
Foreign Currency Contracts — 1,170 — 1,170
Futures** 23 — — 23
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 4 — 4
Futures** 411 — — 411
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (106) — (106)
Exchange Cleared Credit Default Swaps** — (350) — (350)
Commodity Contracts
Futures** (362) — — (362)
Equity Contracts
Futures** (1,082) — — (1,082)
Total Return Equity Basket Swaps — (321) — (321)
Written Options — (1,581) — (1,581)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,079) — (2,079)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (67) — (67)
Futures** (173) — — (173)
Total Return Swaps — (2 5 ) — (2 5 )
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 415 664 — 1,079
Energy 1,653 307 — 1,960
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Sustainable Listed Infrastructure Fund (continued)
Common Stocks (continued)
Financial $ 1,626 $ — $ — $ 1,626
Industrial 1,152 2,317 — 3,469
Utilities 5,672 2,185 — 7,857
Investment Companies* 617 — — 617
Total investments in securities $ 11,135 $ 5,473 $ — $ 16,608
International Equity Index Fund
Common Stocks
Basic Materials — 68,164 — 68,164
Communications 2,188 48,558 — 50,746
Consumer, Cyclical — 169,308 — 169,308
Consumer, Non-cyclical 2,018 272,655 — 274,673
Diversified — 741 — 741
Energy — 47,619 — 47,619
Financial 1,285 239,268 — 240,553
Industrial — 168,458 — 168,458
Technology 2,501 86,550 — 89,051
Utilities — 34,387 — 34,387
Investment Companies* 22,591 — — 22,591
Preferred Stocks
Consumer, Cyclical — 3,721 — 3,721
Consumer, Non-cyclical — 889 — 889
Industrial — 693 — 693
Total investments in securities $ 30,583 $ 1,141,011 $ — $ 1,171,594
Derivative Assets
Equity Contracts
Futures** 123 — — 123
International Small Company Fund
Common Stocks
Basic Materials 17,176 26,721 — 43,897
Communications 3,817 10,978 — 14,795
Consumer, Cyclical 10,531 109,908 — 120,439
Consumer, Non-cyclical 7,923 87,683 — 95,606
Energy 16,257 14,325 — 30,582
Financial 3,796 145,662 — 149,458
Industrial 17,554 151,196 — 168,750
Technology 15,432 51,840 — 67,272
Utilities 4,439 7,736 — 12,175
Investment Companies* 18,185 — — 18,185
Total investments in securities $ 115,110 $ 606,049 $ — $ 721,159
Opportunistic Municipal Fund
Investment Companies* 188 — — 188
Municipal Bonds* — 153,322 — 153,322
Total investments in securities $ 188 $ 153,322 $ — $ 153,510
Origin Emerging Markets Fund
Common Stocks
Basic Materials 27,147 41,670 — 68,817
Communications 195,901 195,817 — 391,718
Consumer, Cyclical 14,615 327,084 — 341,699
Consumer, Non-cyclical 8,828 169,679 — 178,507
Energy 25,543 98,872 — 124,415
Financial 143,179 514,392 — 657,571
Industrial 7,275 189,619 — 196,894
Technology 29,944 607,755 — 637,699
Utilities 16,494 21,104 — 37,598
Investment Companies* 15,846 — — 15,846
Preferred Stocks* 65,390 — — 65,390
Total investments in securities $ 550,162 $ 2,165,992 $ — $ 2,716,154
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period , there were no Funds which had a significant Level 3 balance. During the period , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small-MidCap Dividend Income Fund
Common Stocks* $ 1,162,760 $ — $ — $ 1,162,760
Investment Companies* 14,964 — — 14,964
Total investments in securities $ 1,177,724 $ — $ — $ 1,177,724
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,413,573 — 5,413,573
Convertible Preferred Stocks* 2,665 — — 2,665
Investment Companies* 253,626 — — 253,626
Preferred Stocks
Communications 36,372 — — 36,372
Consumer, Non-cyclical — 22,567 — 22,567
Financial 304,350 — — 304,350
Government 4,472 — — 4,472
Utilities 48,370 — — 48,370
Total investments in securities $ 649,855 $ 5,436,140 $ — $ 6,085,995
Derivative Assets
Interest Rate Contracts
Futures** 744 — — 744
Derivative Liabilities
Interest Rate Contracts
Futures** (732) — — (732)
Written Options (394) — — (394)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .65% .63% .61% .60%
Global Sustainable Listed Infrastructure Fund .75 .73 .71 .70
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Global Multi-Strategy Fund (Prior to December 31, 2023) 1.44 1.42 1.40 1.39 1.38 1.37
Origin Emerging Markets Fund .99 .97 .95 .94 .93 .92
Small-MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Global Multi-Strategy Fund (Effective December 31, 2023) 1.36% 1.30% 1.25%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to December 31, 2023, the contractual limit was 1.48%.
^ Prior to December 31, 2023, the contractual limit was 1.10%.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2023 through February 29, 2024
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2024
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2024
Edge MidCap Fund
1.10 N/A .77 December 30, 2024
Global Multi-Strategy Fund
N/A N/A 1.43* December 30, 2024
Global Sustainable Listed Infrastructure Fund
N/A N/A .88 December 30, 2024
International Equity Index Fund
N/A N/A .31 December 30, 2024
International Small Company Fund
N/A N/A 1.08 December 30, 2024
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2024
Origin Emerging Markets Fund
1.45 N/A 1.05^ December 30, 2024
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2024
Period from September 1, 2023 through February 29, 2024
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2024
Edge MidCap Fund .02 December 30, 2024
Global Multi-Strategy Fund .02 December 30, 2024
International Equity Index Fund .04 December 30, 2024
International Small Company Fund .04 December 30, 2024
Small-MidCap Dividend Income Fund .02 December 30, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc.
(“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1,
R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred
and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets Fund, and Small-MidCap
Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 29, 2024, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At February 29, 2024, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, PFSI
(an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts
in thousands):
Period from September 1, 2023 through February 29, 2024
Expiration
Blue Chip Fund .030% December 30, 2024
Bond Market Index Fund .015 December 30, 2024
Class A Class C Class J
Blue Chip Fund $ 285 $ 8 $ 10
Diversified Real Asset Fund 4 N/A N/A
Edge MidCap Fund 13 N/A N/A
Global Multi-Strategy Fund 1 N/A N/A
Opportunistic Municipal Fund 5 N/A N/A
Origin Emerging Markets Fund 2 N/A N/A
Small-MidCap Dividend Income Fund 12 — N/A
Spectrum Preferred and Capital Securities Income Fund 45 8 —
Institutional R-6
Blue Chip Fund 577 38,864
Bond Market Index Fund 1,077 N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $85,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 29, 2024 .
6. Investment Transactions
For the period ended February 29, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 29, 2024, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2024 and August 31,
2023 were as follows (amounts in thousands):
Institutional R-6
Diversified Real Asset Fund 13 8,351
Edge MidCap Fund 159 –
Global Multi-Strategy Fund – 413
Global Sustainable Listed Infrastructure Fund 1,060 N/A
International Equity Index Fund – 32,216
International Small Company Fund 301 336
Opportunistic Municipal Fund 31 N/A
Origin Emerging Markets Fund – 147,938
Small-MidCap Dividend Income Fund 73 289
Spectrum Preferred and Capital Securities Income Fund – 2,960
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 502,475 $ 672,733 $ — $ —
Bond Market Index Fund 214,870 488,051 — —
Diversified Real Asset Fund 1,082,503 1,154,079 71,942 71,985
Edge MidCap Fund 3,800 7,834 — —
Global Multi-Strategy Fund 260,692 290,654 42,185 33,455
Global Sustainable Listed Infrastructure Fund 3,964 3,642 — —
International Equity Index Fund 94,845 242,999 — —
International Small Company Fund 168,801 188,643 — —
Opportunistic Municipal Fund 57,105 47,253 — —
Origin Emerging Markets Fund 684,624 806,543 — —
Small-MidCap Dividend Income Fund 69,994 293,984 — —
Spectrum Preferred and Capital Securities Income Fund 476,446 486,246 — —
Purchases Sales
Bond Market Index Fund $ 320,729 $ 565,319
Diversified Real Asset Fund 126,202 294,962
Global Multi-Strategy Fund – 4,758
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain
2024 2023 2024 2023^ 2024 2023*
Blue Chip Fund $ 1,781 $ — $ — $ — $ — $ 57,147
Bond Market Index Fund 85,167 38,726 — — — —
Diversified Real Asset Fund 45,765 257,087 — — — 228,992
Edge MidCap Fund 1,009 2,809 — — 300 9,607
Global Multi-Strategy Fund 15,141 26,205 — — — 23,088
Global Sustainable Listed Infrastructure
Fund 1,233 123 — — 13 —
International Equity Index Fund 34,015 26,394 — — 9,722 1,087
International Small Company Fund 13,761 8,570 — — — —
Opportunistic Municipal Fund — 43 3,107 5,433 — —
Origin Emerging Markets Fund 59,959 69,003 — — — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2023 , the Funds did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2023, the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain
2024 2023 2024 2023^ 2024 2023*
Small-MidCap Dividend Income Fund $ 12,916 $ 26,800 $ — $ — $ 8,120 $ 40,138
Spectrum Preferred and Capital
Securities Income Fund 167,655 320,871 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 1,776 $ — $ — $ (93,286) $ 3,223,700 $ — $ 3,132,190
Bond Market Index Fund 56,885 — — (33,837) (184,040) — (160,992)
Diversified Real Asset Fund 17,655 — — — (262,576) 62 (244,859)
Edge MidCap Fund 612 — — — 2,774 — 3,386
Global Multi-Strategy Fund 2,813 — — (5,484) (8,644) (1,718) (13,033)
Global Sustainable Listed Infrastructure Fund 1,033 — — — (953) — 80
International Equity Index Fund 28,283 — 3,190 — 133,758 — 165,231
International Small Company Fund 12,187 — — (64,080) 14,799 — (37,094)
Opportunistic Municipal Fund — 64 — (14,457) (10,646) (255) (25,294)
Origin Emerging Markets Fund 59,947 — — (561,553) (241,661) — (743,267)
Small-MidCap Dividend Income Fund 5,806 — 8,113 — 300,425 — 314,344
Spectrum Preferred and Capital Securities Income Fund 4,197 — — (303,693) (644,845) 55,052 (889,289)
Short-Term Long-Term Total
Blue Chip Fund $ 10,854 $ 82,432 $ 93,286
Bond Market Index Fund 25,170 8,667 33,837 *
Global Multi-Strategy Fund 995 4,489 5,484
International Small Company Fund 64,080 — 64,080
Opportunistic Municipal Fund 9,434 5,023 14,457
Origin Emerging Markets Fund 406,961 154,592 561,553
Spectrum Preferred and Capital Securities Income Fund 33,268 270,425 303,693
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)

from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of February 29, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On March 13, 2024, the Fund’s Board of Directors took the following actions: Approved the conversion of Class R-1 shares into Class R-3 shares and Class R-4 shares into Class R-5 shares for the Bond Market Index Fund, International
Equity Index Fund, and the Spectrum Preferred and Capital Securities Income Fund following the close of business on November 22, 2024; and
approved the conversion of the Class R-4 shares of the Blue Chip Fund into Class R-5 shares following the close of business on November 22,
2024. There were no other items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (7) $ 7
Diversified Real Asset Fund 139,592 (139,592)
Edge MidCap Fund (1,907) 1,907
Global Multi-Strategy Fund 5,382 (5,382)
International Equity Index Fund (3,639) 3,639
Small-MidCap Dividend Income Fund (5,707) 5,707
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 4,980,349 $ (91,361) $ 4,888,988 $ 6,205,462
Bond Market Index Fund 6,457 (136,623) (130,166) 2,116,237
Diversified Real Asset Fund 174,731 (346,889) (172,158) 3,481,207
Edge MidCap Fund 14,748 (7,410) 7,338 69,338
Global Multi-Strategy Fund 33,667 (33,205) 462 376,034
Global Sustainable Listed Infrastructure Fund 651 (1,392) (741) 17,349
International Equity Index Fund 317,401 (107,536) 209,865 961,852
International Small Company Fund 96,806 (47,128) 49,678 671,481
Opportunistic Municipal Fund 4,306 (8,666) (4,360) 157,870
Origin Emerging Markets Fund 497,176 (343,429) 153,747 2,562,407
Small-MidCap Dividend Income Fund 438,057 (45,822) 392,235 785,489
Spectrum Preferred and Capital Securities Income Fund 77,956 (431,230) (353,274) 6,438,887
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
41,981 $ 42
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
2,879,706 2,880
$ 2,922
TOTAL INVESTMENT COMPANIES $ 2,922
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 6 .47%
HEICO Corp - Class A 1,089,235 $ 169,474
TransDigm Group Inc 465,701 548,475
$ 717,949
Chemicals - 2 .38%
Linde PLC 394,537 177,076
Sherwin-Williams Co/The 262,797 87,257
$ 264,333
Commercial Services - 5 .42%
CoStar Group Inc
(d)
3,170,076 275,892
Moody's Corp 441,474 167,504
S&P Global Inc 370,104 158,545
$ 601,941
Distribution & Wholesale - 2 .44%
Copart Inc
(d)
5,088,598 270,459
Diversified Financial Services - 11 .79%
Brookfield Asset Management Ltd 2,216,230 90,311
Brookfield Reinsurance Ltd
(e)
62,308 2,561
Charles Schwab Corp/The 2,944,843 196,656
Mastercard Inc 1,094,584 519,665
Visa Inc 1,767,240 499,493
$ 1,308,686
Healthcare - Products - 4 .86%
Danaher Corp 1,439,260 364,334
IDEXX Laboratories Inc
(d)
144,389 83,057
Intuitive Surgical Inc
(d)
93,323 35,985
Thermo Fisher Scientific Inc 97,672 55,691
$ 539,067
Insurance - 3 .81%
Progressive Corp/The 2,229,703 422,662
Internet - 17 .67%
Alphabet Inc - A Shares
(d)
888,621 123,039
Alphabet Inc - C Shares
(d)
3,750,166 524,198
Amazon.com Inc
(d)
5,246,041 927,290
Netflix Inc
(d)
641,806 386,958
$ 1,961,485
Lodging - 2 .78%
Hilton Worldwide Holdings Inc 1,512,765 309,088
Pharmaceuticals - 1 .63%
Zoetis Inc 910,121 180,504
Private Equity - 7 .37%
Brookfield Corp 13,418,488 553,781
KKR & Co Inc 2,693,108 264,625
$ 818,406
REITs - 3 .03%
American Tower Corp 1,609,303 320,026
SBA Communications Corp 75,302 15,755
$ 335,781
Retail - 3 .88%
CarMax Inc
(d)
820,868 64,848
Costco Wholesale Corp 157,847 117,421
O'Reilly Automotive Inc
(d)
228,458 248,430
$ 430,699
Semiconductors - 1 .13%
NVIDIA Corp 157,974 124,976
Software - 22 .52%
Adobe Inc
(d)
767,807 430,188
Intuit Inc 689,706 457,199
Microsoft Corp 3,210,924 1,328,167
Roper Technologies Inc 483,680 263,475
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Salesforce Inc 68,260 $ 21,080
$ 2,500,109
Transportation - 2 .75%
Union Pacific Corp 1,203,764 305,383
TOTAL COMMON STOCKS $ 11,091,528
Total Investments $ 11,094,450
Other Assets and Liabilities -  0.05% 5,126
TOTAL NET ASSETS - 100.00% $ 11,099,576
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $41 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Financial 26 .00%
Technology 23 .65%
Communications 17 .67%
Consumer, Non-cyclical 11 .91%
Industrial 9 .22%
Consumer, Cyclical 9 .10%
Basic Materials 2 .38%
Money Market Funds 0 .02%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 29, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 2 $ 560,960 $ 558,082 $ 2,880
$ 2 $ 560,960 $ 558,082 $ 2,880
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 377 $ — $ — $ —
$ 377 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .36 % Shares Held Value (000's)
Money Market Funds - 2 .36%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
3,219,350 $ 3,219
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
43,252,886 43,253
$ 46,472
TOTAL INVESTMENT COMPANIES $ 46,472
BONDS - 29 .03%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 50
Omnicom Group Inc
2.45%, 04/30/2030 155 133
2.60%, 08/01/2031 35 29
$ 212
Aerospace & Defense - 0 .56%
Boeing Co/The
2.70%, 02/01/2027 110 102
2.75%, 02/01/2026 785 745
2.95%, 02/01/2030 140 123
3.25%, 02/01/2028 685 636
3.50%, 03/01/2039 200 152
3.63%, 02/01/2031 85 76
3.95%, 08/01/2059 290 207
5.04%, 05/01/2027 315 312
5.15%, 05/01/2030 475 467
5.71%, 05/01/2040 120 117
5.81%, 05/01/2050 505 487
5.88%, 02/15/2040 100 98
5.93%, 05/01/2060 350 335
General Dynamics Corp
1.15%, 06/01/2026 200 184
2.25%, 06/01/2031 280 235
3.25%, 04/01/2025 225 220
3.50%, 05/15/2025 235 231
4.25%, 04/01/2040 155 138
L3Harris Technologies Inc
5.40%, 01/15/2027 160 161
5.40%, 07/31/2033 160 160
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
3.90%, 06/15/2032 75 70
4.07%, 12/15/2042 105 90
4.09%, 09/15/2052 162 135
4.15%, 06/15/2053 310 257
4.50%, 02/15/2029 135 133
4.70%, 05/15/2046 75 69
4.75%, 02/15/2034 160 156
5.10%, 11/15/2027 155 157
5.20%, 02/15/2064 135 132
5.25%, 01/15/2033 155 158
5.70%, 11/15/2054 155 164
Northrop Grumman Corp
3.20%, 02/01/2027 130 124
4.70%, 03/15/2033 160 154
4.90%, 06/01/2034 135 131
4.95%, 03/15/2053 120 111
5.25%, 05/01/2050 600 578
RTX Corp
1.90%, 09/01/2031 155 124
2.38%, 03/15/2032 60 49
2.82%, 09/01/2051 150 94
3.03%, 03/15/2052 60 39
4.05%, 05/04/2047 610 489
4.13%, 11/16/2028 270 259
4.70%, 12/15/2041 350 313
5.00%, 02/27/2026 410 409
5.15%, 02/27/2033 410 406
5.38%, 02/27/2053 305 296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp   (continued)
5.75%, 11/08/2026 $ 145 $ 147
5.75%, 01/15/2029 145 149
6.10%, 03/15/2034 180 190
6.40%, 03/15/2054 180 199
$ 11,023
Agriculture - 0 .42%
Altria Group Inc
2.35%, 05/06/2025 65 63
2.45%, 02/04/2032 60 48
3.40%, 05/06/2030 530 477
3.70%, 02/04/2051 60 41
3.88%, 09/16/2046 410 302
4.00%, 02/04/2061 60 43
5.38%, 01/31/2044 375 364
5.80%, 02/14/2039 350 349
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 38
2.90%, 03/01/2032 130 111
4.50%, 08/15/2033
(d)
290 277
BAT Capital Corp
2.26%, 03/25/2028 150 133
2.73%, 03/25/2031 150 124
3.46%, 09/06/2029 210 190
3.98%, 09/25/2050 390 266
4.39%, 08/15/2037 540 443
4.54%, 08/15/2047 400 300
5.83%, 02/20/2031 100 100
6.42%, 08/02/2033
(d)
155 159
7.08%, 08/02/2043 155 161
7.08%, 08/02/2053 80 83
BAT International Finance PLC
1.67%, 03/25/2026 150 139
5.93%, 02/02/2029 310 316
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 51
Philip Morris International Inc
0.88%, 05/01/2026 85 78
1.75%, 11/01/2030 85 69
4.13%, 03/04/2043 300 245
4.88%, 02/13/2026 400 398
4.88%, 02/15/2028 160 159
4.88%, 02/13/2029 130 128
5.13%, 11/17/2027 580 581
5.25%, 02/13/2034 130 127
5.38%, 02/15/2033 160 159
5.50%, 09/07/2030 315 318
5.63%, 11/17/2029 580 594
5.75%, 11/17/2032 290 296
Reynolds American Inc
4.45%, 06/12/2025 137 135
5.70%, 08/15/2035 50 48
5.85%, 08/15/2045 375 341
$ 8,254
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 110 97
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 245 218
Southwest Airlines Co
3.00%, 11/15/2026 80 75
5.25%, 05/04/2025 130 130
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 58 50
$ 570

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .01%
NIKE Inc
2.40%, 03/27/2025 $ 155 $ 151
3.25%, 03/27/2040 155 123
$ 274
Automobile Manufacturers - 0 .52%
American Honda Finance Corp
1.20%, 07/08/2025 160 152
1.30%, 09/09/2026 60 55
2.25%, 01/12/2029 65 58
4.60%, 04/17/2025 160 159
4.60%, 04/17/2030 160 157
4.70%, 01/12/2028 160 159
4.90%, 01/10/2034 135 132
5.65%, 11/15/2028 140 144
5.80%, 10/03/2025 360 363
5.85%, 10/04/2030 360 374
Ford Motor Co
6.10%, 08/19/2032
(d)
215 215
Ford Motor Credit Co LLC
2.70%, 08/10/2026 215 200
5.13%, 06/16/2025 215 213
5.80%, 03/05/2027 265 264
6.05%, 03/05/2031 265 264
6.80%, 11/07/2028 290 301
7.12%, 11/07/2033 290 309
7.35%, 11/04/2027 215 225
General Motors Co
4.00%, 04/01/2025 120 118
5.15%, 04/01/2038 160 148
5.20%, 04/01/2045 85 75
5.40%, 04/01/2048 65 58
5.95%, 04/01/2049
(d)
230 222
6.25%, 10/02/2043 305 306
General Motors Financial Co Inc
1.25%, 01/08/2026 655 607
1.50%, 06/10/2026 60 55
2.35%, 02/26/2027 240 220
2.35%, 01/08/2031 55 45
2.40%, 04/10/2028 60 53
2.40%, 10/15/2028 155 136
2.70%, 06/10/2031 60 49
3.80%, 04/07/2025 565 554
4.00%, 10/06/2026 75 72
4.35%, 01/17/2027 310 302
5.25%, 03/01/2026 200 199
5.40%, 05/08/2027 130 130
5.80%, 01/07/2029 270 273
6.00%, 01/09/2028 160 163
6.40%, 01/09/2033 160 166
Honda Motor Co Ltd
2.53%, 03/10/2027 135 126
PACCAR Financial Corp
3.55%, 08/11/2025 65 64
4.60%, 01/31/2029 135 134
Toyota Motor Corp
1.34%, 03/25/2026 115 107
5.12%, 07/13/2028 160 163
Toyota Motor Credit Corp
0.80%, 10/16/2025 555 519
1.15%, 08/13/2027 160 142
1.65%, 01/10/2031 55 45
1.90%, 01/13/2027 65 60
3.65%, 08/18/2025 355 348
4.45%, 06/29/2029 205 201
4.55%, 05/17/2030 320 314
4.80%, 01/05/2034 180 176
5.40%, 11/20/2026 205 207
$ 10,301
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 160 $ 138
BorgWarner Inc
4.38%, 03/15/2045 300 244
$ 382
Banks - 6 .00%
Banco Santander SA
1.85%, 03/25/2026 400 371
2.75%, 05/28/2025 400 386
3.49%, 05/28/2030 200 179
4.18%, 03/24/2028
(e)
600 574
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 199
5.59%, 08/08/2028 200 202
6.94%, 11/07/2033 200 218
Bank of America Corp
1.32%, 06/19/2026
(e)
310 293
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 195
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 105
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
445 361
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 165
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
60 53
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 93
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 236
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 213
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 146
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 324
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 48
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
130 109
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 77
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 331
3.31%, 04/22/2042
(e)
715 541
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
65 63
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
500 467
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 569
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.85%, 03/08/2037
(e)
550 480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 71
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.97%, 02/07/2030
(e)
$ 600 $ 564
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.33%, 03/15/2050
(e)
255 217
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 170
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 108
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
885 878
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 72
5.02%, 07/22/2033
(e)
585 570
Secured Overnight Financing Rate + 2.16%
5.29%, 04/25/2034
(e)
515 508
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(e)
160 160
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(e)
315 321
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 323
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 63
5.93%, 09/15/2027
(e)
315 319
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 105
7.75%, 05/14/2038 500 600
Bank of America NA
5.53%, 08/18/2026 265 268
5.65%, 08/18/2025 275 277
Bank of Montreal
0.95%, 01/22/2027
(e)
55 51
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 154
3.09%, 01/10/2037
(e)
125 101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 69
4.70%, 09/14/2027 435 431
5.30%, 06/05/2026 160 160
5.72%, 09/25/2028 315 323
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 60
2.50%, 01/26/2032 65 54
3.99%, 06/13/2028
(e)
70 68
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
665 656
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
370 364
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
270 269
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
170 166
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
155 161
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 330
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 55
1.30%, 06/11/2025 155 147
1.30%, 09/15/2026 260 237
2.15%, 08/01/2031 60 49
4.50%, 12/16/2025 60 59
4.85%, 02/01/2030 615 607
5.35%, 12/07/2026 135 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.65%, 06/24/2031
(e)
$ 385 $ 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 150
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 372
4.97%, 05/16/2029
(e)
750 729
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
300 299
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
320 324
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
235 239
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
315 329
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(e)
310 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
310 339
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 55
3.30%, 04/07/2025 250 244
5.00%, 04/28/2028 350 349
5.93%, 10/02/2026 160 163
5.99%, 10/03/2028 160 166
Citibank NA
5.80%, 09/29/2028 275 283
5.86%, 09/29/2025 275 278
Citigroup Inc
1.12%, 01/28/2027
(e)
60 55
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(e)
455 417
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
155 126
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 165
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 262
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 43
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 132
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 420
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 117
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 107
3.79%, 03/17/2033
(e)
520 460
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 185
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 590
4.28%, 04/24/2048
(e)
100 85
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 73

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.40%, 06/10/2025 $ 300 $ 296
4.45%, 09/29/2027 875 848
4.65%, 07/30/2045 115 103
4.66%, 05/24/2028
(e)
835 820
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
165 158
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(e)
265 262
Secured Overnight Financing Rate + 1.36%
5.61%, 09/29/2026
(e)
625 626
Secured Overnight Financing Rate + 1.55%
5.83%, 02/13/2035
(e)
130 127
Secured Overnight Financing Rate + 2.06%
6.17%, 05/25/2034
(e)
320 322
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 325
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 397
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 187
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 263
5.50%, 07/18/2025 315 316
Credit Suisse AG/New York NY
5.00%, 07/09/2027 500 495
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(e)
600 562
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 244
5.37%, 09/09/2027 255 255
6.72%, 01/18/2029
(e)
320 329
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
320 319
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 261
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
135 134
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 241
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(e)
395 366
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
285 263
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 55
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 215
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 285
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 512
2.62%, 04/22/2032
(e)
115 96
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 171
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 351
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 82
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 178
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 45
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 152
Secured Overnight Financing Rate + 1.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.69%, 06/05/2028
(e)
$ 290 $ 277
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 73
3.81%, 04/23/2029
(e)
75 71
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 110 106
4.22%, 05/01/2029
(e)
500 479
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 155
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 434
Secured Overnight Financing Rate + 1.73%
5.15%, 05/22/2045 450 429
6.25%, 02/01/2041 220 237
6.48%, 10/24/2029
(e)
315 330
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(d),(e)
160 172
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 853
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
500 458
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
240 229
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 266
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 297
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 165
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 496
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 170
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 291
3.97%, 05/22/2030
(e)
300 278
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.58%, 06/19/2029
(e)
300 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 244
Secured Overnight Financing Rate + 2.11%
5.55%, 03/04/2030
(e),(f)
250 250
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e),(f)
250 249
Secured Overnight Financing Rate + 1.78%
5.89%, 08/14/2027
(e)
370 372
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(e)
200 204
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 591
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 626
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 105
6.55%, 06/20/2034
(e)
320 328
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 328
Secured Overnight Financing Rate + 3.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 309

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
1.73%, 04/01/2027
(e)
$ 700 $ 648
Secured Overnight Financing Rate + 1.01%
6.11%, 09/11/2034
(e)
235 242
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
115 106
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 126
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 223
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
115 106
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 109
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 92
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
280 270
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
190 167
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
845 813
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
70 64
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 45
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 346
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 389
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.96%, 05/13/2031
(e)
575 499
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 177
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
235 161
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
115 82
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 556
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(e)
100 85
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 400 393
3.96%, 11/15/2048
(e)
825 662
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 221
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
550 537
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
305 295
Secured Overnight Financing Rate + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.59%, 04/26/2033
(e)
$ 135 $ 128
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
65 64
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 422
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 404
5.01%, 01/23/2030
(e)
320 317
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
305 303
Secured Overnight Financing Rate + 1.19%
5.30%, 07/24/2029
(e)
315 316
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 184
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 543
Secured Overnight Financing Rate + 1.85%
5.60%, 07/15/2041 370 382
5.72%, 09/14/2033
(e)
255 258
Secured Overnight Financing Rate + 2.58%
6.07%, 10/22/2027
(e)
320 326
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
320 331
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 339
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 270
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 765
KeyCorp
2.25%, 04/06/2027 110 98
Korea Development Bank/The
0.80%, 04/27/2026 200 183
3.00%, 01/13/2026 400 386
4.00%, 09/08/2025 500 491
4.38%, 02/15/2028 315 310
4.50%, 02/15/2029 265 262
5.38%, 10/23/2026 320 323
5.63%, 10/23/2033 200 211
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 137
0.38%, 07/18/2025 315 296
0.63%, 01/22/2026 565 524
1.00%, 10/01/2026 90 82
2.00%, 05/02/2025 300 290
2.88%, 04/03/2028 600 565
3.00%, 05/20/2027 320 306
3.13%, 06/10/2025 355 347
3.63%, 04/01/2026 480 470
3.75%, 02/15/2028 250 244
3.88%, 06/15/2028 380 372
4.00%, 03/15/2029 80 79
4.13%, 07/15/2033 315 308
4.38%, 02/28/2034 140 140
4.63%, 08/07/2026 315 315
4.75%, 10/29/2030 320 327
5.13%, 09/29/2025 320 321
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026
(d)
315 291
1.75%, 07/27/2026 200 187
2.38%, 06/10/2025 230 223
3.88%, 09/28/2027 320 314
3.88%, 06/14/2028 320 313

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
$ 200 $ 187
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 315
4.58%, 12/10/2025 575 563
4.65%, 03/24/2026 675 662
4.98%, 08/11/2033
(e)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.68%, 01/05/2035
(e)
265 262
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
310 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 189
1.54%, 07/20/2027
(e)
800 732
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.56%, 02/25/2030 285 247
3.20%, 07/18/2029 200 182
4.08%, 04/19/2028
(d),(e)
600 580
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
255 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 165
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(e)
700 671
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
3.15%, 07/16/2030
(e)
700 630
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
255 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
320 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(e)
80 74
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(e)
115 105
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 143
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
550 435
Secured Overnight Financing Rate + 1.03%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
1.93%, 04/28/2032
(e)
$ 95 $ 75
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
700 674
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
115 93
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 37
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 635
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 106
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
175 152
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 135
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 75
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 143
3.22%, 04/22/2042
(e)
60 45
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 85
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 567
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 683
4.21%, 04/20/2028
(e)
135 131
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 277
4.68%, 07/17/2026
(e)
375 371
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
85 82
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 671
5.05%, 01/28/2027
(e)
240 239
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
320 318
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 259
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 199
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(e)
425 417
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
315 313
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 316
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
135 135
Secured Overnight Financing Rate + 1.73%
5.95%, 01/19/2038
(e)
160 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
310 314
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
310 320
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 329
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 222
6.41%, 11/01/2029
(e)
280 292
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 195
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 318

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
4.79%, 01/10/2029 $ 500 $ 497
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(e)
700 682
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 391
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 285
2.88%, 05/23/2025 270 263
3.63%, 09/09/2027 325 316
4.13%, 01/20/2026 155 153
4.25%, 03/01/2028 320 317
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 200
Secured Overnight Financing Rate + 0.98%
3.45%, 04/23/2029 175 162
4.63%, 06/06/2033
(e)
160 148
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
375 370
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(e)
135 135
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
410 410
Secured Overnight Financing Rate + 1.62%
5.68%, 01/22/2035
(e)
65 65
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 321
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
240 247
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 60 55
1.20%, 04/27/2026 555 511
3.63%, 05/04/2027 320 307
3.88%, 05/04/2032 145 132
4.90%, 01/12/2028 165 165
4.95%, 04/25/2025 350 349
4.95%, 02/01/2029 235 233
5.00%, 05/02/2033
(d)
175 172
5.20%, 07/20/2026 160 161
6.00%, 11/01/2027 155 160
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 262
Secured Overnight Financing Rate + 1.25%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 182
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 506
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 60
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 50
4.42%, 05/13/2033
(e)
135 127
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
245 236
Secured Overnight Financing Rate + 1.57%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp   (continued)
5.10%, 05/18/2026
(e)
$ 160 $ 159
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 156
5.68%, 11/21/2029
(e)
140 143
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(e)
495 497
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 380
2.13%, 07/08/2030 200 167
2.14%, 09/23/2030 150 123
2.93%, 09/17/2041 60 45
3.01%, 10/19/2026 75 71
3.04%, 07/16/2029 200 180
3.36%, 07/12/2027 400 380
3.45%, 01/11/2027 165 158
5.46%, 01/13/2026 420 422
5.52%, 01/13/2028 410 417
5.77%, 01/13/2033 400 413
5.80%, 07/13/2028 315 324
5.81%, 09/14/2033 235 243
6.18%, 07/13/2043 160 175
Toronto-Dominion Bank/The
1.15%, 06/12/2025 825 783
1.20%, 06/03/2026 260 239
1.95%, 01/12/2027
(d)
125 115
2.00%, 09/10/2031 60 49
3.20%, 03/10/2032 65 57
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.46%, 06/08/2032 70 67
4.69%, 09/15/2027 655 648
5.10%, 01/09/2026
(d)
160 160
5.52%, 07/17/2028 160 163
5.53%, 07/17/2026 160 161
Truist Bank
2.25%, 03/11/2030 1,000 822
3.80%, 10/30/2026 250 240
Truist Financial Corp
1.20%, 08/05/2025 60 56
1.27%, 03/02/2027
(e)
195 179
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 112
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(d)
60 49
4.00%, 05/01/2025 75 74
4.12%, 06/06/2028
(e)
290 279
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 156
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
160 152
Secured Overnight Financing Rate + 1.85%
5.44%, 01/24/2030
(e)
65 64
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
55 54
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 160
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
155 156
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 500 490
US Bancorp
1.38%, 07/22/2030 110 87
2.22%, 01/27/2028
(e)
275 252
Secured Overnight Financing Rate + 0.73%

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
2.49%, 11/03/2036
(e)
$ 170 $ 131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(e)
480 469
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(e)
285 277
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 268
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(e)
55 55
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
40 40
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(e)
155 156
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
320 323
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 157
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.19%, 04/30/2026
(e)
785 753
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 201
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 597
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 250 236
3.07%, 04/30/2041
(e)
485 358
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 369
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 152
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 73
3.58%, 05/22/2028
(e)
375 355
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
235 230
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 91
4.61%, 04/25/2053
(e)
155 135
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 518
4.75%, 12/07/2046 250 216
4.81%, 07/25/2028
(e)
65 64
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
735 703
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
5.01%, 04/04/2051
(e)
440 407
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(e)
265 263
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 185 177
5.39%, 04/24/2034
(e)
375 369
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
265 263
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 473
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 478
Secured Overnight Financing Rate + 1.74%
6.30%, 10/23/2029
(e)
320 332
Secured Overnight Financing Rate + 1.79%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
6.49%, 10/23/2034
(e)
$ 320 $ 340
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 251
5.45%, 08/07/2026 315 318
Westpac Banking Corp
1.15%, 06/03/2026 60 55
3.02%, 11/18/2036
(e)
405 329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 42
3.74%, 08/26/2025 120 118
4.11%, 07/24/2034
(e)
555 507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 118,050
Beverages - 0 .49%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 75 73
4.70%, 02/01/2036 250 239
4.90%, 02/01/2046 720 666
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 68
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 120
4.35%, 06/01/2040 165 148
4.60%, 04/15/2048 6 5
4.75%, 01/23/2029 250 248
4.95%, 01/15/2042 220 210
5.45%, 01/23/2039 450 458
5.55%, 01/23/2049 470 482
5.80%, 01/23/2059 325 345
8.20%, 01/15/2039 60 77
Coca-Cola Co/The
1.50%, 03/05/2028
(d)
60 53
2.50%, 06/01/2040 140 100
2.50%, 03/15/2051 265 166
2.60%, 06/01/2050 140 90
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 90 63
Constellation Brands Inc
2.25%, 08/01/2031 1,040 849
3.15%, 08/01/2029 90 82
3.60%, 02/15/2028 700 662
4.35%, 05/09/2027 160 156
4.90%, 05/01/2033 80 78
Diageo Capital PLC
2.38%, 10/24/2029 200 176
5.30%, 10/24/2027 310 314
5.63%, 10/05/2033 400 416
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 50
3.35%, 03/15/2051 60 42
3.40%, 11/15/2025 250 242
3.95%, 04/15/2029 735 700
4.05%, 04/15/2032 210 195
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 72
Molson Coors Beverage Co
3.00%, 07/15/2026 105 100
4.20%, 07/15/2046 250 204
PepsiCo Inc
2.63%, 10/21/2041 725 520
2.75%, 10/21/2051 225 148
2.88%, 10/15/2049 145 100
3.00%, 10/15/2027 600 566

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc   (continued)
5.25%, 11/10/2025 $ 205 $ 206
$ 9,552
Biotechnology - 0 .39%
Amgen Inc
1.65%, 08/15/2028 125 109
2.00%, 01/15/2032 120 96
2.45%, 02/21/2030 155 135
2.60%, 08/19/2026 700 661
2.77%, 09/01/2053 510 311
3.00%, 02/22/2029 200 183
3.00%, 01/15/2052 120 80
3.15%, 02/21/2040 155 116
3.38%, 02/21/2050 545 391
4.20%, 03/01/2033 80 74
4.20%, 02/22/2052 200 162
4.40%, 05/01/2045 65 56
4.66%, 06/15/2051 410 357
4.88%, 03/01/2053 80 72
5.15%, 03/02/2028 280 281
5.15%, 11/15/2041 113 107
5.25%, 03/02/2025 300 299
5.25%, 03/02/2030 135 136
5.25%, 03/02/2033 160 160
5.60%, 03/02/2043 320 320
5.65%, 03/02/2053 320 320
5.75%, 03/02/2063 240 240
Biogen Inc
4.05%, 09/15/2025 160 157
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030
(d)
150 122
2.80%, 10/01/2050 150 97
2.95%, 03/01/2027 240 227
3.65%, 03/01/2026 190 184
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 440
4.75%, 03/01/2046 580 527
5.25%, 10/15/2033 160 162
5.55%, 10/15/2053 160 163
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 129
Royalty Pharma PLC
1.75%, 09/02/2027 655 583
2.20%, 09/02/2030 155 128
3.30%, 09/02/2040 155 114
$ 7,748
Building Materials - 0 .09%
Carrier Global Corp
2.49%, 02/15/2027 35 33
2.72%, 02/15/2030 420 368
3.38%, 04/05/2040 155 120
3.58%, 04/05/2050 155 114
5.80%, 11/30/2025 140 141
5.90%, 03/15/2034 140 145
6.20%, 03/15/2054 55 60
Johnson Controls International plc
5.13%, 09/14/2045 29 27
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 96
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 134
3.20%, 07/15/2051 60 41
Masco Corp
1.50%, 02/15/2028 60 52
Owens Corning
4.30%, 07/15/2047 150 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Trane Technologies Financing Ltd
3.80%, 03/21/2029 $ 90 $ 85
Vulcan Materials Co
3.50%, 06/01/2030 295 269
$ 1,808
Chemicals - 0 .32%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 200
4.60%, 02/08/2029 130 128
4.80%, 03/03/2033 160 158
Celanese US Holdings LLC
6.05%, 03/15/2025 37 37
6.17%, 07/15/2027 135 137
6.38%, 07/15/2032 135 138
Dow Chemical Co/The
2.10%, 11/15/2030 160 134
3.60%, 11/15/2050 160 117
4.38%, 11/15/2042 350 294
4.63%, 10/01/2044 270 233
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 297
5.15%, 02/15/2034
(d)
130 128
DuPont de Nemours Inc
4.73%, 11/15/2028 700 696
5.32%, 11/15/2038 145 143
5.42%, 11/15/2048 185 182
Eastman Chemical Co
4.65%, 10/15/2044 75 64
Ecolab Inc
1.30%, 01/30/2031 150 119
1.65%, 02/01/2027 105 96
2.75%, 08/18/2055 700 436
EIDP Inc
1.70%, 07/15/2025 60 57
LYB International Finance III LLC
1.25%, 10/01/2025 64 60
2.25%, 10/01/2030 130 108
3.63%, 04/01/2051 130 90
4.20%, 10/15/2049 160 124
5.63%, 05/15/2033
(d)
160 162
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
3.00%, 04/01/2025 150 146
4.20%, 04/01/2029 400 385
5.00%, 04/01/2049 280 253
5.80%, 03/27/2053 160 161
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 60 55
Sherwin-Williams Co/The
2.20%, 03/15/2032
(d)
250 203
3.30%, 05/15/2050 90 63
4.50%, 06/01/2047 390 338
Westlake Corp
3.13%, 08/15/2051 60 38
3.60%, 08/15/2026 110 106
$ 6,355
Coal - 0 .01%
Teck Resources Ltd
3.90%, 07/15/2030 115 105
Commercial Mortgage Backed Securities - 0 .19%
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 865
Fannie Mae-Aces
2.99%, 12/25/2027
(h)
695 655

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 $ 985 $ 971
3.21%, 03/25/2025 1,248 1,222
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 86 85
$ 3,798
Commercial Services - 0 .13%
American University/The
3.67%, 04/01/2049 35 28
Global Payments Inc
1.20%, 03/01/2026 645 594
3.20%, 08/15/2029 140 125
4.15%, 08/15/2049 70 53
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 169
4.68%, 07/01/2114 100 92
Moody's Corp
4.25%, 08/08/2032 65 61
5.25%, 07/15/2044 90 88
PayPal Holdings Inc
2.85%, 10/01/2029 755 673
3.90%, 06/01/2027 65 63
4.40%, 06/01/2032 65 62
S&P Global Inc
1.25%, 08/15/2030 160 128
2.45%, 03/01/2027 100 93
2.50%, 12/01/2029 55 49
3.25%, 12/01/2049 55 39
3.70%, 03/01/2052 100 77
5.25%, 09/15/2033
(i)
160 162
University of Southern California
5.25%, 10/01/2111 20 20
$ 2,576
Computers - 0 .56%
Apple Inc
0.70%, 02/08/2026 275 254
1.13%, 05/11/2025 300 286
1.20%, 02/08/2028 430 378
2.40%, 08/20/2050 210 131
2.65%, 02/08/2051 140 90
2.70%, 08/05/2051 85 55
2.80%, 02/08/2061 850 540
2.90%, 09/12/2027 300 283
2.95%, 09/11/2049 140 98
3.00%, 06/20/2027 500 474
3.20%, 05/11/2027 110 105
3.25%, 02/23/2026 500 485
3.35%, 02/09/2027 125 120
3.75%, 11/13/2047 195 159
3.85%, 05/04/2043 200 171
3.95%, 08/08/2052 235 196
4.38%, 05/13/2045 80 73
4.65%, 02/23/2046 170 161
4.85%, 05/10/2053
(d)
320 313
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 227
3.45%, 12/15/2051 246 169
5.25%, 02/01/2028 160 161
5.30%, 10/01/2029 300 301
6.02%, 06/15/2026 678 685
8.35%, 07/15/2046 26 33
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 200 199
6.20%, 10/15/2035 75 78
6.35%, 10/15/2045 340 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc
3.00%, 06/17/2027 $ 140 $ 131
4.75%, 01/15/2028 495 490
6.00%, 09/15/2041 355 364
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 258
4.90%, 02/05/2034 265 258
International Business Machines Corp
2.20%, 02/09/2027 575 532
3.30%, 05/15/2026 500 481
3.50%, 05/15/2029 160 150
4.00%, 07/27/2025 100 98
4.00%, 06/20/2042 110 92
4.15%, 05/15/2039 195 170
4.25%, 05/15/2049 600 504
4.40%, 07/27/2032 100 95
4.50%, 02/06/2028 370 365
4.70%, 02/19/2046 145 130
5.10%, 02/06/2053 160 153
NetApp Inc
2.38%, 06/22/2027 155 142
$ 10,989
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 159
Cosmetics & Personal Care - 0 .18%
Colgate-Palmolive Co
4.60%, 03/01/2028 160 161
Haleon UK Capital PLC
3.13%, 03/24/2025 400 390
Haleon US Capital LLC
3.38%, 03/24/2027 250 238
3.63%, 03/24/2032 250 224
Kenvue Inc
4.90%, 03/22/2033 160 158
5.05%, 03/22/2028 160 161
5.05%, 03/22/2053 160 154
5.10%, 03/22/2043 160 156
5.50%, 03/22/2025 160 160
Procter & Gamble Co/The
0.55%, 10/29/2025 180 168
1.90%, 02/01/2027 540 500
Unilever Capital Corp
1.38%, 09/14/2030 150 121
1.75%, 08/12/2031 680 548
2.90%, 05/05/2027 435 412
$ 3,551
Diversified Financial Services - 0 .92%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 139
2.45%, 10/29/2026 150 138
3.00%, 10/29/2028 600 539
3.30%, 01/30/2032 750 634
3.40%, 10/29/2033 150 125
5.10%, 01/19/2029 150 147
6.10%, 01/15/2027 315 319
Air Lease Corp
1.88%, 08/15/2026 350 321
2.10%, 09/01/2028 385 334
2.88%, 01/15/2026 700 668
2.88%, 01/15/2032 65 54
5.10%, 03/01/2029 135 133
Ally Financial Inc
2.20%, 11/02/2028 60 51
4.75%, 06/09/2027 160 155
8.00%, 11/01/2031 420 461

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
1.65%, 11/04/2026 $ 310 $ 284
2.25%, 03/04/2025 65 63
3.30%, 05/03/2027 500 474
4.05%, 05/03/2029 100 97
4.05%, 12/03/2042 440 379
4.99%, 05/01/2026
(e)
270 268
Secured Overnight Financing Rate + 1.00%
5.10%, 02/16/2028
(e)
130 130
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 161
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
160 160
Secured Overnight Financing Rate + 0.97%
6.34%, 10/30/2026
(e)
140 142
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(e)
70 75
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 295 240
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 354
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 386
Secured Overnight Financing Rate + 1.34%
4.93%, 05/10/2028
(e)
245 240
Secured Overnight Financing Rate + 2.06%
5.70%, 02/01/2030
(d),(e)
135 135
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 158
Secured Overnight Financing Rate + 2.60%
6.05%, 02/01/2035
(e)
65 66
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(e)
160 164
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 230
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 400 367
1.15%, 05/13/2026 60 55
1.65%, 03/11/2031 400 317
1.95%, 12/01/2031 540 429
2.00%, 03/20/2028 115 102
3.00%, 03/10/2025 500 488
5.64%, 05/19/2029
(e)
160 162
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 157
6.14%, 08/24/2034
(e)
155 161
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 145
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 202
Discover Financial Services
4.10%, 02/09/2027 75 72
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 93
2.10%, 06/15/2030 400 336
2.65%, 09/15/2040 160 112
3.00%, 09/15/2060 160 99
3.75%, 12/01/2025 75 73
3.75%, 09/21/2028 335 318
4.00%, 09/15/2027 135 130
4.25%, 09/21/2048 250 212
4.60%, 03/15/2033 220 210
4.95%, 06/15/2052 65 60
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Legg Mason Inc
5.63%, 01/15/2044 $ 25 $ 25
Mastercard Inc
2.00%, 11/18/2031 190 156
2.95%, 03/15/2051 60 42
3.35%, 03/26/2030 875 808
3.85%, 03/26/2050 125 103
4.88%, 03/09/2028 160 162
Nasdaq Inc
2.50%, 12/21/2040 55 36
5.35%, 06/28/2028 160 162
5.95%, 08/15/2053 40 41
Nomura Holdings Inc
1.85%, 07/16/2025 415 394
2.33%, 01/22/2027 200 184
2.68%, 07/16/2030 450 381
5.84%, 01/18/2028 320 324
6.09%, 07/12/2033
(d)
315 329
Synchrony Financial
3.95%, 12/01/2027 720 667
4.50%, 07/23/2025 275 269
Visa Inc
1.10%, 02/15/2031 60 47
1.90%, 04/15/2027 80 74
2.00%, 08/15/2050
(d)
160 93
2.70%, 04/15/2040 155 114
2.75%, 09/15/2027 150 141
4.15%, 12/14/2035 500 470
4.30%, 12/14/2045 200 179
$ 18,089
Electric - 2 .03%
AEP Texas Inc
2.10%, 07/01/2030 160 132
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 41
4.70%, 05/15/2032 105 100
5.25%, 05/15/2052 105 99
AEP Transmission Co LLC
2.75%, 08/15/2051 60 37
4.50%, 06/15/2052 70 61
5.40%, 03/15/2053 160 158
AES Corp/The
2.45%, 01/15/2031 60 49
Alabama Power Co
1.45%, 09/15/2030 155 125
3.13%, 07/15/2051 60 41
Ameren Corp
1.75%, 03/15/2028 60 53
5.00%, 01/15/2029 130 129
5.70%, 12/01/2026 140 142
Ameren Illinois Co
1.55%, 11/15/2030 65 52
3.25%, 03/15/2050 75 53
3.85%, 09/01/2032 355 324
4.15%, 03/15/2046 330 273
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 131
5.63%, 03/01/2033 160 161
Arizona Public Service Co
2.60%, 08/15/2029 90 79
2.65%, 09/15/2050 150 89
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 50
4.55%, 06/01/2052 20 17

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 $ 365 $ 289
2.85%, 05/15/2051 85 55
3.80%, 07/15/2048 650 494
4.60%, 05/01/2053 65 56
5.15%, 11/15/2043 200 192
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.95%, 04/01/2033 160 158
5.20%, 10/01/2028 160 161
CenterPoint Energy Inc
1.45%, 06/01/2026 60 55
2.95%, 03/01/2030 100 88
3.70%, 09/01/2049 60 44
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 472
3.13%, 03/15/2051 420 282
4.00%, 03/01/2048 370 298
5.30%, 02/01/2053 160 155
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 56
2.05%, 07/01/2031 60 49
3.20%, 03/15/2027 140 133
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 46
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 300 233
4.30%, 12/01/2056 500 409
5.20%, 03/01/2033
(d)
160 161
6.15%, 11/15/2052 155 168
6.30%, 08/15/2037 370 396
6.75%, 04/01/2038 160 178
Consumers Energy Co
2.50%, 05/01/2060 91 50
4.60%, 05/30/2029 135 133
4.90%, 02/15/2029 155 155
Dominion Energy Inc
1.45%, 04/15/2026 760 702
3.30%, 04/15/2041 60 44
3.38%, 04/01/2030 315 283
4.90%, 08/01/2041 360 323
5.38%, 11/15/2032 410 408
5.95%, 06/15/2035 200 205
DTE Electric Co
1.90%, 04/01/2028 40 36
3.70%, 03/15/2045 200 157
5.20%, 03/01/2034 130 129
5.40%, 04/01/2053 160 159
DTE Energy Co
1.05%, 06/01/2025 80 76
4.88%, 06/01/2028 105 104
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 119
4.95%, 01/15/2033 160 158
5.30%, 02/15/2040 125 123
5.35%, 01/15/2053 160 157
5.40%, 01/15/2054 135 132
6.05%, 04/15/2038 460 483
Duke Energy Corp
0.90%, 09/15/2025 150 140
2.65%, 09/01/2026 90 85
3.15%, 08/15/2027 90 84
3.30%, 06/15/2041 60 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp   (continued)
3.50%, 06/15/2051 $ 60 $ 42
3.95%, 08/15/2047 150 114
4.20%, 06/15/2049 150 118
4.50%, 08/15/2032 340 319
4.80%, 12/15/2045 230 202
4.85%, 01/05/2029 135 133
5.00%, 08/15/2052 65 58
6.10%, 09/15/2053 160 166
Duke Energy Florida LLC
1.75%, 06/15/2030 155 128
2.50%, 12/01/2029 255 224
3.40%, 10/01/2046 200 144
5.88%, 11/15/2033 145 152
5.95%, 11/15/2052 155 163
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 97
5.40%, 04/01/2053 160 154
Duke Energy Progress LLC
2.50%, 08/15/2050 160 96
Emera US Finance LP
4.75%, 06/15/2046 75 61
Entergy Arkansas LLC
2.65%, 06/15/2051 45 27
4.20%, 04/01/2049 600 493
5.15%, 01/15/2033 160 160
Entergy Corp
1.90%, 06/15/2028 35 31
2.40%, 06/15/2031 60 49
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 44
3.12%, 09/01/2027 200 188
4.75%, 09/15/2052 415 362
Entergy Texas Inc
1.75%, 03/15/2031 150 120
4.00%, 03/30/2029 170 162
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 160
Evergy Metro Inc
2.25%, 06/01/2030 155 131
Eversource Energy
0.80%, 08/15/2025 160 149
1.65%, 08/15/2030 160 127
5.00%, 01/01/2027 135 134
5.13%, 05/15/2033 160 155
Exelon Corp
3.35%, 03/15/2032 65 57
5.15%, 03/15/2029 125 124
Florida Power & Light Co
2.45%, 02/03/2032 65 54
2.88%, 12/04/2051 65 42
3.70%, 12/01/2047 70 54
4.05%, 10/01/2044 145 122
4.13%, 02/01/2042 300 258
4.40%, 05/15/2028 160 157
4.80%, 05/15/2033 120 117
5.10%, 04/01/2033 160 159
5.65%, 02/01/2037 250 257
Georgia Power Co
3.25%, 03/30/2027 400 378
4.30%, 03/15/2042 460 394
4.65%, 05/16/2028 160 158
4.70%, 05/15/2032 65 63
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
Kentucky Utilities Co
3.30%, 06/01/2050 205 142

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co
3.15%, 04/15/2050 $ 145 $ 99
4.25%, 07/15/2049 215 181
5.30%, 02/01/2055 135 131
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 55
4.15%, 12/15/2032 765 705
4.80%, 03/15/2028 365 363
5.00%, 02/07/2031 135 133
Nevada Power Co
2.40%, 05/01/2030 200 170
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 210
2.75%, 11/01/2029 545 480
3.55%, 05/01/2027 700 666
4.90%, 02/28/2028 160 159
4.90%, 03/15/2029 135 133
4.95%, 01/29/2026 135 134
5.00%, 07/15/2032 70 68
5.25%, 03/15/2034 135 132
5.25%, 02/28/2053 160 149
Northern States Power Co/MN
2.25%, 04/01/2031 60 50
2.60%, 06/01/2051 155 96
2.90%, 03/01/2050 70 46
5.10%, 05/15/2053 160 153
5.35%, 11/01/2039 30 30
NSTAR Electric Co
4.55%, 06/01/2052 65 57
4.95%, 09/15/2052 565 524
Ohio Power Co
1.63%, 01/15/2031 265 211
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 139
3.10%, 09/15/2049 195 134
4.15%, 06/01/2032 65 61
4.30%, 05/15/2028 570 555
4.55%, 09/15/2032 390 375
4.60%, 06/01/2052 65 57
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 542
2.50%, 02/01/2031 880 721
3.30%, 08/01/2040 155 112
3.50%, 08/01/2050 850 572
4.20%, 06/01/2041 195 153
4.95%, 06/08/2025 180 178
5.80%, 05/15/2034 125 125
5.90%, 06/15/2032 60 60
6.10%, 01/15/2029 160 164
6.75%, 01/15/2053 160 171
PacifiCorp
2.90%, 06/15/2052 60 37
5.30%, 02/15/2031 265 262
5.35%, 12/01/2053 155 143
5.50%, 05/15/2054 160 149
6.00%, 01/15/2039 310 319
6.25%, 10/15/2037 330 340
PECO Energy Co
2.80%, 06/15/2050 110 71
2.85%, 09/15/2051 150 96
4.38%, 08/15/2052 360 308
4.60%, 05/15/2052 20 18
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 70 $ 48
3.95%, 06/01/2047 100 81
4.85%, 02/15/2034 65 63
5.00%, 05/15/2033 160 159
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 57
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 159
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 108
3.65%, 09/01/2028 200 191
3.80%, 03/01/2046 570 448
5.45%, 08/01/2053 155 156
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 300
5.88%, 10/15/2028 160 164
6.13%, 10/15/2033 160 167
Puget Sound Energy Inc
2.89%, 09/15/2051 170 108
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 122
3.32%, 04/15/2050 155 108
3.70%, 03/15/2052 65 48
4.50%, 08/15/2040 50 44
Sempra
4.00%, 02/01/2048 70 54
Southern California Edison Co
2.25%, 06/01/2030 155 131
2.85%, 08/01/2029 100 89
3.45%, 02/01/2052 65 45
3.65%, 02/01/2050 640 468
4.00%, 04/01/2047 450 351
4.70%, 06/01/2027 135 134
4.88%, 02/01/2027 135 134
5.30%, 03/01/2028 160 162
5.50%, 03/15/2040 350 346
5.65%, 10/01/2028 160 164
5.70%, 03/01/2053 160 159
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 53
3.75%, 09/15/2051
(e)
40 38
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 494
5.20%, 06/15/2033 160 158
5.50%, 03/15/2029 160 162
5.70%, 10/15/2032 665 681
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 31
Southwestern Electric Power Co
4.10%, 09/15/2028 500 479
Southwestern Public Service Co
4.50%, 08/15/2041 150 124
Tampa Electric Co
3.45%, 03/15/2051 100 70
Tucson Electric Power Co
1.50%, 08/01/2030 105 84
3.25%, 05/01/2051 60 40

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Union Electric Co
2.15%, 03/15/2032 $ 60 $ 48
2.63%, 03/15/2051 130 79
5.45%, 03/15/2053 160 157
Virginia Electric and Power Co
2.30%, 11/15/2031 65 54
2.45%, 12/15/2050 145 84
2.95%, 11/15/2051 120 77
3.75%, 05/15/2027 40 38
5.45%, 04/01/2053 310 304
8.88%, 11/15/2038 225 299
WEC Energy Group Inc
1.38%, 10/15/2027 130 114
2.20%, 12/15/2028 60 53
4.75%, 01/09/2026 160 158
5.00%, 09/27/2025 75 75
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 353
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 122
4.60%, 06/01/2032 40 37
$ 39,893
Electrical Components & Equipment - 0 .05%
Emerson Electric Co
0.88%, 10/15/2026 225 204
2.20%, 12/21/2031 820 680
$ 884
Electronics - 0 .09%
Fortive Corp
3.15%, 06/15/2026 100 96
Honeywell International Inc
1.10%, 03/01/2027 60 54
1.35%, 06/01/2025 80 76
1.75%, 09/01/2031 60 48
1.95%, 06/01/2030 450 380
3.81%, 11/21/2047 100 80
4.25%, 01/15/2029 160 156
5.00%, 02/15/2033 500 501
5.00%, 03/01/2035
(f)
125 125
5.25%, 03/01/2054
(f)
125 125
Jabil Inc
1.70%, 04/15/2026 60 56
Tyco Electronics Group SA
7.13%, 10/01/2037 37 42
$ 1,739
Entertainment - 0 .11%
Warnermedia Holdings Inc
3.64%, 03/15/2025 560 548
3.76%, 03/15/2027 130 123
4.05%, 03/15/2029 130 120
4.28%, 03/15/2032 195 172
5.05%, 03/15/2042 430 362
5.14%, 03/15/2052 740 601
5.39%, 03/15/2062 215 174
$ 2,100
Environmental Control - 0 .21%
Republic Services Inc
1.75%, 02/15/2032 635 498
2.30%, 03/01/2030 685 588
3.38%, 11/15/2027
(d)
385 366
5.00%, 04/01/2034 320 315
Waste Connections Inc
2.20%, 01/15/2032 120 97
4.20%, 01/15/2033 735 687
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
0.75%, 11/15/2025 $ 210 $ 195
2.00%, 06/01/2029 60 52
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 744
4.15%, 04/15/2032 100 94
4.63%, 02/15/2033 160 155
4.88%, 02/15/2029 310 310
$ 4,147
Federal & Federally Sponsored Credit - 0 .08%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 473
4.50%, 08/14/2026 630 630
5.13%, 10/10/2025 475 478
$ 1,581
Finance - Mortgage Loan/Banker - 0 .45%
Fannie Mae
0.50%, 11/07/2025 535 499
0.75%, 10/08/2027 270 238
0.88%, 08/05/2030 710 572
2.13%, 04/24/2026 700 665
5.63%, 07/15/2037 65 72
6.25%, 05/15/2029 750 817
6.63%, 11/15/2030 230 260
7.13%, 01/15/2030 250 286
7.25%, 05/15/2030
(d)
249 288
Federal Home Loan Banks
0.38%, 09/04/2025 150 140
1.25%, 12/21/2026 450 412
3.25%, 11/16/2028 950 909
4.00%, 06/30/2028 400 396
4.13%, 01/15/2027 265 263
4.63%, 06/06/2025 480 479
4.63%, 11/17/2026 275 276
5.50%, 07/15/2036 370 405
Freddie Mac
0.38%, 09/23/2025 1,040 971
6.25%, 07/15/2032 280 317
6.75%, 03/15/2031 543 621
$ 8,886
Food - 0 .42%
Campbell Soup Co
4.15%, 03/15/2028 185 178
Conagra Brands Inc
1.38%, 11/01/2027 100 87
4.60%, 11/01/2025 600 591
4.85%, 11/01/2028 140 137
5.30%, 11/01/2038 85 80
5.40%, 11/01/2048 445 411
General Mills Inc
2.25%, 10/14/2031 775 636
4.00%, 04/17/2025 75 74
4.95%, 03/29/2033 160 157
5.50%, 10/17/2028 160 163
Hershey Co/The
2.65%, 06/01/2050 185 120
J M Smucker Co/The
2.13%, 03/15/2032 60 48
5.90%, 11/15/2028 245 252
6.50%, 11/15/2043 235 252
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
6.75%, 03/15/2034
(i)
160 165
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 265 260
5.75%, 04/01/2033 265 257
6.50%, 12/01/2052 265 255

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kellanova
2.10%, 06/01/2030 $ 155 $ 131
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 191
4.38%, 06/01/2046 235 195
4.88%, 10/01/2049 200 178
5.00%, 06/04/2042 200 185
5.20%, 07/15/2045 170 159
6.50%, 02/09/2040 200 217
Kroger Co/The
1.70%, 01/15/2031 60 48
3.70%, 08/01/2027 700 672
4.45%, 02/01/2047 345 292
5.15%, 08/01/2043 300 279
5.40%, 07/15/2040
(d)
30 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 55
1.85%, 02/15/2031 60 48
Mondelez International Inc
1.50%, 02/04/2031 165 131
2.63%, 03/17/2027 65 61
2.63%, 09/04/2050 165 103
Sysco Corp
2.45%, 12/14/2031 115 95
4.85%, 10/01/2045 250 227
5.75%, 01/17/2029 145 148
Tyson Foods Inc
3.55%, 06/02/2027 75 71
4.55%, 06/02/2047 700 567
$ 8,214
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 75 65
Suzano International Finance BV
5.50%, 01/17/2027 300 299
$ 387
Gas - 0 .18%
Atmos Energy Corp
1.50%, 01/15/2031 150 120
3.38%, 09/15/2049 145 104
4.13%, 10/15/2044 140 119
5.75%, 10/15/2052 410 431
5.90%, 11/15/2033 160 168
6.20%, 11/15/2053 120 133
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 122
4.40%, 07/01/2032 70 66
5.25%, 03/01/2028 160 161
NiSource Inc
0.95%, 08/15/2025 320 300
3.60%, 05/01/2030 640 586
4.80%, 02/15/2044 210 187
5.00%, 06/15/2052 135 122
5.25%, 03/30/2028 65 65
5.40%, 06/30/2033 160 160
5.65%, 02/01/2045 250 245
Southern California Gas Co
2.55%, 02/01/2030 155 135
5.75%, 06/01/2053 160 162
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 128
3.15%, 09/30/2051 60 39
$ 3,553
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 $ 700 $ 588
2.75%, 11/15/2050 85 49
$ 637
Healthcare - Products - 0 .37%
Abbott Laboratories
4.75%, 04/15/2043 300 288
4.90%, 11/30/2046 210 202
Agilent Technologies Inc
2.10%, 06/04/2030 155 130
2.30%, 03/12/2031 60 50
Baxter International Inc
1.73%, 04/01/2031 85 67
1.92%, 02/01/2027 270 246
2.27%, 12/01/2028 665 583
2.54%, 02/01/2032 380 312
3.13%, 12/01/2051 260 170
Boston Scientific Corp
1.90%, 06/01/2025 155 149
Danaher Corp
2.60%, 10/01/2050 150 95
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 133
3.25%, 11/15/2039 150 119
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 156
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 160
5.91%, 11/22/2032 155 161
6.38%, 11/22/2052 155 172
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 156
Medtronic Inc
4.38%, 03/15/2035 200 189
4.63%, 03/15/2045 286 265
Revvity Inc
1.90%, 09/15/2028 45 39
Stryker Corp
1.95%, 06/15/2030 600 502
3.38%, 11/01/2025 800 777
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 91
4.85%, 12/08/2028 135 135
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 53
2.60%, 10/01/2029 145 129
2.80%, 10/15/2041 650 468
4.80%, 11/21/2027 155 155
5.09%, 08/10/2033 300 302
5.40%, 08/10/2043 150 152
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 511
$ 7,323
Healthcare - Services - 0 .55%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 287
Aetna Inc
3.88%, 08/15/2047 60 45
6.75%, 12/15/2037 205 224
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 109
Centene Corp
4.63%, 12/15/2029 600 568

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc
1.50%, 03/15/2026 $ 60 $ 56
3.13%, 05/15/2050 75 51
3.60%, 03/15/2051 60 45
4.10%, 03/01/2028 255 247
4.65%, 01/15/2043 660 597
4.75%, 02/15/2033 160 155
6.10%, 10/15/2052 155 166
HCA Inc
2.38%, 07/15/2031 60 49
3.38%, 03/15/2029 135 123
3.50%, 09/01/2030 680 608
3.50%, 07/15/2051 260 176
4.38%, 03/15/2042 65 54
5.20%, 06/01/2028 160 159
5.25%, 04/15/2025 600 597
5.25%, 06/15/2026 545 542
5.45%, 04/01/2031 65 65
5.50%, 06/01/2033
(d)
160 159
5.50%, 06/15/2047 240 223
5.60%, 04/01/2034 130 129
6.00%, 04/01/2054 200 198
Humana Inc
1.35%, 02/03/2027 180 161
2.15%, 02/03/2032 60 48
3.13%, 08/15/2029 175 158
4.50%, 04/01/2025 155 153
4.95%, 10/01/2044 320 289
5.50%, 03/15/2053 160 155
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 446
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 188
Quest Diagnostics Inc
2.95%, 06/30/2030
(d)
155 137
UnitedHealth Group Inc
1.25%, 01/15/2026 155 145
2.30%, 05/15/2031 60 50
2.75%, 05/15/2040 155 112
2.88%, 08/15/2029 150 136
2.90%, 05/15/2050 155 103
3.05%, 05/15/2041 660 490
3.10%, 03/15/2026 400 386
3.25%, 05/15/2051 435 305
3.45%, 01/15/2027 100 97
3.50%, 08/15/2039 125 101
3.70%, 05/15/2027 65 63
4.25%, 04/15/2047 320 272
4.25%, 06/15/2048 110 93
4.45%, 12/15/2048 95 84
4.75%, 05/15/2052 65 59
5.20%, 04/15/2063 320 305
5.88%, 02/15/2053 310 332
6.88%, 02/15/2038 200 232
$ 10,732
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 55
1.40%, 10/15/2027
(d)
150 132
$ 187
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 237
Insurance - 0 .67%
Aflac Inc
1.13%, 03/15/2026 60 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
0.75%, 12/15/2025 $ 170 $ 157
1.45%, 12/15/2030 170 134
5.25%, 03/30/2033 290 289
American International Group Inc
4.38%, 06/30/2050 100 86
4.80%, 07/10/2045 700 641
5.13%, 03/27/2033 105 104
5.75%, 04/01/2048
(e)
200 196
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 135
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 42
2.85%, 05/28/2027 65 61
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 520 508
5.35%, 02/28/2033 160 160
Aon North America Inc
5.13%, 03/01/2027
(f)
125 125
5.15%, 03/01/2029
(f)
190 190
5.45%, 03/01/2034
(f)
125 125
5.75%, 03/01/2054
(f)
65 65
Arch Capital Finance LLC
5.03%, 12/15/2046 45 41
Athene Holding Ltd
4.13%, 01/12/2028 575 551
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 56
2.85%, 10/15/2050 100 66
3.85%, 03/15/2052 440 349
4.20%, 08/15/2048 180 157
4.30%, 05/15/2043 235 211
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 290
Chubb Corp/The
6.00%, 05/11/2037 350 376
Chubb INA Holdings Inc
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 133
4.35%, 11/03/2045 400 353
CNA Financial Corp
2.05%, 08/15/2030 160 132
Corebridge Financial Inc
3.50%, 04/04/2025 340 332
3.85%, 04/05/2029 65 60
3.90%, 04/05/2032 390 343
6.05%, 09/15/2033
(i)
160 163
Equitable Holdings Inc
4.35%, 04/20/2028 140 135
5.00%, 04/20/2048 90 81
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 125
Markel Group Inc
3.45%, 05/07/2052 75 51
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 245
4.38%, 03/15/2029 440 430
4.90%, 03/15/2049 110 102
5.40%, 09/15/2033 160 163
5.70%, 09/15/2053 160 165
6.25%, 11/01/2052 155 171
MetLife Inc
3.00%, 03/01/2025 200 195
4.13%, 08/13/2042 250 212
4.60%, 05/13/2046 195 174
4.88%, 11/13/2043 50 46

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
5.25%, 01/15/2054 $ 160 $ 155
5.38%, 07/15/2033 160 161
5.70%, 06/15/2035 600 620
Progressive Corp/The
3.70%, 03/15/2052 210 163
4.35%, 04/25/2044 30 27
4.95%, 06/15/2033 160 159
Prudential Financial Inc
3.70%, 10/01/2050
(e)
160 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 599
5.70%, 09/15/2048
(e)
520 505
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 61
4.00%, 05/30/2047 175 144
5.45%, 05/25/2053 200 204
6.25%, 06/15/2037 650 715
W R Berkley Corp
4.00%, 05/12/2050 75 58
Willis North America Inc
2.95%, 09/15/2029 50 44
3.88%, 09/15/2049 140 104
5.35%, 05/15/2033 160 157
$ 13,081
Internet - 0 .40%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 132
3.40%, 12/06/2027 860 812
4.20%, 12/06/2047 200 163
Alphabet Inc
1.90%, 08/15/2040 160 106
Amazon.com Inc
2.10%, 05/12/2031 210 176
2.50%, 06/03/2050 285 179
2.88%, 05/12/2041 210 158
3.00%, 04/13/2025 270 264
3.10%, 05/12/2051 210 148
3.15%, 08/22/2027 600 570
3.30%, 04/13/2027 180 173
3.95%, 04/13/2052 540 446
4.05%, 08/22/2047 500 428
4.25%, 08/22/2057 75 65
4.60%, 12/01/2025 455 453
4.70%, 12/01/2032 420 418
Baidu Inc
3.08%, 04/07/2025
(d)
750 729
Booking Holdings Inc
3.60%, 06/01/2026 200 194
eBay Inc
1.90%, 03/11/2025 155 150
2.60%, 05/10/2031 360 305
3.65%, 05/10/2051 400 290
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027
(d)
155 159
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.85%, 08/15/2032 135 125
4.45%, 08/15/2052 750 655
4.80%, 05/15/2030 100 100
4.95%, 05/15/2033 160 160
5.60%, 05/15/2053 320 331
$ 7,916
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .04%
Nucor Corp
2.00%, 06/01/2025 $ 155 $ 149
3.13%, 04/01/2032 65 57
4.30%, 05/23/2027 65 63
Steel Dynamics Inc
1.65%, 10/15/2027 65 58
2.40%, 06/15/2025 40 38
Vale Overseas Ltd
6.13%, 06/12/2033 320 324
6.88%, 11/10/2039 125 134
$ 823
Leisure Products & Services - 0 .02%
Harley-Davidson Inc
3.50%, 07/28/2025 300 292
Lodging - 0 .05%
Marriott International Inc/MD
2.85%, 04/15/2031 510 435
5.00%, 10/15/2027 275 274
5.55%, 10/15/2028 315 321
$ 1,030
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 60
1.10%, 09/14/2027 120 106
1.15%, 09/14/2026 60 55
3.40%, 05/13/2025 135 132
3.65%, 08/12/2025 65 64
4.35%, 05/15/2026 160 158
4.50%, 01/08/2027 135 134
Caterpillar Inc
2.60%, 04/09/2030 160 142
3.25%, 09/19/2049 145 107
3.80%, 08/15/2042 550 459
$ 1,417
Machinery - Diversified - 0 .13%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 141
Dover Corp
5.38%, 03/01/2041 30 29
John Deere Capital Corp
0.70%, 01/15/2026 225 208
1.05%, 06/17/2026 60 55
1.50%, 03/06/2028 60 53
2.00%, 06/17/2031 55 46
2.35%, 03/08/2027
(d)
65 61
2.80%, 07/18/2029 115 105
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 155 152
4.35%, 09/15/2032 345 334
4.50%, 01/08/2027 135 134
4.75%, 06/08/2026 320 319
4.95%, 07/14/2028 160 161
Otis Worldwide Corp
2.06%, 04/05/2025 155 149
2.57%, 02/15/2030 155 135
3.36%, 02/15/2050 155 112
Rockwell Automation Inc
1.75%, 08/15/2031 40 32
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 293
$ 2,623
Media - 0 .66%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 101
2.30%, 02/01/2032 250 190
2.80%, 04/01/2031 110 89

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
3.50%, 06/01/2041 $ 115 $ 76
3.70%, 04/01/2051 110 67
3.85%, 04/01/2061 335 195
3.90%, 06/01/2052 60 38
4.40%, 12/01/2061 30 19
4.80%, 03/01/2050 600 434
4.91%, 07/23/2025 770 759
5.38%, 04/01/2038 50 43
5.38%, 05/01/2047 240 190
5.75%, 04/01/2048 280 233
6.15%, 11/10/2026 140 141
6.38%, 10/23/2035 500 484
6.48%, 10/23/2045 395 361
Comcast Corp
1.50%, 02/15/2031 160 128
2.35%, 01/15/2027 155 144
2.45%, 08/15/2052 160 92
2.65%, 02/01/2030 115 101
2.65%, 08/15/2062 160 89
2.94%, 11/01/2056 390 240
2.99%, 11/01/2063 409 246
3.15%, 03/01/2026 75 72
3.25%, 11/01/2039 230 176
3.38%, 08/15/2025 175 171
3.55%, 05/01/2028 685 650
3.90%, 03/01/2038 160 137
3.97%, 11/01/2047 105 83
4.00%, 03/01/2048 210 166
4.40%, 08/15/2035 245 228
4.55%, 01/15/2029 520 512
4.70%, 10/15/2048 300 271
4.80%, 05/15/2033 365 357
5.25%, 11/07/2025 185 186
5.50%, 11/15/2032 325 333
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 06/15/2025 170 166
3.95%, 03/20/2028 250 234
4.00%, 09/15/2055 91 60
5.20%, 09/20/2047 200 163
5.30%, 05/15/2049 180 147
Fox Corp
5.48%, 01/25/2039 110 103
5.58%, 01/25/2049 140 128
6.50%, 10/13/2033 410 431
Paramount Global
4.38%, 03/15/2043 400 268
4.85%, 07/01/2042 300 219
7.88%, 07/30/2030 30 31
Thomson Reuters Corp
5.85%, 04/15/2040 30 31
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 124
5.88%, 11/15/2040 260 224
6.55%, 05/01/2037 360 339
7.30%, 07/01/2038 60 60
Walt Disney Co/The
1.75%, 01/13/2026 935 882
2.20%, 01/13/2028 110 100
2.65%, 01/13/2031 150 130
3.38%, 11/15/2026 170 164
3.50%, 05/13/2040 155 124
3.60%, 01/13/2051 305 232
4.70%, 03/23/2050 220 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
4.95%, 10/15/2045 $ 125 $ 117
6.40%, 12/15/2035 369 407
$ 12,962
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 160
Mining - 0 .19%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 420
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 147
4.88%, 02/27/2026 160 159
4.90%, 02/28/2033 160 158
5.25%, 09/08/2026 160 161
5.25%, 09/08/2030 160 161
5.50%, 09/08/2053 160 164
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 190
5.25%, 09/01/2029 700 696
Newmont Corp
2.60%, 07/15/2032 170 140
4.88%, 03/15/2042 500 461
6.25%, 10/01/2039 100 106
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 98
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 234
5.00%, 03/09/2033
(d)
160 160
Southern Copper Corp
5.25%, 11/08/2042 200 188
5.88%, 04/23/2045 110 109
$ 3,784
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 250 217
3.25%, 08/26/2049
(d)
100 69
Eaton Corp
4.15%, 03/15/2033 575 541
4.15%, 11/02/2042 95 83
Illinois Tool Works Inc
2.65%, 11/15/2026 90 86
Parker-Hannifin Corp
4.25%, 09/15/2027 435 426
4.50%, 09/15/2029 435 425
Teledyne Technologies Inc
2.25%, 04/01/2028 60 54
Textron Inc
4.00%, 03/15/2026 500 486
$ 2,387
Oil & Gas - 0 .75%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 169
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 491
3.00%, 02/24/2050 155 103
3.00%, 03/17/2052 60 40
3.06%, 06/17/2041 115 86
3.12%, 05/04/2026 110 106
3.41%, 02/11/2026 700 679
3.54%, 04/06/2027 215 206
3.59%, 04/14/2027 400 385
4.70%, 04/10/2029 270 267
4.81%, 02/13/2033 160 156
4.89%, 09/11/2033 160 157
4.99%, 04/10/2034 135 133

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/2027 $ 115 $ 109
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 716
4.95%, 06/01/2047 300 262
6.25%, 03/15/2038 300 308
Cenovus Energy Inc
6.75%, 11/15/2039 40 43
Chevron Corp
2.00%, 05/11/2027 155 143
Chevron USA Inc
2.34%, 08/12/2050 160 96
ConocoPhillips Co
2.40%, 03/07/2025 52 51
3.80%, 03/15/2052 345 264
4.03%, 03/15/2062 440 342
5.05%, 09/15/2033 315 314
5.55%, 03/15/2054 155 157
Devon Energy Corp
5.00%, 06/15/2045 75 65
5.60%, 07/15/2041 380 358
Diamondback Energy Inc
3.25%, 12/01/2026 110 105
Equinor ASA
2.38%, 05/22/2030 250 217
2.88%, 04/06/2025 325 317
3.00%, 04/06/2027 155 147
3.25%, 11/18/2049 445 321
3.63%, 04/06/2040 155 128
Exxon Mobil Corp
2.44%, 08/16/2029 100 89
3.00%, 08/16/2039 80 62
3.45%, 04/15/2051 230 170
3.57%, 03/06/2045 340 266
4.23%, 03/19/2040 315 282
Hess Corp
4.30%, 04/01/2027 300 293
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 123
Marathon Oil Corp
4.40%, 07/15/2027 300 291
Marathon Petroleum Corp
5.00%, 09/15/2054 200 171
Occidental Petroleum Corp
6.45%, 09/15/2036 320 337
6.63%, 09/01/2030 320 337
Phillips 66
1.30%, 02/15/2026 30 28
2.15%, 12/15/2030 110 91
3.85%, 04/09/2025 95 93
4.65%, 11/15/2034 560 526
4.88%, 11/15/2044 350 320
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 241
4.95%, 12/01/2027 160 159
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 51
1.90%, 08/15/2030 160 133
2.15%, 01/15/2031 55 46
Shell International Finance BV
2.88%, 05/10/2026 155 148
2.88%, 11/26/2041 120 88
4.00%, 05/10/2046 360 295
4.13%, 05/11/2035 130 120
4.38%, 05/11/2045 325 284
4.55%, 08/12/2043 340 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
3.75%, 03/04/2051 $ 60 $ 44
4.00%, 11/15/2047 100 76
6.50%, 06/15/2038 140 147
6.80%, 05/15/2038 140 149
6.85%, 06/01/2039 73 79
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 85
3.13%, 05/29/2050 155 108
3.39%, 06/29/2060 115 80
Valero Energy Corp
2.80%, 12/01/2031 740 625
4.00%, 06/01/2052 525 395
6.63%, 06/15/2037 60 64
7.50%, 04/15/2032 60 68
$ 14,794
Oil & Gas Services - 0 .08%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 55
3.14%, 11/07/2029 150 137
3.34%, 12/15/2027 135 127
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 353
5.00%, 11/15/2045 230 214
7.45%, 09/15/2039 386 464
NOV Inc
3.60%, 12/01/2029 150 137
Schlumberger Investment SA
2.65%, 06/26/2030 160 141
$ 1,634
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 132
Packaging Corp of America
3.05%, 10/01/2051 200 134
WRKCo Inc
3.00%, 06/15/2033 80 67
4.65%, 03/15/2026 500 494
$ 827
Pharmaceuticals - 1 .40%
AbbVie Inc
2.95%, 11/21/2026 300 284
3.20%, 11/21/2029 820 750
3.60%, 05/14/2025 345 338
4.05%, 11/21/2039 375 329
4.25%, 11/14/2028 140 137
4.25%, 11/21/2049 175 150
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 239
4.55%, 03/15/2035 170 163
4.80%, 03/15/2027 255 254
4.80%, 03/15/2029 255 254
4.85%, 06/15/2044 645 611
4.88%, 11/14/2048 440 416
4.95%, 03/15/2031 190 190
5.05%, 03/15/2034 95 95
5.40%, 03/15/2054 75 76
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 93
2.25%, 05/28/2031 60 50
4.80%, 02/26/2027 130 130
4.85%, 02/26/2029 130 130
4.88%, 03/03/2028 285 285
4.90%, 02/26/2031 130 130

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 120 $ 110
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 53
6.45%, 09/15/2037 30 34
Becton Dickinson & Co
1.96%, 02/11/2031 60 49
3.70%, 06/06/2027 600 575
3.79%, 05/20/2050 710 550
4.67%, 06/06/2047 155 137
4.69%, 12/15/2044 59 53
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 60
1.13%, 11/13/2027 120 105
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 39
2.95%, 03/15/2032 200 173
3.90%, 02/20/2028 130 126
4.13%, 06/15/2039 195 170
4.25%, 10/26/2049 360 302
4.35%, 11/15/2047 210 179
4.55%, 02/20/2048 171 151
4.90%, 02/22/2027 130 130
4.90%, 02/22/2029 265 264
5.20%, 02/22/2034 265 267
5.50%, 02/22/2044 130 132
5.55%, 02/22/2054 230 233
5.75%, 02/01/2031 140 146
6.40%, 11/15/2063 140 156
Cardinal Health Inc
3.41%, 06/15/2027 400 379
Cigna Group/The
1.25%, 03/15/2026 75 69
2.40%, 03/15/2030 791 678
3.20%, 03/15/2040 155 116
3.25%, 04/15/2025 100 98
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 55 42
4.38%, 10/15/2028 175 170
4.80%, 08/15/2038 870 807
5.13%, 05/15/2031 265 262
5.60%, 02/15/2054 130 128
CVS Health Corp
1.30%, 08/21/2027 160 141
1.75%, 08/21/2030 160 130
1.88%, 02/28/2031 55 44
2.70%, 08/21/2040 160 109
3.00%, 08/15/2026 105 100
3.25%, 08/15/2029 740 674
3.88%, 07/20/2025 445 436
4.78%, 03/25/2038 800 727
4.88%, 07/20/2035 510 486
5.05%, 03/25/2048 725 647
5.13%, 07/20/2045 430 391
5.25%, 02/21/2033 160 158
5.30%, 06/01/2033
(d)
160 159
5.88%, 06/01/2053 320 319
Eli Lilly & Co
2.50%, 09/15/2060 155 91
4.15%, 03/15/2059 320 270
4.50%, 02/09/2027 130 130
4.50%, 02/09/2029 130 129
4.70%, 02/09/2034 130 128
4.88%, 02/27/2053 120 116
5.00%, 02/09/2054 130 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 $ 85 $ 84
3.88%, 05/15/2028 140 135
6.38%, 05/15/2038 760 852
Johnson & Johnson
2.10%, 09/01/2040 115 78
3.70%, 03/01/2046 90 74
5.95%, 08/15/2037 75 83
McKesson Corp
0.90%, 12/03/2025 60 56
Merck & Co Inc
1.70%, 06/10/2027 155 140
1.90%, 12/10/2028 70 62
2.35%, 06/24/2040 135 94
2.75%, 12/10/2051 140 90
2.90%, 12/10/2061 420 261
3.70%, 02/10/2045 600 486
5.00%, 05/17/2053 320 310
Novartis Capital Corp
2.75%, 08/14/2050 155 103
Pfizer Inc
0.80%, 05/28/2025 100 95
1.75%, 08/18/2031 245 198
2.55%, 05/28/2040 800 561
4.00%, 12/15/2036 45 40
4.20%, 09/15/2048 80 68
4.30%, 06/15/2043 225 198
4.40%, 05/15/2044 75 68
7.20%, 03/15/2039 60 71
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 612
4.45%, 05/19/2028 780 765
4.65%, 05/19/2025 320 318
4.65%, 05/19/2030 320 315
4.75%, 05/19/2033 480 467
5.11%, 05/19/2043 320 308
5.30%, 05/19/2053 300 293
5.34%, 05/19/2063 320 308
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 589
3.18%, 07/09/2050 645 444
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 249
Viatris Inc
2.30%, 06/22/2027 115 104
2.70%, 06/22/2030 155 131
3.85%, 06/22/2040 115 85
4.00%, 06/22/2050 155 106
Wyeth LLC
5.95%, 04/01/2037 60 64
Zoetis Inc
2.00%, 05/15/2030 85 71
3.00%, 05/15/2050 40 27
5.40%, 11/14/2025 390 391
$ 27,582
Pipelines - 0 .92%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 277
5.88%, 03/31/2025 600 600
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 546
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 08/01/2033 465 368
3.13%, 11/15/2029 150 135
3.40%, 08/01/2051 45 31
4.25%, 12/01/2026 75 73
5.70%, 03/08/2033 160 162

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc   (continued)
5.90%, 11/15/2026 $ 265 $ 270
6.70%, 11/15/2053 145 162
Energy Transfer LP
2.90%, 05/15/2025 450 436
3.75%, 05/15/2030 715 652
4.05%, 03/15/2025 100 98
4.75%, 01/15/2026 500 494
5.30%, 04/15/2047 500 448
5.35%, 05/15/2045 220 200
5.55%, 05/15/2034 135 134
5.75%, 02/15/2033 155 156
6.10%, 12/01/2028 320 331
6.25%, 04/15/2049 155 157
6.40%, 12/01/2030 320 336
6.50%, 02/01/2042 370 388
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 56
4.25%, 02/15/2048 250 209
4.45%, 02/15/2043 350 306
4.85%, 01/31/2034 135 132
4.85%, 03/15/2044 750 688
5.05%, 01/10/2026 160 160
6.45%, 09/01/2040 490 534
6.88%, 03/01/2033 39 43
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 241
Kinder Morgan Inc
1.75%, 11/15/2026 60 55
2.00%, 02/15/2031 130 105
3.25%, 08/01/2050 130 84
3.60%, 02/15/2051 245 168
5.00%, 02/01/2029 135 134
5.05%, 02/15/2046 30 26
5.20%, 06/01/2033 160 156
5.40%, 02/01/2034 135 133
5.55%, 06/01/2045 500 469
MPLX LP
1.75%, 03/01/2026 160 149
4.13%, 03/01/2027 425 412
4.25%, 12/01/2027 300 290
4.50%, 04/15/2038 200 174
5.00%, 03/01/2033 160 153
5.50%, 02/15/2049 830 777
ONEOK Inc
2.20%, 09/15/2025 155 147
3.40%, 09/01/2029 350 320
5.55%, 11/01/2026 189 190
6.05%, 09/01/2033 315 325
6.63%, 09/01/2053 155 167
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 440
4.70%, 06/15/2044 330 273
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 622
5.00%, 03/15/2027 375 372
5.63%, 03/01/2025 75 75
Targa Resources Corp
5.20%, 07/01/2027 220 219
6.13%, 03/15/2033 160 165
6.15%, 03/01/2029 145 149
6.50%, 03/30/2034 145 154
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 49
4.25%, 05/15/2028 300 289
4.88%, 05/15/2048 190 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
6.15%, 04/01/2033 $ 160 $ 163
Williams Cos Inc/The
2.60%, 03/15/2031 160 135
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 45 43
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 308
4.90%, 03/15/2029 135 133
5.10%, 09/15/2045 120 109
5.30%, 08/15/2028 250 252
5.30%, 08/15/2052
(d)
65 61
5.65%, 03/15/2033 160 163
6.30%, 04/15/2040 430 447
$ 18,170
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 50
3.50%, 03/30/2051 150 106
3.90%, 01/25/2028 700 672
$ 828
Regional Authority - 0 .25%
Province of Alberta Canada
1.00%, 05/20/2025 560 533
1.30%, 07/22/2030 175 143
3.30%, 03/15/2028 170 162
Province of British Columbia Canada
0.90%, 07/20/2026 265 242
1.30%, 01/29/2031
(d)
160 130
4.20%, 07/06/2033 315 304
4.80%, 11/15/2028 140 141
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 74
4.30%, 07/27/2033 160 155
Province of Ontario Canada
0.63%, 01/21/2026 280 259
1.05%, 04/14/2026 415 384
1.13%, 10/07/2030 300 242
2.13%, 01/21/2032 340 285
3.10%, 05/19/2027 285 272
4.20%, 01/18/2029 135 133
Province of Quebec Canada
0.60%, 07/23/2025 600 565
1.35%, 05/28/2030 490 405
3.63%, 04/13/2028 320 309
4.50%, 09/08/2033 160 158
7.50%, 09/15/2029 36 41
$ 4,983
REITs - 1 .05%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 180
2.00%, 05/18/2032 400 309
2.75%, 12/15/2029 70 61
2.95%, 03/15/2034 65 52
3.00%, 05/18/2051 100 63
4.00%, 02/01/2050 70 53
4.90%, 12/15/2030 80 78
5.15%, 04/15/2053 160 145
American Tower Corp
1.30%, 09/15/2025 80 75
1.60%, 04/15/2026 60 56
1.88%, 10/15/2030 175 141
2.90%, 01/15/2030 155 136
2.95%, 01/15/2051 60 38
3.38%, 10/15/2026 500 477
3.65%, 03/15/2027 515 492
3.70%, 10/15/2049 300 218

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp   (continued)
3.95%, 03/15/2029 $ 200 $ 188
4.00%, 06/01/2025 330 324
5.25%, 07/15/2028 160 159
5.65%, 03/15/2033 160 161
5.90%, 11/15/2033 160 164
AvalonBay Communities Inc
1.90%, 12/01/2028 60 52
2.05%, 01/15/2032 60 49
2.30%, 03/01/2030 755 649
5.00%, 02/15/2033 155 152
Boston Properties LP
2.55%, 04/01/2032 245 190
2.90%, 03/15/2030 600 506
3.65%, 02/01/2026 500 481
COPT Defense Properties LP
2.75%, 04/15/2031 60 48
Crown Castle Inc
1.05%, 07/15/2026 115 104
1.35%, 07/15/2025 115 109
2.50%, 07/15/2031 60 49
2.90%, 04/01/2041 60 42
3.10%, 11/15/2029 125 111
3.25%, 01/15/2051 115 78
3.70%, 06/15/2026 600 578
3.80%, 02/15/2028 430 405
4.00%, 11/15/2049 95 73
5.00%, 01/11/2028 160 158
5.10%, 05/01/2033 350 338
CubeSmart LP
2.00%, 02/15/2031 110 88
2.25%, 12/15/2028 60 52
Digital Realty Trust LP
5.55%, 01/15/2028 345 348
Equinix Inc
1.00%, 09/15/2025 850 795
1.25%, 07/15/2025 155 146
1.80%, 07/15/2027 155 139
2.50%, 05/15/2031 460 384
3.20%, 11/18/2029 130 117
3.40%, 02/15/2052 60 42
Essex Portfolio LP
1.70%, 03/01/2028 60 52
3.00%, 01/15/2030 140 123
4.00%, 03/01/2029 784 741
Extra Space Storage LP
2.20%, 10/15/2030 75 61
2.40%, 10/15/2031 60 48
5.40%, 02/01/2034 135 132
5.50%, 07/01/2030 160 161
Federal Realty OP LP
1.25%, 02/15/2026 115 106
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 126
5.25%, 06/01/2025 400 396
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 118
Healthpeak OP LLC
2.13%, 12/01/2028 210 183
5.25%, 12/15/2032 80 78
Kilroy Realty LP
2.50%, 11/15/2032 160 118
Kimco Realty OP LLC
2.25%, 12/01/2031 60 48
2.70%, 10/01/2030 160 136
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 155
6.40%, 03/01/2034 360 379
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
NNN REIT Inc
3.60%, 12/15/2026 $ 300 $ 286
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 29
Prologis LP
1.25%, 10/15/2030 160 127
1.75%, 07/01/2030 155 127
2.25%, 01/15/2032 60 49
2.88%, 11/15/2029 75 67
4.63%, 01/15/2033 575 553
4.88%, 06/15/2028 160 160
Public Storage Operating Co
0.88%, 02/15/2026 40 37
1.85%, 05/01/2028 115 102
2.25%, 11/09/2031 60 49
5.10%, 08/01/2033 160 160
5.13%, 01/15/2029 160 162
Realty Income Corp
0.75%, 03/15/2026 40 36
2.10%, 03/15/2028 60 53
2.20%, 06/15/2028 65 58
3.10%, 12/15/2029 300 270
3.25%, 01/15/2031 160 142
4.13%, 10/15/2026 220 214
4.75%, 02/15/2029 135 132
4.85%, 03/15/2030 160 157
4.88%, 06/01/2026 700 695
4.90%, 07/15/2033
(d)
160 153
Simon Property Group LP
1.75%, 02/01/2028 555 491
2.65%, 02/01/2032 385 320
3.25%, 11/30/2026 300 286
3.30%, 01/15/2026 700 676
3.50%, 09/01/2025 160 156
4.75%, 03/15/2042 164 146
UDR Inc
2.10%, 08/01/2032 100 77
3.20%, 01/15/2030 145 130
Ventas Realty LP
3.00%, 01/15/2030 500 436
VICI Properties LP
4.38%, 05/15/2025 200 196
Welltower OP LLC
2.75%, 01/15/2032 570 474
4.13%, 03/15/2029 300 285
WP Carey Inc
2.40%, 02/01/2031 65 53
$ 20,579
Retail - 0 .68%
AutoZone Inc
1.65%, 01/15/2031 160 127
Costco Wholesale Corp
1.38%, 06/20/2027 125 112
Dollar Tree Inc
4.20%, 05/15/2028 130 125
Home Depot Inc/The
0.90%, 03/15/2028 55 48
1.88%, 09/15/2031 760 616
2.13%, 09/15/2026 350 327
2.38%, 03/15/2051 55 32
2.70%, 04/15/2025 65 63
2.75%, 09/15/2051 60 38
2.88%, 04/15/2027 65 61
2.95%, 06/15/2029 500 456
3.13%, 12/15/2049 235 164
4.00%, 09/15/2025 265 261
4.20%, 04/01/2043 300 259
4.25%, 04/01/2046 180 154

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
4.40%, 03/15/2045 $ 300 $ 263
4.90%, 04/15/2029 135 136
4.95%, 09/30/2026 135 135
4.95%, 09/15/2052 85 81
5.88%, 12/16/2036 400 425
Lowe's Cos Inc
1.30%, 04/15/2028 130 113
1.70%, 10/15/2030 130 106
2.50%, 04/15/2026 90 85
3.10%, 05/03/2027 500 473
3.38%, 09/15/2025 50 49
3.65%, 04/05/2029 135 127
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 59
4.00%, 04/15/2025 280 276
4.25%, 04/01/2052 540 434
4.40%, 09/08/2025 130 128
4.55%, 04/05/2049 135 114
4.80%, 04/01/2026 160 159
5.00%, 04/15/2033 130 128
5.00%, 04/15/2040 155 147
5.63%, 04/15/2053 380 377
5.75%, 07/01/2053 160 162
McDonald's Corp
2.63%, 09/01/2029 140 125
3.70%, 01/30/2026 150 147
3.70%, 02/15/2042 300 242
4.45%, 03/01/2047 500 430
5.15%, 09/09/2052 255 242
6.30%, 03/01/2038 600 655
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 60
Starbucks Corp
2.00%, 03/12/2027
(d)
290 266
3.00%, 02/14/2032
(d)
345 300
3.75%, 12/01/2047 370 284
4.30%, 06/15/2045 225 191
4.45%, 08/15/2049 220 188
4.80%, 02/15/2033
(d)
120 118
Target Corp
1.95%, 01/15/2027 280 259
2.95%, 01/15/2052 325 216
4.50%, 09/15/2032 690 668
4.80%, 01/15/2053
(d)
160 148
TJX Cos Inc/The
1.15%, 05/15/2028 65 56
1.60%, 05/15/2031 65 53
Walmart Inc
1.05%, 09/17/2026 105 96
1.80%, 09/22/2031 135 111
2.50%, 09/22/2041 135 95
2.65%, 09/22/2051 105 68
3.90%, 09/09/2025 130 128
3.90%, 04/15/2028 50 49
3.95%, 06/28/2038 195 176
4.00%, 04/15/2026 255 251
4.00%, 04/15/2030 275 267
4.00%, 04/11/2043 250 217
4.05%, 06/29/2048 100 86
4.10%, 04/15/2033 275 262
$ 13,289
Semiconductors - 0 .60%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 43
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 628
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc
3.14%, 11/15/2035
(i)
$ 738 $ 586
3.19%, 11/15/2036
(i)
30 24
3.42%, 04/15/2033
(i)
452 386
3.47%, 04/15/2034
(i)
415 350
3.75%, 02/15/2051
(i)
570 426
4.15%, 11/15/2030 310 290
4.75%, 04/15/2029 355 348
Intel Corp
2.00%, 08/12/2031 60 49
3.05%, 08/12/2051 60 40
3.15%, 05/11/2027 150 142
3.20%, 08/12/2061 60 39
3.40%, 03/25/2025 155 152
3.73%, 12/08/2047 105 80
3.75%, 03/25/2027 155 150
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 559
4.10%, 05/19/2046 250 207
4.15%, 08/05/2032
(d)
765 718
4.60%, 03/25/2040 155 144
4.88%, 02/10/2026 605 603
5.20%, 02/10/2033 300 300
5.60%, 02/21/2054 200 200
5.63%, 02/10/2043 300 305
5.70%, 02/10/2053 385 390
KLA Corp
4.70%, 02/01/2034 135 131
4.95%, 07/15/2052 140 133
Lam Research Corp
2.88%, 06/15/2050 500 337
Marvell Technology Inc
2.45%, 04/15/2028 115 103
Micron Technology Inc
2.70%, 04/15/2032 90 74
4.19%, 02/15/2027 405 394
5.30%, 01/15/2031 80 79
NVIDIA Corp
1.55%, 06/15/2028 60 53
3.50%, 04/01/2040 600 501
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 95
3.13%, 02/15/2042 265 188
3.15%, 05/01/2027 80 75
3.25%, 05/11/2041 60 44
4.40%, 06/01/2027 480 469
QUALCOMM Inc
4.50%, 05/20/2052 165 146
4.80%, 05/20/2045 110 104
6.00%, 05/20/2053 155 170
Texas Instruments Inc
4.15%, 05/15/2048 165 140
4.60%, 02/08/2029 225 224
4.90%, 03/14/2033 160 160
5.00%, 03/14/2053 160 155
5.15%, 02/08/2054 130 129
TSMC Arizona Corp
3.88%, 04/22/2027 590 572
$ 11,731
Software - 0 .77%
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 476
3.10%, 03/01/2041 55 39
4.50%, 07/15/2025 350 347
5.10%, 07/15/2032 550 550

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.50%, 07/01/2029 $ 900 $ 827
3.85%, 06/01/2025 250 245
4.40%, 07/01/2049 590 494
5.35%, 03/15/2031
(f)
125 125
5.45%, 03/02/2028 240 242
5.63%, 08/21/2033 155 157
Intuit Inc
1.35%, 07/15/2027 160 143
5.13%, 09/15/2028 160 162
5.25%, 09/15/2026 315 318
5.50%, 09/15/2053 120 123
Microsoft Corp
1.35%, 09/15/2030
(i)
80 65
2.50%, 09/15/2050
(i)
160 102
2.53%, 06/01/2050 311 200
2.68%, 06/01/2060 349 220
2.92%, 03/17/2052 476 329
3.30%, 02/06/2027 140 135
3.70%, 08/08/2046 500 418
Oracle Corp
2.30%, 03/25/2028 115 103
2.50%, 04/01/2025 555 537
2.65%, 07/15/2026 300 283
2.80%, 04/01/2027 155 145
2.88%, 03/25/2031 115 99
2.95%, 05/15/2025 105 102
2.95%, 04/01/2030 655 581
3.60%, 04/01/2040 355 274
3.60%, 04/01/2050 700 493
3.65%, 03/25/2041 115 88
3.90%, 05/15/2035 130 112
3.95%, 03/25/2051 115 86
4.00%, 07/15/2046 500 385
4.00%, 11/15/2047 75 57
4.10%, 03/25/2061 60 44
4.30%, 07/08/2034 75 68
4.38%, 05/15/2055 150 118
4.50%, 07/08/2044 50 42
4.65%, 05/06/2030 530 516
5.55%, 02/06/2053 305 291
5.80%, 11/10/2025 715 721
6.13%, 07/08/2039 60 62
6.15%, 11/09/2029 180 188
6.25%, 11/09/2032 360 380
6.90%, 11/09/2052 360 406
Roper Technologies Inc
1.40%, 09/15/2027 860 760
2.95%, 09/15/2029 400 358
Salesforce Inc
1.95%, 07/15/2031 60 49
2.70%, 07/15/2041 265 189
ServiceNow Inc
1.40%, 09/01/2030 160 128
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 211
4.95%, 03/28/2028 160 159
VMware LLC
1.40%, 08/15/2026 680 618
1.80%, 08/15/2028 685 594
2.20%, 08/15/2031 115 93
$ 15,057
Sovereign - 1 .67%
Canada Government International Bond
0.75%, 05/19/2026 315 290
2.88%, 04/28/2025 510 498
3.75%, 04/26/2028 505 492
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
2.45%, 01/31/2031 $ 300 $ 255
2.55%, 01/27/2032
(d)
400 336
2.75%, 01/31/2027 500 467
3.10%, 05/07/2041 400 293
3.24%, 02/06/2028 300 280
3.50%, 04/15/2053 200 144
4.00%, 01/31/2052 200 156
4.95%, 01/05/2036 315 304
Export Development Canada
3.38%, 08/26/2025 325 318
3.88%, 02/14/2028 315 308
4.13%, 02/13/2029
(d)
265 262
4.38%, 06/29/2026 475 472
Export-Import Bank of Korea
1.38%, 02/09/2031 200 159
2.63%, 05/26/2026 700 665
4.25%, 09/15/2027 200 196
4.50%, 09/15/2032 200 194
4.88%, 01/11/2026 310 309
5.13%, 09/18/2028 200 203
Indonesia Government International Bond
2.15%, 07/28/2031 200 163
2.85%, 02/14/2030 200 177
3.05%, 03/12/2051 200 138
3.50%, 01/11/2028 500 474
3.70%, 10/30/2049
(d)
200 153
4.20%, 10/15/2050
(d)
400 331
4.35%, 01/11/2048 200 172
4.55%, 01/11/2028 200 197
4.65%, 09/20/2032 200 192
4.75%, 02/11/2029 300 296
5.65%, 01/11/2053 200 205
Israel Government International Bond
3.88%, 07/03/2050 200 147
4.13%, 01/17/2048 200 156
4.50%, 01/17/2033 200 185
4.50%, 01/30/2043 200 172
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 160
1.88%, 07/21/2026 264 246
2.13%, 02/16/2029 200 177
2.25%, 11/04/2026 400 374
2.75%, 01/21/2026 400 384
2.88%, 04/14/2025 500 487
2.88%, 07/21/2027 330 311
3.88%, 09/16/2025
(d)
500 491
4.25%, 04/27/2026 240 237
4.63%, 07/19/2028 200 200
4.88%, 10/18/2028 300 302
Korea International Bond
1.00%, 09/16/2030 200 161
3.88%, 09/20/2048 250 212
Mexico Government International Bond
2.66%, 05/24/2031 500 413
3.25%, 04/16/2030 200 177
3.50%, 02/12/2034 400 330
3.75%, 01/11/2028 225 213
3.75%, 04/19/2071 200 125
3.90%, 04/27/2025 200 196
4.13%, 01/21/2026 300 294
4.50%, 04/22/2029 400 385
4.60%, 01/23/2046 200 159
4.60%, 02/10/2048 300 236
4.75%, 03/08/2044 500 411
5.55%, 01/21/2045
(d)
360 331
5.75%, 10/12/2110
(d)
100 86
6.05%, 01/11/2040 700 684

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
(continued)
6.34%, 05/04/2053 $ 500 $ 487
6.35%, 02/09/2035 200 205
6.40%, 05/07/2054 275 271
6.75%, 09/27/2034 350 369
Panama Government International Bond
2.25%, 09/29/2032 200 140
3.16%, 01/23/2030 600 493
3.30%, 01/19/2033 500 378
3.75%, 03/16/2025 200 195
3.88%, 03/17/2028 300 272
4.30%, 04/29/2053 200 125
4.50%, 04/16/2050 200 129
6.70%, 01/26/2036 600 566
6.85%, 03/28/2054 200 176
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 545 463
2.78%, 12/01/2060 60 34
3.30%, 03/11/2041 300 222
3.55%, 03/10/2051 60 43
4.13%, 08/25/2027
(d)
600 580
5.63%, 11/18/2050 150 148
6.55%, 03/14/2037 400 430
8.75%, 11/21/2033 180 220
Philippine Government International Bond
2.65%, 12/10/2045 400 259
3.00%, 02/01/2028 300 279
3.20%, 07/06/2046 200 142
3.70%, 03/01/2041 400 325
3.70%, 02/02/2042 250 201
5.00%, 07/17/2033 200 198
5.17%, 10/13/2027 500 502
5.50%, 01/17/2048 200 201
5.61%, 04/13/2033 250 258
7.75%, 01/14/2031 190 219
10.63%, 03/16/2025 100 105
Republic of Italy Government International Bond
1.25%, 02/17/2026 250 231
2.88%, 10/17/2029 300 264
3.88%, 05/06/2051 400 275
5.38%, 06/15/2033 205 201
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 313
State of Israel
2.50%, 01/15/2030 200 171
3.38%, 01/15/2050 200 134
Svensk Exportkredit AB
0.50%, 08/26/2025 720 673
4.00%, 07/15/2025 420 414
4.13%, 06/14/2028 320 314
4.38%, 02/13/2026 315 312
4.88%, 09/14/2026 320 321
Tennessee Valley Authority
3.50%, 12/15/2042 200 165
3.88%, 03/15/2028 525 517
4.25%, 09/15/2065 115 100
5.25%, 09/15/2039 250 259
5.38%, 04/01/2056 196 208
5.88%, 04/01/2036 325 361
6.75%, 11/01/2025 57 59
Uruguay Government International Bond
4.13%, 11/20/2045 136 118
4.98%, 04/20/2055 100 93
5.10%, 06/18/2050 300 286
5.75%, 10/28/2034 155 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
(continued)
7.63%, 03/21/2036 $ 500 $ 600
$ 32,773
Supranational Bank - 1 .31%
African Development Bank
0.88%, 03/23/2026 705 652
0.88%, 07/22/2026 115 105
4.13%, 02/25/2027 135 133
4.38%, 03/14/2028 320 319
4.63%, 01/04/2027 190 190
Asian Development Bank
0.38%, 09/03/2025 310 290
0.50%, 02/04/2026 400 369
1.00%, 04/14/2026 865 802
1.50%, 01/20/2027 125 115
1.50%, 03/04/2031 115 95
1.75%, 09/19/2029 300 261
1.88%, 03/15/2029 135 120
2.13%, 03/19/2025 300 291
2.75%, 01/19/2028 130 122
2.88%, 05/06/2025 885 863
3.13%, 04/27/2032 135 123
3.75%, 04/25/2028 320 312
3.88%, 09/28/2032 450 433
3.88%, 06/14/2033 320 307
4.00%, 01/12/2033 160 155
4.13%, 01/12/2027 275 273
4.25%, 01/09/2026 310 307
4.50%, 08/25/2028 380 382
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 378
3.38%, 06/29/2025 540 528
3.75%, 09/14/2027 255 248
4.13%, 01/18/2029 270 266
4.88%, 09/14/2026 320 322
Council Of Europe Development Bank
3.63%, 01/26/2028 315 305
3.75%, 05/25/2026 315 309
European Bank for Reconstruction & Development
0.50%, 01/28/2026 515 476
4.13%, 01/25/2029 135 133
4.38%, 03/09/2028 255 254
European Investment Bank
0.75%, 10/26/2026 660 598
1.25%, 02/14/2031 255 208
1.63%, 03/14/2025 780 753
1.63%, 05/13/2031 60 50
3.63%, 07/15/2030 320 307
3.75%, 02/14/2033 615 587
4.00%, 02/15/2029 1,100 1,082
4.13%, 02/13/2034 265 260
Inter-American Development Bank
0.88%, 04/20/2026 900 832
1.13%, 07/20/2028 515 448
1.13%, 01/13/2031 420 339
1.50%, 01/13/2027 425 391
1.75%, 03/14/2025 230 222
3.13%, 09/18/2028 300 284
3.50%, 04/12/2033 320 298
4.00%, 01/12/2028 310 305
4.13%, 02/15/2029 265 262
4.38%, 02/01/2027 275 274
4.38%, 01/24/2044 50 47
4.50%, 05/15/2026 315 314
4.50%, 09/13/2033 320 322

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
0.63%, 04/22/2025 $ 693 $ 660
0.75%, 08/26/2030 515 409
0.88%, 07/15/2026 325 298
1.25%, 02/10/2031 615 500
1.38%, 04/20/2028 365 323
1.63%, 11/03/2031 495 407
1.75%, 10/23/2029 950 824
2.50%, 03/29/2032 620 541
3.50%, 07/12/2028 480 463
3.88%, 02/14/2030 315 306
4.00%, 07/25/2030 435 425
4.00%, 01/10/2031 275 268
4.63%, 08/01/2028 480 484
4.75%, 11/14/2033 280 288
International Finance Corp
4.38%, 01/15/2027 395 394
Nordic Investment Bank
0.38%, 09/11/2025 230 215
0.50%, 01/21/2026 200 185
4.25%, 02/28/2029 200 199
$ 25,651
Telecommunications - 1 .10%
America Movil SAB de CV
2.88%, 05/07/2030 600 527
3.63%, 04/22/2029 400 372
4.38%, 04/22/2049
(d)
200 172
6.13%, 03/30/2040 380 400
AT&T Inc
1.65%, 02/01/2028 200 176
1.70%, 03/25/2026 340 316
2.25%, 02/01/2032 145 116
2.30%, 06/01/2027 750 687
3.10%, 02/01/2043
(d)
145 104
3.50%, 06/01/2041 640 490
3.50%, 09/15/2053 627 431
3.55%, 09/15/2055 815 555
3.65%, 06/01/2051 355 254
3.65%, 09/15/2059 999 676
4.35%, 03/01/2029 500 483
4.35%, 06/15/2045 300 251
4.50%, 05/15/2035 700 645
4.50%, 03/09/2048 500 418
5.40%, 02/15/2034 320 320
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 44
5.20%, 02/15/2034 130 128
Cisco Systems Inc
4.80%, 02/26/2027 265 265
4.85%, 02/26/2029 265 265
5.05%, 02/26/2034 265 267
5.30%, 02/26/2054 265 268
5.50%, 01/15/2040 135 139
5.90%, 02/15/2039 170 182
Juniper Networks Inc
2.00%, 12/10/2030 55 44
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
2.95%, 03/15/2025 65 63
3.20%, 03/15/2027 130 122
3.70%, 11/15/2049 90 65
3.80%, 03/15/2032 65 58
5.00%, 02/15/2029 130 129
5.00%, 03/15/2044 75 68
7.50%, 08/15/2038 250 288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Capital Corp
6.88%, 11/15/2028 $ 320 $ 340
Telefonica Emisiones SA
4.10%, 03/08/2027 325 315
5.21%, 03/08/2047 550 495
7.05%, 06/20/2036 305 336
T-Mobile USA Inc
1.50%, 02/15/2026 155 144
2.05%, 02/15/2028 190 169
2.25%, 11/15/2031 150 122
2.40%, 03/15/2029 25 22
2.55%, 02/15/2031 600 506
3.00%, 02/15/2041 150 108
3.30%, 02/15/2051 250 172
3.38%, 04/15/2029 265 243
3.40%, 10/15/2052 235 163
3.50%, 04/15/2025 155 152
3.75%, 04/15/2027 315 302
3.88%, 04/15/2030 600 557
4.38%, 04/15/2040 155 136
4.80%, 07/15/2028 160 158
4.95%, 03/15/2028 95 94
5.05%, 07/15/2033 160 157
5.15%, 04/15/2034 135 133
5.20%, 01/15/2033 160 159
5.50%, 01/15/2055 135 131
5.65%, 01/15/2053 135 134
5.75%, 01/15/2034 160 165
5.75%, 01/15/2054 160 162
6.00%, 06/15/2054 160 168
Verizon Communications Inc
1.45%, 03/20/2026 115 107
1.50%, 09/18/2030 180 145
1.75%, 01/20/2031 135 108
2.10%, 03/22/2028 175 156
2.36%, 03/15/2032 65 53
2.55%, 03/21/2031 115 97
2.65%, 11/20/2040 750 517
2.88%, 11/20/2050 505 322
2.99%, 10/30/2056 89 55
3.00%, 11/20/2060 65 40
3.40%, 03/22/2041 715 548
3.55%, 03/22/2051 815 592
3.70%, 03/22/2061 480 339
3.85%, 11/01/2042 90 72
4.13%, 03/16/2027 600 583
4.33%, 09/21/2028 60 58
4.40%, 11/01/2034 300 279
4.67%, 03/15/2055 345 305
4.81%, 03/15/2039 75 70
4.86%, 08/21/2046 300 275
Vodafone Group PLC
4.13%, 05/30/2025 675 664
4.25%, 09/17/2050 250 197
4.38%, 02/19/2043 180 152
5.63%, 02/10/2053 160 155
6.15%, 02/27/2037 240 250
$ 21,700
Transportation - 0 .48%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 410
3.55%, 02/15/2050 155 117
4.15%, 04/01/2045 200 169
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 35
5.20%, 04/15/2054 160 157
5.40%, 06/01/2041 360 362

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co
1.75%, 12/02/2026 $ 145 $ 133
3.10%, 12/02/2051 450 306
6.13%, 09/15/2115 75 79
CSX Corp
2.40%, 02/15/2030 60 52
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 72
3.80%, 04/15/2050 700 543
4.30%, 03/01/2048 200 171
4.50%, 11/15/2052 160 140
5.20%, 11/15/2033
(d)
160 161
FedEx Corp
3.10%, 08/05/2029 800 726
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 420 358
5.10%, 01/15/2044 295 274
Norfolk Southern Corp
2.30%, 05/15/2031 60 50
2.55%, 11/01/2029 150 132
2.90%, 08/25/2051 60 39
3.94%, 11/01/2047 192 152
4.05%, 08/15/2052 200 160
4.45%, 03/01/2033 160 152
4.55%, 06/01/2053 455 396
4.84%, 10/01/2041 180 167
5.35%, 08/01/2054 125 123
Ryder System Inc
2.90%, 12/01/2026 150 141
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 600
2.80%, 02/14/2032 110 94
2.89%, 04/06/2036 140 113
2.97%, 09/16/2062 90 56
3.20%, 05/20/2041 60 46
3.38%, 02/14/2042 65 51
3.80%, 10/01/2051 310 245
3.80%, 04/06/2071 590 432
3.84%, 03/20/2060 220 167
4.00%, 04/15/2047 250 205
4.50%, 01/20/2033 130 126
4.95%, 09/09/2052 130 125
United Parcel Service Inc
2.50%, 09/01/2029 125 111
3.40%, 09/01/2049 180 135
3.90%, 04/01/2025 155 153
4.88%, 03/03/2033 410 407
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 398
$ 9,383
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 115 90
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 60 50
3.25%, 06/01/2051 300 211
3.75%, 09/01/2047 340 265
4.45%, 06/01/2032 130 124
6.59%, 10/15/2037 13 14
Essential Utilities Inc
2.40%, 05/01/2031 60 49
5.30%, 05/01/2052 65 61
5.38%, 01/15/2034 135 133
$ 907
TOTAL BONDS $ 570,749
MUNICIPAL BONDS - 0 .17%
Principal
Amount (000's) Value (000's)
California - 0 .05%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 200
6.91%, 10/01/2050 125 151
California State University
2.98%, 11/01/2051 155 111
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 23
State of California
3.50%, 04/01/2028 115 110
7.30%, 10/01/2039 300 351
$ 967
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 168
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 286 318
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 32
State of Illinois
5.10%, 06/01/2033 700 690
$ 1,040
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 268
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 159
$ 427
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 223
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 49
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 29
State of Texas
4.68%, 04/01/2040 160 155
$ 184
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
215 216
TOTAL MUNICIPAL BONDS $ 3,274
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .46%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .41%
2.00%, 09/01/2031 $ 60 $ 55
2.00%, 12/01/2031 72 66
2.50%, 01/01/2031 132 124
2.50%, 02/01/2031 130 122
2.50%, 12/01/2031 225 211
2.50%, 01/01/2032 241 225
2.50%, 03/01/2032 74 69
2.50%, 11/01/2036 48 43
3.00%, 11/01/2028 87 83
3.00%, 04/01/2029 77 74
3.00%, 09/01/2029 73 70
3.00%, 10/01/2029 110 105

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2029 $ 49 $ 47
3.00%, 01/01/2030 45 44
3.00%, 11/01/2030 48 46
3.00%, 03/01/2031 30 28
3.00%, 05/01/2032 148 139
3.00%, 03/01/2033 59 55
3.00%, 04/01/2033 23 21
3.00%, 09/01/2036 73 67
3.00%, 09/01/2036 42 38
3.00%, 02/01/2037 76 70
3.00%, 10/01/2042 164 146
3.00%, 11/01/2042 263 234
3.00%, 02/01/2043 254 226
3.00%, 08/01/2043 376 335
3.00%, 08/01/2043 318 283
3.00%, 09/01/2043 68 60
3.00%, 10/01/2043 53 47
3.00%, 01/01/2045 56 50
3.00%, 06/01/2046 111 97
3.00%, 10/01/2046 79 70
3.00%, 02/01/2047 131 115
3.50%, 12/01/2031 92 89
3.50%, 05/01/2034 32 31
3.50%, 11/01/2034 40 38
3.50%, 01/01/2035 87 82
3.50%, 04/01/2037 31 30
3.50%, 06/01/2042 206 189
3.50%, 02/01/2045 40 36
3.50%, 03/01/2045 112 102
3.50%, 06/01/2045 116 105
3.50%, 06/01/2046 142 129
4.00%, 12/01/2024 7 7
4.00%, 12/01/2030 8 8
4.00%, 11/01/2033 62 60
4.00%, 07/01/2034 42 41
4.00%, 04/01/2038 79 76
4.00%, 12/01/2040 90 85
4.00%, 02/01/2044 73 69
4.00%, 04/01/2044 84 79
4.00%, 07/01/2044 101 95
4.00%, 09/01/2044 36 34
4.00%, 11/01/2044 133 126
4.00%, 01/01/2045 111 105
4.00%, 08/01/2045 158 149
4.00%, 12/01/2045 26 24
4.00%, 02/01/2046 42 40
4.00%, 05/01/2046 88 83
4.50%, 10/01/2030 35 35
4.50%, 05/01/2031 4 4
4.50%, 05/01/2049 1,845 1,780
5.50%, 06/01/2034 43 43
5.50%, 07/01/2038 53 54
5.50%, 07/01/2038 42 42
5.50%, 12/01/2038 91 93
5.50%, 10/01/2039 150 152
5.50%, 06/01/2041 58 59
6.00%, 04/01/2038 276 285
6.00%, 11/01/2038 57 58
$ 7,982
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .79%
1.50%, 12/01/2035 2,157 1,873
1.50%, 03/01/2036 1,270 1,101
1.50%, 05/01/2036 1,416 1,232
1.50%, 05/01/2036 4,423 3,835
1.50%, 11/01/2036 991 860
1.50%, 12/01/2036 2,383 2,056
1.50%, 01/01/2037 804 694
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
1.50%, 11/01/2050 $ 816 $ 613
1.50%, 01/01/2051 3,730 2,798
1.50%, 06/01/2051 1,750 1,313
2.00%, 09/01/2029 118 112
2.00%, 05/01/2030 49 46
2.00%, 12/01/2031 98 90
2.00%, 02/01/2032 65 59
2.00%, 02/01/2036 3,395 3,018
2.00%, 02/01/2036 1,514 1,343
2.00%, 03/01/2036 2,718 2,415
2.00%, 04/01/2036 4,997 4,467
2.00%, 05/01/2036 978 869
2.00%, 02/01/2037 6,881 6,126
2.00%, 11/01/2041 6,565 5,478
2.00%, 05/01/2042 2,780 2,316
2.00%, 12/01/2050 14,794 11,698
2.00%, 02/01/2051 7,722 6,102
2.00%, 02/01/2051 10,424 8,246
2.00%, 02/01/2051 2,227 1,773
2.00%, 04/01/2051 12,134 9,724
2.00%, 04/01/2051 2,333 1,872
2.00%, 04/01/2051 5,246 4,203
2.00%, 04/01/2051 7,983 6,371
2.00%, 06/01/2051 2,011 1,589
2.00%, 07/01/2051 8,440 6,664
2.00%, 09/01/2051 2,936 2,319
2.00%, 10/01/2051 4,082 3,239
2.00%, 10/01/2051 2,509 2,004
2.00%, 11/01/2051 1,838 1,450
2.00%, 11/01/2051 1,706 1,362
2.00%, 12/01/2051 3,009 2,394
2.00%, 12/01/2051 2,747 2,187
2.00%, 12/01/2051 3,434 2,724
2.00%, 01/01/2052 12,026 9,606
2.00%, 01/01/2052 2,129 1,693
2.00%, 03/01/2052 4,780 3,798
2.00%, 04/01/2052 1,306 1,043
2.00%, 04/01/2052 2,202 1,760
2.00%, 04/01/2052 10,835 8,621
2.50%, 01/01/2028 39 38
2.50%, 11/01/2028 126 120
2.50%, 09/01/2029 83 78
2.50%, 05/01/2030 104 98
2.50%, 08/01/2030 137 128
2.50%, 03/01/2031 116 109
2.50%, 11/01/2031 240 224
2.50%, 12/01/2031 45 42
2.50%, 01/01/2032 67 62
2.50%, 03/01/2032 81 75
2.50%, 07/01/2033 7 7
2.50%, 02/01/2035 1,100 1,008
2.50%, 10/01/2036 21 19
2.50%, 10/01/2036 50 45
2.50%, 12/01/2036 62 56
2.50%, 04/01/2037 1,240 1,129
2.50%, 07/01/2037 6,150 5,609
2.50%, 04/01/2042 4,367 3,774
2.50%, 01/01/2043 52 44
2.50%, 05/01/2043 82 69
2.50%, 10/01/2043 65 55
2.50%, 08/01/2046 43 36
2.50%, 12/01/2046 109 91
2.50%, 12/01/2046 73 61
2.50%, 08/01/2050 4,656 3,884
2.50%, 09/01/2050 1,436 1,192
2.50%, 11/01/2050 628 524
2.50%, 02/01/2051 6,226 5,240

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2051 $ 2,189 $ 1,825
2.50%, 07/01/2051 936 772
2.50%, 07/01/2051 8,219 6,825
2.50%, 07/01/2051 1,264 1,053
2.50%, 07/01/2051 611 504
2.50%, 08/01/2051 1,076 887
2.50%, 09/01/2051 1,860 1,539
2.50%, 11/01/2051 2,603 2,175
2.50%, 11/01/2051 5,958 4,987
2.50%, 02/01/2052 11,332 9,440
2.50%, 02/01/2052 2,203 1,835
2.50%, 02/01/2052 2,158 1,802
2.50%, 02/01/2052 2,820 2,325
2.50%, 02/01/2052 1,229 1,021
2.50%, 03/01/2052 10,822 9,014
2.50%, 03/01/2052 2,269 1,878
2.50%, 04/01/2052 10,684 8,845
2.50%, 05/01/2052 3,119 2,595
3.00%, 04/01/2027 25 24
3.00%, 01/01/2029 29 27
3.00%, 02/01/2029 32 30
3.00%, 12/01/2029 32 30
3.00%, 12/01/2029 53 51
3.00%, 01/01/2030 143 137
3.00%, 01/01/2030 170 162
3.00%, 06/01/2030 89 85
3.00%, 09/01/2030 35 33
3.00%, 10/01/2030 158 151
3.00%, 11/01/2030 163 155
3.00%, 12/01/2030 28 27
3.00%, 03/01/2031 105 99
3.00%, 04/01/2031 33 31
3.00%, 09/01/2031 161 152
3.00%, 12/01/2031 67 63
3.00%, 01/01/2033 20 19
3.00%, 04/01/2033 21 19
3.00%, 08/01/2034 198 185
3.00%, 05/01/2035 212 197
3.00%, 05/01/2037 3,205 2,994
3.00%, 06/01/2040 395 353
3.00%, 04/01/2043 61 55
3.00%, 04/01/2043 126 112
3.00%, 04/01/2043 227 201
3.00%, 05/01/2043 55 48
3.00%, 05/01/2043 95 84
3.00%, 05/01/2043 286 254
3.00%, 07/01/2043 58 51
3.00%, 07/01/2043 285 253
3.00%, 08/01/2043 41 37
3.00%, 08/01/2043 305 271
3.00%, 10/01/2043 174 154
3.00%, 10/01/2043 282 251
3.00%, 11/01/2043 77 69
3.00%, 01/01/2045 390 347
3.00%, 05/01/2046 59 52
3.00%, 05/01/2046 52 45
3.00%, 10/01/2046 330 288
3.00%, 10/01/2049 1,675 1,452
3.00%, 11/01/2049 1,780 1,542
3.00%, 11/01/2049 487 421
3.00%, 11/01/2049 1,377 1,196
3.00%, 03/01/2050 3,013 2,608
3.00%, 02/01/2052 2,226 1,945
3.00%, 03/01/2052 7,037 6,061
3.00%, 04/01/2052 1,908 1,664
3.00%, 05/01/2052 11,277 9,716
3.00%, 05/01/2052 7,144 6,129
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2052 $ 3,047 $ 2,645
3.00%, 06/01/2052 5,034 4,312
3.50%, 12/01/2026 34 33
3.50%, 03/01/2029 60 58
3.50%, 09/01/2029 68 66
3.50%, 11/01/2030 53 51
3.50%, 04/01/2032 9 8
3.50%, 07/01/2032 7 7
3.50%, 09/01/2032 8 8
3.50%, 12/01/2032 1,025 985
3.50%, 10/01/2033 5 5
3.50%, 05/01/2034 27 26
3.50%, 06/01/2034 19 18
3.50%, 07/01/2034 118 112
3.50%, 10/01/2034 30 29
3.50%, 02/01/2036 33 31
3.50%, 02/01/2037 26 24
3.50%, 05/01/2037 35 33
3.50%, 05/01/2037 1,784 1,705
3.50%, 03/01/2041 13 12
3.50%, 03/01/2042 30 28
3.50%, 06/01/2042 177 162
3.50%, 07/01/2042 31 28
3.50%, 04/01/2043 226 207
3.50%, 05/01/2043 161 147
3.50%, 08/01/2043 173 158
3.50%, 01/01/2044 59 54
3.50%, 01/01/2044 728 667
3.50%, 10/01/2044 88 80
3.50%, 12/01/2044 156 141
3.50%, 11/01/2045 110 100
3.50%, 12/01/2045 13 12
3.50%, 12/01/2045 137 124
3.50%, 01/01/2046 176 159
3.50%, 03/01/2046 43 39
3.50%, 07/01/2046 151 137
3.50%, 12/01/2046 125 113
3.50%, 11/01/2049 1,775 1,620
3.50%, 12/01/2049 1,334 1,220
3.50%, 01/01/2050 6,379 5,764
3.50%, 04/01/2052 5,449 4,917
3.50%, 05/01/2052 2,620 2,364
3.50%, 07/01/2052 10,623 9,632
3.50%, 08/01/2052 3,714 3,350
4.00%, 12/01/2024 11 11
4.00%, 04/01/2029 3 3
4.00%, 12/01/2030 4 4
4.00%, 03/01/2031 5 5
4.00%, 03/01/2031 109 108
4.00%, 11/01/2031 6 6
4.00%, 11/01/2033 7 7
4.00%, 11/01/2033 105 102
4.00%, 10/01/2034 62 60
4.00%, 02/01/2036 105 101
4.00%, 01/01/2037 32 31
4.00%, 10/01/2037 48 46
4.00%, 03/01/2038 17 16
4.00%, 07/01/2038 63 60
4.00%, 12/01/2038 44 42
4.00%, 01/01/2039 58 56
4.00%, 01/01/2041 40 38
4.00%, 02/01/2041 13 13
4.00%, 12/01/2041 62 58
4.00%, 06/01/2042 98 93
4.00%, 06/01/2042 59 56
4.00%, 07/01/2042 329 309
4.00%, 12/01/2042 103 97

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2044 $ 48 $ 45
4.00%, 11/01/2044 45 42
4.00%, 10/01/2049 1,659 1,542
4.00%, 11/01/2049 667 620
4.00%, 04/01/2050 1,356 1,260
4.00%, 05/01/2052 4,777 4,497
4.00%, 08/01/2052 7,200 6,667
4.00%, 01/01/2053 5,765 5,385
4.00%, 05/01/2053 4,852 4,504
4.50%, 06/01/2029 7 7
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 4 4
4.50%, 01/01/2034 14 13
4.50%, 10/01/2052 5,471 5,227
4.50%, 05/01/2053 5,377 5,121
4.50%, 07/01/2053 6,240 5,979
5.00%, 12/01/2025 1 1
5.00%, 08/01/2052 2,284 2,240
5.00%, 11/01/2052 4,546 4,412
5.00%, 04/01/2053 1,898 1,858
5.00%, 05/01/2053 5,778 5,658
5.00%, 06/01/2053 2,869 2,803
5.00%, 10/01/2053 2,784 2,731
5.50%, 12/01/2027 3 3
5.50%, 03/01/2038 53 54
5.50%, 05/01/2038 58 59
5.50%, 06/01/2038 82 83
5.50%, 09/01/2038 130 132
5.50%, 11/01/2038 71 72
5.50%, 04/01/2039 66 67
5.50%, 04/01/2040 54 54
5.50%, 03/01/2053 3,717 3,713
5.50%, 07/01/2053 7,125 7,205
5.50%, 08/01/2053 6,472 6,443
6.00%, 04/01/2026 2 2
6.00%, 10/01/2036 53 55
6.00%, 01/01/2053 5,449 5,595
6.00%, 05/01/2053 1,670 1,698
6.00%, 10/01/2053 3,405 3,473
6.00%, 03/01/2054
(k)
1,520 1,526
6.50%, 03/01/2054
(k)
6,500 6,614
$ 408,804
Government National Mortgage Association (GNMA) - 6 .28%
2.00%, 08/20/2050 2,177 1,773
2.00%, 01/20/2051 2,350 1,915
2.00%, 02/20/2051 8,082 6,582
2.00%, 05/20/2051 6,148 5,006
2.00%, 07/20/2051 8,947 7,285
2.50%, 06/20/2027 31 30
2.50%, 12/20/2030 38 36
2.50%, 03/20/2031 67 63
2.50%, 07/20/2043 71 61
2.50%, 12/20/2046 169 146
2.50%, 01/20/2047 54 47
2.50%, 06/20/2050 2,567 2,184
2.50%, 04/20/2051 2,068 1,752
2.50%, 05/20/2051 7,185 6,089
2.50%, 07/20/2051 8,123 6,883
2.50%, 09/20/2051 8,747 7,406
3.00%, 02/15/2027 16 15
3.00%, 08/20/2029 25 24
3.00%, 09/20/2029 31 29
3.00%, 07/20/2030 26 25
3.00%, 01/20/2031 30 29
3.00%, 07/20/2032 34 32
3.00%, 03/20/2043 49 44
3.00%, 03/20/2043 236 209
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 04/20/2043 $ 304 $ 272
3.00%, 06/20/2043 269 241
3.00%, 08/20/2043 293 262
3.00%, 12/15/2044 27 24
3.00%, 01/15/2045 23 20
3.00%, 01/15/2045 28 25
3.00%, 02/20/2045 26 23
3.00%, 05/20/2045 167 149
3.00%, 06/20/2045 68 61
3.00%, 07/20/2045 497 443
3.00%, 12/20/2045 117 104
3.00%, 01/20/2046 51 46
3.00%, 03/20/2046 207 185
3.00%, 04/20/2046 453 403
3.00%, 05/20/2046 336 298
3.00%, 06/20/2046 327 291
3.00%, 07/20/2046 742 659
3.00%, 08/20/2046 308 273
3.00%, 09/20/2046 231 206
3.00%, 10/20/2046 176 156
3.00%, 11/20/2046 403 356
3.00%, 12/15/2046 64 56
3.00%, 09/20/2051 8,080 7,085
3.00%, 12/20/2051 7,839 6,873
3.50%, 05/20/2042 72 66
3.50%, 06/20/2042 74 68
3.50%, 07/20/2042 289 267
3.50%, 09/20/2042 222 205
3.50%, 10/20/2042 160 148
3.50%, 11/20/2042 141 130
3.50%, 12/20/2042 147 136
3.50%, 01/20/2043 244 225
3.50%, 02/20/2043 385 355
3.50%, 03/20/2043 260 240
3.50%, 04/15/2043 99 92
3.50%, 04/20/2043 173 157
3.50%, 05/20/2043 115 106
3.50%, 07/20/2043 148 136
3.50%, 08/20/2043 355 328
3.50%, 09/20/2043 255 236
3.50%, 10/20/2043 120 111
3.50%, 09/20/2044 96 88
3.50%, 10/20/2044 112 103
3.50%, 11/20/2044 106 97
3.50%, 12/20/2044 110 101
3.50%, 01/20/2045 106 97
3.50%, 02/20/2045 143 131
3.50%, 03/15/2045 25 23
3.50%, 03/20/2045 179 164
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 175 160
3.50%, 04/20/2045 107 98
3.50%, 05/20/2045 175 161
3.50%, 06/20/2045 27 25
3.50%, 07/20/2045 149 137
3.50%, 08/20/2045 164 150
3.50%, 09/20/2045 155 143
3.50%, 10/20/2045 140 129
3.50%, 11/20/2045 250 229
3.50%, 12/20/2045 183 168
3.50%, 02/20/2046 149 137
3.50%, 08/15/2046 27 25
3.50%, 09/15/2046 67 61
3.50%, 07/20/2047 3,382 3,099
3.50%, 01/15/2048 36 33
3.50%, 01/20/2048 1,944 1,779
3.50%, 02/20/2048 4,482 4,101
3.50%, 09/15/2048 87 79

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2043 $ 204 $ 195
4.00%, 02/20/2044 83 79
4.00%, 05/15/2044 69 65
4.00%, 05/20/2044 47 45
4.00%, 07/20/2044 14 13
4.00%, 08/20/2044 106 101
4.00%, 09/20/2044 94 90
4.00%, 10/20/2044 341 326
4.00%, 11/15/2044 42 40
4.00%, 11/20/2044 67 63
4.00%, 12/20/2044 125 120
4.00%, 01/20/2045 54 52
4.00%, 03/20/2045 84 80
4.00%, 08/20/2045 92 87
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 107 102
4.00%, 10/20/2045 136 129
4.00%, 11/20/2045 188 178
4.00%, 12/15/2045 34 32
4.00%, 01/20/2046 219 208
4.00%, 02/20/2046 35 33
4.00%, 04/20/2046 131 124
4.00%, 10/20/2046 37 35
4.00%, 11/20/2046 172 162
4.00%, 01/20/2047 10 9
4.00%, 02/20/2047 155 146
4.00%, 03/20/2047 106 100
4.00%, 05/20/2047 35 33
4.00%, 11/20/2047 233 220
4.00%, 04/20/2052 7,496 6,977
4.50%, 03/15/2039 78 77
4.50%, 03/15/2040 83 82
4.50%, 07/15/2040 101 98
4.50%, 02/20/2041 18 17
4.50%, 03/20/2041 13 13
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 127 125
4.50%, 10/15/2047 62 60
4.50%, 02/20/2049 2,869 2,776
4.50%, 09/20/2052 6,315 6,035
5.00%, 05/15/2033 74 74
5.00%, 07/20/2038 60 60
5.00%, 10/15/2038 101 101
5.00%, 04/20/2039 44 44
5.00%, 10/15/2041 81 79
5.00%, 01/20/2045 68 68
5.00%, 02/20/2046 26 26
5.00%, 12/20/2046 51 51
5.00%, 08/20/2048 16 16
5.00%, 10/20/2048 61 60
5.00%, 12/20/2052 1,031 1,009
5.00%, 01/20/2053 6,854 6,698
5.50%, 03/15/2038 49 50
5.50%, 02/15/2039 42 43
5.50%, 06/15/2040 85 87
5.50%, 07/20/2044 52 53
5.50%, 09/20/2044 73 75
5.50%, 12/20/2048 9 9
5.50%, 03/20/2053 1,040 1,033
5.50%, 03/20/2054
(k)
6,075 6,034
6.00%, 03/20/2054
(k)
4,975 4,999
6.50%, 03/20/2054
(k)
2,975 3,015
$ 123,544
U.S. Treasury - 41 .98%
0.25%, 05/31/2025 7,615 7,188
0.25%, 06/30/2025 2,945 2,771
0.25%, 07/31/2025 5,885 5,519
0.25%, 08/31/2025 1,680 1,570
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.25%, 09/30/2025 $ 1,600 $ 1,491
0.25%, 10/31/2025 5,070 4,708
0.38%, 11/30/2025 11,135 10,330
0.38%, 12/31/2025 3,835 3,548
0.38%, 07/31/2027 3,505 3,063
0.50%, 03/31/2025 2,165 2,063
0.50%, 02/28/2026 5,870 5,412
0.50%, 04/30/2027 14,200 12,581
0.50%, 05/31/2027 4,955 4,376
0.50%, 06/30/2027 3,790 3,338
0.50%, 08/31/2027 7,780 6,812
0.50%, 10/31/2027 5,120 4,457
0.63%, 07/31/2026 6,055 5,520
0.63%, 03/31/2027 3,635 3,244
0.63%, 11/30/2027 7,625 6,653
0.63%, 12/31/2027 5,495 4,780
0.63%, 05/15/2030 7,180 5,764
0.63%, 08/15/2030 11,910 9,481
0.75%, 04/30/2026 5,060 4,665
0.75%, 05/31/2026 9,830 9,037
0.75%, 08/31/2026 13,290 12,123
0.75%, 01/31/2028 10,210 8,903
0.88%, 06/30/2026 3,825 3,519
0.88%, 09/30/2026 4,565 4,169
0.88%, 11/15/2030 13,310 10,713
1.00%, 07/31/2028 8,595 7,464
1.13%, 10/31/2026 5,395 4,945
1.13%, 02/28/2027 605 550
1.13%, 02/29/2028 5,245 4,633
1.13%, 08/31/2028 7,015 6,112
1.13%, 02/15/2031 13,650 11,131
1.13%, 05/15/2040 4,465 2,755
1.13%, 08/15/2040 3,885 2,374
1.25%, 11/30/2026 8,500 7,801
1.25%, 12/31/2026 9,625 8,819
1.25%, 04/30/2028 2,045 1,808
1.25%, 05/31/2028 8,310 7,331
1.25%, 06/30/2028 9,680 8,520
1.25%, 09/30/2028 5,880 5,142
1.25%, 08/15/2031 10,095 8,171
1.25%, 05/15/2050 3,280 1,666
1.38%, 08/31/2026 4,375 4,055
1.38%, 10/31/2028 8,830 7,754
1.38%, 12/31/2028 7,435 6,501
1.38%, 11/15/2031 11,485 9,322
1.38%, 11/15/2040 3,990 2,534
1.38%, 08/15/2050 4,950 2,598
1.50%, 08/15/2026 4,500 4,188
1.50%, 11/30/2028 6,840 6,030
1.50%, 02/15/2030 4,640 3,969
1.63%, 02/15/2026 2,808 2,651
1.63%, 05/15/2026 3,861 3,624
1.63%, 09/30/2026 495 461
1.63%, 10/31/2026 3,185 2,959
1.63%, 11/30/2026 2,925 2,713
1.63%, 08/15/2029 3,890 3,403
1.63%, 05/15/2031 11,030 9,242
1.63%, 11/15/2050 6,315 3,547
1.75%, 03/15/2025 4,605 4,453
1.75%, 12/31/2026 2,055 1,909
1.75%, 01/31/2029 14,125 12,557
1.75%, 11/15/2029 2,895 2,539
1.75%, 08/15/2041 8,245 5,491
1.88%, 06/30/2026 3,625 3,416
1.88%, 07/31/2026 1,340 1,260
1.88%, 02/28/2027 7,160 6,652
1.88%, 02/28/2029 5,360 4,787
1.88%, 02/15/2032 9,805 8,234

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 02/15/2041 $ 9,305 $ 6,412
1.88%, 02/15/2051 6,040 3,616
1.88%, 11/15/2051 8,380 4,993
2.00%, 08/15/2025 3,995 3,838
2.00%, 11/15/2026 3,845 3,606
2.00%, 11/15/2041 3,375 2,337
2.00%, 02/15/2050 7,890 4,912
2.00%, 08/15/2051 7,230 4,452
2.13%, 05/15/2025 3,870 3,744
2.13%, 05/31/2026 4,130 3,917
2.25%, 11/15/2025 4,590 4,405
2.25%, 03/31/2026 1,425 1,359
2.25%, 02/15/2027 4,285 4,029
2.25%, 08/15/2027 4,875 4,546
2.25%, 11/15/2027 6,555 6,088
2.25%, 05/15/2041 6,930 5,060
2.25%, 08/15/2046 595 404
2.25%, 08/15/2049 6,550 4,338
2.25%, 02/15/2052 6,160 4,030
2.38%, 04/30/2026 2,895 2,765
2.38%, 05/15/2027 1,710 1,607
2.38%, 03/31/2029 6,075 5,552
2.38%, 05/15/2029 6,050 5,519
2.38%, 02/15/2042 6,020 4,424
2.38%, 11/15/2049 3,305 2,249
2.38%, 05/15/2051 6,765 4,565
2.50%, 02/28/2026 945 907
2.50%, 03/31/2027 1,825 1,726
2.50%, 02/15/2045 3,700 2,682
2.50%, 02/15/2046 1,520 1,091
2.63%, 03/31/2025 2,525 2,462
2.63%, 04/15/2025 7,765 7,566
2.63%, 12/31/2025 4,285 4,132
2.63%, 01/31/2026 3,180 3,063
2.63%, 05/31/2027 2,855 2,702
2.63%, 02/15/2029 7,695 7,130
2.75%, 05/15/2025 4,995 4,869
2.75%, 06/30/2025 3,290 3,202
2.75%, 08/31/2025 6,495 6,302
2.75%, 04/30/2027 2,180 2,074
2.75%, 02/15/2028 2,955 2,786
2.75%, 05/31/2029 2,500 2,322
2.75%, 08/15/2032 3,185 2,843
2.75%, 08/15/2042 739 575
2.75%, 11/15/2042 1,090 845
2.75%, 11/15/2047 1,605 1,191
2.88%, 04/30/2025 3,325 3,247
2.88%, 05/31/2025 1,325 1,293
2.88%, 06/15/2025 4,890 4,767
2.88%, 11/30/2025 3,075 2,981
2.88%, 05/15/2028 3,870 3,657
2.88%, 08/15/2028 3,215 3,030
2.88%, 05/15/2032 10,200 9,219
2.88%, 05/15/2043 2,880 2,267
2.88%, 11/15/2046 600 459
2.88%, 05/15/2049 4,490 3,395
2.88%, 05/15/2052 1,405 1,058
3.00%, 07/15/2025 3,040 2,966
3.00%, 09/30/2025 540 525
3.00%, 10/31/2025 8,300 8,069
3.00%, 05/15/2042 1,705 1,382
3.00%, 11/15/2044 2,290 1,816
3.00%, 05/15/2045 1,340 1,060
3.00%, 11/15/2045 1,095 863
3.00%, 02/15/2047 455 355
3.00%, 05/15/2047 1,190 929
3.00%, 02/15/2048 3,415 2,654
3.00%, 08/15/2048 1,210 939
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 02/15/2049 $ 3,190 $ 2,472
3.00%, 08/15/2052 4,610 3,564
3.13%, 08/15/2025 7,555 7,376
3.13%, 11/15/2028 6,035 5,737
3.13%, 08/31/2029 3,010 2,841
3.13%, 11/15/2041 7,350 6,119
3.13%, 02/15/2042 1,140 945
3.13%, 02/15/2043 815 669
3.13%, 08/15/2044 2,320 1,882
3.13%, 05/15/2048 1,030 818
3.25%, 06/30/2027 1,635 1,578
3.25%, 06/30/2029 4,380 4,166
3.25%, 05/15/2042 5,235 4,402
3.38%, 05/15/2033 6,975 6,507
3.38%, 08/15/2042 3,025 2,587
3.38%, 11/15/2048 4,320 3,589
3.50%, 09/15/2025 6,800 6,669
3.50%, 01/31/2028 3,970 3,851
3.50%, 04/30/2030 3,395 3,252
3.50%, 02/15/2033 8,390 7,914
3.50%, 02/15/2039 1,130 1,028
3.63%, 03/31/2028 1,760 1,714
3.63%, 03/31/2030 4,260 4,111
3.63%, 08/15/2043 2,410 2,125
3.63%, 02/15/2044 1,245 1,095
3.63%, 05/15/2053 7,665 6,706
3.75%, 05/31/2030 2,265 2,199
3.75%, 06/30/2030 800 776
3.75%, 08/15/2041 2,175 1,985
3.88%, 03/31/2025 1,045 1,033
3.88%, 04/30/2025 1,875 1,852
3.88%, 01/15/2026 1,405 1,385
3.88%, 11/30/2027 1,075 1,057
3.88%, 12/31/2027 5,365 5,275
3.88%, 09/30/2029 6,260 6,134
3.88%, 11/30/2029 2,300 2,253
3.88%, 08/15/2033 3,925 3,808
3.88%, 08/15/2040 1,350 1,262
3.88%, 02/15/2043 2,125 1,945
3.88%, 05/15/2043 1,060 969
4.00%, 02/15/2026 5,940 5,869
4.00%, 07/31/2030 5,145 5,064
4.00%, 11/15/2042 3,320 3,099
4.00%, 11/15/2052 8,210 7,687
4.13%, 09/30/2027 3,685 3,655
4.13%, 11/15/2032 7,390 7,312
4.13%, 08/15/2053 3,930 3,762
4.25%, 10/15/2025 6,070 6,021
4.25%, 05/15/2039 375 371
4.25%, 11/15/2040 1,088 1,064
4.38%, 08/15/2026 1,220 1,216
4.38%, 02/15/2038 495 501
4.38%, 11/15/2039 700 700
4.38%, 05/15/2040 595 593
4.38%, 05/15/2041 5,250 5,195
4.38%, 08/15/2043 740 725
4.50%, 11/15/2033 4,855 4,947
4.50%, 02/15/2036 440 455
4.50%, 05/15/2038 1,200 1,227
4.50%, 08/15/2039 730 741
4.63%, 02/28/2026 7,510 7,509
4.63%, 03/15/2026 6,985 6,985
4.63%, 02/15/2040 1,345 1,382
4.75%, 07/31/2025 4,270 4,265
4.75%, 02/15/2037 1,250 1,320
4.75%, 02/15/2041 1,794 1,861
4.75%, 11/15/2053 1,360 1,447
5.00%, 10/31/2025 1,490 1,496

Schedule of Investments
Bond Market Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.00%, 05/15/2037 $ 385 $ 416
5.25%, 11/15/2028 409 425
5.25%, 02/15/2029 795 830
5.38%, 02/15/2031 1,100 1,178
5.50%, 08/15/2028 1,115 1,169
6.13%, 11/15/2027 700 742
6.25%, 05/15/2030 1,050 1,162
6.38%, 08/15/2027 1,540 1,638
6.50%, 11/15/2026 1,000 1,052
6.63%, 02/15/2027 450 478
$ 825,246
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,365,576
Total Investments $ 1,986,071
Other Assets and Liabilities -  (1.02)% (19,990)
TOTAL NET ASSETS - 100.00% $ 1,966,081
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,259 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,987 or 0.41% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,429 or 0.12% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .74%
Mortgage Securities 27 .67%
Financial 8 .68%
Consumer, Non-cyclical 4 .36%
Money Market Funds 2 .36%
Utilities 2 .26%
Communications 2 .17%
Technology 1 .93%
Industrial 1 .89%
Energy 1 .76%
Consumer, Cyclical 1 .46%
Basic Materials 0 .57%
Revenue Bonds 0 .08%
General Obligation Unlimited 0 .07%
Insured 0 .02%
Other Assets and Liabilities
( 1 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 55,110 $ 389,312 $ 401,169 $ 43,253
$ 55,110 $ 389,312 $ 401,169 $ 43,253
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 943 $ — $ — $ —
$ 943 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.30% Shares Held Value (000's)
Closed-End Funds - 0.09%
Sprott Physical Uranium Trust
(a)
137,400 $ 2,784
Exchange-Traded Funds - 3.47%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
1,033,670 13,707
iShares Global Infrastructure ETF 604,841 27,605
Schwab US TIPS ETF 267,777 13,868
SPDR S&P Global Natural Resources ETF 257,097 13,744
Vanguard Real Estate ETF 528,633 45,225
$ 114,149
Money Market Funds - 2.74%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b),(c)
4,033,023 4,033
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.24%
(a),(b)
9,383,203 9,383
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
76,738,749 76,739
$ 90,155
TOTAL INVESTMENT COMPANIES $ 207,088
COMMON STOCKS - 63.06% Shares Held Value (000's)
Agriculture - 0.48%
Bunge Global SA 71,627 $ 6,759
Darling Ingredients Inc
(e)
213,610 9,038
$ 15,797
Automobile Parts & Equipment - 0.07%
Aptiv PLC
(e)
28,861 2,294
Beverages - 0.01%
Vitasoy International Holdings Ltd 492,000 448
Building Materials - 1.08%
American Woodmark Corp
(e)
5,696 571
Boise Cascade Co 4,875 662
Builders FirstSource Inc
(e)
6,609 1,290
Carrier Global Corp 36,736 2,042
CRH PLC 125,588 10,588
Dexco SA 167,020 274
Interfor Corp
(e)
80,201 1,199
Kingspan Group PLC 25,340 2,291
Lennox International Inc 3,939 1,856
Louisiana-Pacific Corp 22,994 1,701
Nibe Industrier AB 176,841 987
Stella-Jones Inc 5,453 307
Svenska Cellulosa AB SCA 226,139 3,202
Trex Co Inc
(e)
18,505 1,698
UFP Industries Inc 13,704 1,571
Vulcan Materials Co 6,432 1,710
West Fraser Timber Co Ltd 44,050 3,545
$ 35,494
Chemicals - 0.98%
Albemarle Corp 22,086 3,044
CF Industries Holdings Inc 193,442 15,615
Croda International PLC 27,644 1,667
DSM-Firmenich AG 25,561 2,739
Ingevity Corp
(e)
9,071 414
Lenzing AG
(e)
4,085 128
Mosaic Co/The 103,600 3,228
Novozymes A/S 41,318 2,331
Nutrien Ltd 60,208 3,145
$ 32,311
Coal - 0.34%
Teck Resources Ltd 287,279 11,037
Commercial Services - 1.76%
Ashtead Group PLC 33,991 2,445
Atlas Arteria Ltd 5,673,999 19,938
Brambles Ltd 259,644 2,550
CCR SA 3,826,879 10,577
Cengage Learning Holdings II Inc
(e)
2,772 30
Transurban Group 2,547,391 22,448
$ 57,988
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 0.00%
IQOR US Inc
(e)
14,193 $ 13
Consumer Products - 0.06%
Kimberly-Clark Corp 13,411 1,625
Ontex Group NV
(e)
39,385 316
$ 1,941
Cosmetics & Personal Care - 0.12%
Essity AB 71,355 1,664
Procter & Gamble Co/The 5,157 819
Unicharm Corp 44,600 1,479
$ 3,962
Electric - 12.18%
Ameren Corp 116,570 8,299
American Electric Power Co Inc 249,281 21,236
Boralex Inc 118,781 2,611
Brookfield Renewable Corp
(f)
156,583 3,715
CLP Holdings Ltd 1,328,500 11,056
CMS Energy Corp 200,574 11,507
Constellation Energy Corp 44,621 7,516
CPFL Energia SA 721,559 5,137
Dominion Energy Inc 208,675 9,981
E.ON SE 463,292 5,916
EDP - Energias de Portugal SA 4,324,029 17,220
EDP Renovaveis SA 155,270 2,118
Enel SpA 3,714,587 23,636
Entergy Corp 195,649 19,872
Eversource Energy 419,261 24,610
Exelon Corp 498,119 17,853
HK Electric Investments & HK Electric Investments
Ltd
3,266,500 2,001
Iberdrola SA 655,619 7,530
National Grid PLC 3,186,430 41,695
NextEra Energy Inc 676,720 37,349
OGE Energy Corp 404,255 13,304
Ormat Technologies Inc 33,252 2,166
Orsted AS
(g)
156,264 8,751
PPL Corp 414,866 10,940
Public Service Enterprise Group Inc 136,427 8,513
Redeia Corp SA 684,300 10,887
Sempra 223,878 15,806
Southern Co/The 230,222 15,482
SSE PLC 402,020 8,263
Terna - Rete Elettrica Nazionale 1,675,554 13,126
Xcel Energy Inc 230,909 12,167
$ 400,263
Electrical Components & Equipment - 0.38%
Delta Electronics Inc 295,000 2,749
Generac Holdings Inc
(e)
14,140 1,591
Legrand SA 20,112 2,037
Littelfuse Inc 9,571 2,280
Prysmian SpA 40,711 2,032
Signify NV
(g)
68,528 1,841
$ 12,530
Electronics - 0.31%
Azbil Corp 48,500 1,425
Badger Meter Inc 9,802 1,556
Halma PLC 90,881 2,647
Hubbell Inc 5,720 2,177
Trimble Inc
(e)
38,952 2,383
$ 10,188
Energy - Alternate Sources - 0.45%
NextEra Energy Partners LP 373,960 10,273
SolarEdge Technologies Inc
(e)
12,910 867
Vestas Wind Systems A/S
(e)
83,889 2,338
Xinyi Solar Holdings Ltd 2,254,000 1,365
$ 14,843

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 4.12%
Aena SME SA
(g)
190,944 $ 36,277
Aeroports de Paris SA 69,370 9,444
Athens International Airport SA
(e)
594,820 5,593
Auckland International Airport Ltd 1,254,991 6,193
Cellnex Telecom SA - Rights
(e),(g)
481,279 17,401
China Tower Corp Ltd
(g)
56,476,000 6,845
Enav SpA
(g)
5,607,356 19,668
Ferrovial SE 271,248 10,185
Fluor Corp
(e)
118,402 4,357
Grupo Aeroportuario del Centro Norte SAB de CV 910,299 7,890
Sacyr SA 1,800,645 5,918
Vinci SA 43,216 5,538
$ 135,309
Entertainment - 0.02%
Cineworld Group PLC - Warrants
(e)
29,862 —
Crown Finance US Inc - 1145 Shares
(e)
287 4
Crown Finance US Inc - 4A2 Shares
(e),(h)
42,882 665
$ 669
Environmental Control - 0.15%
Befesa SA
(g)
40,168 1,283
Pentair PLC 39,476 3,071
TOMRA Systems ASA 52,370 697
$ 5,051
Forest Products & Paper - 0.74%
Acadian Timber Corp
(f)
64,324 799
Billerud Aktiebolag 72,892 621
Canfor Corp
(e)
95,163 1,159
Empresas CMPC SA 332,254 590
Holmen AB 45,112 1,811
International Paper Co 51,539 1,822
Mercer International Inc 15,587 143
Mondi PLC 94,072 1,673
Nine Dragons Paper Holdings Ltd
(e)
902,000 417
Oji Holdings Corp 370,900 1,453
Sappi Ltd
(f)
297,055 714
Smurfit Kappa Group PLC 53,689 2,295
Smurfit Kappa Group PLC 104,023 4,454
Suzano SA 308,400 3,506
Sylvamo Corp 12,062 729
UPM-Kymmene Oyj 54,989 1,841
Western Forest Products Inc 368,453 168
$ 24,195
Gas - 1.32%
China Gas Holdings Ltd 4,103,200 3,755
China Resources Gas Group Ltd 2,230,380 6,731
Enagas SA 322,545 4,658
NiSource Inc 165,044 4,301
Snam SpA 5,133,811 23,983
$ 43,428
Healthcare - Products - 0.23%
Carestream Health Inc
(e),(i)
17,410 2
QIAGEN NV
(e)
26,434 1,131
Repligen Corp
(e)
9,991 1,938
Revvity Inc 16,414 1,799
Tecan Group AG 6,943 2,712
$ 7,582
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),(i)
20,580 3
Millennium Health LLC
(e),(h),(i)
19,318 —
$ 3
Home Builders - 0.20%
DR Horton Inc 2,773 414
KB Home 10,324 686
Lennar Corp - A Shares 4,562 723
Meritage Homes Corp 2,942 464
NVR Inc
(e)
162 1,235
PulteGroup Inc 6,205 673
Sumitomo Forestry Co Ltd 54,200 1,547
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Toll Brothers Inc 7,359 $ 844
$ 6,586
Insurance - 0.18%
Hannover Rueck SE 13,508 3,468
Lancashire Holdings Ltd 294,467 2,421
$ 5,889
Internet - 0.00%
Catalina Marketing Corp
(e),(i)
4,112 1
Iron & Steel - 0.00%
Novolipetsk Steel PJSC
(e)
1,124,750 —
Severstal PAO
(e)
149,085 —
$ —
Leisure Products & Services - 0.05%
Shimano Inc 12,300 1,704
Lodging - 0.08%
Travel + Leisure Co 58,600 2,619
Machinery - Construction & Mining - 0.05%
Vertiv Holdings Co 22,649 1,532
Machinery - Diversified - 0.24%
ANDRITZ AG 12,561 790
Husqvarna AB 39,703 307
Kadant Inc 2,388 805
Spirax-Sarco Engineering PLC 18,646 2,433
Valmet Oyj 21,578 566
Watts Water Technologies Inc 8,325 1,698
Zurn Elkay Water Solutions Corp 45,758 1,453
$ 8,052
Metal Fabrication & Hardware - 0.12%
Advanced Drainage Systems Inc 14,526 2,371
Valmont Industries Inc 7,263 1,539
$ 3,910
Mining - 2.16%
Alcoa Corp 237,833 6,471
Antofagasta PLC 181,584 4,172
Cameco Corp 258,934 10,495
Capstone Copper Corp
(e)
1,341,463 7,038
Energy Fuels Inc/Canada
(e),(f)
243,324 1,540
First Quantum Minerals Ltd 166,939 1,581
Freeport-McMoRan Inc 383,473 14,499
Ivanhoe Mines Ltd
(e)
444,343 4,724
Newmont Corp 325,380 10,168
NexGen Energy Ltd
(e)
680,395 4,798
Norsk Hydro ASA 282,350 1,449
Polyus PJSC
(e)
12,459 —
South32 Ltd 2,141,051 4,102
$ 71,037
Miscellaneous Manufacturers - 0.06%
Carlisle Cos Inc 5,769 2,019
Oil & Gas - 5.61%
Antero Resources Corp
(e)
511,004 13,133
California Resources Corp - Warrants
(e)
439 7
Chesapeake Energy Corp 77,413 6,408
Chevron Corp 52,289 7,948
ConocoPhillips 132,962 14,964
Diamondback Energy Inc 66,374 12,115
Empresas Copec SA 90,379 580
EQT Corp 293,015 10,886
Equinor ASA ADR 169,252 4,167
Marathon Oil Corp 357,236 8,663
Marathon Petroleum Corp 72,151 12,210
Occidental Petroleum Corp 266,754 16,168
Permian Resources Corp 253,250 3,941
Phillips 66 109,057 15,542
Quarternorth Energy Holding Inc 75,260 12,794
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 451
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 57
Shell PLC 438,864 13,574
Transocean Ltd
(e)
1,879,217 8,813

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Valero Energy Corp 42,277 $ 5,980
Vantage Drilling International
(e)
4,456 127
Weatherford International PLC
(e)
154,206 15,823
$ 184,351
Oil & Gas Services - 0.52%
NOV Inc 159,493 2,696
Schlumberger NV 299,593 14,479
$ 17,175
Packaging & Containers - 0.44%
Clearwater Paper Corp
(e)
5,156 203
DS Smith PLC 307,523 1,253
Graphic Packaging Holding Co 81,107 2,105
Huhtamaki Oyj 16,567 650
Klabin SA 231,700 1,052
Packaging Corp of America 12,278 2,225
SIG Group AG
(e)
33,716 668
Sonoco Products Co 22,425 1,271
Stora Enso Oyj 206,088 2,606
Westrock Co 53,195 2,409
$ 14,442
Pharmaceuticals - 0.16%
Bayer AG 176,422 5,330
Pipelines - 4.16%
Cheniere Energy Inc 81,369 12,628
Enbridge Inc 1,102,828 37,908
Gibson Energy Inc 1,115,257 18,449
Kinder Morgan Inc 967,033 16,817
Koninklijke Vopak NV 270,054 10,044
ONEOK Inc 131,596 9,885
Pembina Pipeline Corp 416,176 14,483
TC Energy Corp
(f)
413,612 16,360
$ 136,574
Private Equity - 0.26%
CapitaLand Investment Ltd/Singapore 4,069,100 8,418
Real Estate - 1.83%
Mitsui Fudosan Co Ltd 1,116,900 30,320
Qualitas Ltd
(f)
1,641,569 2,906
Sumitomo Realty & Development Co Ltd 264,100 7,834
Sun Hung Kai Properties Ltd 270,300 2,720
Vonovia SE 587,800 16,405
$ 60,185
REITs - 18.37%
Agree Realty Corp 209,361 11,504
Alexandria Real Estate Equities Inc 103,488 12,908
American Healthcare REIT Inc
(e)
560,135 7,657
American Homes 4 Rent 333,880 12,357
American Tower Corp 120,749 24,012
Americold Realty Trust Inc 218,400 5,525
Apartment Income REIT Corp 135,100 4,096
AvalonBay Communities Inc 117,766 20,848
Boardwalk Real Estate Investment Trust 71,100 3,983
Camden Property Trust 84,649 7,998
Canadian Apartment Properties REIT 141,700 4,971
CapitaLand Ascendas REIT 2,288,200 4,663
CapitaLand Integrated Commercial Trust 2,635,706 3,845
Centuria Industrial REIT 1,546,126 3,382
Cousins Properties Inc 244,653 5,581
Crown Castle Inc 260,401 28,628
Dexus 596,089 2,855
Digital Realty Trust Inc 77,800 11,422
Equinix Inc 38,952 34,621
Equity LifeStyle Properties Inc 100,900 6,793
Essex Property Trust Inc 48,213 11,156
Extra Space Storage Inc 151,573 21,367
First Industrial Realty Trust Inc 61,937 3,283
Gaming and Leisure Properties Inc 185,200 8,423
Goodman Group 772,634 15,041
Healthcare Realty Trust Inc 187,300 2,581
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Host Hotels & Resorts Inc 544,552 $ 11,294
Inmobiliaria Colonial Socimi SA 177,740 968
InterRent Real Estate Investment Trust 138,560 1,386
InvenTrust Properties Corp 197,100 4,977
Invitation Homes Inc 553,850 18,870
Japan Hotel REIT Investment Corp 9,223 4,471
Japan Metropolitan Fund Invest 8,792 5,182
Kilroy Realty Corp 176,896 6,703
Klepierre SA 563,624 14,318
Link REIT 2,250,914 11,161
Mapletree Industrial Trust 4,495,300 7,655
Merlin Properties Socimi SA 728,600 6,910
Minto Apartment Real Estate Investment Trust
(g)
144,442 1,782
Nippon Accommodations Fund Inc 1,300 4,928
Nippon Prologis REIT Inc 2,767 4,629
Park Hotels & Resorts Inc 209,383 3,476
PotlatchDeltic Corp 85,975 3,887
Prologis Inc 272,364 36,298
Prologis Property Mexico SA de CV 934,189 4,155
Rayonier Inc 224,349 7,725
Regency Centers Corp 135,077 8,368
Rexford Industrial Realty Inc 292,215 14,868
Sabra Health Care REIT Inc 406,100 5,637
Safestore Holdings PLC 666,651 6,463
Segro PLC 739,771 7,912
Simon Property Group Inc 53,600 7,940
Stockland 1,822,600 5,325
Sun Communities Inc 83,503 11,169
UNITE Group PLC/The 935,042 11,354
United Urban Investment Corp 4,454 4,208
Ventas Inc 392,991 16,620
VICI Properties Inc 762,511 22,822
Warehouses De Pauw CVA 213,000 5,705
Welltower Inc 323,744 29,836
Weyerhaeuser Co 149,815 5,151
$ 603,653
Retail - 0.06%
Belk Inc
(e),(i)
139 1
Gymboree Corp/The
(e),(i)
17,842 —
Gymboree Holding Corp
(e),(i)
48,577 —
Home Depot Inc/The 2,948 1,122
Lowe's Cos Inc 4,085 983
$ 2,106
Semiconductors - 0.07%
Bright Bidco - 1145 Shares
(e)
11,047 3
Bright Bidco - 4A2 Shares
(e)
15,092 5
Monolithic Power Systems Inc 3,182 2,291
$ 2,299
Software - 0.31%
Altair Engineering Inc
(e)
22,889 1,947
Avaya Holdings Corp
(e),(h)
12,893 78
Avaya Holdings Corp
(e)
61,266 372
Cadence Design Systems Inc
(e)
8,382 2,551
Nemetschek SE 20,112 1,927
PTC Inc
(e)
16,938 3,100
Skillsoft Corp
(e)
4,667 57
$ 10,032
Telecommunications - 0.22%
NEXTDC Ltd
(e)
617,973 7,115
Windstream
(e)
9,809 93
Windstream - Warrants
(e)
17,064 162
$ 7,370
Transportation - 0.96%
American Commercial Lines Inc
(e),(i)
573 24
American Commercial Lines Inc - Warrants
(e),(i)
603 25
Union Pacific Corp 70,096 17,783
West Japan Railway Co 331,639 13,790
$ 31,622

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 2.15%
American Water Works Co Inc 17,041 $ 2,020
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
126,415 1,997
Essential Utilities Inc 267,691 9,310
Pennon Group PLC 1,420,138 11,854
Severn Trent PLC 874,787 27,606
United Utilities Group PLC 1,148,723 14,869
Veolia Environnement SA 93,746 2,906
$ 70,562
TOTAL COMMON STOCKS $ 2,072,814
PREFERRED STOCKS - 0.31% Shares Held Value (000's)
Electric - 0.30%
Centrais Eletricas Brasileiras SA 1.49% 1,016,916 $ 9,803
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
6,729 2
American Commercial Lines Inc Preferred B
2.50%
(i)
2,428 145
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
5,118 2
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(i)
1,706 102
$ 251
TOTAL PREFERRED STOCKS $ 10,054
BONDS - 0.51%
Principal
Amount (000's) Value (000's)
Banks - 0.03%
Banco de Sabadell SA
4.00%, 01/15/2030
(j)
EUR 200 $ 216
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
Banque Federative du Credit Mutuel SA
3.75%, 02/03/2034 100 108
4.75%, 11/10/2031 200 226
BPCE SA
3.88%, 01/25/2036 100 108
Goldman Sachs Group Inc /The
0.88%, 05/09/2029 100 93
HSBC Holdings PLC
4.86%, 05/23/2033
(j)
100 113
3 Month Euro Interbank Offered Rate +
1.94%
JPMorgan Chase & Co
4.46%, 11/13/2031
(j)
180 202
3 Month Euro Interbank Offered Rate +
1.28%
Wells Fargo & Co
0.63%, 03/25/2030 101 91
$ 1,157
Beverages - 0.00%
JDE Peet's NV
4.50%, 01/23/2034 100 110
Chemicals - 0.01%
Linde PLC
3.20%, 02/14/2031 200 215
Commercial Mortgage Backed Securities - 0.01%
BX Commercial Mortgage Trust 2024-XL4
8.46%, 02/15/2039
(g)
$ 250 250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
HONO 2021-LULU Mortgage Trust
6.58%, 10/15/2036
(g)
100 96
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
$ 346
Commercial Services - 0.00%
Motability Operations Group PLC
3.88%, 01/24/2034 EUR 100 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.02%
Coentreprise de Transport d'Electricite SA
3.75%, 01/17/2036 EUR 100 $ 107
Duke Energy Corp
3.85%, 06/15/2034 100 105
EDP Servicios Financieros Espana SA
3.50%, 07/16/2030 200 215
Electricite de France SA
4.25%, 01/25/2032 100 111
Elia Transmission Belgium SA
3.75%, 01/16/2036 100 108
EnBW International Finance BV
3.85%, 05/23/2030 20 22
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 91 87
Terna - Rete Elettrica Nazionale
3.50%, 01/17/2031 EUR 100 107
$ 862
Food - 0.01%
Nestle Finance International Ltd
3.25%, 01/23/2037 90 95
REWE International Finance BV
4.88%, 09/13/2030 100 113
$ 208
Gas - 0.01%
National Grid North America Inc
4.67%, 09/12/2033 200 227
Healthcare - Products - 0.01%
Sartorius Finance BV
4.88%, 09/14/2035 200 228
Healthcare - Services - 0.01%
Team Health Holdings Inc
13.50%, PIK 0.00%; 06/30/2028
(g),(k),(l)
$ 250 261
Mortgage Backed Securities - 0.12%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(k)
695 673
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(k)
633 618
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(k)
866 686
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(k)
376 352
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(k)
205 202
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(k)
326 324
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(k)
948 940
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(k)
254 256
$ 4,051
Oil & Gas - 0.01%
BP Capital Markets PLC
2.82%, 04/07/2032 EUR 100 102
Eni SpA
3.88%, 01/15/2034 101 108
$ 210
Other Asset Backed Securities - 0.11%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
$ 1,051 976
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
1,060 976
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 631
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 1,026
$ 3,609

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.01%
McDonald's Corp
3.88%, 02/20/2031 EUR 200 $ 219
Sovereign - 0.15%
European Union
2.50%, 10/04/2052 505 462
3.00%, 03/04/2053 960 969
French Republic Government Bond OAT
3.00%, 05/25/2054
(g)
707 716
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(g)
700 740
Mexican Bonos
8.50%, 03/01/2029 MXN 6,000 341
8.50%, 05/31/2029 12,000 686
United Kingdom Gilt
3.75%, 10/22/2053 GBP 945 1,038
$ 4,952
Telecommunications - 0.00%
Telefonica Emisiones SA
4.06%, 01/24/2036 EUR 100 108
TOTAL BONDS $ 16,871
SENIOR FLOATING RATE INTERESTS
- 2.57%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Clear Channel Outdoor Holdings Inc
9.07%, 08/07/2026
(m)
$ 1,261 $ 1,253
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC
8.81%, 01/31/2031
(m)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Red Ventures LLC
8.33%, 03/03/2030
(m)
181 180
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,668
Aerospace & Defense - 0.03%
TransDigm Inc
8.60%, 08/24/2028
(m)
683 684
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.60%, 02/14/2031
(m)
350 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,035
Agriculture - 0.00%
Sycamore Buyer LLC
7.68%, 07/23/2029
(m)
31 30
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Airlines - 0.04%
AAdvantage Loyalty IP Ltd
10.33%, 04/20/2028
(m)
383 396
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Mileage Plus Holdings LLC
10.77%, 06/21/2027
(m)
99 102
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SkyMiles IP Ltd
9.07%, 10/20/2027
(m)
242 248
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc
8.08%, 02/15/2031
(m)
305 305
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
WestJet Airlines Ltd
8.44%, 12/11/2026
(m)
$ 31 $ 31
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
WestJet Loyalty LP
9.07%, 01/31/2031
(m)
350 347
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,429
Apparel - 0.00%
ABG Intermediate Holdings 2 LLC
8.93%, 12/21/2028
(m)
37 37
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Birkenstock US BidCo Inc
8.83%, 04/28/2028
(m)
46 46
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 83
Automobile Parts & Equipment - 0.03%
Clarios Global LP
8.33%, 05/06/2030
(m)
514 513
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Dexko Global Inc
9.36%, 10/04/2028
(m)
215 214
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Phinia Inc
9.43%, 07/03/2028
(m)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 802
Beverages - 0.04%
Arterra Wines Canada Inc
9.11%, 11/25/2027
(m)
57 51
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
9.08%, 04/05/2028
(m)
190 143
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC
8.70%, 01/24/2029
(m)
15 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.45%, 01/24/2030
(m)
82 66
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Midco BV
9.06%, 07/12/2029
(m)
289 289
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Triton Water Holdings Inc
0.00%, 03/31/2028
(m),(n)
65 64
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.86%, 03/31/2028
(m)
548 538
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,165
Biotechnology - 0.01%
Emergent BioSolutions Inc
11.43%, 05/15/2025
(m)
191 165
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.03%
ACProducts Holdings Inc
9.86%, 05/17/2028
(m)
$ 283 $ 253
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.68%, 10/22/2028
(m)
460 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.08%, 11/03/2028
(m)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cornerstone Building Brands Inc
8.67%, 04/12/2028
(m)
76 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 931
Chemicals - 0.11%
Ascend Performance Materials Operations LLC
10.32%, 08/27/2026
(m)
366 355
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
ASP Unifrax Holdings Inc
9.25%, 12/12/2025
(m)
216 209
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Axalta Coating Systems US Holdings Inc
7.85%, 12/20/2029
(m)
174 174
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Derby Buyer LLC
9.58%, 10/11/2030
(m)
150 150
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Discovery Purchaser Corp
9.70%, 08/04/2029
(m)
432 429
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.91%, 06/09/2028
(m)
392 390
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Herens US Holdco Corp
9.37%, 07/03/2028
(m)
107 100
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
8.93%, 02/18/2030
(m)
299 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.07%, 01/31/2031
(m)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
INEOS US Petrochem LLC
9.68%, 03/09/2029
(m)
205 202
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kraton Corp
8.90%, 03/15/2029
(m)
162 158
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
NIC Acquisition Corp
9.36%, 12/29/2027
(m)
225 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Nouryon USA LLC
9.42%, 04/03/2028
(m)
772 771
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Vibrantz Technologies Inc
9.72%, 04/21/2029
(m)
$ 112 $ 109
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
WR Grace Holdings LLC
9.36%, 09/22/2028
(m)
31 30
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 3,737
Commercial Services - 0.17%
Allied Universal Holdco LLC
9.18%, 05/12/2028
(m)
434 432
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
8.46%, 11/16/2028
(m)
353 352
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
7.20%, 08/06/2027
(m)
289 286
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.43%, 03/16/2029
(m)
78 78
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(l),(m)
105 107
Belron Finance US LLC
7.66%, 04/18/2029
(m)
104 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
7.83%, 10/30/2026
(m)
106 106
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
CHG Healthcare Services Inc
8.70%, 09/29/2028
(m)
69 69
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC
8.83%, 11/27/2028
(m)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
8.45%, 12/17/2028
(m)
236 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Evertec Group LLC
8.83%, 10/12/2030
(m)
95 94
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
0.00%, 10/30/2026
(m),(n)
103 103
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.62%, 02/01/2029
(m)
425 424
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
8.33%, 01/31/2031
(m)
734 736
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Hertz Corp/The
8.70%, 06/30/2028
(m)
658 631
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.70%, 06/30/2028
(m)
128 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Omnia Partners
9.07%, 07/25/2030
(m)
$ 300 $ 301
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Prime Security Services Borrower LLC
7.83%, 10/13/2030
(m)
315 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Rosen Group
0.00%, 02/24/2031
(m),(n)
190 190
Sabert Corp
9.18%, 12/10/2026
(m)
170 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Verscend Holding Corp
9.45%, 08/27/2025
(m)
21 21
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
9.58%, 08/02/2030
(m)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Wand NewCo 3 Inc
9.09%, 01/30/2031
(m)
410 411
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
WEX Inc
7.33%, 03/31/2028
(m)
84 84
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WW International Inc
0.00%, 04/13/2028
(m),(n)
40 21
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,640
Computers - 0.06%
Amentum Government Services Holdings LLC
9.32%, 02/15/2029
(m)
206 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
iQor US Inc
12.94%, 11/20/2024
(m)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
12.94%, 11/20/2025
(m)
413 337
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Magenta Buyer LLC
10.57%, 07/27/2028
(m)
84 50
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McAfee Corp
9.18%, 03/01/2029
(m)
280 278
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Atleos Corp
10.16%, 04/16/2029
(m)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Perforce Software Inc
9.18%, 07/01/2026
(m)
208 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Tempo Acquisition LLC
8.08%, 08/31/2028
(m)
435 435
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Vision Solutions Inc
9.59%, 04/23/2028
(m)
$ 155 $ 154
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,914
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
9.36%, 12/22/2026
(m)
25 25
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.54%, 12/22/2026
(m)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 263
Distribution & Wholesale - 0.03%
Core & Main LP
7.97%, 07/27/2028
(m)
281 280
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Fastlane Parent Co Inc
9.83%, 09/04/2028
(m)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Windsor Holdings III LLC
9.82%, 08/01/2030
(m)
424 425
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 894
Diversified Financial Services - 0.02%
Avolon TLB Borrower 1 US LLC
6.92%, 02/12/2027
(m)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
7.32%, 06/22/2028
(m)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(m)
816 23
Prime Rate + 6.00%
Fly Funding II Sarl
7.33%, 08/09/2025
(m)
439 422
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 746
Electric - 0.06%
Generation Bridge Northeast LLC
9.58%, 08/07/2029
(m)
147 147
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
PG&E Corp
7.83%, 06/23/2027
(m)
200 200
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Talen Energy Supply LLC
9.83%, 05/17/2030
(m)
832 834
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.83%, 05/17/2030
(m)
678 680
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,861
Electronics - 0.01%
Coherent Corp
8.22%, 07/01/2029
(m)
83 83
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Ingram Micro Inc
8.61%, 06/30/2028
(m)
$ 158 $ 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 241
Engineering & Construction - 0.03%
Apple Bidco LLC
8.20%, 07/14/2028
(m)
146 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.83%, 09/22/2028
(m)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.18%, 06/07/2028
(m)
363 361
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.34%, 06/08/2029
(m)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Centuri Group Inc
7.95%, 08/18/2028
(m)
202 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,006
Entertainment - 0.19%
AMC Entertainment Holdings Inc
8.43%, 03/20/2026
(m)
291 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bally's Corp
8.83%, 08/06/2028
(m)
159 151
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Caesars Entertainment Inc
8.04%, 01/24/2031
(m)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.66%, 02/06/2030
(m)
704 704
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Churchill Downs Inc
7.43%, 03/17/2028
(m)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
9.09%, 05/24/2030
(m)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
6.94%, PIK 7.00%, 07/31/2028
(l),(m)
968 979
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Delta 2 Lux Sarl
7.60%, 01/15/2030
(m)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Entain Holdings Gibraltar Ltd
8.95%, 10/18/2029
(m)
557 558
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Everi Holdings Inc
7.95%, 06/30/2028
(m)
308 308
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Flutter Financing BV
7.70%, 11/15/2030
(m)
$ 500 $ 497
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
8.86%, 09/16/2028
(m)
103 103
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc
8.07%, 04/14/2029
(m)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Lions Gate Capital Holdings LLC
7.68%, 03/24/2025
(m)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.86%, 11/12/2029
(m)
749 746
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nascar Holdings LLC
7.95%, 10/19/2026
(m)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.95%, 05/29/2026
(m)
239 238
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP
8.58%, 02/04/2029
(m)
373 372
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
7.83%, 08/25/2028
(m)
388 388
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
William Morris Endeavor Entertainment LLC
8.20%, 05/16/2025
(m)
212 212
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 6,359
Environmental Control - 0.03%
Covanta Holding Corp
7.83%, 11/30/2028
(m)
195 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.83%, 11/30/2028
(m)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.82%, 05/31/2027
(m)
152 152
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Win Waste Innovations Holdings Inc
8.20%, 03/24/2028
(m)
709 647
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,008
Food - 0.04%
8th Avenue Food & Provisions Inc
9.20%, 10/01/2025
(m)
231 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.20%, 10/01/2025
(m)
65 64
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
CHG PPC Parent LLC
8.45%, 12/08/2028
(m)
$ 231 $ 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Heritage Grocers Group LLC
12.20%, 08/01/2029
(m)
124 124
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Shearer's Foods LLC
9.32%, 01/31/2031
(m)
188 187
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
US Foods Inc
7.45%, 09/14/2026
(m)
221 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.95%, 11/22/2028
(m)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,181
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.93%, 09/30/2027
(m)
210 211
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Healthcare - Products - 0.11%
Bausch + Lomb Corp
8.67%, 05/10/2027
(m)
661 654
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
12.95%, 09/30/2027
(m)
144 119
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Curia Global Inc
9.16%, 08/28/2026
(m)
473 445
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Medline Borrower LP
8.45%, 10/23/2028
(m)
1,641 1,641
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
9.20%, 07/02/2025
(m)
274 273
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Vyaire Medical Inc
10.34%, 04/16/2025
(m)
885 546
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 3,678
Healthcare - Services - 0.13%
ADMI Corp
11.08%, 12/23/2027
(m)
200 199
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
DaVita Inc
7.20%, 08/12/2026
(m)
131 131
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Global Medical Response Inc
9.82%, 03/14/2025
(m)
195 171
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.84%, 10/02/2025
(m)
504 442
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
ICON Luxembourg Sarl
7.86%, 07/03/2028
(m)
$ 342 $ 342
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
National Mentor Holdings Inc
9.19%, 03/02/2028
(m)
274 255
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.21%, 03/02/2028
(m)
9 8
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
10.32%, 02/25/2028
(m)
60 59
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Phoenix Guarantor Inc
8.57%, 02/14/2031
(m)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.70%, 11/15/2028
(m)
1,127 1,126
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.39%, 03/06/2027
(m)
415 414
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Star Parent Inc
9.35%, 09/27/2030
(m)
444 438
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Surgery Center Holdings Inc
8.82%, 12/19/2030
(m)
467 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Team Health Holdings Inc
10.57%, 03/02/2027
(m)
15 13
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
10.75%, 12/10/2027
(m)
36 36
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 4,201
Home Furnishings - 0.03%
AI Aqua Merger Sub Inc
9.08%, 07/30/2028
(m)
467 466
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.07%, 07/31/2028
(m)
112 112
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MillerKnoll Inc
7.45%, 07/19/2028
(m)
357 356
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.70%, 10/30/2027
(m)
195 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,110
Insurance - 0.18%
Acrisure LLC
9.15%, 02/15/2027
(m)
526 524
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alliant Holdings Intermediate LLC
8.82%, 11/06/2030
(m)
$ 566 $ 566
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AmWINS Group Inc
8.20%, 02/21/2028
(m)
60 59
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.82%, 02/08/2031
(m)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.70%, 12/23/2026
(m)
1,095 1,088
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.70%, 07/31/2027
(m)
125 123
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.68%, 08/19/2028
(m)
82 81
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.70%, 01/20/2029
(m)
165 155
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.45%, 01/27/2027
(m)
401 401
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.70%, 01/27/2027
(m)
244 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 01/26/2029
(m)
375 374
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
HUB International Ltd
8.57%, 06/20/2030
(m)
933 931
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sedgwick Claims Management Services Inc
9.08%, 02/24/2028
(m)
394 395
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
USI Inc /NY
8.35%, 11/22/2029
(m)
493 492
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.60%, 09/14/2030
(m)
354 354
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 5,861
Internet - 0.05%
Abe Investment Holdings Inc
9.95%, 02/19/2026
(m)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Catalina Marketing Corp
0.00%, PIK 14.80%, 04/23/2027
(l),(m)
131 65
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
CNT Holdings I Corp
8.82%, 11/08/2027
(m)
622 621
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.43%, 09/12/2029
(m)
438 437
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
8.13%, 03/03/2030
(m)
$ 595 $ 596
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 1,764
Investment Companies - 0.00%
Aragorn Parent Corp
9.57%, 12/15/2028
(m)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.10%
Alterra Mountain Co
9.18%, 05/31/2030
(m)
584 584
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Amer Sports Co
8.58%, 02/07/2031
(m)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carnival Corp
8.32%, 08/08/2027
(m)
237 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.70%, 10/18/2028
(m)
112 112
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ClubCorp Holdings Inc
10.61%, 09/18/2026
(m)
589 587
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Equinox Holdings Inc
8.61%, 03/15/2024
(m)
336 331
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.20%, 05/28/2028
(m)
476 475
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Life Time Inc
9.83%, 01/15/2026
(m)
153 153
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SRAM LLC
8.20%, 05/18/2028
(m)
206 206
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.93%, 03/16/2030
(m)
372 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,107
Lodging - 0.01%
Fertitta Entertainment LLC/NV
9.33%, 01/13/2029
(m)
452 452
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.07%
Ali Group North America Corp
7.47%, 07/30/2029
(m)
374 373
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
8.67%, 03/15/2030
(m)
443 443
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Oregon Tool Holdings Inc
9.61%, 10/13/2028
(m)
60 54
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Titan Acquisition Ltd/Canada
0.00%, 02/01/2029
(m),(n)
$ 123 $ 122
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
TK Elevator US Newco Inc
9.08%, 07/30/2027
(m)
803 803
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC
9.34%, 11/18/2028
(m)
655 628
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,423
Media - 0.14%
Altice Financing SA
10.31%, 10/31/2027
(m)
139 138
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
10.33%, 07/14/2026
(m)
431 431
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Century DE Buyer LLC
9.32%, 09/27/2030
(m)
265 266
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
CSC Holdings LLC
9.82%, 01/18/2028
(m)
70 68
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC
10.65%, 08/02/2027
(m)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Fleet Midco US
0.00%, 01/23/2031
(m),(n)
110 110
Gray Television Inc
7.94%, 01/02/2026
(m)
137 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.45%, 05/01/2026
(m)
443 389
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
LCPR Loan Financing LLC
9.18%, 10/13/2028
(m)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McGraw-Hill Education Inc
10.21%, 07/28/2028
(m)
362 360
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
NEP Group Inc
0.00%, 10/20/2025
(m),(n)
374 357
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.95%, 09/18/2026
(m)
173 172
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.70%, 09/25/2026
(m)
102 83
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sunrise Financing Partnership
8.43%, 01/31/2029
(m)
303 302
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC
7.93%, 01/31/2028
(m)
$ 61 $ 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.79%, 03/31/2031
(m)
750 744
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ziggo Financing Partnership
7.93%, 04/28/2028
(m)
736 724
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 4,708
Mining - 0.01%
Arsenal AIC Parent LLC
9.07%, 08/18/2030
(m)
360 360
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Miscellaneous Manufacturers - 0.01%
Gates Global LLC
8.07%, 03/31/2027
(m)
368 367
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.01%
Gulf Finance LLC
12.19%, 08/25/2026
(m)
405 404
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Packaging & Containers - 0.06%
Berry Global Inc
7.18%, 07/01/2026
(m)
70 70
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Clydesdale Acquisition Holdings Inc
9.11%, 04/13/2029
(m)
459 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Kloeckner Pentaplast of America Inc
10.48%, 02/12/2026
(m)
191 183
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.43%, 10/27/2028
(m)
354 342
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
8.70%, 02/05/2026
(m)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.70%, 09/22/2028
(m)
511 511
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Plaze Inc
9.20%, 08/03/2026
(m)
107 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC
9.81%, 09/15/2028
(m)
255 255
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,943
Pharmaceuticals - 0.04%
Amneal Pharmaceuticals LLC
10.83%, 05/04/2028
(m)
170 169
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Gainwell Acquisition Corp
9.45%, 10/01/2027
(m)
$ 272 $ 258
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl
8.45%, 05/05/2028
(m)
464 464
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Organon & Co
8.43%, 06/02/2028
(m)
452 453
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
PRA Health Sciences Inc
7.86%, 07/03/2028
(m)
85 85
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 1,429
Pipelines - 0.04%
BCP Renaissance Parent LLC
8.87%, 10/31/2028
(m)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Freeport LNG Investments LLLP
8.58%, 11/17/2026
(m)
442 436
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
9.08%, 12/21/2028
(m)
499 494
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.44%, 10/05/2028
(m)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Traverse Midstream Partners LLC
8.82%, 02/16/2028
(m)
39 39
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,309
Real Estate - 0.00%
Cushman & Wakefield US Borrower LLC
8.68%, 01/31/2030
(m)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Retail - 0.10%
1011778 BC ULC
7.58%, 09/20/2030
(m)
402 399
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Academy Ltd
9.19%, 11/05/2027
(m)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Belk Inc
10.00%, 07/31/2025
(m)
1,114 211
14.75%, 07/31/2025
(m)
232 210
Prime Rate + 7.50%
IRB Holding Corp
8.18%, 12/15/2027
(m)
530 529
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Jo-Ann Stores LLC
10.34%, 07/07/2028
(m)
846 47
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
LS Group OpCo Acquistion LLC
8.69%, 11/02/2027
(m)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart LLC
9.18%, 02/11/2028
(m)
$ 587 $ 585
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.95%, 10/20/2028
(m)
277 269
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding Inc
12.96%, 06/29/2028
(m)
20 18
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SRS Distribution Inc
8.68%, 06/04/2028
(m)
445 444
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.44%, 04/09/2026
(m)
106 103
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 3,100
Semiconductors - 0.01%
Bright Bidco BV
6.32%, PIK 8.00%, 10/31/2027
(l),(m)
842 184
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Software - 0.32%
Avaya Inc
6.83%, PIK 7.00%, 07/31/2028
(l),(m)
1,881 1,663
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Boxer Parent Co Inc
9.58%, 12/02/2028
(m)
1,071 1,074
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Camelot US Acquisition LLC
8.08%, 01/25/2031
(m)
9 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ceridian HCM Holding Inc
0.00%, 02/26/2031
(m),(n)
107 107
Cotiviti Holdings Inc
0.00%, 02/21/2031
(m),(n)
283 282
DTI Holdco Inc
10.06%, 04/26/2029
(m)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.07%, 01/18/2029
(m)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc
0.00%, 10/07/2029
(m),(n)
95 95
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.93%, 10/07/2027
(m)
436 435
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Epicor Software Corp
8.70%, 07/30/2027
(m)
611 612
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 07/30/2027
(m)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Genesys Cloud Services Holdings II LLC
9.19%, 12/01/2027
(m)
$ 50 $ 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.45%, 12/01/2027
(m)
504 506
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Informatica LLC
8.20%, 10/27/2028
(m)
588 588
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ivanti Software Inc
9.59%, 12/01/2027
(m)
27 25
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.84%, 12/01/2027
(m)
106 98
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Marcel Bidco LLC
9.82%, 10/26/2030
(m)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Open Text Corp
8.18%, 01/31/2030
(m)
479 480
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Playtika Holding Corp
8.20%, 03/11/2028
(m)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Project Ruby Ultimate Parent Corp
8.70%, 03/10/2028
(m)
243 241
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Quartz AcquireCo LLC
8.83%, 06/28/2030
(m)
344 344
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Technology Global Inc
8.19%, 02/15/2028
(m)
926 402
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Riverbed Technology
9.85%, PIK 0.00%, 07/01/2028
(l),(m)
578 390
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc
10.08%, 11/28/2028
(m)
398 392
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SS&C Technologies Inc
7.19%, 04/16/2025
(m)
174 174
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.19%, 04/16/2025
(m)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.20%, 04/16/2025
(m)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
UKG Inc
0.00%, 01/30/2031
(m),(n)
300 300
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.68%, 02/10/2031
(m)
427 427
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc   (continued)
9.16%, 02/10/2031
(m)
$ 353 $ 354
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
West Technology Group LLC
9.56%, 04/09/2027
(m)
447 430
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
ZoomInfo LLC
7.58%, 02/28/2030
(m)
289 288
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 10,583
Telecommunications - 0.15%
Altice France SA/France
8.64%, 08/14/2026
(m)
546 534
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.26%, 01/31/2026
(m)
54 53
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
Cincinnati Bell Inc
8.68%, 11/23/2028
(m)
219 217
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.69%, 04/06/2026
(m)
385 346
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(e),(m)
277 11
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc
9.12%, 12/01/2027
(m)
609 608
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.10%, 10/06/2029
(m)
210 187
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.20%, 10/08/2027
(m)
813 807
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Iridium Satellite LLC
7.83%, 09/13/2030
(m)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc
7.20%, 03/01/2027
(m)
1,026 1,007
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Lumen Technologies Inc
7.70%, 03/15/2027
(m)
104 76
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MLN US Holdco LLC
9.97%, 11/30/2025
(m)
1,058 104
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.11%, 10/18/2027
(m)
615 92
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Syniverse Holdings LLC/DE
13.03%, 05/13/2027
(m)
$ 582 $ 551
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 4,937
TOTAL SENIOR FLOATING RATE INTERESTS $ 84,393
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 28.12%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.58%
4.50%, 03/01/2054
(o)
$ 4,460 $ 4,222
5.00%, 03/01/2054
(o)
5,034 4,881
5.50%, 03/01/2054
(o)
10,128 10,018
$ 19,121
U.S. Treasury Bill - 14.29%
5.17%, 06/06/2024
(a),(p)
54,000 53,242
5.28%, 05/02/2024
(a),(p)
19,985 19,803
5.29%, 03/19/2024
(a),(p)
745 743
5.29%, 04/25/2024
(a),(p)
19,715 19,556
5.30%, 03/26/2024
(a),(p)
700 697
5.30%, 05/16/2024
(a),(p)
915 905
5.30%, 05/30/2024
(a),(p),(q),(r)
100,000 98,692
5.31%, 03/21/2024
(a),(p)
1,435 1,431
5.31%, 04/02/2024
(a),(p)
12,785 12,725
5.31%, 04/04/2024
(a),(p)
22,300 22,189
5.31%, 04/09/2024
(a),(p),(q)
52,500 52,199
5.31%, 04/16/2024
(a),(p),(r)
111,735 110,980
5.32%, 03/05/2024
(a),(p)
7,630 7,625
5.32%, 03/07/2024
(a),(p)
8,385 8,378
5.32%, 04/23/2024
(a),(p)
28,250 28,030
5.33%, 03/28/2024
(a),(p)
19,915 19,836
5.33%, 04/30/2024
(a),(p)
7,630 7,563
5.46%, 04/11/2024
(a),(p)
5,000 4,970
$ 469,564
U.S. Treasury Inflation-Indexed Obligations - 13.25%
0.13%, 04/15/2025 10,462 10,203
0.13%, 10/15/2025 14,169 13,752
0.13%, 04/15/2026 9,340 8,949
0.13%, 07/15/2026 14,400 13,799
0.13%, 10/15/2026 13,381 12,767
0.13%, 04/15/2027 14,569 13,731
0.13%, 01/15/2030 13,156 11,860
0.13%, 07/15/2030 15,757 14,140
0.13%, 01/15/2031 15,460 13,699
0.13%, 07/15/2031 16,967 14,964
0.13%, 01/15/2032 17,456 15,196
0.13%, 02/15/2051 5,903 3,522
0.13%, 02/15/2052 6,870 4,038
0.25%, 07/15/2029 12,556 11,548
0.25%, 02/15/2050 5,309 3,338
0.38%, 07/15/2025 15,986 15,638
0.38%, 01/15/2027 11,123 10,613
0.38%, 07/15/2027 15,048 14,311
0.50%, 01/15/2028 15,185 14,363
0.63%, 01/15/2026 12,984 12,627
0.63%, 07/15/2032
(r)
17,293 15,636
0.63%, 02/15/2043 5,210 3,993
0.75%, 07/15/2028 12,242 11,685
0.75%, 02/15/2042 7,326 5,849
0.75%, 02/15/2045 8,659 6,630
0.88%, 01/15/2029 11,839 11,273
0.88%, 02/15/2047 5,687 4,383
1.00%, 02/15/2046 5,076 4,057
1.00%, 02/15/2048 3,949 3,106
1.00%, 02/15/2049 4,297 3,368
1.13%, 01/15/2033
(r)
17,945 16,786
1.25%, 04/15/2028 5,584 5,423
1.38%, 07/15/2033
(r)
18,124 17,350
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.38%, 02/15/2044 $ 8,732 $ 7,638
1.50%, 02/15/2053 6,527 5,694
1.63%, 10/15/2027 9,118 9,037
1.75%, 01/15/2028 4,319 4,284
1.75%, 01/15/2034 6,621 6,524
2.00%, 01/15/2026 4,985 4,972
2.13%, 02/15/2040 3,408 3,450
2.13%, 02/15/2041 4,729 4,790
2.13%, 02/15/2054 2,754 2,779
2.38%, 01/15/2027 5,600 5,652
2.38%, 10/15/2028 16,434 16,819
2.50%, 01/15/2029 5,381 5,530
3.38%, 04/15/2032 2,490 2,753
3.63%, 04/15/2028 5,191 5,525
3.88%, 04/15/2029 6,923 7,577
$ 435,621
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 924,306
TOTAL PURCHASED OPTIONS - 0.00% $ 72
Total Investments $ 3,315,598
Other Assets and Liabilities -  (0.87)% (28,668)
TOTAL NET ASSETS - 100.00% $ 3,286,930
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,878 or
0.21% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,629 or 0.20% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $103,571 or 3.15% of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
( i ) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after February 29, 2024, at which time the interest rate will be determined.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$35,164 or 1.07% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $22,699 or 0.69% of net assets.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Government 27.69%
Financial 20.87%
Utilities 16.04%
Energy 11.14%
Industrial 8.20%
Basic Materials 4.01%
Exchange-Traded Funds 3.47%
Consumer, Non-cyclical 3.40%
Money Market Funds 2.74%
Consumer, Cyclical 1.02%
Technology 0.77%
Mortgage Securities 0.71%
Communications 0.61%
Asset Backed Securities 0.11%
Closed-End Funds 0.09%
Purchased Options 0.00%
Other Assets and Liabilities
(0.87)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 76,170 $ 1,259,778 $ 1,259,209 $ 76,739
$ 76,170 $ 1,259,778 $ 1,259,209 $ 76,739
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,883 $ — $ — $ —
$ 1,883 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Avaya Holdings Corp 05/19/2023 $ 186 $ 78 0.00%
Crown Finance US Inc - 4A2 Shares 08/30/2023 988 665 0.02%
Millennium Health LLC 03/15/2016 — 3 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 746 0.02%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future; June 2024
(a)
N/A 56 $ 1 $ 10,000.00 06/06/2024 $ 411 $ 27 $ (384)
Put - US 10 Year Note Future; June 2024 N/A 170 170 $ 110.00 03/11/2024 77 45 (32)
Total $ 488 $ 72 $ (416)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 3 Month Secured Overnight
Financing Rate Future; June 2024
N/A 143 $ 358 $ 94.75 06/17/2024 $ (23) $ (23) $ —
Put - US 10 Year Note Future; June 2024 N/A 170 170 $ 108.50 03/11/2024 (24) (3) 21
Total $ (47) $ (26) $ 21
Amounts in thousands except contracts/shares.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 7,818 3.75% 06/13/2024 $ (124) $ (63) $ 61
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 3,657 3.59% 02/13/2025 (74) (63) 11
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,665 3.90% 11/15/2024 (81) (72) 9
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 7,818 3.75% 06/13/2024 (121) (117) 4
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 3,657 3.59% 02/13/2025 (71) (82) (11)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,665 3.90% 11/15/2024 (81) (54) 27
Total $ (552) $ (451) $ 101
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; March 2025 Short 1 $ 239 $ 1
30 Day Federal Funds; April 2024 Long 11 4,340 (2)
Brent Crude; December 2024
(a)
Long 29 2,253 78
Brent Crude; May 2024
(a)
Long 780 63,890 660
Canada 10 Year Bond; June 2024 Short 7 618 (2)
Canadian Bank Acceptance; December 2024 Long 39 6,859 (2)
Canadian Bank Acceptance; June 2024 Short 39 6,821 (5)
Cocoa; July 2024
(a)
Short 194 11,116 (2,812)
Cocoa; May 2024
(a)
Short 27 1,633 (129)
Coffee 'C'; July 2024
(a)
Short 117 8,016 (39)
Copper; May 2024
(a)
Long 17 1,635 52
Corn; July 2024
(a)
Short 160 3,530 164
Cotton No.2; July 2024
(a)
Short 191 9,337 (1,095)
Cotton No.2; July 2024
(a)
Long 56 2,738 141
ECX Emission; December 2024
(a)
Long 36 2,179 (87)
Euribor ; March 2024 Long 18 4,673 (5)
Euro Bond 10 Year Bond; March 2024 Short 18 2,581 27
Euro Buxl 30 Year Bond; March 2024 Short 5 720 10
Euro Milling Wheat; May 2024
(a)
Long 744 7,880 (431)
Euro Schatz; March 2024 Long 30 3,409 —
Euro- Bobl 5 Year; March 2024 Short 6 754 12
Frozen Concentrated Orange Juice-A; July 2024
(a)
Short 20 1,061 (117)
Frozen Concentrated Orange Juice-A; May 2024
(a)
Short 21 1,128 (61)
Gasoline RBOB; April 2024
(a)
Long 1 108 (2)
Gasoline RBOB; July 2024
(a)
Short 52 5,450 (296)
Gasoline RBOB; July 2024
(a)
Long 79 8,280 51
Gold 100 oz ; April 2024
(a)
Long 97 19,931 166
Gold 100 oz ; August 2024
(a)
Long 180 37,676 466
KC HRW Wheat; May 2024
(a)
Long 317 9,308 (86)
Lean Hogs; July 2024
(a)
Long 12 487 18
Lean Hogs; June 2024
(a)
Long 19 762 42
Live Cattle; August 2024
(a)
Short 52 3,759 39
Live Cattle; August 2024
(a)
Long 10 723 (6)
Live Cattle; June 2024
(a)
Short 84 6,089 (339)
LME Copper; July 2024
(a)
Long 172 36,647 1,104
LME Copper; March 2024
(a)
Short — — (175)
LME Lead; July 2024
(a)
Long 12 621 5
LME Lead; June 2024
(a)
Long 18 929 16
LME Lead; June 2024
(a)
Short — — (15)
LME Lead; March 2024
(a)
Short — — (153)
LME Nickel; July 2024
(a)
Long 44 4,764 445
LME Nickel; June 2024
(a)
Long 48 5,173 424
LME Nickel; March 2024
(a)
Short — — (444)
LME PRI Alum; December 2024
(a)
Short 119 6,889 649
LME PRI Alum; July 2024
(a)
Long 94 5,287 (60)
LME PRI Alum; June 2024
(a)
Short 45 2,517 (5)
LME PRI Alum; March 2024
(a)
Short — — 31
LME PRI Alum; March 2024
(a)
Long 155 8,514 (658)
LME Zinc; July 2024
(a)
Long 7 427 16
LME Zinc; June 2024
(a)
Long 121 7,359 (355)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; March 2024
(a)
Short — $ — $ 71
Low Sulphur Gasoline; April 2024
(a)
Long 60 4,837 (174)
Low Sulphur Gasoline; March 2024
(a)
Long 49 4,051 —
Low Sulphur Gasoline; May 2024
(a)
Long 138 10,902 (188)
Natural Gas; April 2024
(a)
Long 434 8,072 (795)
Natural Gas; April 2025
(a)
Long 93 2,818 (593)
Natural Gas; January 2025
(a)
Short 93 3,505 (82)
Natural Gas; July 2024
(a)
Short 252 6,318 (51)
Natural Gas; July 2024
(a)
Long 96 2,407 197
Natural Gas; October 2025
(a)
Long 108 3,725 55
NY Harb ULSD; April 2024
(a)
Long 10 1,113 7
NY Harb ULSD; July 2024
(a)
Short 59 6,296 (72)
NY Harb ULSD; July 2024
(a)
Long 99 10,565 (193)
Platinum; April 2024
(a)
Long 62 2,740 (153)
SGX Iron Ore 62%; March 2024
(a)
Long 803 9,354 (931)
Silver; July 2024
(a)
Long 63 7,277 68
Silver; May 2024
(a)
Long 102 11,671 (121)
Soybean Meal; May 2024
(a)
Long 311 10,239 (319)
Soybean Oil; May 2024
(a)
Long 579 15,706 (763)
Soybean; July 2024
(a)
Short 28 1,612 83
Soybean; May 2024
(a)
Long 149 8,499 (397)
Sugar #11; July 2024
(a)
Long 350 8,440 (490)
Sugar #11; May 2024
(a)
Short 108 2,624 153
UK 10 Year Gilt; June 2024 Short 1 124 —
US 10 Year Note; June 2024 Short 31 3,424 (9)
US 10 Year Ultra Note; June 2024 Short 79 9,020 (11)
US 2 Year Note; June 2024 Short 14 2,867 (2)
US 5 Year Note; June 2024 Long 37 3,956 8
US Long Bond; June 2024 Short 19 2,266 (21)
US Ultra Bond; June 2024 Short 8 1,023 (16)
Wheat; July 2024
(a)
Short 336 9,731 705
Wheat; May 2024
(a)
Long 73 2,103 (79)
WTI Crude; April 2024
(a)
Long 246 19,252 1,138
WTI Crude; July 2024
(a)
Short 724 55,154 (2,494)
WTI Crude; July 2024
(a)
Long 79 6,018 51
Total $ (8,182)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/04/2024 $ 135 EUR 125 $ — $ —
BNP Paribas 03/04/2024 GBP 946 $ 1,196 — (2)
BNP Paribas 03/04/2024 EUR 5,148 $ 5,567 — (3)
BNP Paribas 03/20/2024 $ 614 EUR 570 — (2)
BNP Paribas 04/02/2024 $ 1,013 GBP 801 2 —
BNP Paribas 04/02/2024 $ 5,573 EUR 5,148 3 —
Deutsche Bank AG 03/04/2024 EUR 64 $ 69 — —
Deutsche Bank AG 03/04/2024 $ 854 GBP 674 3 —
Deutsche Bank AG 04/02/2024 $ 301 EUR 278 — —
JPMorgan Chase 03/04/2024 $ 4,869 EUR 4,480 28 —
Morgan Stanley & Co 03/04/2024 $ 339 GBP 269 — —
Morgan Stanley & Co 03/04/2024 $ 82 EUR 76 — —
Toronto Dominion Bank 03/04/2024 $ 1 AUD 1 — —
UBS AG 03/04/2024 $ 572 EUR 531 — (2)
Total $ 36 $ (9)
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 EUR 245 $ (4) $ — $ (4)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,131 (19) — (19)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 487 (8) — (8)
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 487 (6) — (6)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Annual Annual N/A 03/01/2054 $ 425 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.37% Annual Annual N/A 02/28/2026 2,380 (3) — (3)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Annual Annual N/A 02/28/2029 1,980 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.50% Annual Annual N/A 02/28/2034 525 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.43% Annual Annual N/A 02/21/2028 900 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.51% Annual Annual N/A 03/01/2034 1,050 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 2,055 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.13% Annual Annual N/A 01/09/2026 3,775 17 — 17
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Annual Annual N/A 12/18/2053 500 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/21/2026 1,770 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 2,000 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 6,725 32 1 33
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 1,505 (2) — (2)
Eurostat Eurozone HICP ex Tobacco Pay 2.53% Annual Annual N/A 11/15/2053 EUR 175 2 — 2
Eurostat Eurozone HICP ex Tobacco Pay 2.64% Annual Annual N/A 11/15/2053 90 4 1 5
Eurostat Eurozone HICP ex Tobacco Pay 2.78% Annual Annual N/A 08/15/2053 45 4 — 4
Eurostat Eurozone HICP ex Tobacco Pay 2.10% Annual Annual N/A 02/15/2025 4,520 (3) — (3)
Eurostat Eurozone HICP ex Tobacco Receive 2.07% Annual Annual N/A 02/15/2026 4,520 (6) — (6)
Secured Overnight Financing Rate Receive 3.73% Annual Annual N/A 06/15/2029 $ 254 2 — 2
Secured Overnight Financing Rate Receive 3.95% Annual Annual N/A 06/17/2029 607 (2) — (2)
Secured Overnight Financing Rate Receive 3.87% Annual Annual N/A 06/17/2029 304 — — —
United Kingdom Retail Prices Index Receive 3.18% Annual Annual N/A 01/15/2054 GBP 290 11 (1) 10
Total $ 31 $ 1 $ 32
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Bank of
America NA
Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
81,196 Receive UST 13 Week
Bill High
Discount Rate +
0.25%
Monthly 05/01/2024 $ 74,404 $ — $ 589 $ —
Bank of
America NA
Refinitiv / CoreCommodity
CRB(R) Index Total
Return
(a)
105,507 Receive UST 13 Week
Bill High
Discount Rate +
0.21%
Monthly 05/01/2024 32,994 — 320 —
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
118,799 Receive UST 13 Week
Bill High
Discount Rate +
0.24%
Monthly 05/01/2024 108,861 — 861 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2024 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Citigroup Inc Refinitiv / CoreCommodity
CRB(R) Index Total
Return
(a)
92,740 Receive UST 13 Week
Bill High
Discount Rate +
0.21%
Monthly 05/01/2024 $ 29,001 $ — $ 282 $ —
Total $ — $ 2,052 $ —
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Money Market Funds - 1 .01%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
785,554 $ 785
TOTAL INVESTMENT COMPANIES $ 785
COMMON STOCKS - 98 .07 % Shares Held Value (000's)
Advertising - 1 .62%
Interpublic Group of Cos Inc/The 39,782 $ 1,250
Automobile Parts & Equipment - 2 .41%
Autoliv Inc 16,078 1,866
Banks - 4 .43%
Bank OZK 34,339 1,504
Cullen/Frost Bankers Inc 17,727 1,924
$ 3,428
Building Materials - 3 .27%
Lennox International Inc 5,367 2,529
Chemicals - 1 .83%
FMC Corp 20,830 1,175
RPM International Inc 2,126 245
$ 1,420
Commercial Services - 3 .00%
Morningstar Inc 7,769 2,320
Computers - 1 .89%
Amdocs Ltd 16,025 1,461
Consumer Products - 5 .84%
Avery Dennison Corp 12,701 2,751
WD-40 Co 6,603 1,772
$ 4,523
Diversified Financial Services - 2 .42%
Hamilton Lane Inc 16,335 1,876
Electric - 2 .42%
Alliant Energy Corp 39,080 1,866
Electrical Components & Equipment - 2 .05%
Littelfuse Inc 6,676 1,590
Food - 0 .80%
Simply Good Foods Co/The
(c)
17,489 621
Hand & Machine Tools - 9 .28%
Lincoln Electric Holdings Inc 11,125 2,855
MSA Safety Inc 11,503 2,118
Snap-on Inc 7,996 2,203
$ 7,176
Healthcare - Products - 7 .84%
Bio-Techne Corp 27,239 2,004
Inspire Medical Systems Inc
(c)
1,312 235
STERIS PLC 10,255 2,388
Teleflex Inc 6,451 1,437
$ 6,064
Healthcare - Services - 2 .63%
Universal Health Services Inc 12,172 2,033
Insurance - 5 .37%
Fidelity National Financial Inc 40,774 2,061
Kinsale Capital Group Inc 2,197 1,134
Markel Group Inc
(c)
639 954
$ 4,149
Internet - 1 .09%
Rightmove PLC 118,031 847
Leisure Products & Services - 5 .12%
Brunswick Corp/DE 24,534 2,144
YETI Holdings Inc
(c)
44,232 1,815
$ 3,959
Machinery - Diversified - 3 .53%
Nordson Corp 10,296 2,735
Media - 0 .57%
Cable One Inc 968 441
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .44%
Coterra Energy Inc 46,526 $ 1,199
Helmerich & Payne Inc 26,873 1,032
HF Sinclair Corp 21,702 1,205
$ 3,436
REITs - 7 .63%
Alexandria Real Estate Equities Inc 14,493 1,808
Equity LifeStyle Properties Inc 24,625 1,658
Essential Properties Realty Trust Inc 23,054 551
Terreno Realty Corp 29,424 1,892
$ 5,909
Retail - 3 .37%
Casey's General Stores Inc 637 194
Tractor Supply Co 9,499 2,416
$ 2,610
Semiconductors - 2 .50%
Teradyne Inc 18,709 1,938
Software - 8 .01%
Cloudflare Inc
(c)
8,902 877
Fair Isaac Corp
(c)
1,834 2,329
HubSpot Inc
(c)
1,658 1,026
Tyler Technologies Inc
(c)
4,490 1,964
$ 6,196
Transportation - 2 .75%
Expeditors International of Washington Inc 17,790 2,128
Water - 1 .96%
Essential Utilities Inc 43,715 1,520
TOTAL COMMON STOCKS $ 75,891
Total Investments $ 76,676
Other Assets and Liabilities -  0.92% 710
TOTAL NET ASSETS - 100.00% $ 77,386
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Industrial 20 .88%
Consumer, Non-cyclical 20 .11%
Financial 19 .85%
Technology 12 .40%
Consumer, Cyclical 10 .90%
Energy 4 .44%
Utilities 4 .38%
Communications 3 .28%
Basic Materials 1 .83%
Money Market Funds 1 .01%
Other Assets and Liabilities
0 .92%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 29, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 1,805 $ 8,027 $ 9,047 $ 785
$ 1,805 $ 8,027 $ 9,047 $ 785
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 20.25% Shares Held Value (000's)
Closed-End Funds - 0.54%
Ares Dynamic Credit Allocation Fund Inc 6,383 $ 88
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 83
BlackRock MuniYield Quality Fund III Inc 6,330 72
Blackstone Senior Floating Rate 2027 Term Fund 7,563 107
Blackstone Strategic Credit 2027 Term Fund 9,388 110
First Trust Senior Floating Rate Income Fund II 8,544 87
Franklin Universal Trust 13,711 89
Invesco Municipal Opportunity Trust 18,794 181
Invesco Value Municipal Income Trust 7,753 92
Nuveen AMT-Free Municipal Credit Income Fund 13,773 163
Nuveen AMT-Free Quality Municipal Income Fund 31,356 343
Nuveen Credit Strategies Income Fund 33,083 183
Nuveen Municipal Credit Income Fund 24,515 293
Nuveen Municipal Value Fund Inc 19,634 171
Nuveen Preferred & Income Term Fund 3,242 62
Saba Capital Income & Opportunities Fund 10,973 80
$ 2,204
Exchange-Traded Funds - 2.48%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
16,135 214
iShares 0-5 Year TIPS Bond ETF 22,720 2,246
iShares Broad USD High Yield Corporate Bond
ETF
24,385 887
iShares Core MSCI Emerging Markets ETF 4,425 223
iShares Floating Rate Bond ETF 46,950 2,397
iShares MSCI EAFE Value ETF 8,065 420
iShares Russell 1000 Growth ETF 411 136
iShares Russell 2000 ETF 857 175
iShares Russell 2000 Growth ETF 3,276 865
iShares Russell 2000 Value ETF 1,039 159
iShares Short Treasury Bond ETF 21,640 2,392
$ 10,114
Money Market Funds - 17.23%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.24%
(a),(b),(c)
3,315,501 3,316
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(d)
67,041,369 67,041
$ 70,357
TOTAL INVESTMENT COMPANIES $ 82,675
COMMON STOCKS - 38.63% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The
(e)
2,856 $ 89
National CineMedia Inc
(f)
10,330 42
Omnicom Group Inc
(e)
632 56
Publicis Groupe SA 1,172 124
Taboola.com Ltd
(f)
17,831 78
Trade Desk Inc/The
(f)
37 3
$ 392
Aerospace & Defense - 0.56%
Airbus SE 359 59
General Dynamics Corp
(e)
1,697 463
HEICO Corp - Class A 2,326 362
Howmet Aerospace Inc
(e)
4,719 314
Lockheed Martin Corp
(e)
786 337
Northrop Grumman Corp 594 274
RTX Corp 1,113 100
Spirit AeroSystems Holdings Inc
(f)
1,842 53
TransDigm Group Inc
(e)
275 324
$ 2,286
Agriculture - 0.10%
Altria Group Inc
(e)
1,458 60
Archer-Daniels-Midland Co
(e)
2,669 142
Imperial Brands PLC 1,891 41
Philip Morris International Inc
(e)
1,762 158
$ 401
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines - 0.33%
Air Canada
(f)
4,300 $ 57
American Airlines Group Inc
(e),(f)
13,914 218
ANA Holdings Inc
(f)
22,100 482
Delta Air Lines Inc
(e)
11,777 498
Japan Airlines Co Ltd 4,800 90
$ 1,345
Apparel - 0.28%
Carter's Inc 703 57
Crocs Inc
(f)
273 33
Deckers Outdoor Corp
(f)
83 74
Gildan Activewear Inc 100 3
Kontoor Brands Inc 1,010 60
NIKE Inc
(e)
2,000 208
On Holding AG
(f)
2,130 75
Ralph Lauren Corp
(e)
1,225 228
Steven Madden Ltd 1,612 69
Tapestry Inc
(e)
7,106 338
$ 1,145
Automobile Manufacturers - 0.54%
Blue Bird Corp
(f)
2,662 90
Cummins Inc
(e)
307 83
General Motors Co
(e)
8,911 365
Honda Motor Co Ltd 15,100 179
Isuzu Motors Ltd 8,500 121
Mazda Motor Corp 7,300 85
Nissan Motor Co Ltd 13,400 53
PACCAR Inc
(c),(e)
3,287 364
REV Group Inc 2,855 59
Subaru Corp 6,600 149
Tesla Inc
(f)
409 83
Volvo AB - B Shares 17,458 481
Volvo Car AB
(f)
30,870 113
Zapp Electric Vehicles Group Ltd - Warrants
(f)
1,167 —
$ 2,225
Automobile Parts & Equipment - 0.19%
BorgWarner Inc
(e)
8,284 258
Cie Generale des Etablissements Michelin SCA 4,129 153
Dana Inc 2,442 30
Gentex Corp 3,005 110
Goodyear Tire & Rubber Co/The
(f)
5,645 67
Phinia Inc 1,877 64
Visteon Corp
(f)
264 30
XPEL Inc
(f)
935 49
$ 761
Banks - 0.83%
Bank of America Corp
(e)
4,261 147
Bank OZK 1,410 62
Banner Corp 653 29
Cadence Bank 4,173 116
Citigroup Inc 3,890 216
Citizens Financial Group Inc 250 8
Columbia Banking System Inc 2,551 46
Comerica Inc 68 3
Computershare Ltd 6,469 109
DBS Group Holdings Ltd 5,800 144
Fifth Third Bancorp
(c)
968 34
First Hawaiian Inc 2,752 58
First Interstate BancSystem Inc 2,092 55
FNB Corp/PA 4,063 54
Goldman Sachs Group Inc/The
(e)
695 270
Home BancShares Inc/AR 2,724 64
Japan Post Bank Co Ltd 2,800 30
JPMorgan Chase & Co
(c),(e)
2,758 513
KeyCorp
(e)
4,769 68
M&T Bank Corp 784 110
Mizuho Financial Group Inc 9,000 168
Morgan Stanley 1,933 166
Northern Trust Corp 88 7
OFG Bancorp 1,232 45

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Old National Bancorp/IN 3,596 $ 59
Oversea-Chinese Banking Corp Ltd 11,500 111
PNC Financial Services Group Inc/The
(e)
180 26
Sandy Spring Bancorp Inc 2,421 53
Shizuoka Financial Group Inc 7,200 70
Skandinaviska Enskilda Banken AB 9,034 134
Stellar Bancorp Inc 1,886 45
Sumitomo Mitsui Financial Group Inc 1,400 78
Truist Financial Corp 700 24
United Community Banks Inc/GA 1,677 44
United Overseas Bank Ltd 4,500 94
US Bancorp
(e)
1,647 69
Veritex Holdings Inc 2,051 40
$ 3,369
Beverages - 0.40%
Celsius Holdings Inc
(f)
843 69
Coca-Cola Co/The
(e)
6,849 411
Coca-Cola HBC AG
(f)
11,302 352
Constellation Brands Inc
(e)
1,046 260
Keurig Dr Pepper Inc
(e)
5,827 174
Kirin Holdings Co Ltd 1,100 15
Molson Coors Beverage Co
(e)
1,264 79
Monster Beverage Corp
(f)
1,029 61
PepsiCo Inc 1,293 214
$ 1,635
Biotechnology - 1.14%
4D Molecular Therapeutics Inc
(f)
88 3
89bio Inc
(f)
204 2
ACADIA Pharmaceuticals Inc
(f)
318 7
Akero Therapeutics Inc
(f)
136 4
Akouos Inc - Contingent Value Rights
(f),(g)
4,410 3
Alnylam Pharmaceuticals Inc
(f)
433 65
Alpine Immune Sciences Inc
(f)
132 5
ALX Oncology Holdings Inc
(f)
85 1
Ambrx Biopharma Inc
(f)
2,648 74
Amgen Inc
(e)
890 244
Amicus Therapeutics Inc
(f)
721 9
Apogee Therapeutics Inc
(f)
331 12
Arcellx Inc
(f)
77 5
Arcturus Therapeutics Holdings Inc
(f)
63 2
Arcutis Biotherapeutics Inc
(f)
266 3
Ardelyx Inc
(f)
540 5
Arrowhead Pharmaceuticals Inc
(f)
242 8
Avidity Biosciences Inc
(f)
169 3
Axsome Therapeutics Inc
(f)
72 6
Beam Therapeutics Inc
(f)
153 6
Biohaven Ltd
(f)
149 7
BioMarin Pharmaceutical Inc
(f)
3,400 293
Biomea Fusion Inc
(f)
72 1
Blueprint Medicines Corp
(f)
448 42
Cabaletta Bio Inc
(f)
90 2
Caribou Biosciences Inc
(f)
271 2
Celldex Therapeutics Inc
(f)
753 36
Cerevel Therapeutics Holdings Inc
(f)
13,370 548
Crinetics Pharmaceuticals Inc
(f)
460 19
Cytokinetics Inc
(f)
573 41
Day One Biopharmaceuticals Inc
(f)
168 3
Denali Therapeutics Inc
(f)
226 5
Disc Medicine Inc
(f)
49 3
Dyne Therapeutics Inc
(f)
126 3
Genmab A/S
(f)
656 182
Geron Corp
(f)
1,166 2
Gilead Sciences Inc
(c),(e)
3,614 261
Halozyme Therapeutics Inc
(f)
1,671 67
Illumina Inc
(f)
67 9
Immunocore Holdings PLC ADR
(f)
382 26
Immunovant Inc
(f)
148 5
Incyte Corp
(e),(f)
4,109 240
Inhibrx Inc
(f)
81 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Innoviva Inc
(f)
423 $ 6
Intellia Therapeutics Inc
(f)
558 18
Intra-Cellular Therapies Inc
(f)
568 40
Iovance Biotherapeutics Inc
(f)
560 9
Karuna Therapeutics Inc
(f)
2,569 807
Krystal Biotech Inc
(f)
53 8
Kymera Therapeutics Inc
(f)
241 10
Ligand Pharmaceuticals Inc
(f)
57 5
MacroGenics Inc
(f)
188 3
Mersana Therapeutics Inc
(f)
289 2
Myriad Genetics Inc
(f)
180 4
Neumora Therapeutics Inc
(f)
66 1
Nkarta Inc
(f)
109 1
Nurix Therapeutics Inc
(f)
145 2
Nuvalent Inc
(f)
113 10
Olema Pharmaceuticals Inc
(f)
120 2
Olink Holding AB ADR
(f)
39,875 892
Phathom Pharmaceuticals Inc
(f)
143 2
Prothena Corp PLC
(f)
345 10
PTC Therapeutics Inc
(f)
600 17
REGENXBIO Inc
(f)
146 3
Relay Therapeutics Inc
(f)
242 2
Replimune Group Inc
(f)
196 2
REVOLUTION Medicines Inc
(f)
1,359 40
Rocket Pharmaceuticals Inc
(f)
1,301 38
Royalty Pharma PLC
(c)
1,786 54
Sage Therapeutics Inc
(f)
160 3
Savara Inc
(f)
432 2
SpringWorks Therapeutics Inc
(f)
143 7
Structure Therapeutics Inc ADR
(f)
204 8
Syndax Pharmaceuticals Inc
(f)
979 23
Tevogen Bio Holdings Inc - Warrants
(f)
597 —
TG Therapeutics Inc
(f)
310 5
Theravance Biopharma Inc
(f)
355 3
Travere Therapeutics Inc
(f)
234 2
United Therapeutics Corp
(f)
269 61
UroGen Pharma Ltd
(f)
118 2
Vera Therapeutics Inc
(f)
91 4
Veracyte Inc
(f)
154 4
Vertex Pharmaceuticals Inc
(c),(e),(f)
607 256
Verve Therapeutics Inc
(f)
126 2
Viridian Therapeutics Inc
(f)
120 2
WaVe Life Sciences Ltd
(f)
251 1
Xencor Inc
(f)
195 5
Zymeworks Inc
(f)
195 2
$ 4,647
Building Materials - 0.90%
AGC Inc 600 21
AZEK Co Inc/The
(f)
1,690 81
Builders FirstSource Inc
(e),(f)
1,123 219
Carrier Global Corp
(c),(e)
37,237 2,069
Cemex SAB de CV ADR
(f)
34,259 262
CRH PLC 844 70
James Hardie Industries PLC
(f)
3,957 157
Johnson Controls International plc 420 25
Martin Marietta Materials Inc
(e)
150 87
Masco Corp
(e)
2,510 193
Masonite International Corp
(f)
19 3
Mohawk Industries Inc
(e),(f)
1,094 130
Trane Technologies PLC
(c)
826 233
Vulcan Materials Co
(c)
351 93
Xinyi Glass Holdings Ltd 21,000 21
$ 3,664
Chemicals - 0.68%
Arcadium Lithium PLC
(f)
5,074 28
Cabot Corp 806 69
Celanese Corp 1,122 171
CF Industries Holdings Inc
(e)
2,856 231
Eastman Chemical Co
(e)
1,464 129

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Ecolab Inc
(c),(e)
1,184 $ 266
FMC Corp 1,071 60
Linde PLC 1,236 554
LyondellBasell Industries NV 1,219 122
Mativ Holdings Inc 3,465 60
Minerals Technologies Inc 1,037 75
Mosaic Co/The
(e)
6,330 197
PPG Industries Inc
(e)
1,602 227
Quaker Chemical Corp 292 59
RPM International Inc
(c)
659 76
Sensient Technologies Corp 973 65
Sherwin-Williams Co/The
(c),(e)
845 280
Shin-Etsu Chemical Co Ltd 2,200 94
Yara International ASA 97 3
$ 2,766
Coal - 0.11%
Teck Resources Ltd
(c)
12,200 469
Commercial Services - 1.39%
Adtalem Global Education Inc
(f)
1,066 53
Automatic Data Processing Inc
(e)
699 176
Block Inc
(c),(f)
3,303 263
Bureau Veritas SA 1,841 53
CoreCivic Inc
(f)
3,769 57
CoStar Group Inc
(f)
895 78
Escrow Altegrity Inc NPV
(f),(g)
837,142 1,992
European Wax Center Inc
(f)
1,337 19
Experian PLC 1,286 55
FleetCor Technologies Inc
(e),(f)
1,135 317
Gartner Inc
(f)
7 3
H&R Block Inc 2,231 109
IDP Education Ltd 14,944 186
Laureate Education Inc 5,005 67
Loomis AB 1,849 50
MarketAxess Holdings Inc
(e)
558 119
Monro Inc 1,213 41
PayPal Holdings Inc
(e),(f)
5,249 317
PROG Holdings Inc 1,545 48
Progyny Inc
(f)
1,683 61
Quanta Services Inc 152 37
Recruit Holdings Co Ltd 5,100 206
Remitly Global Inc
(f)
3,133 65
Robert Half Inc
(e)
2,408 194
S&P Global Inc 65 28
Shift4 Payments Inc
(f)
827 68
SP Plus Corp
(f)
10,571 543
TriNet Group Inc 533 68
United Rentals Inc
(c),(e)
464 321
Wise PLC
(f)
6,748 78
$ 5,672
Computers - 1.30%
Accenture PLC - Class A
(c)
1,446 542
Apple Inc
(c),(e)
12,251 2,215
Bechtle AG 1,957 101
Cognizant Technology Solutions Corp
(c)
742 58
CyberArk Software Ltd
(f)
282 74
EPAM Systems Inc
(f)
30 9
ExlService Holdings Inc
(f)
2,197 68
Fortinet Inc
(f)
421 29
Genpact Ltd 1,411 48
Hewlett Packard Enterprise Co
(e)
2,788 43
HP Inc
(e)
5,258 149
International Business Machines Corp
(e)
1,185 219
Leidos Holdings Inc
(e)
3,431 439
Logitech International SA 277 25
NEC Corp 200 14
NetApp Inc
(c),(e)
4,539 405
Otsuka Corp 1,700 75
SCSK Corp 10,600 196
Seagate Technology Holdings PLC 2,771 257
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(f)
21 $ 18
Teleperformance SE 1,417 176
Western Digital Corp
(f)
56 3
Zscaler Inc
(c),(f)
572 138
$ 5,301
Consumer Products - 0.06%
Clorox Co/The 43 7
Helen of Troy Ltd
(f)
497 62
Kimberly-Clark Corp
(e)
1,444 175
$ 244
Cosmetics & Personal Care - 0.52%
Colgate-Palmolive Co
(e)
4,115 356
Edgewell Personal Care Co 1,297 50
elf Beauty Inc
(f)
1,050 219
Kenvue Inc
(e)
44,150 839
Procter & Gamble Co/The
(e)
3,451 548
Unilever PLC 2,230 109
$ 2,121
Distribution & Wholesale - 0.28%
Copart Inc
(e),(f)
1,648 88
Fastenal Co
(c)
6,041 441
IMCD NV 73 11
LKQ Corp
(e)
1,081 57
MRC Global Inc
(f)
7,983 92
Rush Enterprises Inc - Class A 971 47
Toyota Tsusho Corp 400 26
WW Grainger Inc
(c),(e)
409 398
$ 1,160
Diversified Financial Services - 1.02%
4L Technologies
(f),(g)
24,306 —
abrdn plc 2,442 5
AerCap Holdings NV
(f)
1,430 110
Air Lease Corp 1,402 56
Ally Financial Inc 459 17
American Express Co
(e)
1,631 358
Ameriprise Financial Inc 21 9
Apollo Global Management Inc 33 4
BlackRock Inc
(e)
174 141
Bread Financial Holdings Inc 1,963 75
Capital One Financial Corp
(c)
1,676 230
Cboe Global Markets Inc 802 154
Charles Schwab Corp/The
(e)
2,217 148
CME Group Inc
(e)
524 115
Discover Financial Services 996 120
Element Comm Aviation
(f),(g),(h)
280 —
Enova International Inc
(f)
1,153 73
Federal Agricultural Mortgage Corp 333 60
Franklin Resources Inc
(e)
16,051 441
IGM Financial Inc 3,700 97
Intercontinental Exchange Inc
(e)
1,074 149
Invesco Ltd 179 3
Mastercard Inc
(e)
671 318
Nasdaq Inc
(e)
175 10
Navient Corp 3,676 60
ORIX Corp 3,300 69
PJT Partners Inc 537 57
Radian Group Inc 2,419 71
Raymond James Financial Inc 1,112 134
Singapore Exchange Ltd 1,000 7
Synchrony Financial
(c)
312 13
T Rowe Price Group Inc
(e)
1,067 121
TPG Inc 1,400 62
Tradeweb Markets Inc
(c)
1,974 209
Visa Inc
(e)
2,027 573
Voya Financial Inc 1,338 91
$ 4,160

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0.53%
AES Corp/The
(c)
9,184 $ 139
Ameresco Inc
(f)
811 17
Chubu Electric Power Co Inc 13,900 173
Constellation Energy Corp
(e)
1,187 200
Duke Energy Corp
(e)
5,964 548
Edison International 1,602 109
Eversource Energy 1,107 65
Exelon Corp 4,146 148
Iberdrola SA 8,585 99
NRG Energy Inc
(e)
10,151 561
PG&E Corp 820 14
Portland General Electric Co 1,101 44
Public Service Enterprise Group Inc
(e)
940 59
$ 2,176
Electrical Components & Equipment - 0.26%
Acuity Brands Inc 124 31
AMETEK Inc
(c),(e)
1,636 295
Eaton Corp PLC 1,357 392
Emerson Electric Co 767 82
Energizer Holdings Inc 1,634 46
Generac Holdings Inc
(e),(f)
1,287 145
Novanta Inc
(f)
398 69
$ 1,060
Electronics - 0.50%
Amphenol Corp
(e)
2,814 307
Brady Corp 1,214 71
CTS Corp 1,369 61
Flex Ltd
(f)
2,600 73
Fortive Corp 294 25
Garmin Ltd 908 125
Honeywell International Inc
(e)
1,844 367
Hubbell Inc 111 42
Jabil Inc
(e)
1,368 197
Keysight Technologies Inc
(e),(f)
1,936 299
Mettler-Toledo International Inc
(e),(f)
145 181
Napco Security Technologies Inc 1,798 81
NEXTracker Inc
(f)
635 36
Shimadzu Corp 2,500 68
TTM Technologies Inc
(f)
4,185 62
Yokogawa Electric Corp 2,600 55
$ 2,050
Energy - Alternate Sources - 0.06%
Enphase Energy Inc
(f)
1,230 156
First Solar Inc
(f)
470 72
Shoals Technologies Group Inc
(f)
2,566 33
$ 261
Engineering & Construction - 0.32%
Acciona SA 1,157 129
AECOM
(c)
5,428 482
Aeroports de Paris SA 286 39
Fluor Corp
(f)
1,786 66
Jacobs Solutions Inc
(e)
1,758 258
Vinci SA 934 120
WSP Global Inc 1,400 222
$ 1,316
Entertainment - 0.24%
Caesars Entertainment Inc
(c),(e),(f)
6,694 291
DraftKings Inc
(f)
2,603 113
Genting Singapore Ltd 104,100 70
Live Nation Entertainment Inc
(c),(f)
2,120 206
Monarch Casino & Resort Inc 856 60
NEOGAMES SA
(f)
6,653 188
Universal Music Group NV 1,508 46
$ 974
Environmental Control - 0.19%
Casella Waste Systems Inc
(f)
544 49
Pentair PLC 1,066 83
Republic Services Inc
(c),(e)
1,067 196
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Veralto Corp
(e)
2,463 $ 213
Waste Connections Inc
(c)
1,329 221
$ 762
Food - 0.63%
Aeon Co Ltd 1,000 24
Albertsons Cos Inc 29,110 590
Campbell Soup Co
(e)
2,166 92
Conagra Brands Inc
(e)
5,845 164
General Mills Inc
(e)
2,263 145
George Weston Ltd 2,000 262
Hershey Co/The 457 86
Jeronimo Martins SGPS SA 5,321 127
Kellanova
(e)
3,078 170
Kraft Heinz Co/The
(e)
4,900 173
Kroger Co/The
(e)
977 48
Mondelez International Inc
(c),(e)
4,078 299
Seven & i Holdings Co Ltd 300 4
Sysco Corp
(e)
1,458 119
Tesco PLC 27,041 95
Tyson Foods Inc 2,001 109
Woolworths Group Ltd 3,022 64
$ 2,571
Food Service - 0.00%
Compass Group PLC 452 12
Forest Products & Paper - 0.03%
International Paper Co
(e)
2,756 97
Smurfit Kappa Group PLC 678 29
$ 126
Gas - 0.06%
New Jersey Resources Corp 1,539 64
Spire Inc 989 58
Tokyo Gas Co Ltd 3,100 68
UGI Corp 2,328 57
$ 247
Hand & Machine Tools - 0.17%
Kennametal Inc 2,203 56
Makita Corp 1,600 42
Schindler Holding AG - PC 569 150
Snap-on Inc
(e)
696 192
Stanley Black & Decker Inc
(e)
1,787 159
Techtronic Industries Co Ltd 8,553 92
$ 691
Healthcare - Products - 1.30%
Abbott Laboratories 198 24
ABIOMED Inc - Contingent Value Rights
(f),(g)
692 1
Agilent Technologies Inc 729 100
Allurion Technologies Inc - Warrants
(f)
931 —
Artivion Inc
(f)
3,311 64
Axonics Inc
(f)
19,903 1,352
Baxter International Inc
(e)
16,305 667
Carl Zeiss Meditec AG 209 26
Cochlear Ltd 16 4
Danaher Corp
(e)
1,700 431
DENTSPLY SIRONA Inc
(e)
1,763 58
DiaSorin SpA 158 16
Exact Sciences Corp
(f)
2,757 158
GE HealthCare Technologies Inc
(e)
1,845 169
Getinge AB 1,979 39
Glaukos Corp
(f)
254 23
Globus Medical Inc
(f)
933 50
Hologic Inc
(e),(f)
1,412 104
Inari Medical Inc
(f)
576 27
Inspire Medical Systems Inc
(f)
257 46
Insulet Corp
(c),(f)
1,099 180
Intuitive Surgical Inc
(f)
291 112
Koninklijke Philips NV 2,383 48
Lifco AB 2,040 54
Medtronic PLC 3,836 320

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Omnicell Inc
(f)
1,728 $ 45
PROCEPT BioRobotics Corp
(f)
1,657 80
Psyence Biomedical Ltd - Warrants
(f)
974 —
ResMed Inc 961 167
Sartorius Stedim Biotech 5 1
Shockwave Medical Inc
(f)
395 103
SI-BONE Inc
(f)
2,502 44
Stryker Corp
(c)
1,080 377
Sysmex Corp 500 28
Teleflex Inc 392 87
Thermo Fisher Scientific Inc
(e)
238 135
Twist Bioscience Corp
(f)
126 5
Zimmer Biomet Holdings Inc
(e)
1,278 159
$ 5,304
Healthcare - Services - 0.80%
Acadia Healthcare Co Inc
(f)
558 47
Amedisys Inc
(f)
4,297 400
Catalent Inc
(f)
12,642 725
Centene Corp
(c),(e),(f)
4,450 348
DaVita Inc
(e),(f)
1,462 186
Elevance Health Inc 65 33
Encompass Health Corp 691 51
Fresenius Medical Care AG 1,621 62
Fresenius SE & Co KGaA 173 5
HCA Healthcare Inc
(e)
498 155
Humana Inc 258 90
IQVIA Holdings Inc
(e),(f)
371 92
Medibank Pvt Ltd 46,531 109
Molina Healthcare Inc
(c),(e),(f)
666 262
Quest Diagnostics Inc 863 108
UnitedHealth Group Inc
(e)
1,195 590
$ 3,263
Holding Companies - Diversified - 0.92%
Achari Ventures Holdings Corp I - Warrants
(f)
3,610 —
Acropolis Infrastructure Acquisition Corp - Escrow
(f),(g)
5,690 —
Aimfinity Investment Corp I
(f)
2,172 24
Alchemy Investments Acquisition Corp 1
(f)
6,215 66
Alchemy Investments Acquisition Corp 1 - Warrants
(f)
3,107 1
Alpha Star Acquisition Corp
(f)
3,929 44
AltC Acquisition Corp
(f)
2,463 26
AltEnergy Acquisition Corp - Warrants
(f)
449 —
Amprius Technologies Inc - Warrants
(f)
3,707 1
AP Acquisition Corp
(f)
4,013 45
Ares Acquisition Corp II - Warrants
(f)
5,632 1
Arisz Acquisition Corp
(f)
2,926 18
Arogo Capital Acquisition Corp - Warrants
(f)
4,211 —
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
Bannix Acquisition Corp
(f)
293 3
Blue World Acquisition Corp
(f)
2,366 26
Bowen Acquisition Corp
(f)
3,937 41
Bukit Jalil Global Acquisition 1 Ltd
(f)
4,644 48
Bukit Jalil Global Acquisition 1 Ltd
(f)
2,239 —
Bukit Jalil Global Acquisition 1 Ltd - Warrants
(f)
1,119 —
byNordic Acquisition Corp
(f)
2,944 33
Capitalworks Emerging Markets Acquisition Corp
(f)
3,640 40
CARTESIAN GROWTH CORP II - Warrants
(f)
781 —
Cartica Acquisition Corp
(f)
4,375 48
CERo Therapeutics Holdings Inc - Warrants
(f)
449 —
Cetus Capital Acquisition Corp - Warrants
(f)
8,878 —
CF Acquisition Corp VII
(f)
14,669 159
Clean Energy Special Situations Corp
(f)
9,723 102
Colombier Acquisition Corp II
(f)
3,643 37
Concord Acquisition Corp II
(f)
19,537 205
Direct Selling Acquisition Corp
(f)
3,078 34
Distoken Acquisition Corp
(f)
3,061 33
ESGEN Acquisition Corp - Warrants
(f)
524 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
ESH Acquisition Corp - Rights
(f)
5,825 $ 1
EVe Mobility Acquisition Corp
(f)
6,459 70
EVe Mobility Acquisition Corp - Warrants
(f)
1,847 —
Evergreen Corp
(f)
3,948 45
Evergreen Corp - Warrants
(f)
4,211 —
Feutune Light Acquisition Corp
(f)
1,478 16
Fintech Ecosystem Development Corp
(f)
2,412 26
Fortune Rise Acquisition Corp
(f)
22,988 255
FTAC Emerald Acquisition Corp - Warrants
(f)
2,173 —
Global Blockchain Acquisition Corp - Warrants
(f)
10,160 —
Golden Star Acquisition Corp
(f)
4,252 45
Golden Star Acquisition Corp - Rights
(f)
3,462 1
Haymaker Acquisition Corp 4
(f)
4,740 49
Haymaker Acquisition Corp 4 - Warrants
(f)
2,370 —
Hudson Acquisition I Corp
(f)
2,353 25
Inflection Point Acquisition Corp II
(f)
6,766 71
Inflection Point Acquisition Corp II - Warrants
(f)
2,571 —
International Media Acquisition Corp - Warrants
(f)
2,300 —
Investcorp India Acquisition Corp
(f)
5,248 59
Iron Horse Acquisitions Corp
(f)
4,699 47
Jaws Mustang Acquisition Corp - Warrants
(f)
4,137 —
Keen Vision Acquisition Corp
(f)
10,678 111
Keen Vision Acquisition Corp - Warrants
(f)
10,678 —
Learn CW Investment Corp
(f)
11,824 130
Mountain & Co I Acquisition Corp
(f)
12,979 148
Nabors Energy Transition Corp II - Warrants
(f)
3,623 —
New Horizon Aircraft Ltd - Warrants
(f)
14,777 —
Oak Woods Acquisition Corp
(f)
4,220 45
Oak Woods Acquisition Corp - Warrants
(f)
10,768 —
Papaya Growth Opportunity Corp I - Warrants
(f)
1,648 —
Patria Latin American Opportunity Acquisition
Corp
(f)
20,882 236
Perception Capital Corp III
(f)
1,361 15
Pershing Square Tontine Holdings Ltd
(f),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(f),(g)
3,910 —
Plum Acquisition Corp I
(f)
2,911 32
Plum Acquisition Corp I - Warrants
(f)
1,370 —
Plutonian Acquisition Corp
(f)
4,003 43
Power & Digital Infrastructure Acquisition II Corp
(f)
274 3
PowerUp Acquisition Corp
(f)
574 6
Project Energy Reimagined Acquisition Corp
(f)
4,045 43
Pyrophyte Acquisition Corp - Warrants
(f)
600 —
Rigel Resource Acquisition Corp
(f)
33,847 376
Ross Acquisition Corp II
(f)
6,239 69
Roth CH Acquisition Co
(f)
4,334 48
Screaming Eagle Acquisition Corp - Warrants
(f)
2,640 1
Slam Corp - Warrants
(f)
6,312 1
Spark I Acquisition Corp
(f)
8,467 109
Spring Valley Acquisition Corp II - Rights
(f)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(f)
551 —
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
TenX Keane Acquisition
(f)
3,330 37
TLGY Acquisition Corp
(f)
7,042 79
TMT Acquisition Corp
(f)
5,334 57
TMT Acquisition Corp - Rights
(f)
3,938 1
TortoiseEcofin Acquisition Corp III
(f)
27,807 298
Tristar Acquisition I Corp
(f)
5,592 61
Twelve Seas Investment Co II
(f)
4,742 51
Viveon Health Acquisition Corp
(f)
1,409 15
Volato Group Inc - Warrants
(f)
1,728 —
$ 3,760
Home Builders - 0.25%
DR Horton Inc
(c),(e)
118 17
Lennar Corp - A Shares
(c)
1,739 276
MDC Holdings Inc 2,064 130
Persimmon PLC 10,504 181
PulteGroup Inc
(e)
2,015 218
Sekisui Chemical Co Ltd 2,000 28

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Skyline Champion Corp
(f)
2,093 $ 176
$ 1,026
Home Furnishings - 0.03%
MillerKnoll Inc 2,205 68
Xperi Inc
(f)
4,946 54
$ 122
Insurance - 1.32%
Aflac Inc
(e)
172 14
Allstate Corp/The 918 147
American Equity Investment Life Holding Co
(f)
13,114 728
Assurant Inc
(e)
578 105
Berkshire Hathaway Inc - Class B
(c),(e),(f)
1,677 687
Brown & Brown Inc
(e)
3,001 252
Chubb Ltd 2,065 519
Cincinnati Financial Corp
(c)
904 103
Equitable Holdings Inc 2,222 76
Everest Group Ltd
(c)
632 233
Gjensidige Forsikring ASA 8,831 140
Globe Life Inc 758 96
Hartford Financial Services Group Inc/The
(e)
771 74
iA Financial Corp Inc 1,000 62
Kemper Corp 950 55
Lancashire Holdings Ltd 7,285 60
Loews Corp
(e)
2,801 211
Marsh & McLennan Cos Inc
(e)
1,988 402
MetLife Inc
(e)
3,892 271
MS&AD Insurance Group Holdings Inc 3,200 160
National Western Life Group Inc 677 329
NMI Holdings Inc
(f)
1,866 56
ProAssurance Corp 3,866 48
Progressive Corp/The 139 26
Prudential Financial Inc
(e)
574 63
SiriusPoint Ltd
(f)
5,086 62
Sompo Holdings Inc 600 35
Travelers Cos Inc/The
(e)
291 64
Tryg A/S 5,816 124
W R Berkley Corp
(c)
737 62
Willis Towers Watson PLC 511 139
$ 5,403
Internet - 2.43%
Alphabet Inc - A Shares
(c),(e),(f)
12,542 1,737
Alphabet Inc - C Shares
(f)
811 113
Amazon.com Inc
(c),(e),(f)
11,319 2,000
Booking Holdings Inc
(c),(e)
71 246
CDW Corp/DE
(e)
306 75
Criteo SA ADR
(f)
1,322 43
DoorDash Inc - Class A
(c),(f)
550 69
eBay Inc
(e)
3,479 165
Etsy Inc
(f)
16,900 1,212
Eventbrite Inc
(f)
5,934 33
Expedia Group Inc
(e),(f)
1,728 236
F5 Inc
(c),(e),(f)
1,205 226
Gen Digital Inc
(e)
20,285 436
GoDaddy Inc
(c),(f)
388 44
Hims & Hers Health Inc
(f)
7,089 92
M3 Inc 3,500 50
Magnite Inc
(f)
7,185 86
Match Group Inc
(f)
316 11
MercadoLibre Inc
(c),(f)
27 43
Meta Platforms Inc
(c),(e)
2,963 1,452
Netflix Inc
(c),(e),(f)
1,178 711
Palo Alto Networks Inc
(f)
10 3
Pinterest Inc
(c),(f)
4,446 164
Roku Inc
(c),(f)
113 7
Shopify Inc
(f)
714 55
Spotify Technology SA
(f)
396 102
Trend Micro Inc/Japan 1,900 94
Uber Technologies Inc
(f)
1,872 149
VeriSign Inc
(c),(e),(f)
1,080 211
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Ziff Davis Inc
(f)
457 $ 31
ZOZO Inc 1,300 30
$ 9,926
Iron & Steel - 0.55%
ArcelorMittal SA 1,109 29
BlueScope Steel Ltd 1,209 18
Carpenter Technology Corp 1,160 75
Fortescue Ltd 9,168 154
Nucor Corp
(e)
379 73
Reliance Inc 314 101
Steel Dynamics Inc
(e)
649 87
United States Steel Corp 35,738 1,692
$ 2,229
Leisure Products & Services - 0.01%
YETI Holdings Inc
(f)
690 28
Lodging - 0.18%
Hilton Grand Vacations Inc
(f)
1,745 78
Hilton Worldwide Holdings Inc
(c)
260 54
InterContinental Hotels Group PLC 93 10
Las Vegas Sands Corp 1,985 108
Marriott International Inc/MD
(e)
1,162 290
MGM Resorts International
(e),(f)
2,195 95
Wyndham Hotels & Resorts Inc 1,054 81
$ 716
Machinery - Construction & Mining - 0.21%
BWX Technologies Inc 934 94
Caterpillar Inc
(c),(e)
2,066 690
Komatsu Ltd 2,000 58
Vertiv Holdings Co 59 4
$ 846
Machinery - Diversified - 0.39%
Applied Industrial Technologies Inc 439 83
Cactus Inc 1,149 53
CNH Industrial NV
(c)
829 10
Deere & Co 50 18
Dover Corp 729 121
Ichor Holdings Ltd
(f)
1,551 67
Ingersoll Rand Inc
(e)
1,764 161
Kone Oyj 64 3
Middleby Corp/The
(f)
566 86
Otis Worldwide Corp
(c),(e)
4,460 425
Toro Co/The 450 42
Wartsila OYJ Abp 3,429 53
Westinghouse Air Brake Technologies Corp
(c)
1,448 204
Xylem Inc/NY
(c)
1,806 230
Zurn Elkay Water Solutions Corp 1,679 53
$ 1,609
Media - 0.74%
Altice USA Inc
(f)
22,876 68
Charter Communications Inc
(f)
147 43
Comcast Corp - Class A
(e)
5,780 247
Endeavor Group Holdings Inc
(c)
83,999 2,020
iHeartMedia Inc
(f)
5,535 15
Liberty Media Corp-Liberty Formula One - C
Shares
(f)
1,151 84
Liberty Media Corp-Liberty SiriusXM - A Shares
(f)
9,473 276
News Corp - A Shares
(e)
2,808 76
Walt Disney Co/The
(e)
1,436 160
Warner Bros Discovery Inc
(f)
1,024 9
Wolters Kluwer NV 238 38
$ 3,036
Metal Fabrication & Hardware - 0.09%
SKF AB 5,034 110
Tenaris SA 12,117 215
Xometry Inc
(f)
2,525 50
$ 375

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.52%
BHP Group Ltd 1,274 $ 37
Compass Minerals International Inc 1,081 25
Ecobat Holdings, Inc - Class B
(f)
2,998 1,574
Freeport-McMoRan Inc
(c)
1,092 42
Kinross Gold Corp 18,000 88
Lundin Mining Corp 900 7
MP Materials Corp
(f)
1,659 25
Newmont Corp
(c)
3,660 114
Northern Star Resources Ltd 9,532 79
Rio Tinto PLC ADR 1,790 115
$ 2,106
Miscellaneous Manufacturers - 0.66%
3M Co
(c)
1,108 102
A O Smith Corp
(c),(e)
5,790 480
Alfa Laval AB 919 35
Axon Enterprise Inc
(c),(f)
401 123
Fabrinet
(f)
87 19
General Electric Co
(e)
6,082 954
Illinois Tool Works Inc
(c),(e)
484 127
Parker-Hannifin Corp
(e)
853 457
Sturm Ruger & Co Inc 920 40
Textron Inc
(c),(e)
3,956 352
$ 2,689
Office & Business Equipment - 0.01%
Canon Inc 1,400 41
Office Furnishings - 0.02%
Interface Inc 5,810 91
Oil & Gas - 3.50%
APA Corp
(e)
9,252 276
Canadian Natural Resources Ltd 3,649 254
Chevron Corp
(c)
20 3
ConocoPhillips
(e)
2,132 240
Coterra Energy Inc 1,171 30
Devon Energy Corp
(c),(e)
6,141 271
Diamondback Energy Inc 1,186 216
Enerplus Corp 13,048 231
EOG Resources Inc
(e)
1,735 199
Exxon Mobil Corp
(c),(e)
3,515 368
Hess Corp
(c)
32,971 4,805
Idemitsu Kosan Co Ltd 3,500 22
Inpex Corp 2,500 33
Marathon Petroleum Corp
(e)
824 139
Occidental Petroleum Corp
(e)
1,024 62
Patterson-UTI Energy Inc 3,333 39
PBF Energy Inc 1,413 66
Phillips 66
(e)
2,391 341
Pioneer Natural Resources Co
(c),(e)
25,260 5,941
Seadrill Ltd
(f)
798 34
Southwestern Energy Co
(f)
83,821 584
Texas Pacific Land Corp
(c)
42 66
Viper Energy Inc 2,497 90
$ 14,310
Oil & Gas Services - 0.25%
Baker Hughes Co
(c),(e)
5,510 163
ChampionX Corp 1,826 57
DMC Global Inc
(f)
2,929 49
Halliburton Co
(e)
6,933 243
Helix Energy Solutions Group Inc
(f)
5,293 48
Liberty Energy Inc 3,166 68
Schlumberger NV
(c)
5,805 280
Select Water Solutions Inc 6,582 56
Tidewater Inc
(f)
883 62
$ 1,026
Packaging & Containers - 0.79%
CCL Industries Inc 2,500 127
Packaging Corp of America
(e)
1,380 250
Westrock Co
(c),(e)
63,047 2,856
$ 3,233
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1.47%
AbbVie Inc
(e)
2,436 $ 429
Agios Pharmaceuticals Inc
(f)
210 7
Amylyx Pharmaceuticals Inc
(f)
151 3
Arvinas Inc
(f)
104 5
AstraZeneca PLC ADR 2,126 136
Becton Dickinson & Co
(e)
623 147
Bristol-Myers Squibb Co
(c),(e)
6,852 348
Cardinal Health Inc
(e)
1,524 171
Cencora Inc
(e)
926 218
Chugai Pharmaceutical Co Ltd 2,100 84
Cigna Group/The
(e)
419 141
Corcept Therapeutics Inc
(f)
237 6
CVS Health Corp
(e)
1,282 95
Dexcom Inc
(c),(f)
1,267 145
Eli Lilly & Co
(e)
528 398
GSK PLC 3,597 75
Harmony Biosciences Holdings Inc
(f)
102 3
Ironwood Pharmaceuticals Inc
(f)
506 5
Jazz Pharmaceuticals PLC
(c),(f)
1,382 164
Johnson & Johnson
(e)
2,951 476
Kura Oncology Inc
(f)
155 3
Kyowa Kirin Co Ltd 1,500 30
Longboard Pharmaceuticals Inc
(f)
452 10
Marinus Pharmaceuticals Inc
(f)
186 2
McKesson Corp 145 76
Merck & Co Inc
(e)
3,206 407
Merus NV
(f)
445 22
Morphic Holding Inc
(f)
442 16
Neurocrine Biosciences Inc
(c),(f)
83 11
Novartis AG 2,141 216
Novo Nordisk A/S 4,561 544
Ono Pharmaceutical Co Ltd 10,800 179
Pacira BioSciences Inc
(f)
2,046 61
Pfizer Inc 5,904 157
Phibro Animal Health Corp 152 2
Premier Inc 1,531 32
Recordati Industria Chimica e Farmaceutica SpA 4,710 264
Revance Therapeutics Inc
(f)
238 2
Rhythm Pharmaceuticals Inc
(f)
91 4
Roche Holding AG 136 36
Shionogi & Co Ltd 7,900 393
Supernus Pharmaceuticals Inc
(f)
174 5
Vaxcyte Inc
(f)
743 55
Verona Pharma PLC ADR
(f)
1,039 18
Viatris Inc
(e)
15,962 197
Voyager Therapeutics Inc
(f)
150 1
Y-mAbs Therapeutics Inc
(f)
109 2
Zoetis Inc
(c)
944 187
$ 5,988
Pipelines - 0.10%
Cheniere Energy Inc
(c)
419 65
Enbridge Inc 2,317 80
Kinder Morgan Inc
(e)
3,924 68
Southcross Holdings
(f),(g)
615,976 —
Targa Resources Corp
(c)
1,305 128
Williams Cos Inc/The 2,144 77
$ 418
Private Equity - 0.08%
Blackstone Inc 345 44
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,307 33
KKR & Co Inc 662 65
Partners Group Holding AG 123 177
$ 319
Real Estate - 0.24%
CBRE Group Inc
(e),(f)
1,217 112
LEG Immobilien SE 1,101 81
Marcus & Millichap Inc 1,653 61
McGrath RentCorp 4,764 593

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sagax AB 898 $ 21
Swiss Prime Site AG 691 66
Tricon Residential Inc 5,259 58
$ 992
REITs - 1.16%
Alexandria Real Estate Equities Inc
(e)
645 80
American Tower Corp
(e)
2,414 480
AvalonBay Communities Inc
(e)
894 158
Camden Property Trust
(e)
730 69
CareTrust REIT Inc 3,053 69
Covivio SA/France 4,245 191
Crown Castle Inc 14,282 1,570
Digital Realty Trust Inc
(e)
1,484 218
Equinix Inc 114 101
Extra Space Storage Inc
(e)
1,080 153
Healthpeak Properties Inc
(c),(e)
13,067 219
Japan Metropolitan Fund Invest 309 182
Land Securities Group PLC 4,254 33
Mid-America Apartment Communities Inc
(c)
104 13
Pebblebrook Hotel Trust 4,300 68
Piedmont Office Realty Trust Inc 9,285 58
Prologis Inc
(e)
343 46
Realty Income Corp
(e)
3,004 157
Rithm Capital Corp 4,957 54
Ryman Hospitality Properties Inc 598 71
SBA Communications Corp 31 6
Simon Property Group Inc
(e)
975 144
UDR Inc 2,171 77
Uniti Group Inc 11,219 66
VICI Properties Inc
(c),(e)
11,914 357
Warehouses De Pauw CVA 875 23
Welltower Inc
(e)
934 86
$ 4,749
Retail - 1.53%
Abercrombie & Fitch Co
(f)
278 35
Alimentation Couche-Tard Inc 1,200 74
AutoZone Inc
(e),(f)
45 135
Avolta AG
(f)
196 8
Bath & Body Works Inc
(c)
1,323 60
Best Buy Co Inc
(e)
866 70
Boot Barn Holdings Inc
(f)
344 32
Burlington Stores Inc
(f)
1,329 273
Chipotle Mexican Grill Inc
(c),(f)
4 11
Costco Wholesale Corp
(c),(e)
676 503
Cracker Barrel Old Country Store Inc 822 54
Darden Restaurants Inc
(c)
102 17
Dick's Sporting Goods Inc 1,185 211
Dollar Tree Inc
(f)
631 93
Dollarama Inc 500 39
Domino's Pizza Inc
(c)
459 206
Fast Retailing Co Ltd 1,000 290
Freshpet Inc
(f)
990 112
Genuine Parts Co
(e)
756 113
Home Depot Inc/The
(e)
868 331
Industria de Diseno Textil SA 3,297 147
Lowe's Cos Inc
(e)
286 69
Lululemon Athletica Inc
(c),(f)
594 277
McDonald's Corp
(e)
1,694 495
O'Reilly Automotive Inc
(c),(f)
111 120
Pan Pacific International Holdings Corp 5,400 127
Ross Stores Inc
(c)
2,080 310
Starbucks Corp
(e)
1,408 133
Target Corp
(c)
1,070 164
TJX Cos Inc/The
(e)
5,174 513
Ulta Beauty Inc
(f)
514 282
USS Co Ltd 9,200 160
Walmart Inc
(e)
6,007 352
Wesfarmers Ltd 3,655 159
Wingstop Inc 132 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc
(c),(e)
1,486 $ 206
$ 6,227
Savings & Loans - 0.03%
New York Community Bancorp Inc 9,847 47
Pacific Premier Bancorp Inc 2,473 57
WSFS Financial Corp 929 39
$ 143
Semiconductors - 2.10%
Advanced Micro Devices Inc
(f)
570 110
Applied Materials Inc
(c),(e)
1,689 341
ASML Holding NV 618 586
Broadcom Inc
(c),(e)
618 805
Entegris Inc
(c)
123 16
Intel Corp
(c)
942 41
KLA Corp
(c),(e)
526 359
Lam Research Corp
(c),(e)
275 258
Lasertec Corp 200 54
Microchip Technology Inc
(e)
1,504 127
Micron Technology Inc 3,762 341
MKS Instruments Inc 296 36
Monolithic Power Systems Inc
(c)
45 32
NVIDIA Corp
(c),(e)
3,482 2,755
NXP Semiconductors NV
(c)
1,906 475
Qorvo Inc
(e),(f)
1,750 200
QUALCOMM Inc
(e)
5,234 826
Renesas Electronics Corp 6,200 102
Samsung Electronics Co Ltd 818 45
Semtech Corp
(f)
2,457 52
Silicon Motion Technology Corp ADR 1,005 71
SiTime Corp
(f)
221 20
Skyworks Solutions Inc
(e)
2,799 294
SUMCO Corp 9,100 143
Synaptics Inc
(f)
295 29
Texas Instruments Inc 1,446 242
Tokyo Electron Ltd 600 149
Tower Semiconductor Ltd
(f)
2,063 68
$ 8,577
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc
(e)
412 120
Software - 2.19%
Adeia Inc 4,451 50
Adobe Inc
(e),(f)
557 312
Agilysys Inc
(f)
755 59
Airship AI Holdings Inc - Warrants
(f)
42,462 3
ANSYS Inc
(f)
335 112
Autodesk Inc
(c),(f)
375 97
Broadridge Financial Solutions Inc 22 4
Cadence Design Systems Inc
(c),(e),(f)
467 142
Clearwater Analytics Holdings Inc
(f)
585 10
Cloudflare Inc
(c),(f)
1,545 152
Constellation Software Inc/Canada - Warrants
(f),(g)
153 —
Dassault Systemes SE 821 38
Datadog Inc
(c),(f)
1,351 178
DocuSign Inc
(c),(f)
2,427 129
DoubleVerify Holdings Inc
(f)
1,423 44
Duolingo Inc
(f)
69 16
Dynatrace Inc
(c),(f)
1,036 51
Electronic Arts Inc
(e)
1,235 172
Fair Isaac Corp
(e),(f)
141 179
Fidelity National Information Services Inc
(c)
371 26
Fiserv Inc
(e),(f)
2,110 315
Five9 Inc
(f)
601 37
Gitlab Inc
(f)
934 67
Global-e Online Ltd
(f)
1,053 36
Intapp Inc
(f)
579 23
Intuit Inc 172 114
Jamf Holding Corp
(f)
2,013 36
LeddarTech Holdings Inc - Warrants
(f)
2,297 —
Manhattan Associates Inc
(f)
154 39

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp
(c),(e)
7,234 $ 2,992
MINDBODY Inc
(f),(g)
9,229 337
MongoDB Inc
(f)
159 71
MSCI Inc
(c)
333 187
Nemetschek SE 279 27
Nexon Co Ltd 8,600 140
Open Text Corp 1,400 54
Oracle Corp 205 23
PowerSchool Holdings Inc
(f)
2,195 46
Roper Technologies Inc
(e)
92 50
Salesforce Inc
(c),(e)
2,621 810
SAP SE 380 71
ServiceNow Inc
(c),(e),(f)
274 212
Snowflake Inc - Class A
(c),(f)
573 108
SolarWinds Corp
(f)
4,752 57
Splunk Inc
(f)
2,759 431
Synopsys Inc
(e),(f)
61 35
Take-Two Interactive Software Inc
(f)
65 10
Temenos AG 1,188 89
UiPath Inc
(f)
587 14
Unity Software Inc
(c),(f)
1,322 39
Veeva Systems Inc
(c),(f)
1,122 253
Veradigm Inc
(f)
5,932 35
Verint Systems Inc
(f)
2,281 72
Verra Mobility Corp
(f)
3,625 78
Workday Inc
(c),(f)
534 158
Zoom Video Communications Inc
(c),(f)
1,334 94
$ 8,934
Telecommunications - 0.58%
Arista Networks Inc
(c),(f)
307 85
AT&T Inc
(e)
4,610 78
Calix Inc
(f)
1,204 42
Cisco Systems Inc
(e)
5,779 279
Elisa Oyj 1,266 57
InterDigital Inc 607 65
Juniper Networks Inc 26,219 971
Motorola Solutions Inc
(c),(e)
681 225
SoftBank Group Corp 500 30
Telia Co AB 15,034 36
Telstra Group Ltd 2,529 6
T-Mobile US Inc
(e)
1,713 280
Verizon Communications Inc
(e)
3,646 146
Vodafone Group PLC 67,469 59
$ 2,359
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 800 45
Transportation - 0.40%
Central Japan Railway Co 5,000 126
CSX Corp
(e)
5,184 197
Euronav NV 15,053 267
FedEx Corp
(e)
900 224
Freightos Ltd - Warrants
(f)
388 —
Knight-Swift Transportation Holdings Inc 1,970 111
Marten Transport Ltd 2,704 51
Nippon Express Holdings Inc 1,000 53
Old Dominion Freight Line Inc
(e)
113 50
Ryder System Inc 576 66
Union Pacific Corp
(e)
878 222
United Parcel Service Inc
(e)
1,769 262
$ 1,629
Trucking & Leasing - 0.02%
Greenbrier Cos Inc/The 1,521 79
TOTAL COMMON STOCKS $ 157,727
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Commercial Services - 0.02%
Clarivate PLC 5.25%, 06/01/2024 2,942 $ 85
CONVERTIBLE PREFERRED STOCKS
(continued) Shares Held Value (000’s)
Pipelines - 0.01%
El Paso Energy Capital Trust I 4.75%, 03/31/2028 452 $ 22
Southcross Energy Series A 0.00%
(f),(g)
2,399,339 —
$ 22
TOTAL CONVERTIBLE PREFERRED STOCKS $ 107
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 31
Automobile Manufacturers - 0.00%
Dr Ing hc F Porsche AG 1.01%
(i)
191 18
Commercial Services - 0.09%
Textainer Group Holdings Ltd 6.25%, 12/15/2026
(j)
5,211 129
Textainer Group Holdings Ltd 7.00%, 06/15/2026
(j)
9,605 239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.13%
$ 368
Pipelines - 0.10%
NuStar Energy LP 11.28%, 04/01/2024
(j)
5,370 136
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
NuStar Energy LP 12.41%, 04/01/2024
(j)
2,870 73
CME Term Secured Overnight Financing
Rate 3 Month + 7.03%
NuStar Energy LP 12.53%, 04/01/2024
(j)
1,414 36
3 Month USD LIBOR + 6.88%
NuStar Logistics LP 12.31%, 01/15/2043 6,111 159
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 404
TOTAL PREFERRED STOCKS $ 821
BONDS - 34.68%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 316
Aerospace & Defense - 0.14%
Bombardier Inc
7.88%, 04/15/2027
(i)
139 139
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(i)
200 209
RTX Corp
5.00%, 02/27/2026 65 65
Triumph Group Inc
7.75%, 08/15/2025 149 149
$ 562
Agriculture - 0.09%
Vector Group Ltd
10.50%, 11/01/2026
(i)
352 354
Airlines - 0.10%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 133 127
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 274 253
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 07/15/2027 11 11
$ 391
Automobile Asset Backed Securities - 0.80%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 103
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 319
7.24%, 06/20/2029
(i)
100 103
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 21 19

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 $ 79 $ 77
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 128
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 212
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(i)
115 108
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 148
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 115
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 101
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
48 48
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 100
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 129
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(i)
205 193
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 114
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 25
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 241
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 51
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 145
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 156
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 225 213
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 124
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 101
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 113
$ 3,267
Automobile Manufacturers - 0.71%
American Honda Finance Corp
1.50%, 01/13/2025 900 871
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 33
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 93
3 Month USD LIBOR + 3.60%
6.00%, 01/09/2028 160 163
6.50%, 09/30/2028
(j),(k)
75 71
3 Month USD LIBOR + 3.44%
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 404
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 876
4.40%, 09/20/2024 385 383
$ 2,894
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 3.20%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 $ 410 $ 414
Banca Comerciala Romana SA
7.63%, 05/19/2027
(k)
EUR 300 342
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(k)
400 458
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(j),(k),(l)
$ 425 404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 199
Bank of America Corp
2.48%, 09/21/2036
(k)
95 75
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
160 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of New York Mellon Corp/The
5.95%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
295 247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(k),(l)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
8.45%, 06/29/2038
(i),(k),(l)
725 766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 425 429
Ceska sporitelna AS
5.74%, 03/08/2028
(k)
300 335
3 Month Euro Interbank Offered Rate +
2.35%
5.94%, 06/29/2027
(k)
100 112
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 $ 250 251
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 164
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(k)
410 412
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
6.25%, 03/09/2034
(k)
850 882
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 267
JPMorgan Chase & Co
0.00%, 12/05/2033
(f),(i)
TRY 295,000 386
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
$ 390 388
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
2.48%, 09/16/2036
(k)
$ 290 $ 227
Secured Overnight Financing Rate + 1.36%
6.49%, 04/17/2025 380 380
Secured Overnight Financing Rate + 1.17%
Nova Kreditna Banka Maribor dd
7.38%, 06/29/2026
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
3.50%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
400 439
3 Month Euro Interbank Offered Rate +
3.93%
Societe Generale SA
6.07%, 01/19/2035
(i),(k)
$ 225 222
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
375 311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
6.10%, 01/11/2035
(i),(k)
600 605
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(k)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.19%, 07/06/2027
(i),(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
6.19%, 07/06/2027
(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
TC Ziraat Bankasi AS
9.50%, 08/01/2026 400 422
UBS AG/London
5.80%, 09/11/2025 410 413
UBS Group AG
2.19%, 06/05/2026
(i),(k)
250 239
Secured Overnight Financing Rate + 2.04%
5.70%, 02/08/2035
(i),(k)
250 247
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
6.44%, 08/11/2028
(i),(k)
250 257
Secured Overnight Financing Rate + 3.70%
UniCredit SpA
2.57%, 09/22/2026
(i),(k)
350 331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
6.67%, 04/25/2026 380 383
Secured Overnight Financing Rate + 1.32%
Yapi ve Kredi Bankasi AS
9.25%, 10/16/2028 600 637
$ 13,063
Biotechnology - 0.07%
Amgen Inc
5.25%, 03/02/2025 280 279
Building Materials - 0.54%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
260 227
5.13%, 06/08/2026
(i),(j),(k)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 360
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cemex SAB de CV   (continued)
9.13%, 03/14/2028
(i),(j),(k)
$ 200 $ 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(j),(k)
400 427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
PGT Innovations Inc
4.38%, 10/01/2029
(i)
774 779
$ 2,196
Chemicals - 0.36%
Celanese US Holdings LLC
6.70%, 11/15/2033 185 195
MEGlobal BV
4.25%, 11/03/2026 200 192
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 525
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
550 567
$ 1,479
Coal - 0.16%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(i)
665 666
Commercial Mortgage Backed Securities - 0.74%
BPR Trust 2021-NRD
12.19%, 12/15/2038
(i)
140 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
8.32%, 05/15/2039
(i)
245 247
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.89%, 05/10/2047
(i),(m)
135 93
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
107 94
COMM 2012-LC4 Mortgage Trust
5.37%, 12/10/2044
(m)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 560
DC Commercial Mortgage Trust 2023-DC
7.14%, 09/12/2040
(i),(m)
110 113
Extended Stay America Trust 2021-ESH
9.13%, 07/15/2038
(i)
110 110
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
7.23%, 12/15/2039
(i)
110 109
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Med Trust 2021-MDLN
7.23%, 11/15/2038
(i)
100 98
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(m)
243 225
5.21%, 06/15/2044
(i),(m)
160 121
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(f),(g),(i)
170 56
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(f),(g),(i)
645 32
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.96%, 07/15/2046
(m)
153 142

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2016-C36
4.12%, 11/15/2059
(m)
$ 100 $ 78
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(i),(m)
108 30
WFRBS Commercial Mortgage Trust 2011-C4
4.98%, 06/15/2044
(i),(m)
845 711
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 82
$ 3,029
Commercial Services - 0.59%
Carriage Services Inc
4.25%, 05/15/2029
(i)
981 853
La Financiere Atalian SASU
4.00%, 05/15/2024 EUR 177 156
5.13%, 05/15/2025 169 141
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
$ 182 178
S&P Global Inc
5.25%, 09/15/2033
(i)
75 76
Valvoline Inc
4.25%, 02/15/2030
(i)
701 696
Verscend Escrow Corp
9.75%, 08/15/2026
(i)
312 313
$ 2,413
Computers - 0.06%
Leidos Inc
5.75%, 03/15/2033 150 152
Western Digital Corp
2.85%, 02/01/2029 120 101
$ 253
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.79%, 11/15/2028
(i)
100 101
Diversified Financial Services - 1.17%
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 54
6.50%, 07/18/2028
(i)
145 146
American Express Co
6.04%, 05/03/2024 380 380
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(i)
255 227
Aviation Capital Group LLC
6.75%, 10/25/2028
(i)
350 363
Intercontinental Exchange Inc
3.65%, 05/23/2025 157 154
NFP Corp
4.88%, 08/15/2028
(i)
493 492
6.88%, 08/15/2028
(i)
1,269 1,289
OneMain Finance Corp
3.50%, 01/15/2027 195 180
3.88%, 09/15/2028 20 17
4.00%, 09/15/2030 40 34
5.38%, 11/15/2029 50 46
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(i)
680 626
3.63%, 03/01/2029
(i)
285 253
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
255 212
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 316
$ 4,793
Electric - 0.30%
Comision Federal de Electricidad
5.00%, 09/29/2036 494 433
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 $ 385 $ 383
6.05%, 03/01/2025 45 45
NPC Ukrenergo
0.00%, 11/09/2028
(f),(i)
425 146
Pacific Gas and Electric Co
4.30%, 03/15/2045 155 121
Southern Co/The
5.70%, 03/15/2034 100 102
$ 1,230
Electronics - 0.05%
Trimble Inc
6.10%, 03/15/2033 175 183
Energy - Alternate Sources - 0.27%
Energo-Pro AS
8.50%, 02/04/2027 500 501
8.50%, 02/04/2027
(i)
225 226
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
375 371
$ 1,098
Engineering & Construction - 0.29%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 300 297
IEA Energy Services LLC
6.63%, 08/15/2029
(i)
140 134
IHS Netherlands Holdco BV
8.00%, 09/18/2027 825 737
$ 1,168
Entertainment - 0.28%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 236
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
506 508
7.25%, 11/15/2029
(i)
115 118
7.50%, 09/01/2031
(i)
40 42
Warnermedia Holdings Inc
4.05%, 03/15/2029 50 46
4.28%, 03/15/2032 195 172
$ 1,122
Food - 0.43%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.00%, 02/02/2029 70 62
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
700 736
Pilgrim's Pride Corp
6.88%, 05/15/2034 285 300
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(i)
638 653
$ 1,751
Food Service - 0.05%
Aramark Services Inc
5.00%, 04/01/2025
(i)
222 221
Healthcare - Products - 0.04%
Solventum Corp
5.90%, 04/30/2054
(i)
185 181
Healthcare - Services - 0.36%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(i)
165 159
3.50%, 04/01/2030
(i)
126 121
Centene Corp
2.50%, 03/01/2031 20 17
3.00%, 10/15/2030 110 94
3.38%, 02/15/2030 185 163
4.63%, 12/15/2029 480 454

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
5.60%, 04/01/2034 $ 380 $ 378
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
80 75
$ 1,461
Insurance - 0.03%
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
40 33
4.40%, 10/15/2029
(i)
90 82
$ 115
Internet - 0.64%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,280
Netflix Inc
4.88%, 06/15/2030
(i)
230 228
5.38%, 11/15/2029
(i)
35 36
5.88%, 11/15/2028 145 150
Uber Technologies Inc
4.50%, 08/15/2029
(i)
440 412
6.25%, 01/15/2028
(i)
55 55
7.50%, 09/15/2027
(i)
450 460
$ 2,621
Investment Companies - 0.33%
Ares Capital Corp
2.88%, 06/15/2028 245 215
3.20%, 11/15/2031 225 183
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 404
Blue Owl Capital Corp
2.88%, 06/11/2028 260 227
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 5 5
5.25%, 05/15/2027 215 197
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 110 109
New Mountain Finance Corp
6.88%, 02/01/2029 15 15
$ 1,365
Iron & Steel - 0.40%
ArcelorMittal SA
6.80%, 11/29/2032 190 201
CSN Inova Ventures
6.75%, 01/28/2028 600 582
Samarco Mineracao SA
9.50%, PIK 0.00%; 06/30/2031
(m),(n)
691 634
Usiminas International Sarl
5.88%, 07/18/2026 200 197
$ 1,614
Leisure Products & Services - 0.32%
Carnival Corp
5.75%, 03/01/2027
(i)
346 342
NCL Corp Ltd
5.88%, 03/15/2026
(i)
220 215
5.88%, 02/15/2027
(i)
85 84
8.13%, 01/15/2029
(i)
170 179
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 39
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 34
5.50%, 04/01/2028
(i)
215 211
6.25%, 03/15/2032
(i),(o)
70 70
VOC Escrow Ltd
5.00%, 02/15/2028
(i)
135 130
$ 1,304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.31%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(i)
$ 105 $ 97
Marriott International Inc/MD
5.30%, 05/15/2034 85 84
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(i)
80 72
Melco Resorts Finance Ltd
5.75%, 07/21/2028 425 398
MGM China Holdings Ltd
5.25%, 06/18/2025 200 196
Travel + Leisure Co
4.50%, 12/01/2029
(i)
100 91
4.63%, 03/01/2030
(i)
145 131
Wynn Macau Ltd
5.50%, 01/15/2026 200 194
$ 1,263
Machinery - Diversified - 0.03%
John Deere Capital Corp
1.25%, 01/10/2025 130 126
Media - 0.92%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
1,080 1,021
5.50%, 05/01/2026
(i)
30 29
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 40
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 295 190
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 476
4.63%, 12/01/2030
(i)
850 473
DISH DBS Corp
5.13%, 06/01/2029 175 75
5.25%, 12/01/2026
(i)
715 571
5.75%, 12/01/2028
(i)
190 132
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 400 348
5.50%, 01/14/2032 200 174
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
245 176
$ 3,742
Mining - 0.95%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
620 620
7.50%, 04/01/2025
(i)
200 200
9.38%, 03/01/2029
(i)
525 544
Glencore Funding LLC
2.85%, 04/27/2031
(i)
315 269
6.38%, 10/06/2030
(i)
175 184
6.50%, 10/06/2033
(i)
1,030 1,099
Volcan Cia Minera SAA
4.38%, 02/11/2026
(i)
15 9
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
200 206
9.50%, 10/06/2028
(i)
525 545
9.50%, 10/06/2028 200 208
$ 3,884
Mortgage Backed Securities - 0.64%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(i),(m)
80 77
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 46 45
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 25 25
5.50%, 08/25/2034 25 24

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 $ 41 $ 40
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 28 27
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 18 18
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 22 19
Banc of America Mortgage 2005-A Trust
5.00%, 02/25/2035
(m)
8 7
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(m)
140 109
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(m)
100 100
CHL Mortgage Pass-Through Trust 2004-HYB4
5.25%, 09/20/2034
(m)
13 12
CIM Trust 2021-NR2
2.57%, 07/25/2059
(i),(m)
82 81
Connecticut Avenue Securities Trust 2020-R01
7.49%, 01/25/2040
(i)
33 33
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.16%
Connecticut Avenue Securities Trust 2022-R06
8.07%, 05/25/2042
(i)
67 69
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 21 20
CSMC 2020-RPL3 Trust
4.07%, 03/25/2060
(i),(m)
120 119
DSLA Mortgage Loan Trust 2005-AR5
6.09%, 09/19/2045 89 47
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.52%, 05/25/2042
(i)
65 67
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053
(i),(m)
46 46
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 28 26
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.66%, 09/25/2034 71 55
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.79%, 08/25/2035
(m)
300 216
Lehman XS Trust Series 2006-2N
5.96%, 02/25/2046 53 45
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 17 16
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 13 13
6.00%, 06/25/2034 16 15
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 84 80
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.60%, 05/25/2036
(m)
3 3
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(m)
118 104
PRPM 2021-2 LLC
2.12%, 03/25/2026
(i),(m)
51 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PRPM 2021-3 LLC
1.87%, 04/25/2026
(i),(m)
$ 100 $ 98
PRPM 2021-9 LLC
2.36%, 10/25/2026
(i),(m)
96 93
Structured Adjustable Rate Mortgage Loan Trust
5.75%, 07/25/2035 343 204
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(m)
260 260
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(i),(m)
58 57
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(i),(m)
64 62
VOLT XCIII LLC
4.89%, 02/27/2051
(i),(m)
135 131
VOLT XCIV LLC
5.24%, 02/27/2051
(i),(m)
43 42
VOLT XCVI LLC
2.12%, 03/27/2051
(i),(m)
76 74
$ 2,629
Office & Business Equipment - 0.06%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 125
3.28%, 12/01/2028 135 121
$ 246
Oil & Gas - 2.47%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(g)
257 —
California Resources Corp
7.13%, 02/01/2026
(i)
665 669
Callon Petroleum Co
6.38%, 07/01/2026 251 251
7.50%, 06/15/2030
(i)
638 672
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(i)
1,596 1,608
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
190 153
5.75%, 01/15/2031
(i)
630 618
Cosan Luxembourg SA
7.25%, 06/27/2031
(i)
450 458
Ecopetrol SA
8.38%, 01/19/2036 95 95
Energean Israel Finance Ltd
4.88%, 03/30/2026
(i)
150 140
5.38%, 03/30/2028
(i)
480 429
8.50%, 09/30/2033
(i)
490 472
EQT Corp
3.63%, 05/15/2031
(i)
150 131
7.00%, 02/01/2030 10 11
Kosmos Energy Ltd
7.50%, 03/01/2028
(i)
350 325
7.75%, 05/01/2027 250 238
Leviathan Bond Ltd
6.13%, 06/30/2025
(i)
80 78
6.50%, 06/30/2027
(i)
780 745
Matador Resources Co
6.88%, 04/15/2028
(i)
30 30
Occidental Petroleum Corp
6.13%, 01/01/2031 115 118
6.63%, 09/01/2030 50 53
7.50%, 05/01/2031 50 55
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 12

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
OGX Austria GmbH
0.00%, 06/01/2018
(f),(i)
$ 600 $ —
0.00%, 04/01/2022
(f),(g),(i)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 21
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 41
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 28
Permian Resources Operating LLC
8.00%, 04/15/2027
(i)
84 87
Petroleos de Venezuela SA
0.00%, 05/16/2024
(f)
3,045 297
0.00%, 11/15/2026
(f)
350 34
Petroleos Mexicanos
6.49%, 01/23/2027 400 374
6.50%, 03/13/2027 350 326
Puma International Financing SA
5.00%, 01/24/2026 525 497
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,000 936
Viper Energy Inc
7.38%, 11/01/2031
(i)
60 62
$ 10,095
Oil & Gas Services - 0.16%
Petroleum Geo-Services AS
13.50%, 03/31/2027 600 664
Other Asset Backed Securities - 3.01%
37 Capital Clo 4 Ltd
8.52%, 01/15/2034
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.15%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
49 48
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 101
AGL CLO 5 Ltd
7.58%, 07/20/2034
(i)
275 274
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(m)
675 142
Allegro CLO VI Ltd
8.33%, 01/17/2031
(i)
250 242
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.01%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 278
6.23%, 10/17/2036
(i)
695 692
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 900
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,041
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 155
Ares LXIX CLO Ltd
0.00%, 04/15/2036
(f),(i),(o)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Barings Clo Ltd 2019-IV
8.38%, 01/15/2033
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(m)
$ 111 $ 108
CARLYLE US CLO 2017-4 Ltd
8.38%, 01/15/2030
(i)
280 276
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
275 243
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 477
Elevation CLO 2017-6 Ltd
8.28%, 07/15/2029
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
99 94
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 317
Generate CLO 7 Ltd
9.38%, 01/22/2033
(i)
295 294
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.06%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
17 17
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
199 178
KKR CLO Ltd 22
7.18%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Madison Park Funding LIII Ltd
7.07%, 04/21/2035
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding XXVI Ltd
8.58%, 07/29/2030
(i)
255 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.26%
Madison Park Funding XXX LTD
8.08%, 04/15/2029
(i)
255 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.76%
Madison Park Funding XXXIV Ltd
7.74%, 04/25/2032
(i)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.41%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 103
Merlin Aviation Holdings DAC
4.50%, 12/15/2032
(i),(m)
31 27
Octagon Investment Partners XVI Ltd
11.33%, 07/17/2030
(i)
500 445
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.01%
Octagon Investment Partners XXII Ltd
7.48%, 01/22/2030
(i)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Funding 3 LTD
11.83%, 07/02/2035
(i)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.51%
OHA Loan Funding 2013-1 Ltd
8.63%, 07/23/2031
(i)
275 274
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.31%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OZLM XXIII Ltd
9.33%, 04/15/2034
(i)
$ 390 $ 376
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.01%
Parallel 2017-1 Ltd
7.58%, 07/20/2029
(i)
305 303
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Park Blue CLO 2023-IV Ltd
8.06%, 01/25/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.70%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
264 239
Post CLO 2023-1 Ltd
7.27%, 04/20/2036
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower CLO 2018-1 Ltd
6.68%, 05/20/2031
(i)
204 204
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
Rockford Tower CLO 2021-3 Ltd
7.33%, 10/20/2034
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.01%
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
18 18
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
111 102
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050
(i)
96 92
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
100 98
Trinitas CLO XII Ltd
7.32%, 04/25/2033
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
VERDE CLO Ltd
6.68%, 04/15/2032
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
122 104
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
76 71
$ 12,308
Packaging & Containers - 0.20%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 834
Pharmaceuticals - 0.45%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
360 205
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 220 225
7.38%, 09/15/2029 110 130
7.88%, 09/15/2031 100 124
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 55
4.10%, 10/01/2046 1,055 714
7.88%, 09/15/2029 200 213
$ 1,851
Pipelines - 0.92%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 509 492
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
$ 15 $ 15
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
319 273
2.16%, 03/31/2034 998 855
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(i)
525 533
6.13%, 02/23/2038 250 254
Targa Resources Corp
6.13%, 03/15/2033 270 278
6.50%, 03/30/2034 275 291
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 50 45
TMS Issuer Sarl
5.78%, 08/23/2032
(i)
275 282
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
155 130
4.13%, 08/15/2031
(i)
90 79
Western Midstream Operating LP
6.15%, 04/01/2033 135 137
6.35%, 01/15/2029 95 98
$ 3,762
Real Estate - 0.10%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 27
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(i)
109 3
0.00%, 01/31/2031
(f),(i)
90 3
0.00%, 01/31/2031
(f),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(f)
200 3
Country Garden Holdings Co Ltd
0.00%, 09/17/2025
(f)
200 16
0.00%, 02/06/2026
(f)
400 32
0.00%, 04/08/2026
(f)
250 20
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 10
0.00%, 04/16/2025
(f)
200 5
0.00%, 11/11/2025
(f)
200 5
0.00%, 06/01/2026
(f)
200 5
KWG Group Holdings Ltd
0.00%, 02/13/2026
(f)
210 18
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
6.00%, PIK 0.00%; 09/30/2025
(i),(m),(n)
18 2
6.25%, PIK 0.00%; 09/30/2026
(i),(m),(n)
18 2
6.50%, PIK 0.00%; 09/30/2027
(i),(m),(n)
35 3
6.75%, PIK 0.00%; 09/30/2028
(i),(m),(n)
53 4
7.00%, PIK 0.00%; 09/30/2029
(i),(m),(n)
53 4
7.25%, PIK 0.00%; 09/30/2030
(i),(m),(n)
25 2
Times China Holdings Ltd
0.00%, 03/22/2026
(f)
210 6
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 14
0.00%, 01/13/2027
(f)
400 26
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 2
$ 419
Regional Authority - 0.13%
New South Wales Treasury Corp
3.00%, 03/20/2028 AUD 390 244

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(m)
$ 725 $ 279
$ 523
REITs - 0.07%
GLP Capital LP / GLP Financing II Inc
6.75%, 12/01/2033 35 36
National Health Investors Inc
3.00%, 02/01/2031 35 28
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(i)
125 120
4.50%, 09/01/2026
(i)
90 87
$ 271
Retail - 0.15%
Lithia Motors Inc
3.88%, 06/01/2029
(i)
220 196
Lowe's Cos Inc
4.80%, 04/01/2026 400 398
$ 594
Semiconductors - 0.24%
Broadcom Inc
3.14%, 11/15/2035
(i)
350 278
3.47%, 04/15/2034
(i)
145 122
Micron Technology Inc
5.88%, 02/09/2033 95 97
5.88%, 09/15/2033 185 189
6.75%, 11/01/2029 285 302
$ 988
Software - 0.15%
Intuit Inc
5.25%, 09/15/2026 410 414
Open Text Corp
6.90%, 12/01/2027
(i)
60 62
UKG Inc
6.88%, 02/01/2031
(i)
125 126
$ 602
Sovereign - 9.87%
Argentine Republic Government International Bond
0.75%, 07/09/2030
(m)
1,325 608
3.62%, 07/09/2035
(m)
2,175 806
4.25%, 01/09/2038
(m)
550 229
Australia Government Bond
2.75%, 11/21/2028 AUD 205 127
Bahamas Government International Bond
6.00%, 11/21/2028 $ 325 285
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 8,550 1,714
9.76%, 01/01/2029 2,639 522
9.76%, 01/01/2033 8,650 1,668
Colombia Government International Bond
4.50%, 03/15/2029 $ 625 569
7.50%, 02/02/2034 1,000 1,008
Colombian TES
6.00%, 04/28/2028 COP 6,924,000 1,582
Dominican Republic International Bond
4.50%, 01/30/2030 $ 700 634
5.50%, 02/22/2029 300 290
5.95%, 01/25/2027 257 256
Ecuador Government International Bond
3.50%, 07/31/2035
(m)
1,500 715
6.00%, 07/31/2030
(m)
1,400 852
Egypt Government International Bond
7.30%, 09/30/2033 1,825 1,487
7.90%, 02/21/2048 425 318
Gabon Government International Bond
6.63%, 02/06/2031 600 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ghana Government International Bond
0.00%, 04/07/2029
(f),(i)
$ 275 $ 118
0.00%, 04/07/2029
(f)
900 385
0.00%, 03/26/2032
(f)
200 85
0.00%, 04/07/2034
(f)
500 213
Guatemala Government Bond
5.25%, 08/10/2029 625 600
7.05%, 10/04/2032 275 289
Hungary Government Bond
6.75%, 10/22/2028 HUF 288,200 813
Hungary Government International Bond
6.13%, 05/22/2028 $ 250 255
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 13,800,000 876
6.50%, 02/15/2031 3,400,000 215
6.63%, 02/15/2034 20,600,000 1,312
6.88%, 04/15/2029 12,258,000 792
7.00%, 02/15/2033 5,800,000 380
Iraq International Bond
5.80%, 01/15/2028 $ 925 862
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 200 181
4.88%, 01/30/2032
(i)
600 543
6.63%, 03/22/2048 325 273
8.25%, 01/30/2037
(i)
$ 475 464
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(i)
200 201
6.13%, 12/04/2027 200 201
Mexican Bonos
7.50%, 05/26/2033 MXN 6,880 363
7.75%, 11/23/2034 26,500 1,408
Mexico Government International Bond
4.88%, 05/19/2033 $ 640 602
6.00%, 05/07/2036 300 299
6.35%, 02/09/2035 325 332
New Zealand Government Bond
3.50%, 04/14/2033 NZD 665 369
Nigeria Government International Bond
6.13%, 09/28/2028 $ 225 197
7.14%, 02/23/2030 200 176
7.88%, 02/16/2032 625 549
Panama Government International Bond
8.00%, 03/01/2038 375 383
Peru Government Bond
5.40%, 08/12/2034 PEN 3,575 842
6.15%, 08/12/2032 4,525 1,153
Republic of Kenya Government International Bond
9.75%, 02/16/2031
(i)
$ 525 524
Republic of Poland Government Bond
7.50%, 07/25/2028 PLN 4,975 1,359
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 21,300 1,006
8.88%, 02/28/2035 7,845 339
Republic of South Africa Government International
Bond
7.30%, 04/20/2052 $ 700 607
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(i)
350 366
Romanian Government International Bond
6.38%, 01/30/2034
(i)
1,122 1,114
7.13%, 01/17/2033 128 135
Saudi Government International Bond
5.75%, 01/16/2054
(i)
925 892
Senegal Government International Bond
4.75%, 03/13/2028 EUR 225 219
6.75%, 03/13/2048 $ 400 288
Slovenia Government International Bond
5.00%, 09/19/2033 850 849

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(i)
$ 700 $ 184
0.00%, 06/24/2030
(f)
400 105
Tunisian Republic
6.38%, 07/15/2026 EUR 850 750
Turkiye Government Bond
26.20%, 10/05/2033 TRY 9,800 324
Ukraine Government International Bond
0.00%, 09/01/2029
(f)
$ 1,100 305
0.00%, 08/01/2041
(f),(m)
1,000 458
United Kingdom Gilt
0.25%, 01/31/2025 GBP 150 182
Uruguay Government International Bond
8.25%, 05/21/2031 UYU 16,475 400
$ 40,295
Student Loan Asset Backed Securities - 0.33%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
$ 71 64
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
119 113
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
340 322
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 79
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 83
SLM Private Credit Student Loan Trust 2003-A
7.98%, 06/15/2032 87 89
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.96%, 03/15/2033 300 307
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
72 70
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 92
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 129
$ 1,348
Supranational Bank - 0.51%
Asian Development Bank
6.72%, 02/08/2028 INR 25,500 306
European Bank for Reconstruction & Development
6.30%, 10/26/2027 60,000 709
Inter-American Development Bank
5.70%, 11/12/2024 22,000 262
7.00%, 01/25/2029 15,000 181
International Bank for Reconstruction &
Development
6.85%, 04/24/2028 24,000 288
7.05%, 07/22/2029 27,500 334
$ 2,080
Telecommunications - 0.19%
Cisco Systems Inc
5.30%, 02/26/2054 $ 50 51
CommScope Inc
4.75%, 09/01/2029
(i)
225 154
7.13%, 07/01/2028
(i)
170 68
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
120 43
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(i)
468 459
$ 775
Transportation - 0.10%
Rand Parent LLC
8.50%, 02/15/2030
(i)
170 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
$ 225 $ 223
$ 388
Water - 0.10%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
400 423
TOTAL BONDS $ 141,600
CONVERTIBLE BONDS - 1.14%
Principal
Amount (000's) Value (000's)
Airlines - 0.08%
Southwest Airlines Co
1.25%, 05/01/2025 $ 320 $ 344
Biotechnology - 0.27%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 80 79
1.25%, 05/15/2027 505 502
Cerevel Therapeutics Holdings Inc
2.50%, 08/15/2027
(i)
425 467
Guardant Health Inc
0.00%, 11/15/2027
(f)
85 57
$ 1,105
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 43
Healthcare - Products - 0.02%
Envista Holdings Corp
1.75%, 08/15/2028
(i)
90 80
Healthcare - Services - 0.08%
Teladoc Health Inc
1.25%, 06/01/2027 410 340
Internet - 0.16%
Etsy Inc
0.13%, 09/01/2027 65 54
0.25%, 06/15/2028 160 128
Spotify USA Inc
0.00%, 03/15/2026
(f)
105 95
TechTarget Inc
0.00%, 12/15/2026
(f)
354 336
Uber Technologies Inc
0.00%, 12/15/2025
(f)
30 34
$ 647
Leisure Products & Services - 0.04%
Carnival Corp
5.75%, 12/01/2027 15 22
NCL Corp Ltd
1.13%, 02/15/2027 140 130
$ 152
Media - 0.17%
DISH Network Corp
0.00%, 12/15/2025
(f)
90 65
2.38%, 03/15/2024 100 99
3.38%, 08/15/2026 885 523
$ 687
Real Estate - 0.00%
Sunac China Holdings Ltd
1.00%, PIK 0.00%; 09/30/2032
(i),(m),(n)
22 1
Software - 0.31%
Splunk Inc
1.13%, 06/15/2027 1,147 1,130
Unity Software Inc
0.00%, 11/15/2026
(f)
175 147
$ 1,277
TOTAL CONVERTIBLE BONDS $ 4,676

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 0.48%
Principal
Amount (000's) Value (000's)
Building Materials - 0.02%
Summit Materials LLC
7.83%, 11/30/2028
(p)
$ 76 $ 76
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Commercial Services - 0.08%
GTCR W Merger Sub LLC
8.33%, 01/31/2031
(p)
343 344
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(g),(n),(p)
67 2
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(g),(n),(p)
875 —
Light & Wonder International Inc
8.07%, 04/14/2029
(p)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 18
Healthcare - Products - 0.03%
Bausch + Lomb Corp
9.33%, 09/14/2028
(p)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.05%
Star Parent Inc
9.35%, 09/27/2030
(p)
185 182
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Insurance - 0.02%
AmWINS Group Inc
8.20%, 02/21/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
HUB International Ltd
0.00%, 06/20/2030
(p),(q)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 80
Internet - 0.06%
MH Sub I LLC
9.58%, 04/24/2028
(p)
76 74
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
8.13%, 03/03/2030
(p)
150 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 225
Leisure Products & Services - 0.07%
Carnival Corp
8.32%, 08/08/2027
(p)
92 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.70%, 10/18/2028
(p)
176 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 268
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC
8.08%, 01/10/2031
(p)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.03%
Ziggo BV
6.86%, 01/31/2029
(p)
EUR 115 $ 120
6 Month Euro Interbank Offered Rate +
3.00%
Retail - 0.04%
1011778 BC ULC
7.58%, 09/20/2030
(p)
$ 110 109
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Foundation Building Materials Inc
0.00%, 01/24/2031
(p),(q)
58 58
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 167
Software - 0.05%
Open Text Corp
8.18%, 01/31/2030
(p)
72 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Playtika Holding Corp
8.20%, 03/11/2028
(p)
146 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 218
Transportation - 0.01%
Rand Parent LLC
9.60%, 02/08/2030
(p)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,972
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.41%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.80%
4.25%, 12/31/2024
(r)
$ 2,480 $ 2,462
4.50%, 11/30/2024 820 815
$ 3,277
U.S. Treasury Bill - 0.61%
5.30%, 04/04/2024
(s)
2,480 2,468
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,745
TOTAL PURCHASED OPTIONS - 0.03% $ 132
Total Investments $ 395,455
Other Assets and Liabilities -  3.15% 12,858
TOTAL NET ASSETS - 100.00% $ 408,313
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $23,071 or 5.65% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $41,925 or 10.27% of net assets.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,354 or 16.25% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,543 or 0.38% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after February 29, 2024, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,100 or 0.51% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Location Percent
United States 69.82%
Cayman Islands 2.11%
Mexico 1.81%
Japan 1.43%
Brazil 1.24%
United Kingdom 1.23%
Canada 1.17%
Luxembourg 1.14%
Netherlands 1.06%
Indonesia 0.86%
Colombia 0.80%
Switzerland 0.74%
Israel 0.66%
Supranational 0.64%
Bermuda 0.64%
South Africa 0.54%
Sweden 0.51%
Romania 0.50%
Australia 0.49%
Peru 0.49%
Argentina 0.48%
Ireland 0.47%
Egypt 0.44%
Jersey, Channel Islands 0.43%
Czech Republic 0.40%
Ecuador 0.39%
Hungary 0.36%
France 0.36%
Cote d'Ivoire 0.35%
Turkey 0.34%
Poland 0.33%
Ukraine 0.31%
Dominican Republic 0.29%
Panama 0.25%
Slovenia 0.24%
Guatemala 0.22%
Nigeria 0.22%
Saudi Arabia 0.22%
Denmark 0.21%
Iraq 0.21%
Ghana 0.19%
Norway 0.19%
Tunisia 0.18%
Italy 0.15%
Spain 0.14%
Chile 0.14%
Kenya 0.13%
Germany 0.13%
Senegal 0.12%
Gabon 0.12%
Uruguay 0.11%
Singapore 0.10%
New Zealand 0.09%
Uzbekistan 0.09%
Venezuela 0.08%
Liberia 0.08%
Belgium 0.08%
Mauritius 0.07%
Bahamas 0.07%
Hong Kong 0.03%
Portugal 0.03%
Purchased Options 0.03%
Taiwan 0.02%
Finland 0.02%
Malaysia 0.02%
China 0.01%
Puerto Rico 0.01%
Korea, Republic Of 0.01%
Thailand 0.01%
Austria 0.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Portfolio Summary (continued)
Location Percent
Investments Sold Short (5.16)%
Other Assets and Liabilities
8.31%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 85,033 $ 210,007 $ 227,999 $ 67,041
$ 85,033 $ 210,007 $ 227,999 $ 67,041
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,176 $ — $ — $ —
$ 2,176 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Albertsons Cos Inc N/A 41 $ 4 $ 21.00 03/18/2024 $ 3 $ 3 $ —
Put - Ball Corp N/A 73 7 $ 45.00 05/20/2024 6 1 (5)
Put - Ball Corp N/A 134 13 $ 50.00 05/20/2024 7 3 (4)
Put - Baxter International Inc N/A 83 8 $ 30.00 05/20/2024 4 1 (3)
Put - BioMarin Pharmaceutical Inc N/A 34 3 $ 75.00 03/18/2024 1 — (1)
Put - Carrier Global Corp N/A 57 6 $ 45.00 03/18/2024 1 — (1)
Put - Carrier Global Corp N/A 257 26 $ 47.50 03/18/2024 13 1 (12)
Put - Cerevel Therapeutics Holdings N/A 27 3 $ 35.00 12/23/2024 5 2 (3)
Put - Crown Castle International Corp N/A 62 6 $ 97.50 04/22/2024 9 6 (3)
Put - Crown Castle International Corp N/A 79 8 $ 90.00 04/22/2024 6 3 (3)
Put - Endeavor Group Hold-Class A N/A 233 23 $ 21.00 03/18/2024 11 2 (9)
Put - Etsy Inc N/A 128 13 $ 55.00 03/18/2024 9 — (9)
Put - Etsy Inc N/A 41 4 $ 60.00 06/24/2024 14 10 (4)
Put - Fidelity National Information
Services Inc
N/A 98 10 $ 50.00 04/22/2024 6 — (6)
Put - General Electric Co N/A 96 10 $ 110.00 03/18/2024 6 — (6)
Put - Kenvue Inc N/A 227 23 $ 18.00 04/22/2024 7 5 (2)
Put - Phillips 66 N/A 56 6 $ 115.00 03/18/2024 7 — (7)
Put - Phillips 66 N/A 16 2 $ 105.00 04/22/2024 1 — (1)
Put - S&P 500 Index N/A 7 1 $ 4,400.00 06/24/2024 47 13 (34)
Put - S&P 500 Index N/A 7 1 $ 4,700.00 07/22/2024 35 32 (3)
Put - S&P 500 Index N/A 3 — $ 4,825.00 05/20/2024 15 10 (5)
Put - S&P 500 Index N/A 8 1 $ 4,075.00 05/20/2024 57 5 (52)
Put - S&P 500 Index N/A 4 — $ 4,700.00 04/22/2024 20 5 (15)
Put - S&P 500 Index N/A 4 — $ 4,900.00 03/18/2024 8 2 (6)
Put - S&P 500 Index N/A 8 1 $ 4,025.00 03/18/2024 61 — (61)
Put - SPDR S&P 500 ETF TRUST N/A 93 9 $ 490.00 03/18/2024 33 7 (26)
Put - SPDR S&P Retail ETF N/A 21 2 $ 70.00 04/22/2024 3 1 (2)
Put - Teck Resources Ltd-Class B N/A 88 9 $ 35.00 04/22/2024 9 5 (4)
Put - Vale SA N/A 450 45 $ 12.00 04/22/2024 8 9 1
Put - Vale SA N/A 169 17 $ 13.00 03/18/2024 8 6 (2)
Total $ 420 $ 132 $ (288)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 125.00 04/22/2024 $ — $ — $ —
Call - AbbVie Inc N/A 1 — $ 185.00 04/22/2024 — — —
Call - Albertsons Cos Inc N/A 19 2 $ 25.00 04/22/2024 (2) — 2
Call - Ball Corp N/A 134 13 $ 55.00 05/20/2024 (88) (138) (50)
Call - Ball Corp N/A 73 7 $ 50.00 05/20/2024 (54) (108) (54)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Baxter International Inc N/A 242 $ 24 $ 40.00 03/18/2024 $ (25) $ (34) $ (9)
Call - Baxter International Inc N/A 83 8 $ 35.00 05/20/2024 (47) (56) (9)
Call - BioMarin Pharmaceutical Inc N/A 34 3 $ 85.00 03/18/2024 (24) (9) 15
Call - Carrier Global Corp N/A 57 6 $ 50.00 03/18/2024 (24) (33) (9)
Call - Carrier Global Corp N/A 257 26 $ 52.50 03/18/2024 (118) (90) 28
Call - Catalent Inc N/A 42 4 $ 60.00 03/18/2024 (2) — 2
Call - Cerevel Therapeutics Holdings N/A 27 3 $ 45.00 12/23/2024 (1) (3) (2)
Call - Coca-Cola Co/The N/A 2 — $ 62.50 04/22/2024 — — —
Call - Comcast Corp - Class A N/A 5 1 $ 45.00 04/22/2024 — — —
Call - Crown Castle International Corp N/A 62 6 $ 105.00 04/22/2024 (43) (43) —
Call - Crown Castle International Corp N/A 55 6 $ 100.00 04/22/2024 (73) (60) 13
Call - Crown Castle International Corp N/A 24 2 $ 97.50 04/22/2024 (31) (31) —
Call - Endeavor Group Hold-Class A N/A 537 54 $ 25.00 03/18/2024 (68) (10) 58
Call - Endeavor Group Hold-Class A N/A 42 4 $ 27.00 03/18/2024 (4) — 4
Call - Endeavor Group Hold-Class A N/A 248 25 $ 24.00 03/18/2024 (44) (15) 29
Call - Endeavor Group Hold-Class A N/A 148 15 $ 25.00 04/22/2024 (18) (12) 6
Call - Etsy Inc N/A 41 4 $ 65.00 06/24/2024 (61) (48) 13
Call - Etsy Inc N/A 128 13 $ 60.00 03/18/2024 (182) (152) 30
Call - Fastenal Co N/A 1 — $ 77.50 04/22/2024 — — —
Call - Fidelity National Information
Services Inc
N/A 98 10 $ 55.00 04/22/2024 (71) (141) (70)
Call - General Electric Co N/A 96 10 $ 120.00 03/18/2024 (102) (357) (255)
Call - JPMorgan Chase & Co. N/A 1 — $ 190.00 04/22/2024 — — —
Call - Juniper Networks Inc N/A 267 27 $ 40.00 04/22/2024 (3) — 3
Call - Kenvue Inc N/A 227 23 $ 20.00 04/22/2024 (7) (6) 1
Call - Liberty Media Corp - Class A N/A 95 10 $ 25.00 04/22/2024 (56) (42) 14
Call - M.D.C. Holdings, Inc N/A 20 2 $ 65.00 06/24/2024 (1) (1) —
Call - Microchip Technology Inc N/A 1 — $ 92.50 04/22/2024 — — —
Call - New Ambrx Biopha N/A 26 3 $ 30.00 04/22/2024 (1) — 1
Call - Phillips 66 N/A 16 2 $ 115.00 04/22/2024 (24) (46) (22)
Call - Procter & Gamble Co/The N/A 1 — $ 165.00 04/22/2024 — — —
Call - QUALCOMM Inc N/A 1 — $ 170.00 04/22/2024 — — —
Call - SPDR S&P 500 ETF TRUST N/A 30 3 $ 505.00 03/18/2024 (11) (21) (10)
Call - SPDR S&P 500 ETF TRUST N/A 25 3 $ 510.00 03/18/2024 (9) (10) (1)
Call - Splunk Inc N/A 37 4 $ 160.00 03/18/2024 — — —
Call - Splunk Inc N/A 29 3 $ 155.00 04/22/2024 (4) (7) (3)
Call - Starbucks Corp N/A 1 — $ 100.00 04/22/2024 — — —
Call - Teck Resources Ltd-Class B N/A 65 7 $ 40.00 04/22/2024 (11) (8) 3
Call - Teck Resources Ltd-Class B N/A 26 3 $ 40.00 03/18/2024 (5) (1) 4
Call - United States Steel Corp N/A 115 12 $ 47.00 04/22/2024 (15) (22) (7)
Call - United States Steel Corp N/A 15 2 $ 49.00 04/22/2024 (1) (1) —
Call - United States Steel Corp N/A 20 2 $ 46.00 04/22/2024 (4) (5) (1)
Call - United States Steel Corp N/A 106 11 $ 49.00 03/18/2024 (6) (1) 5
Call - United States Steel Corp N/A 77 8 $ 47.00 03/18/2024 (11) (8) 3
Call - United States Steel Corp N/A 13 1 $ 45.00 04/22/2024 (5) (5) —
Call - United States Steel Corp N/A 34 3 $ 46.00 03/18/2024 (10) (6) 4
Call - Vale SA N/A 169 17 $ 15.00 03/18/2024 (4) — 4
Call - Williams Cos Inc/The N/A 2 — $ 36.00 04/22/2024 — — —
Put - Albertsons Cos Inc N/A 41 4 $ 20.00 03/18/2024 (1) — 1
Put - S&P 500 Index N/A 7 1 $ 4,250.00 07/22/2024 (15) (14) 1
Put - S&P 500 Index N/A 8 1 $ 3,675.00 05/20/2024 (26) (3) 23
Put - S&P 500 Index N/A 8 1 $ 3,625.00 03/18/2024 (28) — 28
Put - S&P 500 Index N/A 7 1 $ 3,975.00 06/24/2024 (19) (6) 13
Put - SPDR S&P 500 ETF TRUST N/A 49 5 $ 478.00 03/18/2024 (8) (2) 6
Put - SPDR S&P Retail ETF N/A 21 2 $ 64.00 04/22/2024 (1) — 1
Put - Vale SA N/A 450 45 $ 13.00 04/22/2024 (21) (26) (5)
Total $ (1,389) $ (1,581) $ (192)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; June 2025 Short 168 $ 40,328 $ 178
Australia 10 Year Bond; March 2024 Short 29 2,168 (28)
Brent Crude; May 2024
(a)
Long 16 1,311 —
CAC40 Index; March 2024 Long 40 3,433 113
Canada 10 Year Bond; June 2024 Short 23 2,031 5
Cocoa; May 2024
(a)
Long 15 977 188

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Coffee 'C'; May 2024
(a)
Long 19 $ 1,313 $ (30)
Corn; May 2024
(a)
Short 86 1,847 33
Cotton No.2; May 2024
(a)
Long 13 647 40
DAX Index; March 2024 Long 14 6,714 306
DJ Euro Stoxx 50; March 2024 Short 7 370 (24)
DJ Euro Stoxx 50; March 2024 Long 125 6,612 356
Dollar Index; March 2024 Long 13 1,353 23
E-Mini DJIA Index; March 2024 Long 32 6,247 182
Euribor; June 2025 Long 13 3,421 (13)
Euro Bond 10 Year Bond; March 2024 Short 10 1,434 (4)
Euro Schatz; June 2024 Short 40 4,569 (4)
Euro Schatz; March 2024 Short 225 25,570 181
Euro-Bobl 5 Year; March 2024 Short 38 4,773 1
FTSE100 Index; March 2024 Short 5 481 (4)
FTSE100 Index; March 2024 Long 6 578 (3)
Gasoline RBOB; April 2024
(a)
Long 7 759 9
Gold 100 oz; April 2024
(a)
Long 8 1,644 8
Hang Seng Index; March 2024 Short 17 1,786 19
ICE 3 Month Sterling Overnight Index Average; June 2025 Long 5 1,513 (8)
Japan Topix Index; March 2024 Long 26 4,650 446
KC HRW Wheat; July 2024
(a)
Short 26 747 3
LME Copper; June 2024
(a)
Short 2 425 (4)
LME Copper; March 2024
(a)
Short — — (115)
LME PRI Alum; June 2024
(a)
Short 14 783 1
LME PRI Alum; March 2024
(a)
Short — — (10)
LME Zinc; June 2024
(a)
Short 8 487 (17)
LME Zinc; March 2024
(a)
Short — — (15)
Low Sulphur Gasoline; April 2024
(a)
Long 23 1,854 (64)
Nasdaq 100 E-Mini; March 2024 Long 13 4,702 152
Natural Gas; April 2024
(a)
Short 35 651 (50)
Nikkei 225 OSE; March 2024 Long 16 4,190 542
NY Harb ULSD; April 2024
(a)
Long 12 1,336 (57)
Russell 2000 Emini; March 2024 Short 100 10,287 (775)
Russell 2000 Emini; March 2024 Long 15 1,543 48
S&P 500 Emini; March 2024 Short 15 3,828 (258)
S&P 500 Emini; March 2024 Long 24 6,124 239
S&P/TSX 60 Index; March 2024 Short 2 380 (18)
Silver; May 2024
(a)
Short 12 1,373 7
Soybean Meal; May 2024
(a)
Short 21 691 22
Soybean Oil; May 2024
(a)
Short 19 515 19
Soybean; May 2024
(a)
Short 44 2,510 94
Sugar #11; May 2024
(a)
Short 18 437 16
UK 10 Year Gilt; June 2024 Short 16 1,981 (1)
US 10 Year Note; June 2024 Short 47 5,191 (11)
US 10 Year Ultra Note; June 2024 Short 59 6,736 (43)
US 2 Year Note; June 2024 Long 263 53,849 21
US 2 Year Note; June 2024 Short 140 28,665 (20)
US 5 Year Note; June 2024 Long 133 14,218 25
US 5 Year Note; June 2024 Short 90 9,622 (13)
US Long Bond; June 2024 Short 30 3,578 (20)
US Ultra Bond; June 2024 Short 4 512 (8)
Wheat; May 2024
(a)
Short 37 1,066 14
WTI Crude; April 2024
(a)
Long 16 1,252 9
Total $ 1,683
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/22/2024 AUD 14,827 $ 10,046 $ — $ (407)
Bank of America NA 03/22/2024 GBP 12,457 $ 15,843 — (119)
Bank of America NA 03/22/2024 CAD 13,266 $ 9,924 2 (146)
Bank of America NA 03/22/2024 EUR 11,090 $ 12,193 — (196)
Bank of America NA 03/22/2024 JPY 463,013 $ 3,211 2 (112)
Bank of America NA 03/22/2024 MXN 81,715 $ 4,626 155 —
Bank of America NA 03/22/2024 NZD 11,805 $ 7,420 — (233)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/22/2024 CHF 13,677 $ 16,196 $ — $ (702)
Bank of America NA 03/22/2024 $ 895 MXN 15,467 — (10)
Bank of America NA 03/22/2024 $ 4,580 NZD 7,474 30 —
Bank of America NA 03/22/2024 $ 12,823 AUD 19,539 120 (2)
Bank of America NA 03/22/2024 $ 10,186 GBP 8,094 8 (40)
Bank of America NA 03/22/2024 $ 11,875 JPY 1,705,168 471 (4)
Bank of America NA 03/22/2024 $ 13,409 CAD 18,171 15 —
Bank of America NA 03/22/2024 $ 16,561 CHF 14,474 162 (2)
Bank of America NA 03/22/2024 $ 14,904 EUR 13,777 21 (18)
Barclays Bank PLC 04/30/2024 $ 125 EUR 115 — —
Citigroup Inc 03/27/2024 CLP 1,650,000 $ 1,682 25 —
Citigroup Inc 03/27/2024 EUR 1,600 $ 1,737 — (7)
Citigroup Inc 03/27/2024 $ 1,687 COP 6,665,000 — (5)
Deutsche Bank AG 03/20/2024 $ 227 EUR 206 4 —
Goldman Sachs & Co 03/19/2024 AUD 252 $ 165 — (2)
Goldman Sachs & Co 03/19/2024 $ 293 EUR 266 4 —
Goldman Sachs & Co 03/19/2024 $ 615 AUD 901 29 —
Goldman Sachs & Co 03/20/2024 $ 254 EUR 231 3 —
Goldman Sachs & Co 03/21/2024 EUR 560 $ 612 — (4)
Goldman Sachs & Co 03/21/2024 $ 1,354 EUR 1,244 9 —
Goldman Sachs & Co 03/22/2024 $ 158 GBP 125 1 —
Goldman Sachs & Co 03/27/2024 $ 1,386 JPY 194,328 85 —
Goldman Sachs & Co 04/16/2024 EUR 57 $ 62 — —
Goldman Sachs & Co 04/16/2024 $ 62 EUR 57 — —
Goldman Sachs & Co 07/16/2024 $ 132 EUR 122 — —
Goldman Sachs & Co 07/17/2024 $ 168 JPY 24,751 — —
Goldman Sachs & Co 10/29/2024 $ 206 AUD 315 — —
HSBC Securities Inc 03/14/2024 EUR 250 $ 270 — —
HSBC Securities Inc 03/14/2024 $ 4,557 EUR 4,250 — (39)
HSBC Securities Inc 03/20/2024 CAD 450 $ 337 — (6)
HSBC Securities Inc 03/27/2024 ZAR 12,400 $ 641 5 —
HSBC Securities Inc 03/27/2024 KRW 2,824,000 $ 2,133 — (13)
HSBC Securities Inc 03/27/2024 $ 1,731 EUR 1,600 — —
HSBC Securities Inc 03/27/2024 $ 4,184 CNH 30,100 — —
JPMorgan Chase 03/13/2024 $ 296 EUR 268 6 —
JPMorgan Chase 03/19/2024 $ 155 EUR 140 3 —
JPMorgan Chase 03/27/2024 $ 1,664 ZAR 32,100 — (7)
Merrill Lynch 03/05/2024 $ 164 EUR 150 2 —
Merrill Lynch 04/30/2024 $ 283 EUR 261 1 —
Morgan Stanley & Co 03/20/2024 $ 590 GBP 462 6 —
RBC Dominon Securities Corp 03/20/2024 CAD 435 $ 326 — (5)
RBC Dominon Securities Corp 03/20/2024 $ 653 CAD 885 1 —
Total $ 1,170 $ (2,079)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 29,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.40% (1.00)% Quarterly 12/20/2025 $ 525 $ (3) $ (2) $ — $ (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.40% (1.00)% Quarterly 12/20/2025 600 (6) — — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.40% (1.00)% Quarterly 12/20/2025 400 (3) (1) — (4)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.40% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.40% (1.00)% Quarterly 12/20/2025 750 (6) (2) — (8)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.38% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.38% (1.00)% Quarterly 12/20/2025 525 (4) (2) — (6)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
February 29,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.38% (1.00)% Quarterly 12/20/2025 $ 500 $ (5) $ — $ — $ (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.38% (1.00)% Quarterly 12/20/2025 550 (3) (3) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.38% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.39% (1.00)% Quarterly 12/20/2025 525 (4) (2) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.39% (1.00)% Quarterly 12/20/2025 500 (3) (2) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.39% (1.00)% Quarterly 12/20/2025 900 (9) (1) — (10)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.39% (1.00)% Quarterly 12/20/2025 300 (2) (1) — (3)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.41% (1.00)% Quarterly 12/20/2025 525 (5) (1) — (6)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.41% (1.00)% Quarterly 12/20/2025 200 (2) — — (2)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.41% (1.00)% Quarterly 12/20/2025 800 (8) — — (8)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.41% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.41% (1.00)% Quarterly 12/20/2025 550 (4) (2) — (6)
Total $ (81) $ (25) $ — $ (106)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 29,
2024
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 3,257 $ (35) $ (171) $ (206)
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 1,886 (20) (99) (119)
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 2,228 (109) (32) (141)
ITRX.40 N/A (5.00)% Quarterly 12/20/2028 EUR 2,425 (159) (4 8 ) (207)
Total $ (32 3 ) $ (3 50 ) $ (673)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month Budapest Interbank Offered Rate Pay 6.47% Semiannual Annual N/A 12/06/2033 HUF 500,000 $ 3 $ — $ 3
3 Month Budapest Interbank Offered Rate Pay 6.47% Semiannual Annual N/A 12/06/2033 250,000 — 1 1
3 Month Budapest Interbank Offered Rate Pay 6.47% Semiannual Annual N/A 12/06/2033 475,000 (16) 18 2
3 Month Budapest Interbank Offered Rate Pay 6.47% Semiannual Annual N/A 12/06/2033 215,000 (4) 5 1
3 Month Budapest Interbank Offered Rate Pay 6.47% Semiannual Annual N/A 12/06/2033 215,000 (6) 7 1

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month Budapest Interbank Offered Rate Receive 6.47% Annual Semiannual N/A 12/06/2033 HUF 650,000 $ 1 $ (4) $ (3)
3 Month Budapest Interbank Offered Rate Receive 6.47% Annual Semiannual N/A 12/06/2033 420,000 (2) — (2)
3 Month KRW Certificate of Deposit Pay 3.18% Annual Annual N/A 03/20/2029 KRW 6,800,000 (39) — (39)
Brazil Cetip DI Interbank Deposit Rate Pay 10.17% Annual Annual N/A 01/04/2027 BRL 22,800 — 1 1
Total $ (63) $ 28 $ (35)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 05/22/2024-
03/2 6/2025
$ 32,942 $ — $ — $ (321)
JPMorgan Chase Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 03/27/2024-
12/30/2024
2,590 — 81 —
Morgan Stanley & Co
(b)
Floating rate based on 1 Day
Federal Funds Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 89,549 — 3,713 —
Total $ 125,081 $ — $ 3,794 $ (321)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(41,261)
$ (6,272)
(19.04)%
Exxon Mobil Corp
(55,295)
(5,779)
(17.54)%
Splunk Inc
24,050
3,757
11.40%
Smurfit Kappa Group PLC
(60,269)
(2,568)
(7.80)%
Capri Holdings Ltd
40,926
1,888
5.73%
Amedisys Inc
17,009
1,582
4.80%
Sovos Brands Inc
59,555
1,357
4.12%
Ball Corp
20,700
1,325
4.02%
JSR Corp
44,673
1,198
3.64%
Baxter International Inc
24,700
1,011
3.07%
United States Steel Corp
16,168
765
2.32%
Origin Energy Ltd
129,490
757
2.30%
General Electric Co
4,800
753
2.28%
Fidelity National Information Services Inc
9,800
678
2.06%
thyssenkrupp AG
101,100
516
1.57%
Juniper Networks Inc
11,541
427
1.30%
Endeavor Group Holdings Inc
13,500
325
0.99%
Vivendi SE
26,226
293
0.89%
Vale SA
16,900
227
0.69%
Covestro AG
3,704
201
0.61%
Altium Ltd
4,599
194
0.59%
WillScot Mobile Mini Holdings Corp
(3,369)
(161)
(0.49)%
Smart Metering Systems PLC
13,037
156
0.47%
Shinko Electric Industries Co Ltd
4,181
151
0.46%
Capital One Financial Corp
(1,016)
(140)
(0.42)%
MorphoSys AG
1,790
126
0.38%
Barratt Developments PLC
(20,281)
(119)
(0.36)%
Redrow PLC
14,084
114
0.34%
Euronav NV
3,538
63
0.19%
Brookfield Asset Management Ltd
(945)
(39)
(0.12)%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,709
$ 1,121
1.25%
Catalent Inc
(15,708)
(901)
(1.01)%
Apple Inc
4,805
869
0.97%
NVIDIA Corp
1,041
824
0.92%
Moderna Inc
(8,646)
(798)
(0.89)%
Western Digital Corp
(12,935)
(769)
(0.86)%
Lamb Weston Holdings Inc
(6,193)
(633)
(0.71)%
Southwest Airlines Co
(18,259)
(626)
(0.70)%
Hess Corp
(4,241)
(618)
(0.69)%
Axon Enterprise Inc
(2,009)
(618)
(0.69)%
Alphabet Inc - A Shares
4,452
616
0.69%
Amazon.com Inc
3,426
606
0.68%
Corteva Inc
(11,195)
(599)
(0.67)%
Jack Henry & Associates Inc
(3,217)
(559)
(0.62)%
Marathon Oil Corp
(22,601)
(548)
(0.61)%
Fidelity National Information Services Inc
(7,843)
(543)
(0.61)%
Juniper Networks Inc
(14,356)
(532)
(0.59)%
Henry Schein Inc
(6,923)
(529)
(0.59)%
Texas Instruments Inc
(3,162)
(529)
(0.59)%
Corning Inc
(16,149)
(521)
(0.58)%
Meta Platforms Inc
1,054
517
0.58%
EQT Corp
(13,895)
(516)
(0.58)%
Insulet Corp
(3,109)
(510)
(0.57)%
Tyson Foods Inc
(9,239)
(501)
(0.56)%
First Solar Inc
(3,245)
(499)
(0.56)%
Biogen Inc
(2,280)
(495)
(0.55)%
Northrop Grumman Corp
(1,067)
(492)
(0.55)%
Estee Lauder Cos Inc/The
(3,182)
(473)
(0.53)%
United Airlines Holdings Inc
(10,324)
(470)
(0.53)%
NRG Energy Inc
8,365
463
0.52%
Analog Devices Inc
(2,389)
(458)
(0.51)%
Alliant Energy Corp
(8,938)
(427)
(0.48)%
Booking Holdings Inc
121
420
0.47%
Lululemon Athletica Inc
(897)
(419)
(0.47)%
Boeing Co/The
(2,036)
(415)
(0.46)%
Pfizer Inc
(15,536)
(413)
(0.46)%
Air Products and Chemicals Inc
(1,749)
(409)
(0.46)%
Tyler Technologies Inc
(933)
(408)
(0.46)%
Norwegian Cruise Line Holdings Ltd
(20,804)
(403)
(0.45)%
IDEX Corp
(1,696)
(400)
(0.45)%
Verisk Analytics Inc
(1,644)
(398)
(0.44)%
Enphase Energy Inc
(3,058)
(388)
(0.43)%
Brown-Forman Corp - B Shares
(6,447)
(388)
(0.43)%
Church & Dwight Co Inc
(3,862)
(387)
(0.43)%
Live Nation Entertainment Inc
(3,945)
(383)
(0.43)%
Pinnacle West Capital Corp
(5,377)
(367)
(0.41)%
Evergy Inc
(7,392)
(366)
(0.41)%
Equifax Inc
(1,325)
(363)
(0.41)%
Ford Motor Co
(29,032)
(361)
(0.41)%
Parker-Hannifin Corp
674
361
0.40%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----  Liability
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/15/2024
255,039,132 Receive Secured Overnight
Financing Rate +
0.70%
Annual 03/15/2024 $ 175 $ — $ — $ (19)
Citigroup Inc Nigeria Government
Treasury Bill, 0.00%,
03/28/2024
400,000,000 Receive US Federal Funds
Effective Rate
(continuous series)
Annual 03/29/2024 251 — — (6)
Total $ — $ — $ (25)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (5.13)% Shares Value (000's)
Aerospace & Defense - (0.11)%
Airbus SE 441 $ 73
CAE Inc 13,035 243
Melrose Industries PLC 16,338 131
$ 447
Agriculture - (0.02)%
Bunge Global SA 818 77
Airlines - (0.02)%
Deutsche Lufthansa AG 12,905 100
Apparel - (0.01)%
Puma SE 1,289 59
VF Corp 184 3
$ 62
Automobile Manufacturers - (0.14)%
Renault SA 2,767 116
Rivian Automotive Inc 6,791 77
Stellantis NV 14,415 377
$ 570
Automobile Parts & Equipment - (0.07)%
Aptiv PLC 757 60
BorgWarner Inc 2,102 65
Magna International Inc 2,700 149
$ 274
Banks - (0.05)%
Danske Bank A/S 5,028 148
Standard Chartered PLC 3,154 27
$ 175
Beverages - (0.15)%
Brown-Forman Corp - B Shares 717 43
Celsius Holdings Inc 1,097 90
Davide Campari-Milano NV 31,431 319
Diageo PLC 711 27
JDE Peet's NV 3,172 72
Remy Cointreau SA 253 27
$ 578
Biotechnology - (0.08)%
Biogen Inc 674 146
BioMarin Pharmaceutical Inc 207 18
Bio-Rad Laboratories Inc 77 25
Corteva Inc 86 5
Regeneron Pharmaceuticals Inc 108 104
$ 298
Building Materials - (0.08)%
Builders FirstSource Inc 806 157
Svenska Cellulosa AB SCA 5,404 76
TOTO Ltd 3,100 84
$ 317
Chemicals - (0.19)%
Celanese Corp 350 53
DuPont de Nemours Inc 2,237 155
Mitsui Chemicals Inc 900 25
Nippon Paint Holdings Co Ltd 600 4
Nissan Chemical Corp 2,600 109
Nutrien Ltd 2,100 110
OCI NV 2,344 62
Syensqo SA 753 67
Symrise AG 401 41
Westlake Corp 580 80
$ 706
Coal - (0.01)%
Teck Resources Ltd 800 31
Commercial Services - (0.16)%
Ashtead Group PLC 842 61
Equifax Inc 71 19
Moody's Corp 34 13
Quanta Services Inc 446 108
Rentokil Initial PLC 26,645 148
TOPPAN Holdings Inc 5,200 124
TransUnion 1,774 138
COMMON STOCKS (continued) Shares Value (000’s)
Commercial Services (continued)
WillScot Mobile Mini Holdings Corp 2,005 $ 96
$ 707
Consumer Products - (0.02)%
Avery Dennison Corp 319 69
Cosmetics & Personal Care - (0.04)%
Beiersdorf AG 206 30
Kose Corp 900 50
Shiseido Co Ltd 2,100 57
Unicharm Corp 1,800 60
$ 197
Distribution & Wholesale - (0.02)%
D'ieteren Group 438 85
Diversified Financial Services - (0.06)%
Ameriprise Financial Inc 34 14
London Stock Exchange Group PLC 1,632 183
LPL Financial Holdings Inc 13 3
Mastercard Inc 201 95
$ 295
Electric - (0.06)%
Elia Group SA/NV 18 2
Iberdrola SA 21,295 245
$ 247
Electronics - (0.28)%
Hirose Electric Co Ltd 200 21
Ibiden Co Ltd 8,300 384
Jabil Inc 1,323 191
Keysight Technologies Inc 926 143
Mettler-Toledo International Inc 44 55
MINEBEA MITSUMI Inc 7,000 145
TDK Corp 2,300 120
Trimble Inc 1,068 65
$ 1,124
Energy - Alternate Sources - 0.00%
First Solar Inc 53 8
Engineering & Construction - (0.10)%
Auckland International Airport Ltd 27,058 134
Ferrovial SE 5,062 190
Jacobs Solutions Inc 390 57
Shimizu Corp 4,400 26
$ 407
Entertainment - (0.03)%
Flutter Entertainment PLC 597 129
Environmental Control - (0.02)%
GFL Environmental Inc 1,400 50
Veralto Corp 250 22
$ 72
Food - (0.11)%
Ajinomoto Co Inc 1,100 40
HelloFresh SE 3,440 48
Kerry Group PLC 1,327 117
Lotus Bakeries NV 8 75
Ocado Group PLC 15,130 98
Salmar ASA 576 37
Yakult Honsha Co Ltd 2,500 54
$ 469
Forest Products & Paper - 0.00%
Smurfit Kappa Group PLC ADR 114 5
Healthcare - Products - (0.43)%
Agilent Technologies Inc 1,720 236
Alcon Inc 142 12
Asahi Intecc Co Ltd 7,800 162
Avantor Inc 9,496 234
Bio-Techne Corp 1,444 106
Cooper Cos Inc/The 1,380 129
Danaher Corp 752 190
Demant A/S 451 23
Olympus Corp 1,300 18
QIAGEN NV 3,694 158
Revvity Inc 649 71

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Products (continued)
STERIS PLC 219 $ 51
Thermo Fisher Scientific Inc 64 36
Waters Corp 704 238
West Pharmaceutical Services Inc 158 57
$ 1,721
Healthcare - Services - (0.05)%
BioMerieux 644 70
Catalent Inc 662 38
Laboratory Corp of America Holdings 302 65
$ 173
Home Furnishings - (0.05)%
Sharp Corp/Japan 23,700 129
Sony Group Corp 1,000 86
$ 215
Insurance - (0.03)%
Prudential Financial Inc 277 30
Prudential PLC 9,503 94
$ 124
Internet - (0.05)%
CDW Corp/DE 62 15
Sea Ltd ADR 170 8
SEEK Ltd 800 14
Snap Inc Class A 5,421 60
Uber Technologies Inc 1,013 81
Zillow Group Inc - C Shares 1,615 91
$ 269
Investment Companies - (0.12)%
Investor AB - B Shares 7,401 186
L E Lundbergforetagen AB 3,649 198
Washington H Soul Pattinson & Co Ltd 3,360 76
$ 460
Leisure Products & Services - (0.07)%
Yamaha Corp 13,200 289
Lodging - (0.11)%
Galaxy Entertainment Group Ltd 47,000 256
Hyatt Hotels Corp 1,355 208
$ 464
Machinery - Construction & Mining - 0.00%
Siemens Energy AG 247 4
Machinery - Diversified - (0.19)%
FANUC Corp 4,000 117
Graco Inc 1,715 156
Omron Corp 600 22
SMC Corp 100 60
Yaskawa Electric Corp 10,400 426
$ 781
Media - (0.19)%
Bollore SE 33,630 231
Charter Communications Inc 518 152
Liberty Broadband Corp - C Shares 2,062 124
Liberty Global Ltd 2,134 40
Liberty Media Corp-Liberty SiriusXM - C Shares 102 3
News Corp - A Shares 7,091 191
$ 741
Mining - (0.11)%
Franco-Nevada Corp 900 94
Ivanhoe Mines Ltd 11,700 124
Sumitomo Metal Mining Co Ltd 5,800 151
Wheaton Precious Metals Corp 1,700 70
$ 439
Miscellaneous Manufacturers - (0.09)%
Alstom SA 1,144 15
General Electric Co 251 39
Teledyne Technologies Inc 806 344
$ 398
Oil & Gas - (0.32)%
Chesapeake Energy Corp 7,271 602
Chevron Corp 34 5
Chord Energy Corp 1,321 215
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp 609 $ 64
Hess Corp 1,350 197
Repsol SA 9,620 153
Tourmaline Oil Corp 1,000 45
$ 1,281
Pharmaceuticals - (0.11)%
Eisai Co Ltd 3,300 137
McKesson Corp 629 328
$ 465
Private Equity - (0.01)%
EQT AB 1,328 39
Real Estate - (0.15)%
CBRE Group Inc 5,236 481
REA Group Ltd 551 70
UOL Group Ltd 11,900 52
$ 603
REITs - 0.00%
Kimco Realty Corp 13 —
Retail - (0.27)%
AutoZone Inc 5 15
CarMax Inc 4,240 335
Nitori Holdings Co Ltd 2,400 353
Reece Ltd 14,917 261
Zensho Holdings Co Ltd 3,500 153
$ 1,117
Semiconductors - (0.12)%
Advantest Corp 2,000 94
Hamamatsu Photonics KK 9,200 331
ON Semiconductor Corp 1,063 84
STMicroelectronics NV 409 19
$ 528
Software - (0.38)%
Bentley Systems Inc 1,470 76
BILL Holdings Inc 151 10
Confluent Inc 354 12
Dayforce Inc 2,224 155
Dropbox Inc - A Shares 2,000 48
Electronic Arts Inc 286 40
Fair Isaac Corp 23 29
PTC Inc 589 108
ROBLOX Corp 1,347 54
SS&C Technologies Holdings Inc 2,592 165
Synopsys Inc 101 58
Take-Two Interactive Software Inc 1,917 282
Twilio Inc 997 59
Tyler Technologies Inc 71 31
WiseTech Global Ltd 6,311 389
Xero Ltd 413 34
$ 1,550
Telecommunications - (0.03)%
T-Mobile US Inc 704 115
Toys, Games & Hobbies - (0.02)%
Bandai Namco Holdings Inc 4,500 87
Transportation - (0.40)%
Canadian National Railway Co 100 13
Canadian Pacific Kansas City Ltd 1,400 119
CSX Corp 3,661 139
DSV A/S 1,164 187
JB Hunt Transport Services Inc 997 206
Kawasaki Kisen Kaisha Ltd 100 5
Keisei Electric Railway Co Ltd 9,800 458
Knight-Swift Transportation Holdings Inc 5,757 324
Old Dominion Freight Line Inc 430 190
$ 1,641
TOTAL COMMON STOCKS (proceeds $19,954) $ 20,953
PREFERRED STOCKS - (0.01)%
Electronics - (0.01)%
Sartorius AG 0.74% 153 $ 58
TOTAL PREFERRED STOCKS (proceeds $58) $ 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2024 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal Amount
(000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 70
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $74) $ 70
TOTAL SHORT SALES (proceeds $20,086) $ 21,081

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .71 % Shares Held Value (000's)
Money Market Funds - 3 .71%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
616,539 $ 617
TOTAL INVESTMENT COMPANIES $ 617
COMMON STOCKS - 96 .26 % Shares Held Value (000's)
Commercial Services - 6 .50%
Atlas Arteria Ltd 30,247 $ 107
CCR SA 150,222 415
Transurban Group 63,238 557
$ 1,079
Electric - 41 .65%
ALLETE Inc 7,435 421
American Electric Power Co Inc 9,141 779
CenterPoint Energy Inc 18,599 511
CLP Holdings Ltd 45,500 379
CMS Energy Corp 9,121 523
DTE Energy Co 4,355 472
EDP Renovaveis SA 25,770 352
Emera Inc 10,700 375
Entergy Corp 6,150 625
National Grid PLC 39,549 517
NextEra Energy Inc 19,421 1,073
Northwestern Energy Group Inc 6,343 304
PG&E Corp 35,311 589
$ 6,920
Engineering & Construction - 14 .84%
Aena SME SA
(c)
1,572 299
Aeroports de Paris SA 3,816 519
Beijing Capital International Airport Co Ltd
(d)
1,074,000 346
Cellnex Telecom SA - Rights
(c),(d)
14,093 510
China Tower Corp Ltd
(c)
2,570,000 312
Enav SpA
(c)
46,537 163
Grupo Aeroportuario del Centro Norte SAB de CV 36,600 317
$ 2,466
Gas - 1 .96%
China Resources Gas Group Ltd 107,600 325
Pipelines - 11 .80%
APA Group 60,152 307
DT Midstream Inc 8,328 480
Gibson Energy Inc 28,500 472
Williams Cos Inc/The 19,511 701
$ 1,960
REITs - 9 .79%
American Tower Corp 4,615 917
Crown Castle Inc 6,448 709
$ 1,626
Transportation - 6 .04%
Canadian National Railway Co 4,300 557
Kyushu Railway Co 7,300 168
Union Pacific Corp 1,097 278
$ 1,003
Water - 3 .68%
Aguas Andinas SA 556,537 164
Severn Trent PLC 14,206 448
$ 612
TOTAL COMMON STOCKS $ 15,991
Total Investments $ 16,608
Other Assets and Liabilities -  0.03% 5
TOTAL NET ASSETS - 100.00% $ 16,613
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,284 or 7.73% of net assets.
(d) Non-income producing security
Portfolio Summary
Location Percent
United States 54 .17%
Canada 8 .45%
Spain 6 .99%
Australia 5 .85%
United Kingdom 5 .80%
Hong Kong 4 .24%
China 3 .96%
France 3 .12%
Brazil 2 .50%
Mexico 1 .91%
Japan 1 .01%
Chile 0 .99%
Italy 0 .98%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 29, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 682 $ 1,542 $ 1,607 $ 617
$ 682 $ 1,542 $ 1,607 $ 617
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .49%
iShares MSCI EAFE ETF 226,300 $ 17,482
Money Market Funds - 0 .44%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
3,310,401 3,310
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
1,799,180 1,799
$ 5,109
TOTAL INVESTMENT COMPANIES $ 22,591
COMMON STOCKS - 97 .57 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 14,100 $ 391
Publicis Groupe SA 15,981 1,691
WPP PLC 75,047 671
$ 2,753
Aerospace & Defense - 2 .05%
Airbus SE 41,394 6,849
BAE Systems PLC 211,747 3,324
Dassault Aviation SA 1,410 279
Elbit Systems Ltd 1,862 414
Leonardo SpA 28,257 604
Melrose Industries PLC 92,933 746
MTU Aero Engines AG 3,758 904
Rheinmetall AG 3,041 1,395
Rolls-Royce Holdings PLC
(d)
587,671 2,743
Saab AB 5,591 441
Safran SA 23,866 5,004
Singapore Technologies Engineering Ltd 109,000 323
Thales SA 6,605 980
$ 24,006
Agriculture - 0 .68%
British American Tobacco PLC 140,536 4,176
Imperial Brands PLC 58,419 1,258
Japan Tobacco Inc 83,800 2,177
Wilmar International Ltd 134,100 331
$ 7,942
Airlines - 0 .12%
ANA Holdings Inc
(d),(e)
11,200 244
Deutsche Lufthansa AG
(d)
41,775 325
Japan Airlines Co Ltd 10,100 189
Qantas Airways Ltd
(d)
58,998 197
Singapore Airlines Ltd 104,000 500
$ 1,455
Apparel - 2 .44%
Adidas AG 11,311 2,288
Burberry Group PLC 25,034 406
Hermes International SCA 2,211 5,533
Kering SA 5,198 2,394
LVMH Moet Hennessy Louis Vuitton SE 19,280 17,598
Puma SE 7,372 339
$ 28,558
Automobile Manufacturers - 3 .95%
Bayerische Motoren Werke AG 22,265 2,634
Daimler Truck Holding AG 37,349 1,526
Ferrari NV 8,801 3,715
Honda Motor Co Ltd 322,500 3,832
Isuzu Motors Ltd 40,700 581
Mazda Motor Corp 39,700 461
Mercedes-Benz Group AG 56,024 4,464
Nissan Motor Co Ltd 168,000 662
Renault SA 13,421 560
Stellantis NV 154,700 4,047
Subaru Corp 42,100 952
Suzuki Motor Corp 27,400 1,206
Toyota Motor Corp 740,400 17,834
Volkswagen AG 2,060 324
Volvo AB - A Shares 13,981 390
Volvo AB - B Shares 105,364 2,903
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Volvo Car AB
(d)
52,009 $ 190
$ 46,281
Automobile Parts & Equipment - 0 .75%
Aisin Corp 10,300 389
Bridgestone Corp 39,900 1,713
Cie Generale des Etablissements Michelin SCA 47,424 1,755
Continental AG 7,681 616
Denso Corp 132,000 2,428
Koito Manufacturing Co Ltd 14,000 178
Sumitomo Electric Industries Ltd 49,900 741
Toyota Industries Corp 10,200 1,016
$ 8,836
Banks - 10 .71%
ABN AMRO Bank NV
(f)
33,240 535
AIB Group PLC 109,708 509
ANZ Group Holdings Ltd 209,991 3,892
Banco Bilbao Vizcaya Argentaria SA 407,617 4,066
Banco BPM SpA 84,635 493
Banco Santander SA 1,130,011 4,709
Bank Hapoalim BM 88,702 850
Bank Leumi Le-Israel BM 106,329 892
Bank of Ireland Group PLC 73,777 644
Banque Cantonale Vaudoise 2,103 252
Barclays PLC 1,058,123 2,212
BNP Paribas SA 72,107 4,328
BOC Hong Kong Holdings Ltd 258,500 679
CaixaBank SA 261,907 1,185
Chiba Bank Ltd/The 37,000 301
Commerzbank AG 73,606 852
Commonwealth Bank of Australia 116,928 8,870
Computershare Ltd 37,587 635
Concordia Financial Group Ltd 74,000 375
Credit Agricole SA 74,602 1,012
Danske Bank A/S 48,160 1,417
DBS Group Holdings Ltd 126,500 3,137
Deutsche Bank AG 135,331 1,812
DNB Bank ASA 64,625 1,294
Erste Group Bank AG 24,008 960
FinecoBank Banca Fineco SpA 42,636 591
Hang Seng Bank Ltd 53,400 608
HSBC Holdings PLC 1,337,619 10,412
ING Groep NV 232,039 3,193
Intesa Sanpaolo SpA 1,021,234 3,252
Israel Discount Bank Ltd 86,371 451
Japan Post Bank Co Ltd 101,000 1,077
KBC Group NV 17,482 1,232
Lloyds Banking Group PLC 4,438,536 2,624
Macquarie Group Ltd 25,542 3,243
Mediobanca Banca di Credito Finanziario SpA 35,607 485
Mitsubishi UFJ Financial Group Inc 775,300 7,965
Mizrahi Tefahot Bank Ltd 10,814 428
Mizuho Financial Group Inc 168,480 3,148
National Australia Bank Ltd 217,808 4,840
NatWest Group PLC 398,326 1,204
Nordea Bank Abp 221,717 2,698
Oversea-Chinese Banking Corp Ltd 236,400 2,283
Resona Holdings Inc 148,400 810
Shizuoka Financial Group Inc 32,700 320
Skandinaviska Enskilda Banken AB 110,799 1,648
Societe Generale SA 50,459 1,225
Standard Chartered PLC 158,168 1,337
Sumitomo Mitsui Financial Group Inc 88,700 4,942
Sumitomo Mitsui Trust Holdings Inc 45,788 928
Svenska Handelsbanken AB 101,841 1,218
Swedbank AB 59,279 1,304
UBS Group AG 229,644 6,557
UniCredit SpA 107,608 3,604
United Overseas Bank Ltd 88,300 1,837

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Westpac Banking Corp 244,486 $ 4,195
$ 125,570
Beverages - 1 .76%
Anheuser-Busch InBev SA/NV 60,647 3,666
Asahi Group Holdings Ltd 33,600 1,151
Carlsberg AS 6,876 960
Coca-Cola Europacific Partners PLC 14,417 989
Coca-Cola HBC AG
(d)
15,355 479
Davide Campari-Milano NV 42,985 436
Diageo PLC 156,082 5,848
Endeavour Group Ltd/Australia 100,040 358
Heineken Holding NV 9,050 699
Heineken NV 20,109 1,858
JDE Peet's NV 6,774 155
Kirin Holdings Co Ltd 54,200 753
Pernod Ricard SA 14,279 2,386
Remy Cointreau SA 1,610 171
Suntory Beverage & Food Ltd 9,700 318
Treasury Wine Estates Ltd 56,655 455
$ 20,682
Biotechnology - 0 .82%
Argenx SE
(d)
4,133 1,549
Bachem Holding AG
(e)
2,356 186
CSL Ltd 33,731 6,280
Genmab A/S
(d)
4,613 1,282
Swedish Orphan Biovitrum AB
(d)
13,608 334
$ 9,631
Building Materials - 1 .88%
AGC Inc 13,700 490
Cie de Saint-Gobain SA 31,825 2,453
CRH PLC 48,442 4,035
Daikin Industries Ltd 18,400 2,593
Geberit AG 2,334 1,357
Heidelberg Materials AG 9,100 884
Holcim AG
(d)
36,392 2,970
Investment AB Latour 10,338 263
James Hardie Industries PLC
(d)
30,730 1,215
Kingspan Group PLC 10,866 983
Nibe Industrier AB 105,815 591
ROCKWOOL A/S 644 206
Sika AG 10,645 3,079
Svenska Cellulosa AB SCA 42,313 599
TOTO Ltd 9,900 268
$ 21,986
Chemicals - 2 .76%
Air Liquide SA 36,623 7,444
Akzo Nobel NV 11,912 868
Arkema SA 4,192 435
Asahi Kasei Corp 87,600 610
BASF SE 62,318 3,174
Brenntag SE 9,266 846
Clariant AG
(d)
15,065 187
Covestro AG
(d),(f)
13,196 718
Croda International PLC 9,262 558
DSM-Firmenich AG 12,985 1,392
EMS-Chemie Holding AG 490 342
Evonik Industries AG 16,269 300
Givaudan SA 645 2,706
ICL Group Ltd 54,020 287
Mitsubishi Chemical Group Corp 89,400 513
Mitsui Chemicals Inc 11,900 330
Nippon Paint Holdings Co Ltd 66,200 492
Nippon Sanso Holdings Corp 12,100 351
Nissan Chemical Corp 8,800 368
Nitto Denko Corp 10,000 919
Novozymes A/S 26,051 1,469
OCI NV 7,366 194
Shin-Etsu Chemical Co Ltd 125,800 5,368
Syensqo SA
(d)
5,175 462
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Symrise AG 9,271 $ 949
Toray Industries Inc 96,800 447
Umicore SA
(e)
14,624 306
Yara International ASA 11,561 360
$ 32,395
Commercial Services - 2 .59%
Adecco Group AG 11,172 448
Adyen NV
(d),(f)
1,517 2,400
Amadeus IT Group SA 31,455 1,861
Ashtead Group PLC 30,554 2,198
Brambles Ltd 97,162 954
Bureau Veritas SA 20,593 598
Dai Nippon Printing Co Ltd 14,300 418
Edenred SE 17,427 862
Experian PLC 64,153 2,747
IDP Education Ltd
(e)
18,462 229
Intertek Group PLC 11,269 660
Nexi SpA
(d),(f)
41,234 303
Randstad NV 7,577 418
Recruit Holdings Co Ltd 100,700 4,062
RELX PLC 131,638 5,766
Rentokil Initial PLC 176,129 981
Secom Co Ltd 14,700 1,073
Securitas AB 34,339 369
SGS SA 10,466 1,005
TOPPAN Holdings Inc 16,100 384
Transurban Group 215,636 1,900
Wise PLC
(d)
42,931 499
Worldline SA/France
(d),(f)
16,794 193
$ 30,328
Computers - 1 .04%
Bechtle AG 5,718 295
Capgemini SE 10,847 2,639
Check Point Software Technologies Ltd
(d)
6,535 1,048
CyberArk Software Ltd
(d)
2,916 769
Fujitsu Ltd 12,300 1,922
Logitech International SA 11,482 1,016
NEC Corp 17,100 1,154
Nomura Research Institute Ltd 26,943 757
NTT Data Group Corp 44,100 718
Obic Co Ltd 4,900 768
Otsuka Corp 8,000 352
SCSK Corp 10,900 201
Teleperformance SE 3,987 495
$ 12,134
Consumer Products - 0 .31%
Henkel AG & Co KGaA 7,256 490
Reckitt Benckiser Group PLC 49,840 3,149
$ 3,639
Cosmetics & Personal Care - 1 .98%
Beiersdorf AG 7,038 1,009
Essity AB 42,542 992
Haleon PLC 419,105 1,758
Kao Corp 32,500 1,230
L'Oreal SA 16,801 8,025
Shiseido Co Ltd 27,900 759
Unicharm Corp 28,200 935
Unilever PLC 174,584 8,526
$ 23,234
Distribution & Wholesale - 1 .67%
Bunzl PLC 23,601 941
D'ieteren Group 1,500 290
IMCD NV 3,979 607
ITOCHU Corp 83,000 3,606
Marubeni Corp 100,000 1,657
Mitsubishi Corp 240,900 5,167
Mitsui & Co Ltd 90,400 3,970
Rexel SA 15,748 404
Seven Group Holdings Ltd 11,424 287

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Sumitomo Corp 72,600 $ 1,704
Toyota Tsusho Corp 14,800 959
$ 19,592
Diversified Financial Services - 1 .61%
abrdn plc 128,524 256
AerCap Holdings NV
(d)
13,979 1,079
Amundi SA
(f)
4,287 282
ASX Ltd 13,517 579
Daiwa Securities Group Inc 93,100 686
Deutsche Boerse AG 13,266 2,777
Euronext NV
(f)
5,983 551
Futu Holdings Ltd ADR
(d)
3,857 206
Hargreaves Lansdown PLC 24,838 229
Hong Kong Exchanges & Clearing Ltd 84,100 2,590
Japan Exchange Group Inc 35,100 919
Julius Baer Group Ltd 14,383 771
London Stock Exchange Group PLC 29,079 3,266
Mitsubishi HC Capital Inc 56,300 389
Nomura Holdings Inc 209,800 1,195
ORIX Corp 81,900 1,721
SBI Holdings Inc 17,290 466
Schroders PLC 56,279 281
Singapore Exchange Ltd 59,900 421
St James's Place PLC 38,305 244
$ 18,908
Electric - 2 .43%
BKW AG 1,475 207
Chubu Electric Power Co Inc 45,000 560
CLP Holdings Ltd 114,500 953
E.ON SE 156,759 2,002
EDP - Energias de Portugal SA 219,103 873
EDP Renovaveis SA 21,449 293
Elia Group SA/NV 2,053 228
Endesa SA 22,177 399
Enel SpA 567,887 3,613
Engie SA 127,528 2,046
Fortum Oyj
(e)
31,324 391
Iberdrola SA 428,483 4,921
Kansai Electric Power Co Inc/The 49,200 629
Mercury NZ Ltd 48,569 198
Meridian Energy Ltd 90,305 329
National Grid PLC 259,717 3,398
Origin Energy Ltd 120,286 703
Orsted AS
(f)
13,208 740
Power Assets Holdings Ltd 96,500 579
Redeia Corp SA 28,334 451
RWE AG 44,146 1,479
Sembcorp Industries Ltd 62,400 237
SSE PLC 76,309 1,568
Terna - Rete Elettrica Nazionale 98,239 770
Tokyo Electric Power Co Holdings Inc
(d)
106,600 577
Verbund AG 4,754 344
$ 28,488
Electrical Components & Equipment - 1 .00%
Brother Industries Ltd 16,200 272
Legrand SA 18,435 1,867
Prysmian SpA 18,343 915
Schneider Electric SE 37,997 8,637
$ 11,691
Electronics - 1 .73%
ABB Ltd 111,695 5,154
Assa Abloy AB 69,983 1,997
Azbil Corp 8,400 247
Halma PLC 26,508 772
Hirose Electric Co Ltd 1,999 213
Hoya Corp 24,500 3,198
Ibiden Co Ltd 7,900 366
Kyocera Corp 89,600 1,322
MINEBEA MITSUMI Inc 25,300 525
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Murata Manufacturing Co Ltd 120,300 $ 2,424
NIDEC CORP 29,100 1,104
SCREEN Holdings Co Ltd 5,700 716
Shimadzu Corp 16,500 451
TDK Corp 27,100 1,413
Yokogawa Electric Corp 15,900 336
$ 20,238
Energy - Alternate Sources - 0 .17%
Vestas Wind Systems A/S
(d)
70,511 1,965
Engineering & Construction - 1 .17%
Acciona SA 1,724 193
ACS Actividades de Construccion y Servicios SA 14,736 606
Aena SME SA
(f)
5,237 995
Aeroports de Paris SA
(e)
2,418 329
Auckland International Airport Ltd 92,728 458
Bouygues SA 13,346 528
Cellnex Telecom SA - Rights
(d),(f)
32,063 1,159
CK Infrastructure Holdings Ltd 44,000 258
Eiffage SA 5,132 559
Ferrovial SE 36,201 1,359
Infrastrutture Wireless Italiane SpA
(f)
23,465 260
Kajima Corp 29,500 548
Keppel Ltd 101,700 548
Obayashi Corp 45,300 439
Shimizu Corp 36,200 210
Skanska AB 23,756 438
Taisei Corp 11,900 374
Vinci SA 34,959 4,480
$ 13,741
Entertainment - 1 .02%
Aristocrat Leisure Ltd 40,444 1,229
Entain PLC 44,602 515
Evolution AB
(f)
12,796 1,658
Flutter Entertainment PLC
(d)
12,359 2,676
Genting Singapore Ltd 422,200 286
La Francaise des Jeux SAEM
(f)
7,335 307
Lottery Corp Ltd/The 155,408 514
Oriental Land Co Ltd/Japan 76,200 2,731
Toho Co Ltd/Tokyo 7,800 253
Universal Music Group NV 57,237 1,728
$ 11,897
Food - 3 .71%
Aeon Co Ltd 45,700 1,091
Ajinomoto Co Inc 32,800 1,206
Barry Callebaut AG 249 350
Carrefour SA 39,591 665
Chocoladefabriken Lindt & Spruengli AG - PC 67 820
Chocoladefabriken Lindt & Spruengli AG - REG 8 962
CK Hutchison Holdings Ltd 187,132 945
Coles Group Ltd 93,449 1,028
Danone SA 44,957 2,869
J Sainsbury PLC 115,758 365
Jeronimo Martins SGPS SA 19,772 473
Kerry Group PLC 11,024 968
Kesko Oyj 19,071 365
Kikkoman Corp 9,500 622
Kobe Bussan Co Ltd 10,500 283
Koninklijke Ahold Delhaize NV 66,496 1,980
Lotus Bakeries NV 28 263
MEIJI Holdings Co Ltd 16,400 369
Mowi ASA 32,495 628
Nestle SA 186,425 19,335
Nissin Foods Holdings Co Ltd 14,000 408
Ocado Group PLC
(d)
40,498 262
Orkla ASA 48,945 351
Salmar ASA 4,610 293
Seven & i Holdings Co Ltd 157,200 2,343
Tesco PLC 492,649 1,738
WH Group Ltd
(f)
582,500 350

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Woolworths Group Ltd 85,294 $ 1,811
Yakult Honsha Co Ltd 17,900 386
$ 43,529
Food Service - 0 .32%
Compass Group PLC 119,324 3,274
Sodexo SA 6,177 493
$ 3,767
Forest Products & Paper - 0 .24%
Holmen AB
(e)
5,322 214
Mondi PLC 30,820 548
Smurfit Kappa Group PLC 18,178 777
UPM-Kymmene Oyj 37,267 1,247
$ 2,786
Gas - 0 .27%
Centrica PLC 376,876 599
Enagas SA 17,378 251
Hong Kong & China Gas Co Ltd 781,387 602
Osaka Gas Co Ltd 26,200 523
Snam SpA 140,797 658
Tokyo Gas Co Ltd 25,800 565
$ 3,198
Hand & Machine Tools - 0 .27%
Fuji Electric Co Ltd 8,900 542
Makita Corp 15,600 408
Schindler Holding AG - PC 2,843 749
Schindler Holding AG - REG 1,639 417
Techtronic Industries Co Ltd 96,000 1,036
$ 3,152
Healthcare - Products - 2 .07%
Alcon Inc 34,890 2,975
Asahi Intecc Co Ltd 15,200 316
Carl Zeiss Meditec AG 2,810 345
Cochlear Ltd 4,573 1,042
Coloplast A/S 8,806 1,170
Demant A/S
(d)
7,036 353
DiaSorin SpA 1,563 158
EBOS Group Ltd 10,715 242
EssilorLuxottica SA 20,597 4,373
Fisher & Paykel Healthcare Corp Ltd 40,774 607
FUJIFILM Holdings Corp 26,100 1,662
Getinge AB 15,971 317
Koninklijke Philips NV 54,216 1,092
Lifco AB 16,276 434
Olympus Corp 84,000 1,195
QIAGEN NV
(d)
15,444 660
Sartorius Stedim Biotech 2,039 561
Siemens Healthineers AG
(f)
19,690 1,182
Smith & Nephew PLC 61,041 805
Sonova Holding AG 3,539 1,092
Straumann Holding AG 7,793 1,232
Sysmex Corp 11,700 657
Terumo Corp 47,000 1,831
$ 24,301
Healthcare - Services - 0 .55%
BioMerieux 2,892 316
Eurofins Scientific SE 9,432 564
Fresenius Medical Care AG 14,341 550
Fresenius SE & Co KGaA 29,495 826
Lonza Group AG 5,200 2,714
Medibank Pvt Ltd 192,290 449
Ramsay Health Care Ltd 12,816 457
Sonic Healthcare Ltd 31,633 614
$ 6,490
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 11,068 465
Swire Pacific Ltd 30,000 249
Wharf Holdings Ltd/The 75,000 276
$ 990
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .29%
Barratt Developments PLC 68,048 $ 402
Berkeley Group Holdings PLC 7,408 435
Daiwa House Industry Co Ltd 41,400 1,196
Iida Group Holdings Co Ltd 10,720 138
Persimmon PLC 22,303 384
Sekisui Chemical Co Ltd 26,600 375
Taylor Wimpey PLC 246,858 430
$ 3,360
Home Furnishings - 0 .85%
Hoshizaki Corp 7,600 259
Panasonic Holdings Corp 154,200 1,458
Rational AG 357 294
SEB SA 1,739 206
Sharp Corp/Japan
(e)
18,100 98
Sony Group Corp 88,100 7,590
$ 9,905
Insurance - 5 .07%
Admiral Group PLC 18,179 613
Aegon Ltd 101,366 609
Ageas SA/NV 11,156 474
AIA Group Ltd 793,400 6,396
Allianz SE 27,351 7,512
ASR Nederland NV 11,066 511
Assicurazioni Generali SpA 70,767 1,679
Aviva PLC 191,277 1,080
AXA SA 126,807 4,515
Baloise Holding AG 3,198 516
Dai-ichi Life Holdings Inc 65,700 1,496
Gjensidige Forsikring ASA 13,964 221
Hannover Rueck SE 4,210 1,081
Helvetia Holding AG 2,592 366
Insurance Australia Group Ltd 167,682 677
Japan Post Holdings Co Ltd 145,000 1,399
Japan Post Insurance Co Ltd 13,400 247
Legal & General Group PLC 417,507 1,280
M&G PLC 157,114 447
MS&AD Insurance Group Holdings Inc 29,900 1,494
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
9,528 4,436
NN Group NV 18,904 844
Phoenix Group Holdings PLC 52,447 330
Prudential PLC 191,988 1,892
QBE Insurance Group Ltd 104,308 1,174
Sampo Oyj 31,520 1,410
Sompo Holdings Inc 20,750 1,217
Suncorp Group Ltd 88,692 883
Swiss Life Holding AG 2,061 1,498
Swiss Re AG 21,060 2,542
T&D Holdings Inc 34,200 595
Talanx AG 4,508 322
Tokio Marine Holdings Inc 125,800 3,675
Tryg A/S 24,379 518
Zurich Insurance Group AG 10,219 5,437
$ 59,386
Internet - 0 .86%
Adevinta ASA - B Shares
(d)
24,417 261
Auto Trader Group PLC
(f)
63,355 593
CAR Group Ltd 25,008 599
Delivery Hero SE
(d),(f)
12,331 285
Grab Holdings Ltd
(d)
132,662 407
LY Corp 186,600 516
M3 Inc 30,800 443
MonotaRO Co Ltd 17,500 168
Prosus NV
(d)
102,133 2,983
Rakuten Group Inc 104,700 574
Scout24 SE
(f)
5,237 381
Sea Ltd ADR
(d)
25,748 1,249
SEEK Ltd 24,872 426
Trend Micro Inc/Japan 9,300 462

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Wix.com Ltd
(d)
3,792 $ 532
ZOZO Inc 9,400 213
$ 10,092
Investment Companies - 0 .51%
Eurazeo SE 2,922 247
EXOR NV 6,535 706
Groupe Bruxelles Lambert NV 6,146 462
Industrivarden AB - A Shares 8,898 304
Industrivarden AB - C Shares
(e)
10,506 358
Investor AB - B Shares 120,851 3,041
L E Lundbergforetagen AB 5,306 289
Sofina SA 1,076 246
Washington H Soul Pattinson & Co Ltd 16,382 368
$ 6,021
Iron & Steel - 0 .54%
ArcelorMittal SA 35,727 932
BlueScope Steel Ltd 31,134 463
Fortescue Ltd 118,239 1,996
JFE Holdings Inc 40,200 659
Mineral Resources Ltd 12,265 532
Nippon Steel Corp 59,677 1,481
voestalpine AG 8,103 221
$ 6,284
Leisure Products & Services - 0 .13%
Shimano Inc 5,300 734
Yamaha Corp 9,200 201
Yamaha Motor Co Ltd 62,400 560
$ 1,495
Lodging - 0 .32%
Accor SA 13,212 574
City Developments Ltd 34,800 147
Galaxy Entertainment Group Ltd 153,000 833
InterContinental Hotels Group PLC 11,538 1,225
Sands China Ltd
(d)
169,600 481
Whitbread PLC 13,019 544
$ 3,804
Machinery - Construction & Mining - 1 .32%
Epiroc AB - A Shares 46,014 835
Epiroc AB - B Shares 27,229 449
Hitachi Construction Machinery Co Ltd 7,500 217
Hitachi Ltd 64,700 5,482
Komatsu Ltd 64,600 1,875
Metso Oyj 46,304 495
Mitsubishi Electric Corp 134,900 2,149
Mitsubishi Heavy Industries Ltd 22,400 1,773
Sandvik AB 74,446 1,677
Siemens Energy AG
(d)
36,276 557
$ 15,509
Machinery - Diversified - 1 .99%
Atlas Copco AB - A Shares 187,546 3,258
Atlas Copco AB - B Shares 108,984 1,632
Beijer Ref AB 26,875 378
Daifuku Co Ltd 21,200 503
FANUC Corp 66,500 1,938
GEA Group AG 11,431 461
Hexagon AB 144,963 1,701
Husqvarna AB 24,447 189
Keyence Corp 13,560 6,355
Kone Oyj 23,732 1,162
Kubota Corp 69,800 1,024
Omron Corp 12,200 454
SMC Corp 4,000 2,414
Spirax-Sarco Engineering PLC 5,151 672
Wartsila OYJ Abp 33,052 512
Yaskawa Electric Corp 16,800 689
$ 23,342
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .44%
Bollore SE 49,743 $ 341
Informa PLC 95,937 984
Pearson PLC 43,691 531
Vivendi SE 46,742 522
Wolters Kluwer NV 17,352 2,740
$ 5,118
Metal Fabrication & Hardware - 0 .20%
MISUMI Group Inc 19,900 304
SKF AB 23,797 520
Tenaris SA 32,971 586
VAT Group AG
(f)
1,885 946
$ 2,356
Mining - 2 .28%
Anglo American PLC 88,723 1,912
Antofagasta PLC 27,534 633
BHP Group Ltd 353,910 10,145
Boliden AB 19,097 484
Endeavour Mining PLC 12,829 207
Glencore PLC 724,097 3,443
Norsk Hydro ASA 92,639 476
Northern Star Resources Ltd 80,241 667
Pilbara Minerals Ltd
(e)
199,621 545
Rio Tinto Ltd 25,919 2,087
Rio Tinto PLC 78,633 5,044
South32 Ltd 316,242 606
Sumitomo Metal Mining Co Ltd 17,300 450
$ 26,699
Miscellaneous Manufacturers - 1 .16%
Alfa Laval AB 20,202 761
Alstom SA 20,124 269
Indutrade AB 19,078 506
JSR Corp 12,400 333
Knorr-Bremse AG 5,065 355
Orica Ltd 33,654 375
Siemens AG 53,065 10,505
Smiths Group PLC 24,266 494
$ 13,598
Office & Business Equipment - 0 .23%
Canon Inc 69,800 2,041
Ricoh Co Ltd 38,300 319
Seiko Epson Corp 20,200 327
$ 2,687
Oil & Gas - 3 .84%
Aker BP ASA 22,065 536
Ampol Ltd 16,639 426
BP PLC 1,195,156 6,944
DCC PLC
(d)
6,902 490
ENEOS Holdings Inc 201,130 868
Eni SpA 153,215 2,359
Equinor ASA 62,905 1,550
Galp Energia SGPS SA 32,450 511
Idemitsu Kosan Co Ltd 67,605 427
Inpex Corp 67,800 904
Neste Oyj 29,539 810
OMV AG 10,283 453
Repsol SA 84,731 1,346
Santos Ltd 226,766 1,044
Shell PLC 454,025 14,043
TotalEnergies SE 151,586 9,662
Woodside Energy Group Ltd 132,575 2,616
$ 44,989
Oil & Gas Services - 0 .02%
Seatrium Ltd
(d)
3,096,937 208
Packaging & Containers - 0 .08%
SIG Group AG
(d)
21,353 423
Stora Enso Oyj 40,622 514
$ 937

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 8 .95%
Amplifon SpA 8,694 $ 290
Astellas Pharma Inc 126,400 1,381
AstraZeneca PLC 108,236 13,644
Bayer AG 68,595 2,073
Chugai Pharmaceutical Co Ltd 46,900 1,873
Daiichi Sankyo Co Ltd 129,100 4,252
Eisai Co Ltd 17,600 730
Grifols SA
(d)
20,827 172
GSK PLC 287,323 6,010
Hikma Pharmaceuticals PLC 11,577 287
Ipsen SA 2,633 289
Kyowa Kirin Co Ltd 18,900 374
Merck KGaA 9,024 1,535
Novartis AG 143,116 14,440
Novo Nordisk A/S 227,855 27,198
Ono Pharmaceutical Co Ltd 25,300 419
Orion Oyj 7,526 296
Otsuka Holdings Co Ltd 29,200 1,185
Recordati Industria Chimica e Farmaceutica SpA 7,301 409
Roche Holding AG 2,235 618
Roche Holding AG 49,054 12,826
Sandoz Group AG
(d)
28,589 884
Sanofi SA 79,480 7,576
Shionogi & Co Ltd 17,200 856
Takeda Pharmaceutical Co Ltd 110,500 3,232
Teva Pharmaceutical Industries Ltd ADR
(d)
78,262 1,029
UCB SA 8,828 1,019
$ 104,897
Pipelines - 0 .04%
APA Group 89,579 457
Private Equity - 0 .47%
3i Group PLC 67,961 2,123
CapitaLand Investment Ltd/Singapore 181,600 376
EQT AB 26,072 764
Partners Group Holding AG 1,585 2,279
$ 5,542
Real Estate - 1 .05%
Azrieli Group Ltd 2,963 215
CK Asset Holdings Ltd 136,132 626
Daito Trust Construction Co Ltd 4,100 486
ESR Group Ltd
(f)
119,200 159
Fastighets AB Balder
(d)
45,522 283
Hang Lung Properties Ltd 126,000 135
Henderson Land Development Co Ltd 100,982 291
Hongkong Land Holdings Ltd 77,029 261
Hulic Co Ltd 26,800 267
LEG Immobilien SE 5,174 381
Mitsubishi Estate Co Ltd 78,600 1,203
Mitsui Fudosan Co Ltd 62,100 1,686
Nomura Real Estate Holdings Inc 7,700 192
REA Group Ltd 3,690 467
Sagax AB 14,241 337
Sekisui House Ltd 41,700 929
Sino Land Co Ltd 267,073 288
Sumitomo Realty & Development Co Ltd 19,900 590
Sun Hung Kai Properties Ltd 101,000 1,016
Swire Properties Ltd 81,400 167
Swiss Prime Site AG 5,357 512
Vonovia SE 51,192 1,429
Wharf Real Estate Investment Co Ltd 117,000 390
$ 12,310
REITs - 1 .07%
CapitaLand Ascendas REIT 260,750 531
CapitaLand Integrated Commercial Trust 371,838 542
Covivio SA/France 3,509 158
Dexus 75,098 360
Gecina SA 3,212 310
GLP J-Reit 327 260
Goodman Group 119,344 2,323
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
GPT Group/The 133,750 $ 378
Japan Metropolitan Fund Invest 488 288
Japan Real Estate Investment Corp 89 321
KDX Realty Investment Corp 289 289
Klepierre SA 15,022 382
Land Securities Group PLC 49,407 387
Link REIT 180,040 893
Mapletree Logistics Trust 243,500 268
Mapletree Pan Asia Commercial Trust 164,900 166
Mirvac Group 275,508 391
Nippon Building Fund Inc 107 412
Nippon Prologis REIT Inc 159 266
Nomura Real Estate Master Fund Inc 280 278
Scentre Group 362,403 734
Segro PLC 81,428 871
Stockland 166,677 487
Unibail-Rodamco-Westfield
(d)
8,252 603
Vicinity Ltd 270,172 341
Warehouses De Pauw CVA 12,257 328
$ 12,567
Retail - 2 .18%
Associated British Foods PLC 23,810 685
Avolta AG
(d)
6,926 271
Cie Financiere Richemont SA 37,535 5,975
Fast Retailing Co Ltd 12,200 3,534
H & M Hennes & Mauritz AB
(e)
45,097 612
Industria de Diseno Textil SA 76,164 3,388
Jardine Cycle & Carriage Ltd 6,900 131
JD Sports Fashion PLC 180,949 270
Kingfisher PLC 131,056 389
MatsukiyoCocokara & Co 24,000 398
McDonald's Holdings Co Japan Ltd 6,000 279
Moncler SpA 14,381 1,037
Next PLC 8,460 890
Nitori Holdings Co Ltd 5,600 824
Pan Pacific International Holdings Corp 26,600 627
Pandora A/S 5,903 955
Reece Ltd 15,786 276
Swatch Group AG/The - BR 2,020 477
Swatch Group AG/The - REG 3,674 168
USS Co Ltd 14,400 251
Wesfarmers Ltd 79,233 3,439
Zalando SE
(d),(f)
15,655 331
Zensho Holdings Co Ltd 6,700 293
$ 25,500
Semiconductors - 4 .45%
Advantest Corp 53,500 2,518
ASM International NV 3,279 2,003
ASML Holding NV 28,148 26,712
BE Semiconductor Industries NV 5,383 975
Disco Corp 6,400 2,086
Hamamatsu Photonics KK 9,800 352
Infineon Technologies AG 91,182 3,274
Lasertec Corp 5,300 1,422
Renesas Electronics Corp 102,600 1,695
Rohm Co Ltd 23,000 392
STMicroelectronics NV 47,721 2,167
SUMCO Corp 24,400 383
Tokyo Electron Ltd 32,900 8,163
$ 52,142
Shipbuilding - 0 .03%
Kongsberg Gruppen ASA 6,142 391
Software - 1 .88%
Capcom Co Ltd 12,100 489
Dassault Systemes SE 46,657 2,186
Global-e Online Ltd
(d)
6,881 233
Konami Group Corp 7,000 471
Monday.com Ltd
(d)
2,023 451
Nemetschek SE 4,032 386

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nexon Co Ltd 23,900 $ 388
Oracle Corp Japan 2,700 207
Sage Group PLC/The 71,213 1,122
SAP SE 72,910 13,663
Square Enix Holdings Co Ltd 6,000 254
Temenos AG 4,461 336
TIS Inc 15,400 348
WiseTech Global Ltd 11,639 718
Xero Ltd
(d)
10,058 836
$ 22,088
Telecommunications - 2 .80%
BT Group PLC 451,463 596
Deutsche Telekom AG 226,307 5,379
Elisa Oyj 9,931 447
Hikari Tsushin Inc 1,400 254
HKT Trust & HKT Ltd 264,980 323
KDDI Corp 104,500 3,159
Koninklijke KPN NV 234,274 856
Nice Ltd
(d)
4,422 1,082
Nippon Telegraph & Telephone Corp 2,086,400 2,537
Nokia OYJ 372,349 1,313
Orange SA 130,011 1,490
Singapore Telecommunications Ltd 576,500 1,006
SoftBank Corp 200,900 2,643
SoftBank Group Corp 71,800 4,253
Spark New Zealand Ltd 126,668 391
Swisscom AG 1,808 1,034
Tele2 AB 37,446 314
Telecom Italia SpA/Milano
(d)
695,718 209
Telefonaktiebolaget LM Ericsson 204,458 1,110
Telefonica SA 341,283 1,400
Telenor ASA 43,971 481
Telia Co AB 164,729 392
Telstra Group Ltd 282,364 702
Vodafone Group PLC 1,607,090 1,412
$ 32,783
Toys, Games & Hobbies - 0 .41%
Bandai Namco Holdings Inc 41,900 807
Nintendo Co Ltd 72,500 4,051
$ 4,858
Transportation - 1 .49%
AP Moller - Maersk A/S - A 212 288
AP Moller - Maersk A/S - B 287 407
Aurizon Holdings Ltd 128,522 319
Central Japan Railway Co 53,900 1,356
Deutsche Post AG 69,211 3,214
DSV A/S 12,233 1,963
East Japan Railway Co 21,100 1,248
Getlink SE 24,961 426
Hankyu Hanshin Holdings Inc 16,000 461
Kawasaki Kisen Kaisha Ltd 9,100 434
Keisei Electric Railway Co Ltd 9,600 449
Kintetsu Group Holdings Co Ltd 12,600 388
Kuehne + Nagel International AG 3,794 1,277
Mitsui OSK Lines Ltd 24,000 822
MTR Corp Ltd 108,500 359
Nippon Express Holdings Inc 5,100 270
Nippon Yusen KK 32,100 1,022
Odakyu Electric Railway Co Ltd 21,900 308
Poste Italiane SpA
(f)
31,918 374
SG Holdings Co Ltd 22,400 281
SITC International Holdings Co Ltd 94,000 155
Tobu Railway Co Ltd 13,200 337
Tokyu Corp 34,900 434
West Japan Railway Co 15,300 636
Yamato Holdings Co Ltd 18,600 283
$ 17,511
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .23%
Severn Trent PLC 18,795 $ 593
United Utilities Group PLC 47,611 616
Veolia Environnement SA 48,117 1,492
$ 2,701
TOTAL COMMON STOCKS $ 1,143,700
PREFERRED STOCKS - 0 .45 % Shares Held Value (000's)
Automobile Manufacturers - 0 .32%
Bayerische Motoren Werke AG 8.52% 4,114 $ 451
Dr Ing hc F Porsche AG 1.01%
(f)
7,951 743
Porsche Automobil Holding SE 2.56% 10,692 572
Volkswagen AG 8.76% 14,398 1,955
$ 3,721
Consumer Products - 0 .07%
Henkel AG & Co KGaA 1.85% 11,818 889
Electronics - 0 .06%
Sartorius AG 0.74% 1,830 693
TOTAL PREFERRED STOCKS $ 5,303
Total Investments $ 1,171,594
Other Assets and Liabilities -  0.05% 591
TOTAL NET ASSETS - 100.00% $ 1,172,185
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,310 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,145 or 0.27% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,445 or 1.32% of net assets.

Schedule of Investments
International Equity Index Fund
February 29, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 23 .20%
United Kingdom 12 .72%
France 11 .70%
Switzerland 9 .80%
Germany 8 .40%
Australia 7 .00%
Netherlands 5 .22%
Denmark 3 .48%
Sweden 3 .11%
Spain 2 .45%
Italy 2 .26%
Hong Kong 2 .05%
United States 1 .93%
Ireland 1 .37%
Singapore 1 .30%
Finland 0 .99%
Belgium 0 .78%
Israel 0 .76%
Norway 0 .58%
New Zealand 0 .24%
Luxembourg 0 .18%
Austria 0 .17%
Portugal 0 .15%
Chile 0 .05%
Macao 0 .04%
Jordan 0 .02%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 4,610 $ 176,045 $ 178,856 $ 1,799
$ 4,610 $ 176,045 $ 178,856 $ 1,799
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 60 $ — $ — $ —
$ 60 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2024 Long 19 $ 2,174 $ 123
Total $ 123
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Money Market Funds - 2 .54%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
5,086,094 $ 5,086
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
13,099,478 13,099
$ 18,185
TOTAL INVESTMENT COMPANIES $ 18,185
COMMON STOCKS - 98 .34 % Shares Held Value (000's)
Advertising - 0 .45%
Stroeer SE & Co KGaA 56,959 $ 3,190
Aerospace & Defense - 0 .83%
Saab AB 74,904 5,905
Agriculture - 0 .37%
GrainCorp Ltd 522,026 2,645
Airlines - 0 .73%
JET2 PLC 294,795 5,193
Apparel - 1 .37%
Asics Corp 136,400 5,805
Gildan Activewear Inc 113,600 3,956
$ 9,761
Automobile Parts & Equipment - 1 .68%
CIE Automotive SA 88,889 2,372
Forvia SE
(d)
256,425 3,658
Nifco Inc/Japan 154,400 3,727
Yokohama Rubber Co Ltd/The 83,600 2,224
$ 11,981
Banks - 5 .12%
Banca Mediolanum SpA 533,887 5,746
Banco de Sabadell SA 3,860,421 5,021
Bank of Ireland Group PLC 354,802 3,098
BAWAG Group AG
(d),(e)
101,116 5,727
Chiba Bank Ltd/The 621,500 5,062
Concordia Financial Group Ltd 736,100 3,732
Mebuki Financial Group Inc 1,326,300 4,146
Sydbank AS 75,209 4,038
$ 36,570
Beverages - 0 .47%
Royal Unibrew A/S 52,235 3,393
Biotechnology - 0 .49%
Bavarian Nordic A/S
(d)
114,083 2,587
Immunocore Holdings PLC ADR
(d)
14,164 952
$ 3,539
Building Materials - 2 .71%
Buzzi SpA 139,325 4,708
Interfor Corp
(d)
167,000 2,497
Stella-Jones Inc 69,200 3,890
Sumitomo Osaka Cement Co Ltd 138,300 3,290
Wienerberger AG 141,823 4,956
$ 19,341
Chemicals - 2 .59%
ADEKA Corp 184,800 3,810
Air Water Inc 360,700 5,204
Arkema SA 17,970 1,863
Fuso Chemical Co Ltd 76,800 2,485
NOF Corp 114,600 5,153
$ 18,515
Commercial Services - 4 .13%
4imprint Group PLC 58,556 4,223
Element Fleet Management Corp 238,700 3,984
Elis SA 275,513 6,293
Loomis AB 110,962 3,003
Persol Holdings Co Ltd 1,340,300 1,942
Securitas AB 532,318 5,726
Shin Nippon Biomedical Laboratories Ltd
(f)
22,000 241
Sixt SE 22,193 2,083
TechnoPro Holdings Inc 102,100 2,045
$ 29,540
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4 .73%
BIPROGY Inc 145,900 $ 4,519
Computacenter PLC 107,023 3,940
CyberArk Software Ltd
(d)
20,076 5,295
Ferrotec Holdings Corp 189,300 3,786
Internet Initiative Japan Inc 198,300 3,686
Keywords Studios PLC 170,277 3,085
Serco Group PLC 1,962,802 4,637
Sopra Steria Group 18,904 4,847
$ 33,795
Distribution & Wholesale - 2 .60%
Rexel SA 167,878 4,310
Seven Group Holdings Ltd
(f)
202,853 5,091
Sojitz Corp 238,300 6,052
Toromont Industries Ltd 34,004 3,123
$ 18,576
Diversified Financial Services - 2 .57%
BFF Bank SpA
(e)
308,774 3,602
Credit Saison Co Ltd 300,500 5,846
IG Group Holdings PLC 421,885 3,724
Man Group PLC/Jersey 1,698,880 5,214
$ 18,386
Electric - 1 .70%
BKW AG 24,900 3,489
Capital Power Corp 157,100 4,439
Sembcorp Industries Ltd 1,118,400 4,247
$ 12,175
Electronics - 2 .03%
Celestica Inc
(d)
79,000 3,358
NKT A/S
(d)
69,902 5,260
SCREEN Holdings Co Ltd 46,700 5,864
$ 14,482
Energy - Alternate Sources - 0 .60%
ERG SpA 98,811 2,693
Solaria Energia y Medio Ambiente SA
(d)
134,944 1,612
$ 4,305
Engineering & Construction - 5 .64%
Alten SA 19,219 2,823
Arcadis NV 58,805 3,432
Balfour Beatty PLC 825,157 3,544
INFRONEER Holdings Inc 447,100 4,586
Kajima Corp 229,900 4,268
Kinden Corp 197,800 3,373
SPIE SA 137,055 4,565
Stantec Inc 61,490 5,134
Technip Energies NV 157,489 3,425
Ventia Services Group Pty Ltd 2,095,027 5,164
$ 40,314
Entertainment - 1 .56%
CTS Eventim AG & Co KGaA 73,855 5,816
Entain PLC 261,110 3,013
Sankyo Co Ltd 205,000 2,342
$ 11,171
Food - 3 .60%
AAK AB 192,420 4,242
Cranswick PLC 63,424 3,088
Empire Co Ltd 117,900 2,987
J Sainsbury PLC 878,748 2,774
Sonae SGPS SA 2,896,429 2,665
Toyo Suisan Kaisha Ltd 112,300 6,518
Yamazaki Baking Co Ltd 148,700 3,488
$ 25,762
Hand & Machine Tools - 1 .59%
Amada Co Ltd 505,200 5,617
DMG Mori Co Ltd
(f)
249,600 5,778
$ 11,395

Schedule of Investments
International Small Company Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .36%
ConvaTec Group PLC
(e)
1,541,953 $ 4,799
Tecan Group AG 12,550 4,903
$ 9,702
Healthcare - Services - 0 .48%
Amvis Holdings Inc 204,800 3,421
Insurance - 2 .95%
ASR Nederland NV 118,431 5,466
AUB Group Ltd 156,873 3,088
Beazley PLC 639,330 5,277
nib holdings Ltd/Australia 597,011 2,847
SCOR SE 143,880 4,390
$ 21,068
Internet - 0 .58%
Scout24 SE
(e)
57,434 4,176
Leisure Products & Services - 1 .17%
BRP Inc
(f)
52,300 3,452
Flight Centre Travel Group Ltd
(f)
353,080 4,924
$ 8,376
Lodging - 1 .21%
MGM China Holdings Ltd
(d)
2,822,800 4,562
Whitbread PLC 97,189 4,059
$ 8,621
Machinery - Construction & Mining - 1 .26%
Hitachi Construction Machinery Co Ltd 139,900 4,049
Weir Group PLC/The 212,949 4,939
$ 8,988
Machinery - Diversified - 2 .65%
ANDRITZ AG 68,291 4,297
ATS Corp
(d)
71,000 2,675
IMI PLC 234,570 5,149
Okuma Holdings Inc 84,900 4,005
Rotork PLC 725,200 2,833
$ 18,959
Media - 1 .04%
Fuji Media Holdings Inc 301,600 3,612
Quebecor Inc 163,200 3,817
$ 7,429
Metal Fabrication & Hardware - 1 .15%
Vallourec SACA
(d)
271,894 4,125
VAT Group AG
(e)
8,192 4,112
$ 8,237
Mining - 3 .55%
Alamos Gold Inc 367,300 4,333
Bellevue Gold Ltd
(d)
2,687,631 2,655
Constellium SE
(d)
220,626 4,278
De Grey Mining Ltd
(d)
2,920,225 2,387
Deterra Royalties Ltd 980,094 3,164
Filo Corp
(d)
229,000 3,700
Osisko Gold Royalties Ltd 333,100 4,865
$ 25,382
Miscellaneous Manufacturers - 2 .04%
Amano Corp 114,500 2,805
Diploma PLC 114,209 5,002
Trelleborg AB 187,171 6,803
$ 14,610
Office & Business Equipment - 0 .55%
Canon Marketing Japan Inc 131,300 3,911
Oil & Gas - 3 .17%
Ampol Ltd 164,020 4,205
ARC Resources Ltd 264,600 4,510
Crescent Point Energy Corp 731,700 5,332
International Petroleum Corp
(d),(f)
161,185 1,693
Seadrill Ltd
(d)
66,791 2,818
Var Energi ASA 1,348,929 4,122
$ 22,680
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 1 .99%
DS Smith PLC 1,325,585 $ 5,401
Gerresheimer AG 24,290 2,848
Orora Ltd 1,792,999 3,129
Rengo Co Ltd 425,500 2,839
$ 14,217
Pharmaceuticals - 2 .46%
ALK-Abello A/S
(d)
159,729 2,980
Hikma Pharmaceuticals PLC 152,528 3,786
Indivior PLC
(d)
215,853 4,663
Rohto Pharmaceutical Co Ltd 151,100 3,073
Suzuken Co Ltd/Aichi Japan 104,200 3,102
$ 17,604
Pipelines - 0 .50%
Keyera Corp 146,200 3,597
Private Equity - 1 .05%
Intermediate Capital Group PLC 308,163 7,514
Real Estate - 2 .84%
Castellum AB
(d)
249,652 2,994
Daito Trust Construction Co Ltd 27,900 3,310
Hang Lung Properties Ltd 2,023,000 2,171
PSP Swiss Property AG 45,613 5,799
TAG Immobilien AG
(d)
309,067 3,779
Tokyu Fudosan Holdings Corp 338,700 2,224
$ 20,277
REITs - 6 .38%
Aedifica SA 3,271 187
British Land Co PLC/The 1,176,425 5,176
Canadian Apartment Properties REIT 108,200 3,796
CapitaLand Ascendas REIT 2,529,700 5,155
Gecina SA 33,534 3,239
HomeCo Daily Needs REIT 2,489,858 2,017
Invincible Investment Corp 8,545 3,509
Japan Metropolitan Fund Invest 4,756 2,803
KDX Realty Investment Corp 3,338 3,341
Mirvac Group 2,748,800 3,899
Mitsui Fudosan Logistics Park Inc 1,124 3,186
Safestore Holdings PLC 257,584 2,497
Tritax Big Box REIT PLC 2,062,511 3,826
Warehouses De Pauw CVA 112,447 3,012
$ 45,643
Retail - 6 .54%
ABC-Mart Inc 126,500 2,169
B&M European Value Retail SA 726,201 4,830
Brunello Cucinelli SpA 52,631 6,321
Eagers Automotive Ltd 344,755 3,334
Food & Life Cos Ltd 124,800 2,477
H2O Retailing Corp 258,200 3,018
IDOM Inc 234,400 1,419
J Front Retailing Co Ltd 295,500 2,934
JD Sports Fashion PLC 3,020,200 4,513
JINS Holdings Inc 69,300 1,906
KOMEDA Holdings Co Ltd 190,500 3,471
MatsukiyoCocokara & Co 194,900 3,232
Monogatari Corp/The 159,000 4,964
Shimamura Co Ltd 40,800 2,172
$ 46,760
Semiconductors - 2 .18%
AIXTRON SE 61,439 1,709
Nova Ltd
(d)
33,005 5,725
Socionext Inc 171,700 4,427
SOITEC
(d)
25,309 3,706
$ 15,567
Software - 1 .96%
CompuGroup Medical SE & Co KgaA 76,786 2,439
Descartes Systems Group Inc/The
(d)
50,900 4,412
Pro Medicus Ltd 55,583 3,769
TIS Inc 149,700 3,379
$ 13,999

Schedule of Investments
International Small Company Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .72%
Kamigumi Co Ltd 184,500 $ 4,320
Sankyu Inc 114,800 4,059
SG Holdings Co Ltd 312,700 3,923
$ 12,302
TOTAL COMMON STOCKS $ 702,974
Total Investments $ 721,159
Other Assets and Liabilities -  (0.88)% (6,302)
TOTAL NET ASSETS - 100.00% $ 714,857
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,356 or
1.87% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,416 or 3.14% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,211 or 1.71% of net assets.
Portfolio Summary
Location Percent
Japan 29 .61%
United Kingdom 15 .49%
Canada 11 .14%
Australia 7 .32%
France 7 .20%
Sweden 4 .01%
Germany 3 .64%
Italy 3 .23%
Denmark 2 .56%
Switzerland 2 .56%
United States 2 .54%
Austria 2 .09%
Israel 1 .54%
Singapore 1 .31%
Spain 1 .26%
Netherlands 1 .25%
Ireland 0 .86%
Macao 0 .64%
Norway 0 .58%
Jordan 0 .53%
Belgium 0 .45%
Bermuda 0 .39%
Portugal 0 .37%
Hong Kong 0 .31%
Other Assets and Liabilities
( 0 .88 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,893 $ 166,138 $ 166,932 $ 13,099
$ 13,893 $ 166,138 $ 166,932 $ 13,099
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 188 $ — $ — $ —
$ 188 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .13 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Short-Term National Muni Bond ETF 1,000 $ 105
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 43
VanEck High Yield Muni ETF 341 18
VanEck Short High Yield Muni ETF 1,000 22
$ 188
TOTAL INVESTMENT COMPANIES $ 188
MUNICIPAL BONDS - 104 .26%
Principal
Amount (000's) Value (000's)
Alabama - 6 .13%
County of Jefferson AL Sewer Revenue
5.50%, 10/01/2053 $ 1,800 $ 1,964
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,837
5.00%, 09/01/2046 2,180 2,362
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
874 867
5.25%, 05/01/2044
(a)
2,003 1,988
$ 9,018
Arizona - 2 .65%
Arizona Industrial Development Authority
0.00%, 01/01/2054
(a),(b)
1,000 449
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 894
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,555
$ 3,898
Arkansas - 2 .86%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 998
5.45%, 09/01/2052 1,000 1,019
6.88%, 07/01/2048
(a)
2,000 2,185
$ 4,202
California - 11 .39%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,082
Bay Area Toll Authority
2.60%, 04/01/2056 245 164
California Educational Facilities Authority
5.00%, 05/01/2049 2,500 3,048
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(d)
2,000 2,034
California Municipal Finance Authority
4.00%, 07/15/2029 2,000 1,971
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,186
5.00%, 07/01/2039
(a)
1,250 1,292
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,016
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,002
City of Los Angeles Department of Airports
5.00%, 05/15/2035 80 90
5.00%, 05/15/2037
(e)
1,421 1,554
Golden State Tobacco Securitization Corp
5.00%, 06/01/2051 1,000 1,049
La Verne Public Financing Authority
7.25%, 09/01/2026 240 241
$ 16,750
Colorado - 3 .70%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,236
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 $ 1,000 $ 1,027
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,033
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 466
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
1,000 680
Regional Transportation District
4.00%, 07/15/2040 1,000 1,006
$ 5,448
Connecticut - 1 .22%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,801
Florida - 9 .22%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 1,000 1,188
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 3,079
Florida Development Finance Corp
4.50%, 08/01/2055 300 294
5.25%, 08/01/2029
(a)
2,500 2,465
5.25%, 08/01/2055 1,000 1,055
6.13%, 07/01/2032
(a),(d)
2,000 2,034
7.38%, 01/01/2049
(a)
1,000 1,024
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,206
Orange County Housing Finance Authority
7.00%, 10/01/2025 135 135
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,078
$ 13,558
Georgia - 1 .04%
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,527
Illinois - 9 .85%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,510
City of Chicago IL
6.00%, 01/01/2038 1,900 1,991
7.46%, 02/15/2026 1,165 850
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2039 1,200 1,206
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(e)
5,000 5,110
5.00%, 01/01/2043
(e)
1,500 1,695
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,028
State of Illinois
5.50%, 05/01/2047 1,000 1,096
$ 14,486
Indiana - 1 .24%
City of Whiting IN
4.40%, 11/01/2045
(d)
1,500 1,526
Town of Shoals IN
7.25%, 11/01/2043 300 301
$ 1,827
Iowa - 0 .72%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,000 1,055
Kentucky - 0 .66%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 975

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana - 4 .48%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 $ 1,000 $ 965
4.40%, 11/01/2044
(a)
905 874
5.50%, 11/01/2039
(a)
600 629
5.65%, 11/01/2037
(a)
800 849
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,268
$ 6,585
Maine - 0 .54%
Finance Authority of Maine
8.00%, 12/01/2051
(a)
1,000 787
Maryland - 0 .69%
City of Westminster MD
6.25%, 07/01/2044 600 600
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 414
$ 1,014
Massachusetts - 1 .07%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,576
Michigan - 1 .89%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,010
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 929
5.00%, 11/15/2049 1,000 843
$ 2,782
Missouri - 0 .69%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,011
Montana - 1 .87%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,265
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,479
$ 2,744
Nevada - 1 .68%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,112
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
901 360
$ 2,472
New Hampshire - 2 .01%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(d)
1,000 921
4.38%, 09/20/2036 979 966
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,072
$ 2,959
New Jersey - 2 .00%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 251
New Jersey Economic Development Authority
5.00%, 06/15/2047 500 515
5.25%, 06/15/2040 55 57
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,095
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,028
$ 2,946
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 12 .23%
New York City Transitional Finance Authority
5.50%, 05/01/2042 $ 1,000 $ 1,180
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,543
New York State Energy Research & Development
Authority
4.00%, 04/01/2034 1,000 1,023
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 1,021
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 920
4.00%, 12/01/2041 1,250 1,209
5.00%, 01/01/2034 1,000 1,032
5.38%, 08/01/2036 1,050 1,095
5.63%, 04/01/2040 1,000 1,085
6.00%, 06/30/2054 1,000 1,101
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(c)
500 550
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,123
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,148
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
830 783
4.13%, 12/01/2041
(a)
1,500 1,165
$ 17,978
Ohio - 4 .22%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,500 2,382
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
900 740
4.50%, 12/01/2055
(a)
1,300 1,107
Jefferson County Port Authority/OH
5.00%, 12/01/2053
(a),(d)
1,000 1,015
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 955
$ 6,199
Oklahoma - 0 .67%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 988
Oregon - 0 .00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(b)
1,000 —
Other Territory - 0 .34%
JPMorgan Chase Putters/Drivers Trust
4.10%, 03/20/2024
(a),(d)
500 500
Pennsylvania - 2 .00%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 1,021
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 919
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,003
$ 2,943
Puerto Rico - 2 .96%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
17 16
0.00%, 07/01/2033
(b)
133 86
0.00%, 11/01/2043
(b),(d)
457 267
4.00%, 07/01/2033 1,500 1,471
4.00%, 07/01/2037 80 76
4.00%, 07/01/2041 108 100
4.00%, 07/01/2046 113 101
5.38%, 07/01/2025 115 117

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
5.63%, 07/01/2027 $ 114 $ 120
5.63%, 07/01/2029 112 122
5.75%, 07/01/2031 109 122
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.75%, 01/01/2045 1,480 1,762
$ 4,360
South Carolina - 1 .59%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 457
6.25%, 06/01/2040
(a)
1,000 664
6.50%, 06/01/2051
(a)
2,000 1,211
$ 2,332
South Dakota - 0 .33%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 488
Tennessee - 2 .51%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,067
5.00%, 10/01/2035 500 506
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,346
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 765
$ 3,684
Texas - 4 .89%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 909
4.00%, 07/15/2041 500 455
North Texas Tollway Authority
5.00%, 01/01/2045 615 620
5.00%, 01/01/2048 500 514
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,724
4.00%, 01/01/2050
(a)
3,000 2,301
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 650 675
$ 7,198
Utah - 0 .89%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,302
Virgin Islands - 0 .71%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 1,044
Virginia - 1 .27%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,092
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 778
$ 1,870
Washington - 0 .06%
Washington State Housing Finance Commission
3.50%, 12/20/2035 96 90
Wisconsin - 1 .99%
Public Finance Authority
4.00%, 09/30/2051 1,620 1,337
5.00%, 09/01/2039
(a)
1,000 957
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 $ 300 $ 251
7.00%, 07/01/2043 500 380
$ 2,925
TOTAL MUNICIPAL BONDS $ 153,322
Total Investments $ 153,510
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.80)%
Notes with interest rates of 3.35% -3.55% at
February 29, 2024 and contractual maturity of
collateral from 2025-2042.
(f)
$ (8,533) (8,533)
Total Net Investments $ 144,977
Other Assets and Liabilities -  1.41% 2,079
TOTAL NET ASSETS - 100.00% $ 147,056
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,208 or 38.22% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 29, 2024.
Portfolio Summary
Sector Percent
Revenue Bonds 92 .25%
General Obligation Unlimited 4 .37%
Tax Allocation 2 .24%
Insured 1 .39%
Prerefunded 1 .16%
Special Assessment 0 .92%
General Obligation Limited 0 .84%
Certificate Participation 0 .58%
Special Tax 0 .33%
Notes 0 .18%
Exchange-Traded Funds 0 .13%
Liability For Floating Rate Notes Issued ( 5 .80 ) %
Other Assets and Liabilities
1 .41%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .59 % Shares Held Value (000's)
Money Market Funds - 0 .59%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
15,846,094 $ 15,846
TOTAL INVESTMENT COMPANIES $ 15,846
COMMON STOCKS - 97 .65 % Shares Held Value (000's)
Aerospace & Defense - 2 .22%
Bharat Electronics Ltd 24,207,400 $ 59,795
Agriculture - 0 .79%
ITC Ltd 4,369,000 21,382
Airlines - 1 .39%
Turk Hava Yollari AO
(c)
4,167,000 37,562
Apparel - 0 .64%
Makalot Industrial Co Ltd 1,457,000 17,148
Automobile Manufacturers - 6 .72%
Ashok Leyland Ltd 5,807,000 11,894
BYD Co Ltd 995,000 24,507
Hyundai Motor Co 132,000 24,851
Kia Corp 675,000 63,213
Mahindra & Mahindra Ltd 829,000 19,303
Maruti Suzuki India Ltd 99,000 13,473
Tata Motors Ltd 2,097,000 24,009
$ 181,250
Automobile Parts & Equipment - 0 .55%
Hyundai Mobis Co Ltd 81,000 14,774
Banks - 19 .35%
Agricultural Bank of China Ltd 38,328,000 15,724
Akbank TAS 16,200,000 21,530
Axis Bank Ltd 1,891,000 24,479
Banco do Brasil SA 5,468,000 63,765
Bank Mandiri Persero Tbk PT 52,800,000 23,584
Bank Polska Kasa Opieki SA 347,000 15,051
Bank Rakyat Indonesia Persero Tbk PT 77,924,000 30,366
Canara Bank 2,042,000 13,873
China Construction Bank Corp 19,225,000 11,923
Grupo Financiero Banorte SAB de CV 3,256,537 33,685
Hana Financial Group Inc 376,800 16,032
ICICI Bank Ltd 6,161,000 78,249
IndusInd Bank Ltd 829,000 14,726
Krung Thai Bank PCL 25,566,000 11,474
National Bank of Greece SA
(c)
2,348,747 18,442
Nedbank Group Ltd 1,004,100 11,487
OTP Bank Nyrt 183,000 8,781
PT Bank Central Asia Tbk 23,097,000 14,534
Sberbank of Russia PJSC ADR
(c)
3,419,500 —
Standard Bank Group Ltd 1,080,000 11,375
State Bank of India 5,631,000 50,706
Turkiye Is Bankasi AS 33,519,666 11,887
Union Bank of India Ltd 5,902,000 10,395
Woori Financial Group Inc 897,500 10,056
$ 522,124
Beverages - 1 .10%
Anhui Yingjia Distillery Co Ltd 1,238,000 10,947
Fomento Economico Mexicano SAB de CV 709,000 8,828
Jiangsu King's Luck Brewery JSC Ltd 1,325,985 9,846
$ 29,621
Biotechnology - 0 .25%
Beijing Tiantan Biological Products Corp Ltd 1,730,000 6,794
Chemicals - 0 .70%
Coromandel International Ltd 1,465,600 18,998
Coal - 0 .69%
Coal India Ltd 1,986,000 10,429
Shaanxi Coal Industry Co Ltd 2,300,000 8,224
$ 18,653
Computers - 2 .03%
Asia Vital Components Co Ltd 1,275,000 21,508
Asustek Computer Inc 1,000,000 14,408
Wiwynn Corp 257,000 18,974
$ 54,890
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .56%
Zhongji Innolight Co Ltd 700,000 $ 15,077
Diversified Financial Services - 3 .36%
Banco BTG Pactual SA 4,149,000 30,472
CTBC Financial Holding Co Ltd 17,500,000 16,291
Fubon Financial Holding Co Ltd 12,125,638 26,106
KB Financial Group Inc 374,700 17,871
$ 90,740
Electric - 0 .78%
Ningbo Sanxing Medical Electric Co Ltd 5,625,000 21,104
Electrical Components & Equipment - 0 .56%
Sieyuan Electric Co Ltd 1,887,970 14,978
Electronics - 1 .52%
BYD Electronic International Co Ltd 2,806,000 10,595
Gold Circuit Electronics Ltd 2,334,000 19,003
Micro-Star International Co Ltd 1,887,000 11,420
$ 41,018
Engineering & Construction - 0 .84%
Grupo Aeroportuario del Sureste SAB de CV 248,000 7,275
Larsen & Toubro Ltd 366,000 15,345
$ 22,620
Entertainment - 0 .28%
JYP Entertainment Corp 138,000 7,649
Food - 2 .22%
Bid Corp Ltd 503,000 11,758
BIM Birlesik Magazalar AS 1,808,000 22,439
Dino Polska SA
(c),(d)
221,817 25,811
$ 60,008
Healthcare - Products - 1 .27%
APT Medical Inc 129,000 8,162
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 2,921,970 14,494
Shenzhen New Industries Biomedical Engineering
Co Ltd
1,032,908 11,595
$ 34,251
Healthcare - Services - 0 .25%
Bumrungrad Hospital PCL 1,065,000 6,645
Home Furnishings - 1 .59%
Anker Innovations Technology Co Ltd 1,075,901 12,222
Beijing Roborock Technology Co Ltd 318,000 14,382
Hisense Visual Technology Co Ltd 4,573,997 16,403
$ 43,007
Insurance - 1 .66%
BB Seguridade Participacoes SA 2,264,000 15,257
PICC Property & Casualty Co Ltd 11,992,000 16,394
Powszechny Zaklad Ubezpieczen SA 1,061,000 13,056
$ 44,707
Internet - 10 .79%
Alibaba Group Holding Ltd ADR 595,400 44,078
Alibaba Group Holding Ltd 467,000 4,293
Baidu Inc
(c)
684,000 8,655
Kuaishou Technology
(c),(d)
922,000 5,206
PDD Holdings Inc ADR
(c)
593,076 73,862
Tencent Holdings Ltd 2,201,282 77,112
Tencent Music Entertainment Group ADR
(c)
2,126,000 22,259
Trip.com Group Ltd ADR
(c)
434,000 19,300
Vipshop Holdings Ltd ADR
(c)
1,891,000 36,402
$ 291,167
Iron & Steel - 0 .67%
Vale SA 1,347,900 18,180
Machinery - Construction & Mining - 0 .61%
HD Hyundai Electric Co Ltd 98,000 9,180
Zhejiang Dingli Machinery Co Ltd 874,905 7,158
$ 16,338
Mining - 1 .17%
Anji Microelectronics Technology Shanghai Co Ltd 408,200 8,546
Gold Fields Ltd 498,000 6,560
Grupo Mexico SAB de CV 1,839,000 8,967
MMC Norilsk Nickel PJSC 67,134 —

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Zijin Mining Group Co Ltd 4,710,000 $ 7,566
$ 31,639
Miscellaneous Manufacturers - 0 .60%
Elite Material Co Ltd 1,030,000 16,166
Oil & Gas - 3 .92%
Bharat Petroleum Corp Ltd 2,250,000 16,352
Gazprom PJSC
(c)
4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
PetroChina Co Ltd 29,691,200 23,287
PRIO SA/Brazil 2,895,000 25,543
Reliance Industries Ltd 1,153,000 40,580
$ 105,762
Pharmaceuticals - 0 .73%
Chongqing Zhifei Biological Products Co Ltd 841,000 6,236
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 13,570
$ 19,806
Retail - 0 .94%
HLA Group Corp Ltd 8,880,000 10,617
Wal-Mart de Mexico SAB de CV 3,659,000 14,615
$ 25,232
Semiconductors - 17 .42%
Alchip Technologies Ltd 169,000 22,170
Global Unichip Corp 386,000 19,454
MediaTek Inc 651,000 23,492
Novatek Microelectronics Corp 1,566,000 29,806
Samsung Electronics Co Ltd 2,110,949 116,509
SK Hynix Inc 100,000 11,789
Taiwan Semiconductor Manufacturing Co Ltd 9,897,756 216,905
Taiwan Semiconductor Manufacturing Co Ltd ADR 232,717 29,944
$ 470,069
Software - 4 .18%
HCL Technologies Ltd 3,153,200 63,191
NetEase Inc 2,281,000 49,549
$ 112,740
Telecommunications - 3 .73%
Accton Technology Corp 1,319,000 21,706
Shenzhen Transsion Holdings Co Ltd 1,078,000 23,762
Suzhou TFC Optical Communication Co Ltd 1,750,000 33,084
Xiaomi Corp
(c),(d)
13,091,000 21,999
$ 100,551
Transportation - 0 .96%
Evergreen Marine Corp Taiwan Ltd 3,400,000 17,812
Jiayou International Logistics Co Ltd 2,545,200 8,167
$ 25,979
Water - 0 .61%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
1,037,000 16,494
TOTAL COMMON STOCKS $ 2,634,918
PREFERRED STOCKS - 2 .42 % Shares Held Value (000's)
Banks - 0 .87%
Itau Unibanco Holding SA 1.13% 3,450,000 $ 23,534
Oil & Gas - 1 .55%
Petroleo Brasileiro SA 2.69% 5,194,000 41,856
TOTAL PREFERRED STOCKS $ 65,390
Total Investments $ 2,716,154
Other Assets and Liabilities -  (0.66)% (17,807)
TOTAL NET ASSETS - 100.00% $ 2,698,347
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,016 or 1.96% of net assets.
Portfolio Summary
Location Percent
China 24 .99%
Taiwan 20 .09%
India 18 .81%
Korea, Republic Of 10 .81%
Brazil 8 .71%
Turkey 3 .46%
Ireland 2 .74%
Mexico 2 .72%
Indonesia 2 .54%
Poland 2 .00%
South Africa 1 .52%
Greece 0 .68%
Thailand 0 .67%
United States 0 .59%
Hungary 0 .33%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .66 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 32,836 $ 548,016 $ 565,006 $ 15,846
$ 32,836 $ 548,016 $ 565,006 $ 15,846
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 560 $ — $ — $ —
$ 560 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .27 % Shares Held Value (000's)
Money Market Funds - 1 .27%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
14,963,916 $ 14,964
TOTAL INVESTMENT COMPANIES $ 14,964
COMMON STOCKS - 98 .62 % Shares Held Value (000's)
Advertising - 1 .67%
Interpublic Group of Cos Inc/The 625,492 $ 19,640
Automobile Parts & Equipment - 1 .42%
Linamar Corp 342,394 16,757
Banks - 9 .61%
Bank OZK 599,356 26,252
Cathay General Bancorp 450,722 17,601
Cullen/Frost Bankers Inc 205,971 22,350
East West Bancorp Inc 430,311 31,352
ServisFirst Bancshares Inc 249,691 15,778
$ 113,333
Chemicals - 3 .36%
HB Fuller Co 133,732 10,636
Huntsman Corp 484,544 12,404
RPM International Inc 143,230 16,522
$ 39,562
Commercial Services - 0 .61%
Morningstar Inc 24,066 7,186
Computers - 4 .39%
Amdocs Ltd 270,352 24,656
Crane NXT Co 80,564 4,707
Leidos Holdings Inc 174,996 22,375
$ 51,738
Consumer Products - 2 .53%
Avery Dennison Corp 102,939 22,289
WD-40 Co 28,062 7,532
$ 29,821
Diversified Financial Services - 6 .10%
Federal Agricultural Mortgage Corp 108,632 19,431
Hamilton Lane Inc 161,588 18,558
Jefferies Financial Group Inc 374,241 15,651
Raymond James Financial Inc 151,994 18,288
$ 71,928
Electric - 2 .29%
Alliant Energy Corp 300,878 14,367
IDACORP Inc 143,002 12,600
$ 26,967
Electrical Components & Equipment - 1 .75%
Energizer Holdings Inc 195,737 5,588
Littelfuse Inc 63,225 15,063
$ 20,651
Electronics - 3 .60%
Hubbell Inc 49,685 18,914
nVent Electric PLC 349,741 23,544
$ 42,458
Engineering & Construction - 0 .93%
Comfort Systems USA Inc 35,825 10,953
Food - 2 .02%
Ingredion Inc 202,505 23,821
Gas - 1 .33%
NiSource Inc 601,809 15,683
Hand & Machine Tools - 5 .22%
Lincoln Electric Holdings Inc 92,251 23,672
MSA Safety Inc 110,303 20,312
Snap-on Inc 63,911 17,618
$ 61,602
Healthcare - Products - 4 .10%
CONMED Corp 171,613 13,784
DENTSPLY SIRONA Inc 447,473 14,623
STERIS PLC 85,542 19,924
$ 48,331
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .20%
Quest Diagnostics Inc 68,445 $ 8,548
Select Medical Holdings Corp 636,416 17,330
$ 25,878
Home Builders - 2 .83%
LCI Industries 175,213 22,073
MDC Holdings Inc 180,500 11,318
$ 33,391
Insurance - 5 .18%
Assured Guaranty Ltd 298,961 27,385
F&G Annuities & Life Inc 38,671 1,461
Fidelity National Financial Inc 565,187 28,587
Kinsale Capital Group Inc 7,128 3,679
$ 61,112
Leisure Products & Services - 3 .80%
Acushnet Holdings Corp 299,632 19,302
Brunswick Corp/DE 291,202 25,451
$ 44,753
Lodging - 0 .40%
Hyatt Hotels Corp 30,849 4,738
Machinery - Diversified - 4 .94%
AGCO Corp 98,258 10,779
Albany International Corp 161,029 15,116
Crane Co 107,886 13,114
Nordson Corp 72,335 19,216
$ 58,225
Media - 0 .37%
Cable One Inc 9,464 4,316
Metal Fabrication & Hardware - 1 .57%
Timken Co/The 219,845 18,465
Miscellaneous Manufacturers - 0 .94%
Donaldson Co Inc 155,169 11,113
Oil & Gas - 4 .05%
Diamondback Energy Inc 133,134 24,300
HF Sinclair Corp 296,541 16,458
Magnolia Oil & Gas Corp 309,541 7,020
$ 47,778
Packaging & Containers - 1 .84%
Packaging Corp of America 119,705 21,689
Pharmaceuticals - 0 .96%
Organon & Co 651,191 11,337
Pipelines - 1 .68%
Targa Resources Corp 201,977 19,842
REITs - 9 .14%
Agree Realty Corp 307,067 16,873
Camden Property Trust 108,293 10,231
Cousins Properties Inc 624,989 14,256
EastGroup Properties Inc 88,906 15,620
Essential Properties Realty Trust Inc 585,578 13,989
Four Corners Property Trust Inc 488,775 11,819
Granite Real Estate Investment Trust 261,501 13,887
Terreno Realty Corp 173,058 11,128
$ 107,803
Retail - 3 .42%
Papa John's International Inc 106,175 7,633
Williams-Sonoma Inc 138,903 32,716
$ 40,349
Semiconductors - 3 .58%
MKS Instruments Inc 245,479 30,135
Monolithic Power Systems Inc 16,819 12,110
$ 42,245
Shipbuilding - 0 .79%
Huntington Ingalls Industries Inc 31,875 9,295
TOTAL COMMON STOCKS $ 1,162,760
Total Investments $ 1,177,724
Other Assets and Liabilities -  0.11% 1,343
TOTAL NET ASSETS - 100.00% $ 1,179,067

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 30 .03%
Industrial 21 .58%
Consumer, Non-cyclical 12 .42%
Consumer, Cyclical 11 .87%
Technology 7 .97%
Energy 5 .73%
Utilities 3 .62%
Basic Materials 3 .36%
Communications 2 .04%
Money Market Funds 1 .27%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,928 $ 108,952 $ 107,916 $ 14,964
$ 13,928 $ 108,952 $ 107,916 $ 14,964
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 448 $ — $ — $ —
$ 448 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.23% Shares Held Value (000's)
Exchange-Traded Funds - 0.79%
Invesco Preferred ETF
(a)
3,269,168 $ 38,837
iShares Preferred and Income Securities ETF
(a)
259,165 8,340
$ 47,177
Money Market Funds - 3.44%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(b),(c)
50,029,781 50,030
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
156,418,710 156,419
$ 206,449
TOTAL INVESTMENT COMPANIES $ 253,626
CONVERTIBLE PREFERRED STOCKS
- 0.04% Shares Held Value (000's)
Banks - 0.04%
Wells Fargo & Co 7.50%
(e)
2,258 $ 2,665
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,665
PREFERRED STOCKS - 6.93% Shares Held Value (000's)
Banks - 2.20%
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
317,959 $ 6,467
Citizens Financial Group Inc 5.00%, 01/06/2025
(a),(e)
14,364 306
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
111,027 2,798
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 7,419
First Horizon Corp 4.70%, 07/10/2026
(e)
2,024 36
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 102
First Horizon Corp 6.63%, 08/01/2025
(e)
16,055 391
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 6.23%, 04/01/2024
(e)
27,366 630
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Goldman Sachs Group Inc/The 6.38%, 05/10/2024
(e)
7,685 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.81%
Huntington Bancshares Inc/OH 4.50%, 04/15/2026
(a),(e)
2,000 39
Huntington Bancshares Inc/OH 5.70%, 06/01/2024
(e)
19,328 436
Huntington Bancshares Inc/OH 6.88%, 04/15/2028
(e)
48,664 1,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(e)
250,724 5,679
JPMorgan Chase & Co 5.75%, 06/01/2024
(e)
32,068 804
KeyCorp 5.63%, 09/15/2024
(e)
407 9
KeyCorp 5.65%, 06/15/2024
(e)
30,834 670
KeyCorp 6.13%, 12/15/2026
(e)
902,972 21,229
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
367,372 8,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
25,070 606
3 Month USD LIBOR + 4.02%
Morgan Stanley 4.88%, 01/15/2025
(a),(e)
1,000 23
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,360
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
510,068 13,328
Morgan Stanley 6.88%, 04/15/2024
(a),(e)
1,383 35
Northern Trust Corp 4.70%, 01/01/2025
(e)
213,595 4,970
Regions Financial Corp 4.45%, 06/15/2026
(e)
286,505 5,226
Regions Financial Corp 5.70%, 05/15/2029
(e)
337,621 7,836
3 Month USD LIBOR + 3.15%
Regions Financial Corp 6.38%, 09/15/2024
(a),(e)
27,316 678
CME Term Secured Overnight Financing
Rate 3 Month + 3.80%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 5.90%, 03/15/2024
(e)
235,689 $ 5,880
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
Truist Financial Corp 4.75%, 09/01/2025
(e)
423,671 8,872
US Bancorp 3.75%, 01/15/2026
(a),(e)
3,217 57
US Bancorp 4.00%, 04/15/2026
(a),(e)
81,251 1,536
Webster Financial Corp 5.25%, 04/01/2024
(a),(e)
194,856 3,792
Webster Financial Corp 6.50%, 04/02/2024
(e)
37,427 861
Wells Fargo & Co 4.70%, 12/15/2025
(a),(e)
47,857 994
Wells Fargo & Co 4.75%, 03/15/2025
(e)
174,991 3,635
Wells Fargo & Co 5.63%, 06/15/2024
(e)
17,140 416
$ 131,904
Diversified Financial Services - 0.54%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,011 2,805
Affiliated Managers Group Inc 4.75%, 09/30/2060 9,003 176
Affiliated Managers Group Inc 5.88%, 03/30/2059 148,321 3,600
Capital One Financial Corp 4.25%, 09/01/2026
(e)
98,368 1,759
Capital One Financial Corp 4.80%, 06/01/2025
(e)
197,961 3,927
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
330,649 6,798
Stifel Financial Corp 4.50%, 08/15/2026
(e)
619,592 11,277
Stifel Financial Corp 5.20%, 10/15/2047
(a)
4,481 98
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 32,256
Electric - 0.80%
CMS Energy Corp 4.20%, 07/15/2026
(e)
1,765 35
CMS Energy Corp 5.88%, 03/01/2079 118,907 2,941
DTE Energy Co 4.38%, 12/01/2081 248,859 5,333
DTE Energy Co 5.25%, 12/01/2077 341,382 8,432
Duke Energy Corp 5.75%, 06/15/2024
(a),(e)
49,338 1,254
Entergy Arkansas LLC 4.88%, 09/01/2066 24,641 568
Entergy Louisiana LLC 4.88%, 09/01/2066 90,267 2,064
Entergy Texas Inc 5.38%, 10/15/2024
(e)
29,934 712
Georgia Power Co 5.00%, 10/01/2077 196,503 4,759
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
110,254 2,761
Southern Co/The 4.95%, 01/30/2080 246,842 5,776
Southern Co/The 5.25%, 12/01/2077 552,715 13,735
$ 48,370
Food - 0.38%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(e),(f)
236,300 22,567
Insurance - 1.04%
Allstate Corp/The 4.75%, 01/15/2025
(e)
136,396 3,227
Allstate Corp/The 5.10%, 10/15/2024
(e)
40,250 936
Allstate Corp/The 7.38%, 07/15/2028
(a),(e)
250,880 6,831
Allstate Corp/The 8.74%, 01/15/2053 264,472 6,860
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
100,754 2,030
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,988
American Financial Group Inc/OH 5.88%,
03/30/2059
95,043 2,342
Arch Capital Group Ltd 4.55%, 06/11/2026
(a),(e)
119,912 2,433
Arch Capital Group Ltd 5.45%, 04/01/2024
(e)
65,546 1,574
Assurant Inc 5.25%, 01/15/2061 16,003 342
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
534,013 9,965
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
461,567 10,533
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,687
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(a),(e)
126,330 2,347
RenaissanceRe Holdings Ltd 5.75%, 04/01/2024
(a),(e)
21,127 521
W R Berkley Corp 4.13%, 03/30/2061
(a)
78,852 1,560
W R Berkley Corp 5.10%, 12/30/2059 150,000 3,460
$ 62,636

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs - 1.28%
Digital Realty Trust Inc 5.85%, 04/01/2024
(e)
2,153 $ 53
Federal Realty Investment Trust 5.00%,
04/01/2024
(a),(e)
14,868 334
Kimco Realty Corp 5.13%, 04/01/2024
(e)
22,646 526
Kimco Realty Corp 5.25%, 04/01/2024
(e)
130,526 3,050
Prologis Inc 8.54%, 11/13/2026
(e)
141,944 7,949
Public Storage 3.88%, 10/06/2025
(e)
67,880 1,251
Public Storage 3.90%, 11/17/2025
(e)
23,545 436
Public Storage 3.95%, 08/17/2026
(e)
51,430 955
Public Storage 4.00%, 06/16/2026
(a),(e)
829,894 16,058
Public Storage 4.00%, 11/19/2026
(e)
433,276 8,380
Public Storage 4.10%, 01/13/2027
(e)
48,444 953
Public Storage 4.13%, 08/14/2025
(e)
488,818 9,742
Public Storage 4.63%, 06/17/2025
(e)
286,725 6,291
Public Storage 4.70%, 11/15/2024
(e)
338,103 7,516
Public Storage 4.75%, 12/20/2024
(e)
212,366 4,695
Public Storage 5.05%, 04/01/2024
(a),(e)
19,094 475
Public Storage 5.60%, 04/01/2024
(e)
332,437 8,374
$ 77,038
Savings & Loans - 0.01%
New York Community Bancorp Inc 6.38%,
03/17/2027
(e)
27,064 516
3 Month USD LIBOR + 3.82%
Sovereign - 0.07%
CoBank ACB 6.20%, 01/01/2025
(e)
45,175 4,472
3 Month USD LIBOR + 3.74%
Telecommunications - 0.61%
AT&T Inc 4.75%, 02/18/2025
(e)
1,738,182 36,102
AT&T Inc 5.00%, 12/12/2024
(e)
12,144 270
$ 36,372
TOTAL PREFERRED STOCKS $ 416,131
BONDS - 90.19%
Principal
Amount (000's) Value (000's)
Banks - 60.21%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 12,250
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(g),(h)
2,700 2,711
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 12,808
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
60,800 59,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
55,000 46,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
9.63%, 11/21/2028
(e),(g),(h)
30,000 31,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
20,000 21,419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(a),(e),(g)
19,620 18,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(g)
48,736 48,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
22,600 22,540
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.50%, 10/23/2024
(a),(e),(g)
$ 85,474 $ 85,361
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,702
Bank of Montreal
7.70%, 05/26/2084
(g),(i)
28,900 28,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
40,256 37,783
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
36,150 32,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,650 7,244
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(e),(g)
9,391 9,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(a),(e),(g)
62,800 60,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.00%, 01/27/2084
(g)
7,000 7,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
20,103 20,682
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
12,900 10,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
25,000 23,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 06/15/2024
(e),(g),(h)
32,203 32,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(g),(h)
3,600 3,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(g),(h)
40,400 41,771
USD SOFR ICE Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
13,200 11,724
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 03/25/2024
(e),(f),(g),(h)
41,500 41,504
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
6.63%, 03/25/2024
(e),(g),(h)
17,200 17,202
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.00%, 08/16/2028
(a),(e),(f),(g),(h)
4,669 4,516
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 3.98%
7.38%, 08/19/2025
(e),(f),(g),(h)
1,600 1,602
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(a),(e),(g),(h)
26,000 26,032
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
22,000 22,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.75%, 08/16/2029
(e),(g),(h)
$ 10,048 $ 10,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(f),(g),(h)
15,000 14,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(f),(g),(h)
69,300 71,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(a),(e),(f),(g),(h)
6,000 6,375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
8,600 9,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,423
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
68,100 63,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(a),(e),(g)
35,990 34,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(e),(g)
6,168 6,115
CME Term Secured Overnight Financing
Rate 3 Month + 4.17%
6.25%, 08/15/2026
(a),(e),(g)
71,997 71,683
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(e),(g)
24,600 25,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
25,074 21,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
69,996 67,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(e),(g)
10,835 10,220
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
8.59%, 04/06/2024
(e)
3,440 3,245
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
Corestates Capital III
6.14%, 02/15/2027
(f)
18,621 18,065
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(f),(g),(h)
63,768 65,020
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(a),(e),(g),(h)
15,000 15,294
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
1.55%, 09/10/2027
(g)
5,000 4,541
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(e),(g),(h)
5,500 5,500
USD Swap Semi-Annual 7 Year + 3.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S   (continued)
7.00%, 06/26/2025
(e),(g),(h)
$ 62,745 $ 61,804
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(g)
13,325 12,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
6.58%, 01/15/2027 2,000 1,883
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(g)
22,598 20,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
12,800 11,775
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 10,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(a),(e),(g)
23,663 23,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(g)
15,750 15,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
69,567 87,185
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
48,408 60,667
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 15,044
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,631
USD Swap Rate NY 5 Year + 4.37%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,344
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(a),(e),(g)
87,459 76,804
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(g)
38,673 34,999
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 18,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(g),(h)
14,500 10,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(g),(h)
6,000 5,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(g),(h)
19,275 18,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
46,800 45,984
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
45,000 45,002
USD Swap Rate NY 5 Year + 4.20%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
$ 91,826 $ 90,787
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(g)
25,319 27,476
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(g)
137,806 128,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.53%, 01/15/2087 4,000 3,600
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
9.35%, 05/01/2024
(e)
91,229 91,728
CME Term Secured Overnight Financing
Rate 3 Month + 4.04%
KeyCorp
5.00%, 09/15/2026
(a),(e),(g)
16,152 13,762
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.33%, 07/01/2028 6,825 6,070
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 10,987
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(g),(h)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(g),(h)
53,331 53,262
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
39,780 39,183
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(g)
5,000 5,562
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(g),(h)
6,400 6,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(a),(e),(g)
20,118 15,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(g)
15,848 15,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(g)
6,305 5,509
3 Month USD LIBOR + 3.52%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 20,009
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 4,764
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
14,885 11,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 53,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
42,225 42,673
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
$ 29,631 $ 29,406
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(e),(g),(h)
18,735 18,593
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(g),(h)
13,400 13,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 73,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
12,400 11,949
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
16,500 13,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
3,000 2,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(g)
9,200 9,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
51,820 48,909
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
9,964 9,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 31,815
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
38,460 38,600
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(a),(e),(g),(h)
19,000 19,068
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(a),(e),(f),(g),(h)
3,800 3,907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(f),(g),(h)
1,100 1,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
13,032 10,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(e),(g),(h)
8,000 7,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(g),(h)
15,000 14,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
9,200 9,394
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 45,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.70%, 03/15/2029
(e),(g)
37,000 36,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
$ 20,400 $ 18,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(g),(h)
13,800 13,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
14,000 13,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(g)
28,800 29,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(g)
93,457 88,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(g)
23,134 22,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.24%, 05/15/2027 10,900 10,401
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.30%, 03/15/2028 9,022 8,495
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.57%, 04/01/2027 7,000 6,645
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
8.75%, 12/15/2024
(a),(e)
11,268 11,346
CME Term Secured Overnight Financing
Rate 3 Month + 3.36%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
20,000 18,079
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(g),(h)
16,933 16,721
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(e),(g),(h)
43,320 43,216
USD Swap Semi-Annual 5 Year + 4.87%
9.25%, 11/13/2028
(e),(f),(g),(h)
17,000 18,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
60,750 60,746
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
33,243 28,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(e),(g)
10,895 10,019
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
6.72%, 01/15/2027
(e),(f)
1,500 1,114
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
$ 101,743 $ 95,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(a),(e)
4,539 4,536
3 Month USD LIBOR + 3.99%
6.08%, 01/15/2027 5,345 5,186
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
7.63%, 09/15/2028
(a),(e),(g)
47,100 49,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,126
$ 3,613,999
Diversified Financial Services - 5.81%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
29,300 25,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(a),(e),(g)
3,400 2,669
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
75,190 67,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(g)
25,140 22,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(a),(e),(g)
101,900 93,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
65,131 64,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
18,000 15,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
31,180 31,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(g),(h)
3,500 2,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Voya Financial Inc
4.70%, 01/23/2048
(g)
13,055 10,956
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(a),(e),(g)
11,706 11,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 348,691
Electric - 4.22%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
10,230 8,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,950 18,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
4.65%, 12/15/2024
(e),(g)
$ 122,977 $ 119,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.25%, 01/15/2082
(g)
4,100 3,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(g)
71,712 71,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(g),(i)
15,300 15,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.66%, 10/01/2066 17,264 16,476
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 253,415
Food - 0.16%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
10,700 9,817
Insurance - 12.07%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,200
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(g),(h)
6,200 5,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 24,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
American International Group Inc
5.75%, 04/01/2048
(g)
13,218 12,985
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,350 4,674
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 62,414
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,800 49,248
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,490 2,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 492
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.88%, 12/15/2052
(g)
30,590 30,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
7.95%, 05/01/2067 14,420 12,410
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 16,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 77,690
3 Month USD LIBOR + 3.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
$ 5,025 $ 5,794
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,268
MetLife Inc
3.85%, 09/15/2025
(a),(e),(g)
25,556 24,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,811
9.25%, 04/08/2068
(f)
53,475 60,996
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 67,747
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 501
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,734
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,132
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(g)
4,800 4,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
1,800 1,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 70,946
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 18,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,873
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(g)
19,700 19,549
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(a),(g)
1,406 1,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.13%, 03/01/2052
(g)
1,000 935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(g)
23,400 23,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,411
3 Month USD LIBOR + 2.99%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
60,100 48,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 724,309

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.76%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
$ 24,400 $ 24,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 21,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 45,336
Pipelines - 3.28%
Enbridge Inc
5.75%, 07/15/2080
(g)
59,201 55,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
46,935 45,605
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
34,882 33,292
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.25%, 01/15/2084
(g)
3,000 3,112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
36,410 34,540
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 25,037
Secured Overnight Financing Rate + 4.42%
$ 196,803
REITs - 1.02%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
10,500 9,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
4,300 4,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 47,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 61,299
Sovereign - 0.66%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 15,990
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
11,400 11,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 39,534
Telecommunications - 1.24%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
24,000 22,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
50,982 52,243
USD Swap Semi-Annual 5 Year + 4.87%
$ 74,516
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.76%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
$ 46,256 $ 45,854
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,413,573
Total Investments $ 6,085,995
Other Assets and Liabilities -  (1.39)% (83,604)
TOTAL NET ASSETS - 100.00% $ 6,002,391
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $126,981 or 2.12% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $131,410 or
2.19% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,156,977 or 19.28% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,738,733 or 28.97% of net assets.
(i) Security purchased on a when-issued basis.
Portfolio Summary
Sector Percent
Financial 84.22%
Utilities 5.02%
Energy 4.04%
Money Market Funds 3.44%
Communications 1.85%
Exchange-Traded Funds 0.79%
Industrial 0.76%
Government 0.73%
Consumer, Non-cyclical 0.54%
Other Assets and Liabilities
(1.39)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2024 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 108,485 $ 1,210,076 $ 1,162,142 $ 156,419
$ 108,485 $ 1,210,076 $ 1,162,142 $ 156,419
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,107 $ — $ — $ —
$ 1,107 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 10 Year Note Future; June 2024 N/A 600 $ 600 $ 110.25 03/25/2024 $ (439) $ (394) $ 45
Total $ (439) $ (394) $ 45
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; June 2024 Short 1,758 $ 200,714 $ (732)
US 2 Year Note; June 2024 Long 3,861 790,540 744
Total $ 12
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 29, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2024(b) $ 34.44 $ 0.02 $ 6.70 $ 6.72 $ – $ – $ – $ 41.16
2023 29.35 (0.08) 5.37 5.29 – (0.20) (0.20) 34.44
2022 42.59 (0.12) (10.39) (10.51) – (2.73) (2.73) 29.35
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
2019 24.49 (0.01) 2.67 2 .66 – (1.59) (1.59) 25.56
Class C shares
2024(b) 31.63 (0.10) 6.14 6.04 – – – 37.67
2023 27.18 (0.27) 4.92 4.65 – (0.20) (0.20) 31.63
2022 39.91 (0.35) (9.65) (10.00) – (2.73) (2.73) 27.18
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
Class J shares
2024(b) 35.11 0.05 6.84 6.89 – – – 42.00
2023 29.87 (0.03) 5.47 5.44 – (0.20) (0.20) 35.11
2022 43.23 (0.07) (10.56) (10.63) – (2.73) (2.73) 29.87
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
Institutional shares
2024(b) 35.44 0.07 6.91 6.98 – – – 42.42
2023 30.11 0.01 5.52 5.53 – (0.20) (0.20) 35.44
2022 43.51 (0.02) (10.65) (10.67) – (2.73) (2.73) 30.11
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
19.51% (c),(d) $ 1,150,378 0.94% (e),(f) – % 0.11% (e) 10.2% (e)
18.15 (d) 1,005,219 0 .96 (f) – (0.27) 10.0
(26.35) (d) 850,509 0.94 (f) – (0.35) 24.0
30.18 (d) 1,123,747 0.91 (f) – (0.49) 25.6
38.51 (d) 646,386 0.93 (f) – (0.25) 30.0
12.75 (d) 302,904 1.00 (f) – (0.06) 15.9
19.10 (c),(d) 327,682 1.67 (e),(f) – (0.63) (e) 10.2 (e)
17.24 (d) 288,734 1.68 (f) – (0.99) 10.0
(26.86) (d) 276,796 1.66 (f) – (1.08) 24.0
29.26 (d) 411,694 1.65 (f) – (1.23) 25.6
37.43 (d) 322,210 1.66 (f) – (0.99) 30.0
11.91 (d) 156,734 1.73 (f) – (0.80) 15.9
19.62 (c),(d) 246,800 0.76 (e),(g) 0.81 (e),(h) 0.29 (e) 10.2 (e)
18.34 (d) 196,453 0.79 (g) 0.84 (h) (0.10) 10.0
(26.23) (d) 156,338 0.77 (g) 0.82 (h) (0.18) 24.0
30.38 (d) 221,942 0.77 (g) 0.83 (h) (0.35) 25.6
38.58 (d) 153,325 0.82 (g) 0.91 (h) (0.14) 30.0
12.82 (d) 80,050 0.96 (g) 1.08 (h) (0.06) 15.9
19.70 (c) 3,285,035 0.66 (e),(f) – 0 .38 (e) 10.2 (e)
18.45 (i) 2,555,465 0.66 (f) – 0.03 10.0
(26.13) (i) 2,473,139 0.66 (f) – (0.06) 24.0
30.51 3,141,819 0.65 (f) – (0.23) 25.6
38.88 2,638,389 0.66 (f) – (0.02) 30.0
13.09 725,718 0.67 (f) – 0.39 15.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2024(b) $ 34 .23 ( $ 0 .01 ) $ 6 .66 $ 6 .65 $ – $ – $ – $ 40 .88
2023 29 .23 ( 0 .13 ) 5 .33 5 .20 – ( 0 .20 ) ( 0 .20 ) 34 .23
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
2020 25 .59 ( 0 .12 ) 9 .53 9 .41 – ( 1 .15 ) ( 1 .15 ) 33 .85
2019 24 .55 ( 0 .07 ) 2 .70 2 .63 – ( 1 .59 ) ( 1 .59 ) 25 .59
R-4 shares
2024(b) 34 .69 0 .02 6 .76 6 .78 – – – 41 .47
2023 29 .57 ( 0 .08 ) 5 .40 5 .32 – ( 0 .20 ) ( 0 .20 ) 34 .69
2022 42 .89 ( 0 .15 ) ( 10 .44 ) ( 10 .59 ) – ( 2 .73 ) ( 2 .73 ) 29 .57
2021 34 .08 ( 0 .18 ) 10 .13 9 .95 – ( 1 .14 ) ( 1 .14 ) 42 .89
2020 25 .76 ( 0 .06 ) 9 .58 9 .52 ( 0 .03 ) ( 1 .17 ) ( 1 .20 ) 34 .08
2019 24 .66 ( 0 .01 ) 2 .70 2 .69 – ( 1 .59 ) ( 1 .59 ) 25 .76
R-5 shares
2024(b) 35 .06 0 .04 6 .82 6 .86 – – – 41 .92
2023 29 .84 ( 0 .04 ) 5 .46 5 .42 – ( 0 .20 ) ( 0 .20 ) 35 .06
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
2020 25 .86 ( 0 .04 ) 9 .66 9 .62 ( 0 .03 ) ( 1 .16 ) ( 1 .19 ) 34 .29
2019 24 .72 0 .02 2 .71 2 .73 – ( 1 .59 ) ( 1 .59 ) 25 .86
R-6 shares
2024(b) 35 .63 0 .09 6 .94 7 .03 ( 0 .01 ) – ( 0 .01 ) 42 .65
2023 30 .24 0 .04 5 .55 5 .59 – ( 0 .20 ) ( 0 .20 ) 35 .63
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64
2020 26 .04 0 .04 9 .72 9 .76 ( 0 .07 ) ( 1 .19 ) ( 1 .26 ) 34 .54
2019 24 .82 0 .07 2 .74 2 .81 – ( 1 .59 ) ( 1 .59 ) 26 .04

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .43% (c) $ 16,212 1 .14% (d) ,(e) ( 0 .08 ) % (d) 10 .2% (d)
17 .92 11,611 1 .14 (e) ( 0 .44 ) 10 .0
( 26 .50 ) 11,031 1 .13 (e) ( 0 .51 ) 24 .0
29 .94 11,204 1 .12 (e) ( 0 .70 ) 25 .6
38 .20 8,764 1 .12 (e) ( 0 .43 ) 30 .0
12 .58 5,913 1 .15 (e) ( 0 .32 ) 15 .9
19 .54 (c) 2,889 0 .95 (d) ,(e) 0 .08 (d) 10 .2 (d)
18 .12 2,025 0 .95 (e) ( 0 .25 ) 10 .0
( 26 .35 ) 2,443 0 .94 (e) ( 0 .40 ) 24 .0
30 .18 5,608 0 .93 (e) ( 0 .51 ) 25 .6
38 .45 5,230 0 .93 (e) ( 0 .23 ) 30 .0
12 .78 3,989 0 .96 (e) ( 0 .05 ) 15 .9
19 .57 (c) 25,621 0 .83 (d) ,(e) 0 .23 (d) 10 .2 (d)
18 .29 12,616 0 .83 (e) ( 0 .13 ) 10 .0
( 26 .25 ) 7,938 0 .82 (e) ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (e) ( 0 .39 ) 25 .6
38 .66 12,060 0 .81 (e) ( 0 .15 ) 30 .0
12 .92 6,380 0 .84 (e) 0 .07 15 .9
19 .74 (c) 6,044,959 0 .57 (d) ,(e) 0 .48 (d) 10 .2 (d)
18 .61 5,405,192 0 .57 (e) 0 .13 10 .0
( 26 .08 ) (f) 4,932,871 0 .56 (e) 0 .05 24 .0
30 .66 (f) 6,134,030 0 .55 (e) ( 0 .14 ) 25 .6
39 .01 4,051,190 0 .55 (e) 0 .15 30 .0
13 .22 3,052,936 0 .58 (e) 0 .29 15 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2024(b) $ 8.30 $ 0.14 $ 0.04 $ 0.18 ( $ 0.32) $ – ( $ 0.32) $ 8.16
2023 8.56 0.26 (0.41) (0.15) (0.11) – (0.11) 8.30
2022 9.89 0.15 (1.32) (1.17) (0.13) (0.03) (0.16) 8.56
2021 11.79 0.15 (0.19) (0.04) (0.64) (1.22) (1.86) 9.89
2020 11.36 0.21 0.43 0.64 (0.21) – (0.21) 11.79
2019 10.60 0.23 0.74 0.97 (0.21) – (0.21) 11.36
Institutional shares
2024(b) 8.51 0.16 0.03 0.19 (0.35) – (0.35) 8.35
2023 8.77 0.30 (0.42) (0.12) (0.14) – (0.14) 8.51
2022 10.12 0.18 (1.33) (1.15) (0.17) (0.03) (0.20) 8.77
2021 12.03 0.19 (0.20) (0.01) (0.68) (1.22) (1.90) 10.12
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
2019 10.81 0.29 0.76 1.05 (0.27) – (0.27) 11.59
R-1 shares
2024(b) 8.34 0.12 0.04 0.16 (0.29) – (0.29) 8.21
2023 8.58 0.22 (0.42) (0.20) (0.04) – (0.04) 8.34
2022 9.89 0.10 (1.31) (1.21) (0.07) (0.03) (0.10) 8.58
2021 11.82 0.09 (0.19) (0.10) (0.61) (1.22) (1.83) 9.89
2020 11.36 0.16 0.43 0.59 (0.13) – (0.13) 11.82
2019 10.58 0.19 0.75 0.94 (0.16) – (0.16) 11.36
R-3 shares
2024(b) 8.30 0.14 0.04 0.18 (0.31) – (0.31) 8.17
2023 8.55 0.24 (0.40) (0.16) (0.09) – (0.09) 8.30
2022 9.86 0.13 (1.31) (1.18) (0.10) (0.03) (0.13) 8.55
2021 11.78 0.12 (0.20) (0.08) (0.62) (1.22) (1.84) 9.86
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
2019 10.57 0.22 0.76 0.98 (0.20) – (0.20) 11.35
R-4 shares
2024(b) 8.39 0.14 0.03 0.17 (0.32) – (0.32) 8.24
2023 8.64 0.26 (0.41) (0.15) (0.10) – (0.10) 8.39
2022 9.97 0.15 (1.33) (1.18) (0.12) (0.03) (0.15) 8.64
2021 11.88 0.15 (0.20) (0.05) (0.64) (1.22) (1.86) 9.97
2020 11.39 0.22 0.43 0.65 (0.16) – (0.16) 11.88
2019 10.60 0.24 0.78 1.02 (0.23) – (0.23) 11.39
R-5 shares
2024(b) 8.36 0.15 0.03 0.18 (0.33) – (0.33) 8.21
2023 8.61 0.27 (0.40) (0.13) (0.12) – (0.12) 8.36
2022 9.94 0.16 (1.32) (1.16) (0.14) (0.03) (0.17) 8.61
2021 11.85 0.16 (0.20) (0.04) (0.65) (1.22) (1.87) 9.94
2020 11.42 0.23 0.44 0.67 (0.24) – (0.24) 11.85
2019 10.65 0.26 0.75 1.01 (0.24) – (0.24) 11.42

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.11% (c),(d) $ 29,334 0.50% (e),(f) 0.54% (e),(g) 3.52% (e) 49.2% (e)
(1.79) (d) 29,452 0.55 (f) 0.59 (g) 3.08 89.7
(11.95) (d) 32,188 0.48 (f) 0.52 (g) 1.61 113.4
(0.44) (d) 36,254 0.48 (f) 0.52 (g) 1.42 161.7
5.75 (d) 44,200 0.57 (f) 0.62 (g) 1.79 94.1
9.38 (d) 29,025 0.71 (f) 0.91 (g) 2.10 107.7
2.23 (c) 1,912,503 0.14 (e),(h) – 3.89 (e) 49.2 (e)
(1.38) 2,434,617 0.14 (h) – 3.50 89.7
(11.58) 1,858,811 0.15 (h) – 1.97 113.4
(0.18) 831,018 0.14 (h) – 1.77 161.7
6.29 2,290,008 0.14 (h) – 2.25 94.1
9.92 2,056,135 0.16 (h) – 2.65 107.7
1.88 (c) 695 1.01 (e),(h) – 3.01 (e) 49.2 (e)
(2.28) 507 1.01 (h) – 2.60 89.7
(12.33) 850 1.02 (h) – 1.07 113.4
(1.02) 1,148 1.01 (h) – 0.88 161.7
5.27 1,412 1.02 (h) – 1.36 94.1
8.99 1,169 1.04 (h) – 1.78 107.7
2.06 (c) 9,069 0.70 (e),(h) – 3.33 (e) 49.2 (e)
(2.02) (i) 8,995 0.70 (h) – 2.94 89.7
(11.99) (i) 8,056 0.71 (h) – 1.38 113.4
(0.84) 11,264 0.70 (h) – 1.18 161.7
5.66 13,196 0.71 (h) – 1.67 94.1
9.41 11,337 0.73 (h) – 2.09 107.7
2.02 (c) 4,828 0.51 (e),(h) – 3.52 (e) 49.2 (e)
(1.68) 3,829 0.51 (h) – 3.14 89.7
(11.97) 2,611 0.52 (h) – 1.56 113.4
(0.51) 4,099 0.51 (h) – 1.39 161.7
5.84 6,523 0.52 (h) – 1.87 94.1
9.82 5,521 0.54 (h) – 2.29 107.7
2.14 (c) 9,652 0.39 (e),(h) – 3.63 (e) 49.2 (e)
(1.56) 9,718 0.39 (h) – 3.24 89.7
(11.84) 10,475 0.40 (h) – 1.68 113.4
(0.44) 14,572 0.39 (h) – 1.50 161.7
6.01 18,279 0.40 (h) – 1.98 94.1
9.67 16,552 0.42 (h) – 2.40 107.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND(b)
Class A shares
2024(c) $ 10 .88 $ 0 .14 ( $ 0 .07 ) $ 0 .07 ( $ 0 .12 ) $ – ( $ 0 .12 ) $ 10 .83
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) – ( 0 .31 ) 11 .23
Institutional shares
2024(c) 10 .87 0 .15 ( 0 .06 ) 0 .09 ( 0 .14 ) – ( 0 .14 ) 10 .82
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
R-3 shares
2024(c) 10 .79 0 .12 ( 0 .06 ) 0 .06 ( 0 .11 ) – ( 0 .11 ) 10 .74
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
R-6 shares
2024(c) 10 .86 0 .16 ( 0 .07 ) 0 .09 ( 0 .14 ) – ( 0 .14 ) 10 .81
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .62% (d) ,(e) $ 51,645 1 .20% (f) ,(g) 2 .57% (f) 84 .5% (f)
( 3 .63 ) (e) 73,729 1 .20 (g) 2 .46 72 .4
0 .95 (e) 150,176 1 .20 (g) 2 .34 90 .9
21 .79 (e) 83,941 1 .20 (g) 1 .74 70 .0
0 .89 (e) 43,485 1 .19 (g) 1 .57 85 .4
( 1 .11 ) (e) 54,880 1 .22 (g) 2 .35 71 .5
0 .82 (d) 1,741,225 0 .83 (f) ,(g) 2 .88 (f) 84 .5 (f)
( 3 .32 ) 2,002,048 0 .83 (g) 2 .93 72 .4
1 .35 2,624,597 0 .83 (g) 2 .61 90 .9
22 .18 2,086,484 0 .83 (g) 1 .97 70 .0
1 .36 1,960,593 0 .84 (g) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (g) 2 .74 71 .5
0 .57 (d) 274 1 .35 (f) 2 .35 (f) 84 .5 (f)
( 3 .83 ) 271 1 .34 (g) 2 .47 72 .4
0 .89 274 1 .33 (g) 2 .06 90 .9
21 .47 225 1 .34 (g) 1 .49 70 .0
0 .78 138 1 .36 (g) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (g) 2 .22 71 .5
0 .85 (d) 1,493,786 0 .78 (f) ,(g) 2 .94 (f) 84 .5 (f)
( 3 .26 ) 1,416,444 0 .77 (g) 2 .96 72 .4
1 .45 1,853,422 0 .77 (g) 2 .61 90 .9
22 .14 2,213,151 0 .78 (g) 2 .22 70 .0
1 .32 1,162,658 0 .79 (g) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (g) 2 .82 71 .5
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 29, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2024(b) $ 11 .65 $ 0 .04 $ 0 .94 $ 0 .98 ( $ 0 .12 ) ( $ 0 .07 ) ( $ 0 .19 ) $ 12 .44
2023 11 .95 0 .09 1 .19 1 .28 ( 0 .31 ) ( 1 .27 ) ( 1 .58 ) 11 .65
2022 18 .61 0 .05 ( 1 .99 ) ( 1 .94 ) ( 0 .04 ) ( 4 .68 ) ( 4 .72 ) 11 .95
2021 14 .76 0 .02 4 .61 4 .63 ( 0 .05 ) ( 0 .73 ) ( 0 .78 ) 18 .61
2020 14 .39 0 .06 0 .92 0 .98 ( 0 .11 ) ( 0 .50 ) ( 0 .61 ) 14 .76
2019(h) 11 .98 0 .06 2 .35 2 .41 – – – 14 .39
Institutional shares
2024(b) 11 .76 0 .06 0 .96 1 .02 ( 0 .16 ) ( 0 .07 ) ( 0 .23 ) 12 .55
2023 12 .05 0 .13 1 .20 1 .33 ( 0 .35 ) ( 1 .27 ) ( 1 .62 ) 11 .76
2022 18 .71 0 .10 ( 2 .00 ) ( 1 .90 ) ( 0 .08 ) ( 4 .68 ) ( 4 .76 ) 12 .05
2021 14 .83 0 .08 4 .62 4 .70 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 18 .71
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
2019 14 .99 0 .11 0 .09 0 .20 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 14 .42
R-6 shares
2024(b) 11 .83 0 .07 0 .96 1 .03 ( 0 .17 ) ( 0 .07 ) ( 0 .24 ) 12 .62
2023 12 .11 0 .15 1 .20 1 .35 ( 0 .36 ) ( 1 .27 ) ( 1 .63 ) 11 .83
2022 18 .78 0 .11 ( 2 .00 ) ( 1 .89 ) ( 0 .10 ) ( 4 .68 ) ( 4 .78 ) 12 .11
2021 14 .88 0 .09 4 .65 4 .74 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 18 .78
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88
2019 15 .03 0 .13 0 .09 0 .22 ( 0 .17 ) ( 0 .62 ) ( 0 .79 ) 14 .46

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .39% (c) ,(d) $ 17,444 1 .10% (e) ,(f) 0 .75% (e) 10 .5% (e)
12 .20 (d) 17,724 1 .10 (f) 0 .84 11 .3
( 13 .95 ) (d) 16,564 1 .10 (f) 0 .38 16 .1
32 .16 (d) 21,225 1 .10 (f) 0 .13 14 .4
6 .54 (d) ,(g) 12,547 1 .10 (f) 0 .46 27 .9
20 .20 (c) ,(d) ,(g) 5,587 1 .10 (e) ,(f) 0 .59 (e) 19 .8 (e)
8 .63 (c) 34,715 0 .77 (e) ,(f) 1 .10 (e) 10 .5 (e)
12 .51 30,598 0 .77 (f) 1 .15 11 .3
( 13 .65 ) 61,125 0 .77 (f) 0 .70 16 .1
32 .55 112,703 0 .77 (f) 0 .46 14 .4
6 .97 82,198 0 .77 (f) 0 .79 27 .9
2 .47 34,358 0 .82 (f) 0 .81 19 .8
8 .68 (c) 25,227 0 .67 (e) ,(f) 1 .19 (e) 10 .5 (e)
12 .66 28,053 0 .67 (f) 1 .26 11 .3
( 13 .54 ) 33,326 0 .66 (f) 0 .79 16 .1
32 .68 451,070 0 .65 (f) 0 .57 14 .4
7 .11 758,215 0 .66 (f) 0 .90 27 .9
2 .56 653,991 0 .71 (f) 0 .90 19 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from December 31, 2018, date operations commenced, through August 31, 2019.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND(b)
Class A shares
2024(c) $ 10 .36 $ 0 .21 $ 0 .27 $ 0 .48 ( $ 0 .31 ) $ – $ – ( $ 0 .31 ) $ 10 .53
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) – ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) – ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – – 10 .95
2019 11 .09 0 .18 ( 0 .02 ) 0 .16 ( 0 .11 ) ( 0 .47 ) ( 0 .03 ) ( 0 .61 ) 10 .64
Institutional shares
2024(c) 10 .56 0 .24 0 .28 0 .52 ( 0 .36 ) – – ( 0 .36 ) 10 .72
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) – ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
R-6 shares
2024(c) 10 .57 0 .24 0 .28 0 .52 ( 0 .36 ) – – ( 0 .36 ) 10 .73
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) – ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .87% (d) ,(e) ,(f) $ 36,913 2 .11% (g) 1 .94% (g) ,(h) 4 .01% (g) 157 .0% (g)
4 .79 (f) 38,521 2 .27 (i) 2 .04 (h) ,(i) 2 .13 147 .0
( 2 .60 ) (f) 38,252 2 .41 (i) 2 .08 (h) ,(i) 0 .47 123 .2
8 .71 (e) ,(f) 39,485 2 .60 (i) 2 .12 (h) ,(i) 0 .30 289 .8
3 .01 (e) ,(f) 27,072 3 .68 (i) ,(j) 2 .11 (h) ,(i) ,(j) 1 .68 439 .7
1 .82 (f) 41,100 3 .37 (i) ,(j) 2 .02 (h) ,(i) ,(j) 1 .72 387 .8
5 .07 (d) 309,503 1 .64 (g) ,(i) 1 .47 (g) ,(h) ,(i) 4 .49 (g) 157 .0 (g)
5 .35 343,287 1 .77 (i) 1 .54 (h) ,(i) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (i) 1 .63 (h) ,(i) 0 .92 123 .2
9 .27 (e) 351,188 2 .16 (i) 1 .63 (h) ,(i) 0 .89 289 .8
3 .44 (e) 591,298 3 .21 (i) ,(j) 1 .64 (h) ,(i) ,(j) 1 .98 439 .7
2 .24 453,013 2 .99 (i) ,(j) 1 .64 (h) ,(i) ,(j) 2 .11 387 .8
5 .06 (d) 61,897 1 .61 (g) ,(i) 1 .44 (g) ,(h) ,(i) 4 .50 (g) 157 .0 (g)
5 .35 69,004 1 .74 (i) 1 .51 (h) ,(i) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (i) 1 .58 (h) ,(i) 0 .88 123 .2
9 .37 173,029 2 .08 (i) 1 .58 (h) ,(i) 0 .89 289 .8
3 .44 166,448 3 .15 (i) ,(j) 1 .58 (h) ,(i) ,(j) 2 .74 439 .7
2 .28 818,258 2 .91 (i) ,(j) 1 .56 (h) ,(i) ,(j) 2 .19 387 .8
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 29, 2024.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(g) Computed on an annualized basis.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(i) Reflects Manager's contractual expense limit.
(j) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
Institutional shares
2024(c) $ 10 .40 $ 0 .13 $ 0 .28 $ 0 .41 ( $ 0 .29 ) ( $ 0 .51 ) ( $ 0 .80 ) $ 10 .01
2023(f) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .73% (d) $ 16,613 0 .88% (b) ,(e) 2 .53% (e) 46 .7% (e)
5 .26 (d) 16,009 0 .88 (b) ,(e) 2 .84 (e) 46 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Six months ended February 29, 2024.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from September 22, 2022, date operations commenced, through August 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2024(b) $ 10 .79 $ 0 .08 $ 0 .91 $ 0 .99 ( $ 0 .33 ) ( $ 0 .09 ) ( $ 0 .42 ) $ 11 .36
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
R-1 shares
2024(b) 10 .41 0 .04 0 .86 0 .90 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 11 .04
2023 9 .06 0 .20 1 .34 1 .54 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 10 .41
2022 11 .97 0 .23 ( 2 .65 ) ( 2 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .49 ) 9 .06
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
R-3 shares
2024(b) 10 .55 0 .04 0 .89 0 .93 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 11 .12
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
R-4 shares
2024(b) 10 .68 0 .06 0 .90 0 .96 ( 0 .29 ) ( 0 .09 ) ( 0 .38 ) 11 .26
2023 9 .30 0 .26 1 .36 1 .62 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 10 .68
2022 12 .27 0 .29 ( 2 .71 ) ( 2 .42 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 9 .30
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
R-5 shares
2024(b) 10 .72 0 .06 0 .91 0 .97 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 11 .30
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
R-6 shares
2024(b) 10 .80 0 .08 0 .91 0 .99 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 11 .37
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .31% (c) $ 75,020 0 .31% (d) ,(e) 1 .41% (d) 16 .4% (d)
18 .18 65,622 0 .32 (e) ,(f) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (e) ,(g) 3 .09 20 .1
26 .03 50,246 0 .31 (e) 2 .38 21 .7
5 .77 35,803 0 .31 (e) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (e) 3 .09 23 .4
8 .77 (c) 236 1 .20 (d) 0 .73 (d) 16 .4 (d)
17 .20 394 1 .20 (f) 2 .03 37 .5
( 21 .00 ) 325 1 .19 (g) 2 .15 20 .1
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
8 .99 (c) 13,544 0 .89 (d) 0 .84 (d) 16 .4 (d)
17 .50 12,167 0 .89 (f) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (g) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
9 .13 (c) 9,226 0 .70 (d) 1 .05 (d) 16 .4 (d)
17 .68 10,011 0 .70 (f) 2 .53 37 .5
( 20 .53 ) 8,359 0 .69 (g) 2 .70 20 .1
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
9 .18 (c) 14,561 0 .58 (d) 1 .14 (d) 16 .4 (d)
17 .87 14,032 0 .58 (f) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (g) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
9 .30 (c) 1,059,598 0 .29 (d) ,(e) 1 .46 (d) 16 .4 (d)
18 .16 1,130,368 0 .30 (e) ,(f) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (e) ,(g) 3 .10 20 .1
26 .14 1,151,273 0 .29 (e) 2 .35 21 .7
5 .66 (h) 1,020,094 0 .29 (e) 2 .25 31 .1
( 3 .23 ) (h) 1,003,550 0 .28 (e) 3 .04 23 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2024(b) $ 9 .73 $ 0 .04 $ 0 .46 $ 0 .50 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 10 .03
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
2019 12 .36 0 .14 ( 1 .17 ) ( 1 .03 ) ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .46
R-6 shares
2024(b) 9 .79 0 .04 0 .46 0 .50 ( 0 .20 ) – ( 0 .20 ) 10 .09
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70
2019 12 .42 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 10 .52

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .10% (c) $ 36,249 1 .08% (d) ,(e) 0 .87% (d) 50 .6% (d)
10 .91 36,678 1 .11 (e) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (e) 1 .81 61 .4
28 .27 94,066 1 .19 (e) 0 .96 54 .6
4 .49 72,515 1 .20 (e) 0 .88 44 .1
( 7 .31 ) 34,866 1 .20 (e) 1 .36 46 .8
5 .12 (c) 678,608 1 .04 (d) ,(e) 0 .91 (d) 50 .6 (d)
11 .06 669,829 1 .05 (e) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (e) 2 .00 61 .4
28 .27 1,087,460 1 .08 (e) 1 .11 54 .6
4 .67 966,964 1 .08 (e) 0 .91 44 .1
( 7 .20 ) 855,932 1 .07 (e) 1 .36 46 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2024(b) $ 9 .43 $ 0 .20 $ 0 .28 $ 0 .48 ( $ 0 .20 ) ( $ 0 .20 ) $ 9 .71
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
Institutional shares
2024(b) 9 .44 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .21 ) 9 .71
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .17% (c) ,(d) $ 38,051 1 .08% (e) ,(f) ,(g) 0 .85% (e) ,(f) ,(g) ,(h) 4 .34% (e) 69 .1% (e)
0 .33 (d) 41,241 1 .05 (f) 0 .84 (f) ,(h) 4 .17 41 .4
( 13 .42 ) (d) 49,013 0 .90 (f) 0 .84 (f) ,(h) 3 .32 52 .4
10 .43 (d) 59,266 0 .88 (f) 0 .84 (f) ,(h) 3 .26 48 .0
0 .62 (d) 50,459 0 .91 (f) 0 .84 (f) ,(h) 3 .35 76 .6
10 .36 (d) 53,756 0 .98 (f) 0 .86 (f) ,(h) 4 .01 66 .1
5 .31 (c) ,(i) 109,005 0 .80 (e) ,(f) ,(g) 0 .57 (e) ,(f) ,(g) ,(h) 4 .61 (e) 69 .1 (e)
0 .72 94,169 0 .77 (f) 0 .56 (f) ,(h) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (f) 0 .56 (f) ,(h) 3 .57 52 .4
10 .73 116,210 0 .60 (f) 0 .56 (f) ,(h) 3 .52 48 .0
0 .99 82,465 0 .63 (f) 0 .56 (f) ,(h) 3 .64 76 .6
10 .55 82,132 0 .70 (f) 0 .58 (f) ,(h) 4 .27 66 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2024(b) $ 9.61 $ 0.01 $ 0.76 $ 0.77 ( $ 0.18) $ – ( $ 0.18) $ 10.20
2023 9.83 0.19 (0.20) (0.01) (0.21) – (0.21) 9.61
2022 14.16 0.30 (4.21) (3.91) (0.18) (0.24) (0.42) 9.83
2021 12.36 0.14 1.71 1.85 (0.05) – (0.05) 14.16
2020 10.63 0.11 1.77 1.88 (0.15) – (0.15) 12.36
2019 11.28 0.11 (0.68) (0.57) (0.08) – (0.08) 10.63
Institutional shares
2024(b) 9.44 0.03 0.76 0.79 (0.22) – (0.22) 10.01
2023 9.67 0.21 (0.18) 0.03 (0.26) – (0.26) 9.44
2022 13.95 0.35 (4.15) (3.80) (0.24) (0.24) (0.48) 9.67
2021 12.17 0.18 1.69 1.87 (0.09) – (0.09) 13.95
2020 10.47 0.16 1.74 1.90 (0.20) – (0.20) 12.17
2019 11.16 0.18 (0.71) (0.53) (0.16) – (0.16) 10.47
R-6 shares
2024(b) 9.46 0.03 0.75 0.78 (0.23) – (0.23) 10.01
2023 9.69 0.23 (0.19) 0.04 (0.27) – (0.27) 9.46
2022 13.98 0.34 (4.13) ( 3 .79) (0.26) (0.24) (0.50) 9.69
2021 12.18 0.22 1.68 1.90 (0.10) – (0.10) 13.98
2020 10.48 0.16 1.75 1.91 (0.21) – (0.21) 12.18
2019 11.16 0.25 (0.76) (0.51) (0.17) – (0.17) 10.48

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.12% (c),(d) $ 5,059 1.46% (e),(f) – % 0.21% (e) 54.2% (e)
0.08 (d) 4,982 1.48 (f) – 1.94 68.0
(28.32) (d) 5,426 1.57 (f) – 2.45 48.7
14.95 (d) 9,524 1.60 (f) – 1.00 71.9
17.73 (d) 4,003 1.60 (f) – 0.96 72.9
(4.94) (d) 2,455 1.66 (f) – 1.08 59.4
8.44 (c) 79,753 1.09 (e),(f) – 0.58 (e) 54.2 (e)
0.44 73,802 1.13 (f) – 2.20 68.0
(28.08) 96,342 1.20 (f) – 2.97 48.7
15.42 124,727 1.20 (f) – 1.30 71.9
18.21 26,478 1.20 (f) – 1.44 72.9
(4.55) 11,710 1.22 (f) – 1.78 59.4
8.34 (c) 2,613,535 1.00 (e) – 0.67 (e) 54.2 (e)
0.61 2,553,869 1.01 (g) 1.02 (h) 2.48 68.0
(27.96) 2,180,550 1.05 (f) – 2.85 48.7
15.61 3,729,485 1.05 (f) – 1.56 71.9
18.30 1,827,389 1.07 (f) – 1.43 72.9
(4.42) 1,082,059 1.12 (f) – 2.40 59.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's voluntary expense limit.
(h) Excludes expense reimbursement from Manager.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2024(b) $ 16 .45 $ 0 .11 $ 1 .59 $ 1 .70 ( $ 0 .11 ) ( $ 0 .15 ) ( $ 0 .26 ) $ 17 .89
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
Class C shares
2024(b) 16 .25 0 .05 1 .57 1 .62 ( 0 .05 ) ( 0 .15 ) ( 0 .20 ) 17 .67
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
Institutional shares
2024(b) 16 .55 0 .14 1 .60 1 .74 ( 0 .14 ) ( 0 .15 ) ( 0 .29 ) 18 .00
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
R-6 shares
2024(b) 16 .64 0 .14 1 .61 1 .75 ( 0 .14 ) ( 0 .15 ) ( 0 .29 ) 18 .10
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .46% (c) ,(d) $ 166,738 1 .12% (e) ,(f) 1 .40% (e) 11 .6% (e)
10 .11 (d) 156,039 1 .12 (f) 1 .43 26 .5
( 5 .31 ) (d) 145,799 1 .12 (f) 1 .17 22 .1
44 .42 (d) 148,411 1 .12 (f) 0 .70 74 .6
( 12 .55 ) (d) 103,382 1 .12 (f) 1 .20 28 .9
( 7 .83 ) (d) 147,402 1 .13 (f) 1 .91 21 .9
10 .03 (c) ,(d) 27,546 1 .87 (e) ,(f) 0 .65 (e) 11 .6 (e)
9 .34 (d) 29,705 1 .87 (f) 0 .66 26 .5
( 6 .09 ) (d) 45,460 1 .87 (f) 0 .39 22 .1
43 .44 (d) 69,017 1 .87 (f) ( 0 .03 ) 74 .6
( 13 .25 ) (d) 71,660 1 .87 (f) 0 .45 28 .9
( 8 .50 ) (d) 118,135 1 .88 (f) 1 .16 21 .9
10 .60 (c) 715,642 0 .85 (e) ,(f) 1 .67 (e) 11 .6 (e)
10 .42 698,401 0 .85 (f) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (f) 1 .44 22 .1
44 .89 833,344 0 .85 (f) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (f) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (f) 2 .19 21 .9
10 .64 (c) 269,141 0 .79 (e) ,(f) 1 .72 (e) 11 .6 (e)
10 .49 401,595 0 .79 (f) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (f) 1 .54 22 .1
45 .03 61,986 0 .79 (f) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (f) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (f) 2 .27 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2024(b) $ 8.68 $ 0.20 $ 0.40 $ 0.60 ( $ 0.24) ( $ 0.24) $ 9.04
2023 9.13 0.39 (0.38) 0.01 (0.46) (0.46) 8.68
2022 10.64 0.37 (1.44) (1.07) (0.44) (0.44) 9.13
2021 10.32 0.38 0.36 0.74 (0.42) (0.42) 10.64
2020 10.30 0.42 0.05 0.47 (0.45) (0.45) 10.32
2019 10.06 0.49 0.26 0.75 (0.51) (0.51) 10.30
Class C shares
2024(b) 8.67 0.17 0.41 0.58 (0.21) (0.21) 9.04
2023 9.13 0.33 (0.40) (0.07) (0.39) (0.39) 8.67
2022 10.64 0.30 (1.45) (1.15) (0.36) (0.36) 9.13
2021 10.31 0.30 0.37 0.67 (0.34) (0.34) 10 .64
2020 10.29 0.35 0.04 0.39 (0.37) (0.37) 10.31
2019 10.05 0.42 0.25 0.67 (0.43) (0.43) 10 .29
Class J shares
2024(b) 8.38 0.20 0.39 0.59 (0.25) (0.25) 8.72
2023 8.83 0.38 ( 0 .37) 0.01 (0.46) (0.46) 8.38
2022 10.32 0.36 (1.41) (1.05) (0.44) (0.44) 8.83
2021 10.01 0.37 0.37 0.74 (0.43) (0.43) 10.32
2020 10.01 0.41 0.04 0.45 (0.45) (0.45) 10.01
2019 9.79 0.47 0.26 0.73 (0.51) (0.51) 10.01
Institutional shares
2024(b) 8.60 0.21 0.40 0.61 (0.26) (0.26) 8.95
2023 9.05 0.41 (0.38) 0.03 (0.48) (0.48) 8.60
2022 10.56 0.39 (1.44) (1.05) (0.46) (0.46) 9 .05
2021 10.24 0.40 0.37 0.77 (0.45) (0.45) 10.56
2020 10.23 0.45 0.04 0.49 (0.48) (0.48) 10.24
2019 9.99 0.52 0.26 0.78 (0.54) (0.54) 10.23
R-1 shares
2024(b) 8.55 0.18 0.39 0.57 ( 0 .22) (0.22) 8.90
2023 9.00 0.34 (0.37) (0.03) (0.42) (0.42) 8.55
2022 10.50 0.32 (1.43) (1.11) (0.39) (0.39) 9.00
2021 10.19 0.32 0.36 0.68 (0.37) (0.37) 10.50
2020 10.17 0.36 0.06 0.42 (0.40) (0.40) 10.19
2019 9.94 0.44 0.25 0.69 (0.46) (0.46) 10.17

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.10% (c),(d) $ 688,722 1.05% (e) – % 4.66% (e) 16.9% (e)
0.23 (d) 697,257 1.05 – 4.50 16.5
(10.28) (d) 808,228 1.03 – 3.78 15.4
7.32 (d) 971,310 1.04 – 3.62 21.6
4.77 (d) 844,525 1.05 – 4.18 18.1
7.80 (d) 732,421 1.06 – 4.96 19.8
6.80 (c),(d) 140,104 1.83 (e) – 3.88 (e) 16.9 (e)
(0.66) (d) 147,896 1.82 – 3.74 16.5
(10.98) (d) 180,824 1.79 – 3.01 15.4
6.58 (d) 256,799 1.79 – 2.89 21.6
3.95 (d) 365,817 1.81 – 3.44 18.1
6.97 (d) 469,674 1.81 – 4.21 19.8
7.13 (c),(d) 31,654 1.03 (e),(f) 1.05 (e),(g) 4.68 (e) 16.9 (e)
0.24 (d) 31,131 1.06 (f) 1.08 (g) 4.49 16.5
(10.38) (d) 36,128 1.01 (f) 1.03 (g) 3.80 15.4
7.50 (d) 42,288 1.00 (f) 1.02 (g) 3.68 21.6
4.67 (d) 42,554 1.07 (f) 1.10 (g) 4.17 18 .1
7.75 (d) 45,660 1.13 (f) 1.16 (g) 4.89 19.8
7.17 (c) 4,255,824 0.81 (e) – 4.89 (e) 16.9 (e)
0.48 3,930,780 0.81 (h) – 4.74 16.5
(10.14) 4,213,593 0.79 (h) – 4.01 15.4
7.64 5,472,494 0.79 (h) – 3.87 21.6
4.96 4,746,270 0.81 (h) – 4.42 18.1
8.12 3,591,388 0.81 (h) – 5.21 19.8
6.81 (c) 467 1.58 (e) – 4.12 (e) 16.9 (e)
(0.30) 459 1.58 – 3.98 16.5
(10.81) 476 1.57 – 3.23 15.4
6.75 620 1.57 – 3.10 21.6
4.24 613 1.58 – 3.62 18.1
7.23 1,024 1.58 – 4.44 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2024(b) $ 8 .54 $ 0 .19 $ 0 .40 $ 0 .59 ( $ 0 .24 ) ( $ 0 .24 ) $ 8 .89
2023 8 .98 0 .37 ( 0 .37 ) – ( 0 .44 ) ( 0 .44 ) 8 .54
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) ( 0 .42 ) 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) ( 0 .40 ) 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) ( 0 .43 ) 10 .16
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) ( 0 .49 ) 10 .15
R-4 shares
2024(b) 8 .50 0 .20 0 .39 0 .59 ( 0 .24 ) ( 0 .24 ) 8 .85
2023 8 .95 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .50
2022 10 .45 0 .36 ( 1 .42 ) ( 1 .06 ) ( 0 .44 ) ( 0 .44 ) 8 .95
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) ( 0 .45 ) 10 .14
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) ( 0 .51 ) 10 .13
R-5 shares
2024(b) 8 .55 0 .20 0 .41 0 .61 ( 0 .25 ) ( 0 .25 ) 8 .91
2023 9 .01 0 .40 ( 0 .39 ) 0 .01 ( 0 .47 ) ( 0 .47 ) 8 .55
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) ( 0 .46 ) 10 .19
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) ( 0 .52 ) 10 .18
R-6 shares
2024(b) 8 .60 0 .22 0 .39 0 .61 ( 0 .26 ) ( 0 .26 ) 8 .95
2023 9 .05 0 .42 ( 0 .38 ) 0 .04 ( 0 .49 ) ( 0 .49 ) 8 .60
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) ( 0 .49 ) 10 .24
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) ( 0 .54 ) 10 .23

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .98% (c) $ 1,922 1 .27% (d) 4 .43% (d) 16 .9% (d)
0 .11 1,981 1 .27 4 .26 16 .5
( 10 .53 ) 7,838 1 .26 3 .64 15 .4
7 .20 2,521 1 .26 3 .38 21 .6
4 .49 1,328 1 .27 3 .98 18 .1
7 .58 2,101 1 .27 4 .77 19 .8
7 .12 (c) 962 1 .08 (d) 4 .62 (d) 16 .9 (d)
0 .21 946 1 .08 4 .48 16 .5
( 10 .41 ) 938 1 .07 3 .75 15 .4
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
7 .80 1,397 1 .08 4 .93 19 .8
7 .26 (c) 2,192 0 .96 (d) 4 .75 (d) 16 .9 (d)
0 .21 1,987 0 .96 4 .59 16 .5
( 10 .24 ) 2,726 0 .95 3 .82 15 .4
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
7 .89 3,200 0 .96 5 .05 19 .8
7 .23 (c) 880,544 0 .71 (d) 5 .00 (d) 16 .9 (d)
0 .59 941,791 0 .70 4 .85 16 .5
( 9 .97 ) 1,228,160 0 .70 4 .11 15 .4
7 .64 1,706,467 0 .70 (e) 3 .97 21 .6
5 .17 (f) 1,518,101 0 .71 (e) 4 .52 18 .1
8 .12 (f) 910,863 0 .71 (e) 5 .32 19 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2024 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2023 to
February 29, 2024 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Beginning Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,195.12 $ 5.13 $ 1,000.00 $ 1,020.19 $ 4.72 0.94%
Class C 1,000.00 1,190.96 9.10 1,000.00 1,016.56 8.37 1.67
Class J 1,000.00 1,196.24 4.15 1,000.00 1,021.08 3.82 0.76
Institutional 1,000.00 1,196.95 3.61 1,000.00 1,021.58 3.32 0.66
R-3 1,000.00 1,194.27 6.22 1,000.00 1,019.19 5.72 1.14
R-4 1,000.00 1,195.45 5.19 1,000.00 1,020.14 4.77 0.95
R-5 1,000.00 1,195.66 4.53 1,000.00 1,020.74 4.17 0.83
R-6 1,000.00 1,197.39 3.11 1,000.00 1,022.03 2.87 0.57
Bond Market Index Fund
Class J 1,000.00 1,021.14 2.51 1,000.00 1,022.38 2.51 0.50
Institutional 1,000.00 1,022.27 0.70 1,000.00 1,024.17 0.70 0.14
R-1 1,000.00 1,018.81 5.07 1,000.00 1,019.84 5.07 1.01
R-3 1,000.00 1,020.58 3.52 1,000.00 1,021.38 3.52 0.70
R-4 1,000.00 1,020.16 2.56 1,000.00 1,022.33 2.56 0.51
R-5 1,000.00 1,021.36 1.96 1,000.00 1,022.92 1.96 0.39
Diversified Real Asset Fund
Class A 1,000.00 1,006.22 5.99 1,000.00 1,018.90 6.02 1.20
Institutional 1,000.00 1,008.22 4.14 1,000.00 1,020.74 4.17 0.83
R-3 1,000.00 1,005.71 6.73 1,000.00 1,018.15 6.77 1.35
R-6 1,000.00 1,008.53 3.90 1,000.00 1,020.98 3.92 0.78

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Beginning Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Annualized
Expense
Ratio
Edge MidCap Fund
Class A $ 1,000.00 $ 1,083.89 $ 5.70 $ 1,000.00 $ 1,019.39 $ 5.52 1.10%
Institutional 1,000.00 1,086.34 3.99 1,000.00 1,021.03 3.87 0.77
R-6 1,000.00 1,086.83 3.48 1,000.00 1,021.53 3.37 0.67
Global Multi-Strategy Fund
Class A 1,000.00 1,048.66 10.75 1,000.00 1,014.37 10.57 2.11
Institutional 1,000.00 1,050.70 8.36 1,000.00 1,016.71 8.22 1.64
R-6 1,000.00 1,050.65 8.21 1,000.00 1,016.86 8.07 1.61
Global Multi-Strategy Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,048.66 9.88 1,000.00 1,015.22 9.72 1.94
Institutional 1,000.00 1,050.70 7.50 1,000.00 1,017.55 7.37 1.47
R-6 1,000.00 1,050.65 7.34 1,000.00 1,017.70 7.22 1.44
Global Sustainable Listed Infrastructure Fund
Institutional 1,000.00 1,037.34 4.46 1,000.00 1,020.49 4.42 0.88
International Equity Index Fund
Institutional 1,000.00 1,093.13 1.61 1,000.00 1,023.32 1.56 0.31
R-1 1,000.00 1,087.74 6.23 1,000.00 1,018.90 6.02 1.20
R-3 1,000.00 1,089.86 4.62 1,000.00 1,020.44 4.47 0.89
R-4 1,000.00 1,091.35 3.64 1,000.00 1,021.38 3.52 0.70
R-5 1,000.00 1,091.84 3.02 1,000.00 1,021.98 2.92 0.58
R-6 1,000.00 1,093.04 1.51 1,000.00 1,023.42 1.46 0.29
International Small Company Fund
Institutional 1,000.00 1,051.04 5.51 1,000.00 1,019.49 5.42 1.08
R-6 1,000.00 1,051.15 5.30 1,000.00 1,019.69 5.22 1.04
Opportunistic Municipal Fund
Class A 1,000.00 1,051.70 5.51 1,000.00 1,019.49 5.42 1.08
Institutional 1,000.00 1,053.11 4.08 1,000.00 1,020.89 4.02 0.80
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,051.70 4.34 1,000.00 1,020.64 4.27 0.85
Institutional 1,000.00 1,053.11 2.91 1,000.00 1,022.03 2.87 0.57
Origin Emerging Markets Fund
Class A 1,000.00 1,081.17 7.55 1,000.00 1,017.60 7.32 1.46
Institutional 1,000.00 1,084.44 5.65 1,000.00 1,019.44 5.47 1.09
R-6 1,000.00 1,083.35 5.18 1,000.00 1,019.89 5.02 1.00
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,104.61 5.86 1,000.00 1,019.29 5.62 1.12
Class C 1,000.00 1,100.26 9.77 1,000.00 1,015.56 9.37 1.87
Institutional 1,000.00 1,106.04 4.45 1,000.00 1,020.64 4.27 0.85
R-6 1,000.00 1,106.44 4.14 1,000.00 1,020.93 3.97 0.79

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2024 (unaudited)

Actual Hypothetical
Beginning
Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Beginning Account
Value September
1, 2023
Ending Account
Value February
29, 2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Annualized
Expense
Ratio
Spectrum Preferred and Capital Securities Income Fund
Class A $ 1,000.00 $ 1,070.98 $ 5.41 $ 1,000.00 $ 1,019.64 $ 5.27 1.05%
Class C 1,000.00 1,068.03 9.41 1,000.00 1,015.76 9.17 1.83
Class J 1,000.00 1,071.29 5.30 1,000.00 1,019.74 5.17 1.03
Institutional 1,000.00 1,071.74 4.17 1,000.00 1,020.84 4.07 0.81
R-1 1,000.00 1,068.09 8.12 1,000.00 1,017.01 7.92 1.58
R-3 1,000.00 1,069.80 6.54 1,000.00 1,018.55 6.37 1.27
R-4 1,000.00 1,071.17 5.56 1,000.00 1,019.49 5.42 1.08
R-5 1,000.00 1,072.58 4.95 1,000.00 1,020.09 4.82 0.96
R-6 1,000.00 1,072.34 3.66 1,000.00 1,021.33 3.57 0.71
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of December 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of December 2023, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2023
Fund Net Income Realized Gain Capital Sources
Bond Market Index Fund 99.83% 0.00% 0.17%
Diversified Real Asset Fund 0.00 0.00 100.00
Global Multi-Strategy Fund 0.00 0.00 100.00
International Equity Index Fund 75.06 0.00 24.94
International Small Company Fund 79.95 0.00 20.05
Origin Emerging Markets Fund 76.39 0.00 23.61

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
Member, 15(c) Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services)
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
Member, Nominating and Governance
Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Thomas A. Swank
Board Member since 2024
Member, Operations Committee
1960
Chief Executive Officer and
President, Wellabe (formerly,
American Enterprise Group,
Inc.) (life and health insurance) from 2015-2023
126 Wellabe (formerly, American
Enterprise Group, Inc.) 2015-present
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
President and Chief Executive Officer – Principal
Asset Management
~
SM
since 2024
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management
~
SM
(2023)
Senior Executive Director and Chief Operating
Officer – Principal Asset Management
~
SM
(2019-
2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
Member, Executive Committee
1964
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Counsel (2021)
Transamerica
Tax Counsel (2016-2021)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Senior Director – Fund Accounting since 2024
Director – Fund Accounting (2016-2024)
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer since 2016
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Senior Director – Fund Administration since 2024
Director – Accounting (2020-2024)
Assistant Director – Accounting (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary– Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance since 2024
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Senior Director – Fund Tax 2024
Director – Accounting (2019–2024)
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO 64121-
9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov and
www.Principalam.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds, and (2) a sub-advisory agreement between PGI and Los Angeles
Capital Management LLC for the Global Multi-Strategy Fund.
At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; ClearBridge Investments (North
America) Pty Limited; CoreCommodity Management, LLC; Delaware Investments Fund Advisers; Gotham Asset Management, LLC; Graham
Capital Management, L.P.; Impax Asset Management Limited; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Newton
Investment Management North America LLC; Nuveen Asset Management, LLC; Origin Asset Management LLP; Pictet Asset Management SA;
Principal Real Estate Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Wellington Management
company LLP; and Westchester Capital Management, LLC; (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the
Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The
Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2023 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2023, and compared those returns to various agreed-upon performance measures, including, for all Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”). For Diversified Real Asset Fund, comparative performance information was based upon data provided by Refinitiv.

For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2023, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2023, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2023, as available, to one or more relevant benchmark indices. The Board noted that certain
Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Capital Securities Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2022. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’ review of certain other Funds.
With regard to International Small Company Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 80th percentiles, respectively) in the Expense Group.
The Board accepted the Manager’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to lower the expense cap on the Fund’s Institutional Class shares to be effective from December 31, 2022 through
December 30, 2023 and considered the pro forma effect of these changes on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s effective net management fee rate would move to the 60th percentile and the Fund’s total net expense ratio would move to the 20th percentile. Considering all relevant factors, including the Fund’s performance in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (89th and 84th percentiles, respectively) and the Manager’s explanation of the Fund’s relative performance, the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (both were at the 92nd percentile) in the Expense Group. The Board also noted that the Fund’s performance was in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (both were at the 95th percentile). Considering all relevant factors, including management’s explanation of the
Fund’s relative performance and certain characteristics of the funds in the Expense Group, including that the majority of the funds in the Expense
Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Institutional Class shares of Global Multi-Strategy Fund and Origin Emerging Markets Fund and Class A shares of Origin Emerging Markets
Fund to be effective from December 31, 2022 through December 30, 2023.
With regard to each of Global Multi-Strategy Fund, Opportunistic Municipal Bond Fund, Diversified Real Asset Fund, Edge MidCap Fund, and
Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2022.The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2022. The Board noted that the Manager compensates each
Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the
Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that Capital Securities Fund’s Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
With regard to Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the Sub-Advisory Agreement for the Fund with Origin Asset Management LLP to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Sub-Advisory Agreement for Global Multi-Strategy Fund
On December 12, 2023, the Board met to consider for Global Multi-Strategy Fund (the “Fund”) the approval of a new sub-advisory agreement
(the “New Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Los Angeles Capital Management LLC
(the “Sub-Advisor”) with respect to the Fund.
The New Sub-Advisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Sub-Advisor that is expected to be effective on or about January 1, 2024. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current sub-advisory agreement between the Manager and the Sub-Advisor (the “Current Sub-Advisory
Agreement”), causing the Current Sub-Advisory Agreement to terminate automatically. The Manager proposed that the Board approve the New
Sub-Advisory Agreement to take effect upon the termination of the Current Sub-Advisory Agreement in order to allow the Sub-Advisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Current Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Current Sub-Advisory Agreement were reasonable and that approval of the Current Sub-
Advisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management team, investment philosophy or process at the Sub-Advisor and that the change in ownership was not expected to impact the nature, quality or extent of services that the Sub-Advisor provides to the Fund. The Board also noted the Manager’s statement that the
New Sub-Advisory Agreement for the Fund would be identical to the Current Sub-Advisory Agreement in all material respects (including the sub-advisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Sub-Advisory
Agreement to take effect following the change in control of the Sub-Advisor.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV941SAR-03 | 04/2024 | 2745910

Principal Capital Securities Fund
Class S Shares
Semiannual Report
February 29, 2024

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedules of Investments 10
Financial Highlights (includes performance information) 17
Shareholder Expense Example 19
Supplemental Information 20

Statement of Assets and Liabilities
Principal Funds, Inc.
February 29, 2024 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ............................................................................................................................
$ 1,165,326
Investment in affiliated Funds--at cost ......................................................................................................................
$ 37,609
Assets
Investment in securities--at value  ............................................................................................................................ $ 1,100,738
(a)
Investment in affiliated Funds--at value ....................................................................................................................... 37,609
Cash ........................................................................................................................................................... 159
Receivables:
Dividends and interest ................................................................................................................................... 15,990
Expense reimbursement from Manager ................................................................................................................. 38
Fund shares sold ......................................................................................................................................... 1,732
Total Assets   1,156,266
Liabilities
Accrued transfer agent fees ................................................................................................................................... 66
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 25
Accrued other expenses ....................................................................................................................................... 17
Payables:
Fund shares redeemed ................................................................................................................................... 615
Investment securities purchased ........................................................................................................................ 8,000
Collateral obligation on securities loaned, at value ........................................................................................................... 36,615
Total Liabilities
45,339
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 1,110,927
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 1,260,992
Total distributable earnings (accumulated loss) ...............................................................................................................
(150,065)
Total Net Assets
$ 1,110,927
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 500,000
Net Asset Value Per Share:
Class S : Net Assets ............................................................................................................................................ $ 1,110,927
Shares Issued and Outstanding .......................................................................................................................... 122,506
Net Asset Value per share ...............................................................................................................................
$ 9 .07
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2024 (unaudited)
2
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 316
Dividends ................................................................................................................................................... 143
Interest ...................................................................................................................................................... 28,226
Securities lending - net .....................................................................................................................................
171
Total Income 28,856
Expenses:
Registration fees - Class S ................................................................................................................................. 20
Shareholder reports - Class S .............................................................................................................................. 4
Transfer agent fees - Class S ............................................................................................................................... 171
Custodian fees .............................................................................................................................................. 5
Directors' expenses ......................................................................................................................................... 12
Interest expense and fees ................................................................................................................................... 16
Professional fees ........................................................................................................................................... 20
Other expenses ............................................................................................................................................. 6
Total Gross Expenses 254
Less: Reimbursement from Manager - Class S ............................................................................................................ 238
Total Net Expenses 16
Net Investment Income (Loss) 28,840
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (2,735)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 60,778
Net Realized and Unrealized Gain (Loss) on investments 58,043
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 86,883

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 29,
2024
Year Ended
August 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 28,840 $ 56,740
Net realized gain (loss) on investments ...................................................................................................... (2,735) (57,633)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
60,778 (7,975)
Net Increase (Decrease) in Net Assets Resulting from Operations 86,883 (8,868)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,416) (62,211)
Total Dividends and Distributions (34,416) (62,211)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
16,926 (31,034)
Total Increase (Decrease) in Net Assets 69,393 (102,113)
Net Assets
Beginning of period ..........................................................................................................................
1,041,534 1,143,647
End of period ................................................................................................................................
$ 1,110,927 $ 1,041,534
Class S
Capital Share Transactions:
Period Ended February 29, 2024
Dollars:
Sold .............................................................................................................. $ 194,242
Reinvested ......................................................................................................... 20,806
Redeemed ..........................................................................................................
(198,122)
Net Increase (Decrease)
$ 16,926
Shares:
Sold .............................................................................................................. 22,162
Reinvested ......................................................................................................... 2,388
Redeemed ..........................................................................................................
(22,697)
Net Increase (Decrease)
1,853
Year Ended August 31, 2023
Dollars:
Sold .............................................................................................................. $ 347,019
Reinvested ......................................................................................................... 38,232
Redeemed ..........................................................................................................
(416,285)
Net Increase (Decrease)
$ (31,034)
Shares:
Sold .............................................................................................................. 39,424
Reinvested ......................................................................................................... 4,392
Redeemed ..........................................................................................................
(47,533)
Net Increase (Decrease)
(3,717)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”) Topic
946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
5
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statement of operations. During the period ended February 29, 2024 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Fund’s financial statements. The Fund will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing Rate
("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statement of operations. The interest expense associated with these borrowings is included in interest expense and fees on the statement of operations. Any outstanding lending as of February
29, 2024 is included in interfund lending on the statement of assets and liabilities.  Any outstanding borrowing as of February 29, 2024 is included in interfund borrowing on the statement of assets and liabilities.
During the period ended February 29, 2024, the fund’s lending to the Facility was as follows (amounts in thousands):
During the period ended February 29, 2024 , the fund’s borrowing from the Facility was as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Capital Securities Fund $ 136 5.96% $ 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Capital Securities Fund $ 530 6.01% $ 16
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
6
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. Any outstanding borrowing as of February 29,
2024 is included in borrowing on the statement of assets and liabilities. During the period ended February 29, 2024, the fund did not borrow against the line of credit.
Contingent Convertible Securities. As footnoted in the schedule of investments, the fund invests  in contingent convertible securities (“CoCos”).
CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.”
Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades.  The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February 29, 2024, the fund did not have material cross trades.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and
105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
7
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and
Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data.
The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
8
The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments
During the period , there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the period ended February 29, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2024 and August 31,
2023 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,082,478 $ — $ 1,082,478
Investment Companies* 52,999 — — 52,999
Preferred Stocks* 2,870 — — 2,870
Total investments in securities $ 55,869 $ 1,082,478 $ — $ 1,138,347
Purchases Sales
Capital Securities Fund $ 109,950 $ 102,753
Ordinary Income
2024 2023
Capital Securities
Fund $ 34,416 $ 62,211
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 709 $ — $ (70,672) $ (142,796) $ 10,227 $ (202,532)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2024 (unaudited)
9
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2023 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2023, the fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2023, the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2023, the fund recorded no reclassifications.
Federal Income Tax Basis. At February 29, 2024, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Short-Term Long-Term Total
Capital Securities Fund $ 14,065 $ 56,607 $ 70,672
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 11,005 $ (91,793) $ (80,788) $ 1,219,135
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
February 29, 2024 (unaudited)
See accompanying notes.
10
INVESTMENT COMPANIES - 4.77% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
Invesco Preferred ETF
(a)
121,647 $ 1,445
Money Market Funds - 4.64%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(b),(c)
13,944,953 13,945
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
37,609,123 37,609
$ 51,554
TOTAL INVESTMENT COMPANIES $ 52,999
PREFERRED STOCKS - 0.26% Shares Held Value (000's)
Banks - 0.10%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 1,082
Diversified Financial Services - 0.01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 160
Insurance - 0.06%
Assurant Inc 5.25%, 01/15/2061
(a)
29,885 638
Sovereign - 0.09%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 990
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 2,870
BONDS - 97.44%
Principal
Amount (000's) Value (000's)
Banks - 57.81%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,908
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 541
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 11,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
9.38%, 03/19/2029
(e),(f),(g)
8,500 8,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,400 8,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
9.63%, 11/21/2028
(e),(f),(g)
3,000 3,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
10,304 10,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
7.70%, 05/26/2084
(f),( i )
5,300 5,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(f)
25,000 23,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(a),(e),(f)
19,600 17,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,913
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 5,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(a),(e),(f)
24,000 23,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The   (continued)
8.63%, 10/27/2082
(f)
$ 3,300 $ 3,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
8,000 6,285
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
8.00%, 06/15/2024
(e),(f),(g)
2,000 1,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(f),(g)
1,800 1,861
USD SOFR ICE Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 2,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(f),(g),(h)
7,000 5,603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(f),(g)
800 800
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,303 6,311
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 2,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
22,661 21,287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
12,000 11,357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(a),(e),(f)
1,239 1,234
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(a),(e),(f)
3,600 3,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 3,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
8,000 7,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Corestates Capital III
6.14%, 02/15/2027
(h)
7,771 7,539
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
8.13%, 12/23/2025
(e),(f),(g),(h)
8,232 8,394
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
6.13%, 03/28/2024
(e),(f),(g)
6,600 6,600
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,334
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%

Schedule of Investments
Capital Securities Fund
February 29, 2024 (unaudited)
See accompanying notes.
11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
$ 2,200 $ 2,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc /The
3.65%, 08/10/2026
(e),(f)
7,100 6,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
444 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(e),(f)
1,000 979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(f)
3,500 3,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(a),(e),(f)
1,000 1,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,131
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 9,149
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,839
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,289
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(f),(g)
500 477
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 5,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(e),(f)
19,200 16,861
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(f)
8,600 7,783
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
6.27%, 06/15/2028 2,400 2,143
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,947
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,000 6,587
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(f),(g)
500 491
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(f),(g)
10,000 10,001
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,921
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(f)
21,993 20,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
5.00%, 09/15/2026
(a),(e),(f)
$ 3,775 $ 3,216
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.33%, 07/01/2028 1,500 1,334
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,649
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
4,300 4,294
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 15,612
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(f)
1,800 2,002
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(f),(g)
2,000 1,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 6,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,495
3 Month USD LIBOR + 3.52%
9.18%, 05/15/2024
(a),(e)
1,300 1,305
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
10,000 7,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 8,085
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,267
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
6.21%, 06/01/2028 3,000 2,857
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc /The
3.40%, 09/15/2026
(e),(f)
2,300 1,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 13,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(f)
2,000 1,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
7,500 7,079
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%

Schedule of Investments
Capital Securities Fund
February 29, 2024 (unaudited)
See accompanying notes.
12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
$ 5,000 $ 4,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,513
USD Swap Rate NY 5 Year + 5.87%
10.00%, 11/14/2028
(e),(f),(g),(h)
7,000 7,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
6.00%, 07/26/2025
(e),(f),(g)
1,000 985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f)
2,000 2,042
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(f),(h)
7,100 7,250
3 Month USD LIBOR + 1.46%
State Street Corp
6.70%, 03/15/2029
(e),(f)
3,900 3,889
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
13,601 14,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
23,120 21,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.24%, 05/15/2027 4,500 4,294
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.30%, 03/15/2028 2,000 1,883
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
10,000 9,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
19,500 19,256
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,299
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 27,730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
$ 16,700 $ 15,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
7.63%, 09/15/2028
(a),(e),(f)
6,800 7,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 642,265
Diversified Financial Services - 10.10%
Ally Financial Inc
4.70%, 05/15/2026
(e),(f)
3,900 3,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
American Express Co
3.55%, 09/15/2026
(e),(f)
29,789 26,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(f)
11,200 9,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
26,000 23,948
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 13,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 2,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(f)
22,300 22,429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,800 9,064
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(f)
1,400 1,432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 112,183
Electric - 6.98%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 6,316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(a),(e),(f)
9,900 9,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(f)
27,300 26,576
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
5,925 5,904
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 4,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(f)
17,839 17,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%

Schedule of Investments
Capital Securities Fund
February 29, 2024 (unaudited)
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
$ 2,000 $ 1,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.70%, 09/01/2054
(f),( i )
2,700 2,693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
7.66%, 10/01/2066 3,341 3,189
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 77,568
Food - 0.58%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
7,000 6,423
Insurance - 12.55%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,017
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
8.51%, 08/15/2053 6,900 6,912
CME Term Secured Overnight Financing
Rate 3 Month + 3.20%
American International Group Inc
5.75%, 04/01/2048
(f)
3,580 3,517
3 Month USD LIBOR + 2.87%
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 494
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,882
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
6,600 6,589
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(f)
1,448 1,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
7.95%, 05/01/2067 1,100 947
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 10,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,216
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,268
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,355
MetLife Inc
3.85%, 09/15/2025
(a),(e),(f)
7,200 6,881
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 711
9.25%, 04/08/2068
(h)
10,372 11,831
3 Month USD LIBOR + 5.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
10.75%, 08/01/2069 $ 4,300 $ 5,778
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 779
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(a),(f)
9,500 8,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(a),(f),(h)
5,000 4,273
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 25,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 139,408
Oil & Gas - 1.10%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
9,500 9,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(a),(e),(f)
3,000 2,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 12,192
Pipelines - 4.90%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
4,200 4,081
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 10,499
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(f)
2,000 2,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(f)
600 640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 9,373
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,202
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%

Schedule of Investments
Capital Securities Fund
February 29, 2024 (unaudited)
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.50%, 09/15/2079
(a),(f)
$ 12,500 $ 11,177
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 581
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(f)
4,000 3,836
3 Month USD LIBOR + 4.64%
$ 54,465
REITs - 0.71%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 4,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,922
Sovereign - 0.85%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 975
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,374
Telecommunications - 1.38%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
8,000 7,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 7,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 15,325
Transportation - 0.48%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,353
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,082,478
Total Investments $ 1,138,347
Other Assets and Liabilities -  (2.47)% (27,420)
TOTAL NET ASSETS - 100.00% $ 1,110,927
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,167 or 3.17% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,615 or
3.30% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $254,979 or 22.95% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $175,835 or 15.83% of net assets.
( i ) Security purchased on a when-issued basis.
Portfolio Summary
Sector Percent
Financial 81.34%
Utilities 6.98%
Energy 6.00%
Money Market Funds 4.64%
Communications 1.38%
Government 0.94%
Consumer, Non-cyclical 0.58%
Industrial 0.48%
Exchange-Traded Funds 0.13%
Other Assets and Liabilities
(2.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales February 29, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ 13,752 $ 308,298 $ 284,441 $ 37,609
$ 13,752 $ 308,298 $ 284,441 $ 37,609
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 316 $ — $ — $ —
$ 316 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities le nding collateral.

Glossary to the Schedule of Investments
February 29, 2024 (unaudited)
See accompanying notes.
15
Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.
17
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2024(b) $ 8 .63 $ 0 .24 $ 0 .48 $ 0 .72 ( $ 0 .28 ) ( $ 0 .28 ) $ 9 .07
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.
18
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .55% (c) $ 1,110,927 0 .00% (d) ,(e) 5 .47% (d) 19 .8% (d)
( 0 .52 ) 1,041,534 0 .00 (e) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (e) 4 .40 14 .0
8 .77 1,167,754 0 .00 (e) 4 .34 14 .2
7 .42 846,849 0 .00 (e) 4 .95 14 .0
8 .39 648,432 0 .00 (e) 5 .89 14 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2024.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2024 (unaudited)
19
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2023 to
February 29, 2024 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2023
Ending Account
Value
February 29,
2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Beginning
Account Value
September 1,
2023
Ending Account
Value
February 29,
2024
Expenses Paid
During Period
September
1, 2023 to
February 29,
2024
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 1,085.49 $ 0.00 $ 1,000.00 $ 1,024.86 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

20
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
Member, 15(c) Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services)
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
Member, Nominating and Governance
Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

21
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Thomas A. Swank
Board Member since 2024
Member, Operations Committee
1960
Chief Executive Officer and
President, Wellabe (formerly,
American Enterprise Group,
Inc.) (life and health insurance) from 2015-2023
126 Wellabe (formerly, American
Enterprise Group, Inc.) 2015-present
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
President and Chief Executive Officer – Principal
Asset Management
~
SM
since 2024
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management
~
SM
(2023)
Senior Executive Director and Chief Operating
Officer – Principal Asset Management
~
SM
(2019-
2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
Member, Executive Committee
1964
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

22
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Counsel (2021)
Transamerica
Tax Counsel (2016-2021)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Senior Director – Fund Accounting since 2024
Director – Fund Accounting (2016-2024)
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer since 2016
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Senior Director – Fund Administration since 2024
Director – Accounting (2020-2024)
Assistant Director – Accounting (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary– Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance since 2024
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Senior Director – Fund Tax 2024
Director – Accounting (2019–2024)
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)

23
* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

24
of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO 64121-
9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com.

25
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov and
www.Principalam.com.

26
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds, and (2) a sub-advisory agreement between PGI and Los Angeles
Capital Management LLC for the Global Multi-Strategy Fund.
At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; ClearBridge Investments (North
America) Pty Limited; CoreCommodity Management, LLC; Delaware Investments Fund Advisers; Gotham Asset Management, LLC; Graham
Capital Management, L.P.; Impax Asset Management Limited; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Newton
Investment Management North America LLC; Nuveen Asset Management, LLC; Origin Asset Management LLP; Pictet Asset Management SA;
Principal Real Estate Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Wellington Management
company LLP; and Westchester Capital Management, LLC; (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the
Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The
Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2023 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2023, and compared those returns to various agreed-upon performance measures, including, for all Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”). For Diversified Real Asset Fund, comparative performance information was based upon data provided by Refinitiv.

27
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2023, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2023, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2023, as available, to one or more relevant benchmark indices. The Board noted that certain
Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Capital Securities Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2022. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’ review of certain other Funds.
With regard to International Small Company Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 80th percentiles, respectively) in the Expense Group.
The Board accepted the Manager’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to lower the expense cap on the Fund’s Institutional Class shares to be effective from December 31, 2022 through
December 30, 2023 and considered the pro forma effect of these changes on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s effective net management fee rate would move to the 60th percentile and the Fund’s total net expense ratio would move to the 20th percentile. Considering all relevant factors, including the Fund’s performance in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (89th and 84th percentiles, respectively) and the Manager’s explanation of the Fund’s relative performance, the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (both were at the 92nd percentile) in the Expense Group. The Board also noted that the Fund’s performance was in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2022 (both were at the 95th percentile). Considering all relevant factors, including management’s explanation of the
Fund’s relative performance and certain characteristics of the funds in the Expense Group, including that the majority of the funds in the Expense
Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds

28
and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Institutional Class shares of Global Multi-Strategy Fund and Origin Emerging Markets Fund and Class A shares of Origin Emerging Markets
Fund to be effective from December 31, 2022 through December 30, 2023.
With regard to each of Global Multi-Strategy Fund, Opportunistic Municipal Bond Fund, Diversified Real Asset Fund, Edge MidCap Fund, and
Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2022.The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2022. The Board noted that the Manager compensates each
Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the
Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

29
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that Capital Securities Fund’s Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
With regard to Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the Sub-Advisory Agreement for the Fund with Origin Asset Management LLP to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Sub-Advisory Agreement for Global Multi-Strategy Fund
On December 12, 2023, the Board met to consider for Global Multi-Strategy Fund (the “Fund”) the approval of a new sub-advisory agreement
(the “New Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Los Angeles Capital Management LLC
(the “Sub-Advisor”) with respect to the Fund.
The New Sub-Advisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Sub-Advisor that is expected to be effective on or about January 1, 2024. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current sub-advisory agreement between the Manager and the Sub-Advisor (the “Current Sub-Advisory
Agreement”), causing the Current Sub-Advisory Agreement to terminate automatically. The Manager proposed that the Board approve the New
Sub-Advisory Agreement to take effect upon the termination of the Current Sub-Advisory Agreement in order to allow the Sub-Advisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2023 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Current Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Current Sub-Advisory Agreement were reasonable and that approval of the Current Sub-
Advisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management team, investment philosophy or process at the Sub-Advisor and that the change in ownership was not expected to impact the nature, quality or extent of services that the Sub-Advisor provides to the Fund. The Board also noted the Manager’s statement that the
New Sub-Advisory Agreement for the Fund would be identical to the Current Sub-Advisory Agreement in all material respects (including the sub-advisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Sub-Advisory
Agreement to take effect following the change in control of the Sub-Advisor.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | FV908-09 | 04/2024 | 2745913

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b)
Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	04/22/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	04/22/2024

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	04/22/2024